                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3732
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                           MFS/SUN LIFE SERIES TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                               James F. DesMarais
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                    Date of reporting period: March 31, 2005
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

ITEM 1. SCHEDULE OF INVESTMENTS.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2005



                        Bond Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

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PORTFOLIO OF INVESTMENTS   March 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Bond Series

ISSUER                                                                                              PAR AMOUNT             VALUE
BONDS - 92.5%

ADVERTISING & BROADCASTING - 2.1%
British Sky Broadcasting Group
PLC, 8.2%, 2009                                                                                    $    822,000        $    926,934
Chancellor Media Corp., 8%, 2008                                                                        760,000             819,136
EchoStar DBS Corp., 9.125%, 2009                                                                        657,000             702,990
News America Holdings, 7.75%, 2024                                                                    1,250,000           1,452,440
News America Holdings, 8.5%, 2025                                                                       770,000             954,923
                                                                                                                       ------------
                                                                                                                       $  4,856,423
                                                                                                                       ------------
AEROSPACE - 0.5%
BAE Systems Holdings, Inc., 6.4%, 2011##                                                           $  1,059,000        $  1,151,367
                                                                                                                       ------------
AIRLINES - 0.5%
Continental Airlines, Inc., 6.648%, 2017                                                           $    417,720        $    396,452
Continental Airlines, Inc., 6.545%, 2020                                                                729,025             710,808
                                                                                                                       ------------
                                                                                                                       $  1,107,260
                                                                                                                       ------------
ASSET BACKED & SECURITIZED - 10.3%
ARCap REIT, Inc., 6.0996%, 2045##                                                                  $    350,000        $    319,739
Amresco Commercial Mortgage Funding I, 7%, 2029                                                         900,000             925,347
Asset Securitization Corp., 8.2905%, 2026                                                               775,000             796,175
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011##                                             820,000             822,050
CPS Auto Receivables Trust, 3.52%, 2009##                                                               339,535             338,580
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033##                                                      1,050,000           1,103,751
Capital One Auto Finance Trust, 2.47%, 2010                                                             400,000             391,902
Citibank Credit Card Issuance Trust, 6.65%, 2008                                                      1,200,000           1,234,527
Commercial Mortgage Acceptance Corp., 5.44%, 2013##                                                   1,000,000             994,484
Commercial Mortgage Acceptance Corp., 0.7175%, 2030^^                                                 9,357,767             345,250
Commercial Mortgage Acceptance Corp., 6.04%, 2030                                                     1,150,000           1,199,749
Commercial Mortgage Acceptance Corp., 7.03%, 2031                                                       750,000             813,925
Countrywide Asset-Backed Certificates, 4.575%, 2035                                                     119,000             119,000
DLJ Commercial Mortgage Corp., 7.8612%, 2009                                                            700,000             773,326
DLJ Commercial Mortgage Corp., 6.04%, 2031                                                              625,000             614,034
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                                 727,875             761,189
Drive Auto Receivables Trust, 2.5%, 2009##                                                              673,000             653,467
Drivetime Auto Owner Trust, 1.918%, 2008##                                                            1,090,000           1,079,611
Falcon Franchise Loan LLC, 4.1285%, 2023^^                                                            3,117,316             541,793
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029##                                       607,000             658,793
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                                  800,000             749,953
GMAC Commercial Mortgage Securities, Inc., 7.6527%, 2034##                                              825,000             906,025
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                                                589,156             579,608
Holmes Financing PLC, 3.38%, 2040                                                                       181,000             181,885
IKON Receivables Funding LLC, 3.27%, 2011                                                               735,000             726,090
Lehman Brothers Commercial Conduit Mortgage Trust, 0.5531%, 2028^^                                    7,413,959             240,020
Lehman Brothers Commercial Conduit Mortgage Trust, 6.78%, 2031                                          500,000             537,901
Morgan Stanley Capital I, 0.2615%, 2030^^##                                                          26,125,905             564,066
Morgan Stanley Capital I, Inc., 6.86%, 2010                                                           1,155,000           1,193,095
Morgan Stanley Capital I, Inc., 7.3%, 2030##                                                            852,000             894,421
Morgan Stanley Capital I, Inc., 6.01%, 2030                                                               5,390               5,398
Morgan Stanley Capital I, Inc., 5.72%, 2032                                                             479,840             499,193
Mortgage Capital Funding, Inc., 0.8607%, 2031^^                                                      10,192,832             215,940
Nomura Asset Acceptance Corp., 4.423%, 2034                                                             683,416             673,670
Prudential Securities Secured Financing Corp., 7.2254%, 2013##                                          567,000             610,018
Residential Asset Mortgage Products, Inc., 3.49%, 2029                                                  286,459             285,877
TIAA Retail Estate CDO Ltd., 7.17%, 2032##                                                              463,237             484,040
                                                                                                                       ------------
                                                                                                                       $ 23,833,892
                                                                                                                       ------------
AUTOMOTIVE - 4.3%
Ford Motor Co., 7.45%, 2031                                                                        $    758,000        $    685,675
Ford Motor Credit Co., 7.375%, 2009 - 2011                                                            1,354,000           1,349,298
Ford Motor Credit Co., 7.875%, 2010                                                                   1,769,000           1,800,985
General Motors Acceptance Corp., 5.125%, 2008                                                           696,000             644,403
General Motors Acceptance Corp., 7.75%, 2010                                                            699,000             671,387
General Motors Acceptance Corp., 7.25%, 2011                                                            524,000             486,506
General Motors Corp., 8.375%, 2033                                                                    3,004,000           2,570,619
Lear Corp., 7.96%, 2005                                                                                 753,000             756,544
Lear Corp., 8.11%, 2009                                                                                 451,000             488,067
TRW Automotive, Inc., 9.375%, 2013                                                                      513,000             551,475
                                                                                                                       ------------
                                                                                                                       $ 10,004,959
                                                                                                                       ------------
BANKS & CREDIT COMPANIES - 9.8%
Abbey National Capital Trust I, 8.963% to 2030, 5.945% to 2049                                     $    700,000        $    984,740
BBVA Bancomer Capital Trust I, 10.5%, 2011##                                                            867,000             906,015
Banco Mercantil del Norte S.A., 5.875%, 2014##                                                        1,000,000           1,002,500
Bank of America Corp., 7.4%, 2011                                                                     1,230,000           1,386,633
Barclays Bank PLC, 8.55% to 2011, 6.12% to 2049##                                                     1,682,000           1,987,401
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, 5.61% to 2049##                                        834,000             797,445
Citigroup, Inc., 5%, 2014                                                                               938,000             920,906
Citigroup, Inc., 6.625%, 2032                                                                         1,275,000           1,421,673
HBOS Capital Funding LP, 6.071% to 2014, 5.02% to 2049##                                              1,205,000           1,261,651
Mizuho Financial Group, Inc., 5.79%, 2014##                                                             929,000             941,356
Natexis AMBS Co. LLC, 8.44% to 2008, 6.346% to 2049##                                                 1,637,000           1,819,616
Popular North America, Inc., 4.25%, 2008                                                                612,000             607,895
RBS Capital Trust II, 6.425% to 2034, 5.0625% to 2049                                                 1,042,000           1,113,247
Socgen Real Estate LLC, 7.64% to 2007, 5.962% to 2049##                                               2,047,000           2,192,546
Turanalem Finance B.V., 8%, 2014##                                                                      635,000             615,950
UFJ Finance Aruba AEC, 6.75%, 2013                                                                      328,000             353,128
UniCredito Italiano Capital Trust II, 9.2% to 2010, 6.47% to 2049##                                   1,481,000           1,761,547
Wachovia Corp., 4.875%, 2014                                                                            652,000             636,162
Wachovia Corp., 6.605%, 2025                                                                          1,270,000           1,406,265
Wells Fargo National Bank Assn., 4.75%, 2015                                                            608,000             589,283
                                                                                                                       ------------
                                                                                                                       $ 22,705,959
                                                                                                                       ------------
BROADCAST & CABLE TV - 2.4%
CSC Holdings, Inc., 7.875%, 2007                                                                   $    995,000        $  1,034,800
Cox Communications, Inc., 4.625%, 2013                                                                  994,000             926,233
Rogers Cable, Inc., 5.5%, 2014                                                                          727,000             667,023
TCI Communications Financing III, 9.65%, 2027                                                         2,081,000           2,352,845
TCI Communications, Inc., 9.8%, 2012                                                                    439,000             550,261
                                                                                                                       ------------
                                                                                                                       $  5,531,162
                                                                                                                       ------------
BROKERAGE & ASSET MANAGERS - 1.5%
Amvescap PLC, 4.5%, 2009##                                                                         $    684,000        $    669,734
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                           1,265,000           1,370,096
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                          1,240,000           1,353,553
                                                                                                                       ------------
                                                                                                                       $  3,393,383
                                                                                                                       ------------
BUILDING - 1.2%
American Standard Cos., Inc., 7.375%, 2008                                                         $  1,150,000        $  1,229,765
Building Materials Corp. of America, 8%, 2008                                                           780,000             797,550
CRH North America, Inc., 6.95%, 2012                                                                    712,000             781,800
                                                                                                                       ------------
                                                                                                                       $  2,809,115
                                                                                                                       ------------
BUSINESS SERVICES - 0.2%
Xerox Corp., 7.625%, 2013                                                                          $    355,000        $    370,975
                                                                                                                       ------------
CHEMICALS - 0.7%
BCP Caylux Holdings Luxembourg S.A., 9.625%, 2014##                                                $    468,000        $    533,520
Dow Chemical Co., 5%, 2007                                                                              589,000             596,513
Dow Chemical Co., 5.75%, 2008                                                                           548,000             569,200
                                                                                                                       ------------
                                                                                                                       $  1,699,233
                                                                                                                       ------------
CONGLOMERATES - 0.6%
Kennametal, Inc., 7.2%, 2012                                                                       $    816,000        $    901,700
Tyco International Group S.A., 6.75%, 2011                                                              411,000             445,352
                                                                                                                       ------------
                                                                                                                       $  1,347,052
                                                                                                                       ------------
CONSUMER GOODS & SERVICES - 0.2%
Cendant Corp., 6.25%, 2010                                                                         $    393,000        $    412,868
                                                                                                                       ------------
CONTAINERS - 0.8%
Crown European Holdings S.A., 9.5%, 2011                                                           $    900,000        $    987,750
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                       770,000             814,275
                                                                                                                       ------------
                                                                                                                       $  1,802,025
                                                                                                                       ------------
DEFENSE ELECTRONICS - 1.3%
Litton Industries, Inc., 8%, 2009                                                                  $  1,300,000        $  1,470,219
Raytheon Co., 8.3%, 2010                                                                              1,228,000           1,409,940
                                                                                                                       ------------
                                                                                                                       $  2,880,159
                                                                                                                       ------------
EMERGING MARKET QUASI-SOVEREIGN - 1.2%
Export-Import Banks of Korea, 5.25%, 2014##                                                        $    596,000        $    590,724
Gazprom OAO, 9.625%, 2013##                                                                             280,000             319,200
Gazprom OAO, 8.625%, 2034##                                                                             260,000             289,250
Pemex Finance Ltd., 9.69%, 2009                                                                         384,300             423,691
Pemex Project Funding Master Trust, 8.625%, 2022                                                        288,000             327,240
Petroliam Nasional Berhad, 7.75%, 2015                                                                  296,000             347,956
Petronas Capital Ltd., 7.875%, 2022##                                                                   430,000             515,947
                                                                                                                       ------------
                                                                                                                       $  2,814,008
                                                                                                                       ------------
EMERGING MARKET SOVEREIGN - 1.1%
Federal Republic of Brazil, 8%, 2014                                                               $    430,054        $    426,291
Republic of Panama, 9.375%, 2023 - 2029                                                                 656,000             745,820
Republic of Panama, 8.875%, 2027                                                                        123,000             132,225
Russian Federation, 3%, 2011                                                                            150,000             125,063
United Mexican States, 8%, 2022                                                                          25,000              28,375
United Mexican States, 7.5%, 2033                                                                     1,005,000           1,065,300
                                                                                                                       ------------
                                                                                                                       $  2,523,074
                                                                                                                       ------------
ENERGY - INDEPENDENT - 2.3%
Anderson Exploration Ltd., 6.75%, 2011                                                             $    675,000        $    728,357
Chesapeake Energy Corp., 8.125%, 2011##                                                                 800,000             848,000
Chesapeake Energy Corp., 7.5%, 2014                                                                     250,000             264,375
Chesapeake Energy Corp., 6.375%, 2015##                                                                  20,000              19,750
EnCana Holdings Finance Corp., 5.8%, 2014                                                               454,000             475,234
Kerr-McGee Corp., 6.95%, 2024                                                                         1,449,000           1,487,645
Ocean Energy, Inc., 7.625%, 2005                                                                        475,000             479,855
Ocean Energy, Inc., 7.25%, 2011                                                                         901,000           1,007,085
                                                                                                                       ------------
                                                                                                                       $  5,310,301
                                                                                                                       ------------
ENERGY - INTEGRATED - 0.5%
Amerada Hess Corp., 7.3%, 2031                                                                     $    895,000        $  1,009,269
Siberian Oil Co., 10.75%, 2009                                                                          224,000             248,640
                                                                                                                       ------------
                                                                                                                       $  1,257,909
                                                                                                                       ------------
ENTERTAINMENT - 1.6%
Liberty Media Corp., 5.7%, 2013                                                                    $  1,030,000        $    970,806
Time Warner, Inc., 9.125%, 2013                                                                       1,216,000           1,502,507
Walt Disney Co., 6.75%, 2006                                                                            620,000             636,472
Walt Disney Co., 6.375%, 2012                                                                           488,000             524,584
                                                                                                                       ------------
                                                                                                                       $  3,634,369
                                                                                                                       ------------
FINANCIAL INSTITUTIONS - 0.7%
Capital One Bank, 8.25%, 2005                                                                      $    484,000        $    488,469
Capital One Bank, 4.25%, 2008                                                                           600,000             589,766
General Electric Capital Corp., 8.7%, 2007                                                                4,000               4,316
HSBC Finance Corp., 6.75%, 2011                                                                         550,000             602,103
                                                                                                                       ------------
                                                                                                                       $  1,684,654
                                                                                                                       ------------
FOOD & NON-ALCOHOLIC BEVERAGES - 1.0%
Burns, Philp & Co. Ltd., 9.75%, 2012                                                               $    925,000        $  1,008,250
Tyson Foods, Inc., 8.25%, 2011                                                                        1,019,000           1,181,910
                                                                                                                       ------------
                                                                                                                       $  2,190,160
                                                                                                                       ------------
FOREST & PAPER PRODUCTS - 0.3%
MeadWestvaco Corp., 6.8%, 2032                                                                     $    524,000        $    574,881
                                                                                                                       ------------
GAMING & LODGING - 1.1%
Harrah's Operating Co., Inc., 7.125%, 2007                                                         $    935,000        $    982,447
MGM Mirage, Inc., 8.5%, 2010                                                                            705,000             771,975
Royal Caribbean Cruises Ltd., 8%, 2010                                                                  705,000             774,619
                                                                                                                       ------------
                                                                                                                       $  2,529,041
                                                                                                                       ------------
INSURANCE - 0.5%
Prudential Insurance Co., 7.65%, 2007##                                                            $  1,100,000        $  1,175,056
                                                                                                                       ------------
INSURANCE - PROPERTY & CASUALTY - 0.6%
Fund American Cos., Inc., 5.875%, 2013                                                             $    723,000        $    734,068
Safeco Corp., 4.875%, 2010                                                                              620,000             621,177
                                                                                                                       ------------
                                                                                                                       $  1,355,245
                                                                                                                       ------------
INTERNATIONAL MARKET SOVEREIGN - 1.1%
Kingdom of Denmark, 6%, 2009                                                            DKK           4,137,000        $    811,837
Republic of Finland, 5.375%, 2013                                                       EUR             559,000             822,432
Republic of Ireland, 5%, 2013                                                           EUR             572,000             822,492
                                                                                                                       ------------
                                                                                                                       $  2,456,761
                                                                                                                       ------------
MACHINERY & TOOLS - 0.6%
Ingersoll Rand Co., 6.25%, 2006                                                                    $  1,000,000        $  1,022,699
Joy Global, Inc., 8.75%, 2012                                                                           355,000             390,500
                                                                                                                       ------------
                                                                                                                       $  1,413,199
                                                                                                                       ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.7%
HCA, Inc., 8.75%, 2010                                                                             $  1,113,000        $  1,251,663
HCA, Inc., 7.875%, 2011                                                                                 415,000             448,990
                                                                                                                       ------------
                                                                                                                       $  1,700,653
                                                                                                                       ------------
METALS & MINING - 1.0%
Corporacion Nacional del Cobre de Chile, 6.375%, 2012##                                            $    342,000        $    366,274
International Steel Group, Inc., 6.5%, 2014                                                             894,000             911,880
Phelps Dodge Corp., 8.75%, 2011                                                                         891,000           1,066,931
                                                                                                                       ------------
                                                                                                                       $  2,345,085
                                                                                                                       ------------
MORTGAGE BACKED - 7.9%
Fannie Mae, 6%, 2016 - 2022                                                                        $  1,560,892        $  1,612,724
Fannie Mae, 5.5%, 2017 - 2034                                                                         9,112,052           9,232,753
Fannie Mae, 4.5%, 2018                                                                                2,416,766           2,367,327
Fannie Mae, 7.5%, 2030 - 2031                                                                           371,852             397,890
Fannie Mae, 6.5%, 2032                                                                                2,088,757           2,171,668
Fannie Mae, 5%, 2034                                                                                  1,899,174           1,862,141
Freddie Mac, 6%, 2034                                                                                   615,854             630,504
Ginnie Mae, 7.5%, 2029 - 2031                                                                            35,047              37,590
                                                                                                                       ------------
                                                                                                                       $ 18,312,597
                                                                                                                       ------------
NATURAL GAS - PIPELINE - 2.1%
CenterPoint Energy Resources Corp., 7.875%, 2013                                                   $  1,383,000        $  1,603,121
Enterprise Products Operating LP, 6.875%, 2033                                                          981,000           1,028,017
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                            990,000           1,143,671
Kinder Morgan, Inc., 6.8%, 2008                                                                         600,000             634,966
Magellan Midstream Partners LP, 5.65%, 2016                                                             489,000             486,944
                                                                                                                       ------------
                                                                                                                       $  4,896,719
                                                                                                                       ------------
OIL SERVICES - 0.4%
Halliburton Co., 5.5%, 2010                                                                        $    921,000        $    947,556
                                                                                                                       ------------
PHARMACEUTICALS - 0.4%
Wyeth, 5.5%, 2013                                                                                  $    864,000        $    878,272
                                                                                                                       ------------
POLLUTION CONTROL - 0.4%
Allied Waste North America, Inc., 7.875%, 2013                                                     $    335,000        $    334,162
Waste Management, Inc., 7.1%, 2026                                                                      512,000             579,461
                                                                                                                       ------------
                                                                                                                       $    913,623
                                                                                                                       ------------
PRINTING & PUBLISHING - 0.3%
Dex Media West LLC, 9.875%, 2013                                                                   $    659,000        $    734,785
                                                                                                                       ------------
RAILROAD & SHIPPING - 0.4%
CSX Corp., 6.3%, 2012                                                                              $    826,000        $    885,990
                                                                                                                       ------------
REAL ESTATE - 2.5%
EOP Operating LP, 8.375%, 2006                                                                     $    978,000        $  1,016,850
EOP Operating LP, 6.8%, 2009                                                                          1,137,000           1,214,087
HRPT Properties Trust, 6.25%, 2016                                                                      556,000             587,520
Simon Property Group LP, 6.375%, 2007                                                                 1,200,000           1,250,200
Simon Property Group LP, 6.35%, 2012                                                                    629,000             663,798
Vornado Realty Trust, 5.625%, 2007                                                                      975,000             999,249
                                                                                                                       ------------
                                                                                                                       $  5,731,704
                                                                                                                       ------------
RESTAURANTS - 0.5%
YUM! Brands, Inc., 8.875%, 2011                                                                    $  1,011,000        $  1,211,352
                                                                                                                       ------------
RETAILERS - 1.2%
Couche-Tard, Inc., 7.5%, 2013                                                                      $    700,000        $    735,000
Dollar General Corp., 8.625%, 2010                                                                      725,000             821,062
J.C. Penney Co., Inc., 7.4%, 2037                                                                       364,000             313,040
Limited Brands, Inc., 5.25%, 2014                                                                       969,000             920,666
                                                                                                                       ------------
                                                                                                                       $  2,789,768
                                                                                                                       ------------
SUPERMARKETS - 0.4%
Kroger Co., 7.8%, 2007                                                                             $    845,000        $    904,633
                                                                                                                       ------------
SUPRANATIONAL - 0.2%
Corporacion Andina de Fomento, 6.875%, 2012                                                        $    481,000        $    529,028
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELESS - 1.3%
AT&T Wireless Services, Inc., 8.75%, 2031                                                          $    454,000        $    598,967
American Tower Escrow Corp., 0%, 2008                                                                 1,070,000             802,500
Mobile TeleSystems OJSC, 9.75%, 2008##                                                                  559,000             596,034
Nextel Communications, Inc., 5.95%, 2014                                                                530,000             527,350
Rogers Wireless, Inc., 7.25%, 2012                                                                      535,000             545,700
                                                                                                                       ------------
                                                                                                                       $  3,070,551
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELINE - 5.3%
BellSouth Corp., 6.55%, 2034                                                                       $    813,000        $    869,938
Citizens Communications Co., 9.25%, 2011                                                                688,000             753,360
Citizens Communications Co., 9%, 2031                                                                   488,000             507,520
Deutsche Telekom International Finance B.V., 8.5%, 2010                                               1,388,000           1,596,311
Deutsche Telekom International Finance B.V., 8.75%, 2030                                              1,212,000           1,585,115
SBC Communications, Inc., 5.1%, 2014                                                                    961,000             936,668
TELUS Corp., 8%, 2011                                                                                   805,000             932,218
Telecom Italia Capital, 6%, 2034##                                                                      979,000             947,997
Telecom Italia S.p.A., 5.625%, 2007                                                     EUR             557,000             758,288
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                                               $    572,000             585,754
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                                                     375,000             395,140
Verizon New York, Inc., 6.875%, 2012                                                                    635,000             692,158
Verizon New York, Inc., 7.375%, 2032                                                                  1,423,000           1,596,993
                                                                                                                       ------------
                                                                                                                       $ 12,157,460
                                                                                                                       ------------
TOBACCO - 1.0%
Altria Group, Inc., 7%, 2013                                                                       $    826,000        $    886,326
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                                     1,271,000           1,302,775
                                                                                                                       ------------
                                                                                                                       $  2,189,101
                                                                                                                       ------------
TRANSPORTATION - SERVICES - 0.6%
FedEx Corp., 9.65%, 2012                                                                           $  1,052,000        $  1,338,166
                                                                                                                       ------------
U.S. GOVERNMENT AGENCIES - 4.7%
Fannie Mae, 3.25%, 2006                                                                            $    675,000        $    669,740
Fannie Mae, 6%, 2008                                                                                  1,833,000           1,925,911
Fannie Mae, 6.125%, 2012                                                                              1,934,000           2,092,691
Fannie Mae, 5.25%, 2012                                                                                 406,000             411,470
Small Business Administration, 4.93%, 2024                                                            1,800,750           1,791,926
Small Business Administration, 4.34%, 2024                                                            1,252,008           1,199,531
Small Business Administration, 4.99%, 2024                                                              786,053             782,660
Small Business Administration, 4.86%, 2025                                                              700,000             690,491
Small Business Administration, 4.625%, 2025                                                           1,200,000           1,165,217
                                                                                                                       ------------
                                                                                                                       $ 10,729,637
                                                                                                                       ------------
U.S. TREASURY OBLIGATIONS - 5.1%
U.S. Treasury Bonds, 9.875%, 2015                                                                  $    307,000        $    442,776
U.S. Treasury Bonds, 5.375%, 2031                                                                       945,000           1,029,939
U.S. Treasury Notes, 4.375%, 2007                                                                     4,272,000           4,319,727
U.S. Treasury Notes, 3%, 2012                                                                         1,809,298           1,991,294
U.S. Treasury Notes, 2%, 2014                                                                         1,153,247           1,177,955
U.S. Treasury Notes, 4%, 2015                                                                         3,019,000           2,900,598
                                                                                                                       ------------
                                                                                                                       $ 11,862,289
                                                                                                                       ------------
UTILITIES - ELECTRIC POWER - 7.1%
Beaver Valley Funding Corp., 9%, 2017                                                              $  2,022,000        $  2,361,089
DPL, Inc., 6.875%, 2011                                                                                 853,000             906,286
DTE Energy Co., 7.05%, 2011                                                                           1,490,000           1,648,670
Duke Capital Corp., 8%, 2019                                                                          1,451,000           1,721,419
Enersis S.A., 7.375%, 2014                                                                              686,000             714,132
Exelon Generation Co. LLC, 6.95%, 2011                                                                1,321,000           1,453,249
FirstEnergy Corp., 6.45%, 2011                                                                          679,000             716,376
NRG Energy, Inc., 8%, 2013##                                                                            650,000             687,375
NiSource Finance Corp., 7.875%, 2010                                                                    505,000             575,891
NorthWestern Corp., 5.875%, 2014##                                                                       35,000              34,819
Northeast Utilities, 8.58%, 2006                                                                        315,817             325,320
PSEG Power LLC, 7.75%, 2011                                                                             421,000             479,526
PSEG Power LLC, 8.625%, 2031                                                                            286,000             379,782
Reliant Energy, Inc., 8.125%, 2005                                                                      916,000             928,278
System Energy Resources, Inc., 5.129%, 2014##                                                           823,389             804,229
TXU Corp., 6.5%, 2024##                                                                               1,807,000           1,726,785
W3A Funding Corp., 8.09%, 2017                                                                          870,331             940,158
                                                                                                                       ------------
                                                                                                                       $ 16,403,384
                                                                                                                       ------------
Total Bonds (Identified Cost, $210,039,221)                                                                            $213,356,843
                                                                                                                       ------------
SHORT-TERM OBLIGATIONS - 5.3%
Citibank Credit Card Issuance Trust, 2.85%, due 4/01/05 <                                          $  8,537,000        $  8,537,000
General Electric Capital Corp., 2.84%, due 4/01/05 <                                                  3,673,000           3,673,000
                                                                                                                       ------------
Total Short-Term Obligations, at Amortized Cost                                                                        $ 12,210,000
                                                                                                                       ------------
Total Investments (Identified Cost, $222,249,221)                                                                      $225,566,843
                                                                                                                       ------------
OTHER ASSETS, LESS LIABILITIES - 2.2%                                                                                     4,968,341
                                                                                                                       ------------
NET ASSETS - 100.0%                                                                                                    $230,535,184
                                                                                                                       ------------

*   Non-income producing security.
^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
##  SEC Rule 144A restriction.
<   The rate shown represents an annualized yield at time of purchase.

All amounts are stated in U.S. dollars unless otherwise indicated.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below

            DKK = Danish Krone
            EUR = Euro

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - BOND SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED)

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $ 224,179,803
                                                =============
Gross unrealized appreciation                   $   4,916,513
Gross unrealized depreciation                      (3,529,473)
                                                -------------
  Net unrealized appreciation (depreciation)    $   1,387,040
                                                =============


(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2005



                        Emerging Markets Equity Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS   March 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Emerging Markets Equity Series

ISSUER                                                                                                SHARES               VALUE
STOCKS - 95.6%

ALCOHOLIC BEVERAGES - 1.8%
Anadolu Efes Biracilik ve Malt Sanayii S.A.                                                              32,425        $    630,486
Grupo Modelo S.A. de C.V.                                                                               168,270             495,643
                                                                                                                       ------------
                                                                                                                       $  1,126,129
                                                                                                                       ------------
AUTOMOTIVE - 1.2%
Hyundai Motor Co. Ltd.                                                                                   14,230        $    770,704
                                                                                                                       ------------
BANKS & CREDIT COMPANIES - 21.5%
Absa Group Ltd.                                                                                          61,520        $    743,724
African Bank Investments Ltd.                                                                           132,190             353,948
Akbank T.A.S                                                                                            127,220             617,253
Bangkok Bank Public Co. Ltd.                                                                            137,220             392,859
Bank Colombia S.A., ADR                                                                                  25,400             339,344
Bank Hapoalim B.M                                                                                        79,330             266,918
Bank Leumi le-Israel B.M                                                                                110,520             309,294
Bank Rakyat Indonesia                                                                                 1,887,500             568,044
Chinatrust Financial Holding Co. Ltd.                                                                   420,714             474,715
FirstRand Ltd.                                                                                          282,800             604,413
Fubon Financial Holding Co. Ltd.                                                                        425,000             402,661
Grupo Financiero Inbursa S.A. de C.V.                                                                   282,940             554,759
Hana Bank                                                                                                20,510             565,515
Kookmin Bank                                                                                             17,630             787,317
LIC Housing Finance Ltd.                                                                                143,520             775,113
Mega Financial Holding Co. Ltd.                                                                         647,000             416,876
Nedcor Ltd.                                                                                              47,900             577,534
OTP Bank Ltd., GDR                                                                                        4,700             323,360
PT Bank Central Asia Tbk                                                                              1,609,000             577,677
PT Bank Danamon Tbk                                                                                   1,185,500             594,628
Shinhan Financial Group Co. Ltd.                                                                         26,240             702,834
Standard Bank Group Ltd.                                                                                 93,227             939,893
Taishin Financial Holdings Co. Ltd.*                                                                    600,000             537,041
Thai Military Bank PLC*                                                                               5,150,200             471,312
Turkiye Is Bankasi S.A.                                                                                  77,000             444,889
Unibanco - Uniao de Bancos Brasileiros S.A.                                                              19,230             661,127
                                                                                                                       ------------
                                                                                                                       $ 14,003,048
                                                                                                                       ------------
BROADCAST & CABLE TV - 1.6%
Grupo Televisa S.A., ADR*                                                                                10,100        $    593,880
TV Azteca S.A. de C.V., ADR                                                                              50,730             438,815
                                                                                                                       ------------
                                                                                                                       $  1,032,695
                                                                                                                       ------------
CHEMICALS - 2.4%
Formosa Chemicals & Fibre Corp.*                                                                        142,800        $    290,985
Sasol Ltd.                                                                                               54,360           1,265,872
                                                                                                                       ------------
                                                                                                                       $  1,556,857
                                                                                                                       ------------
COMPUTER SOFTWARE - SYSTEMS - 1.0%
Acer, Inc.                                                                                              144,432        $    226,921
High Tech Computer Corp.                                                                                 56,400             408,151
                                                                                                                       ------------
                                                                                                                       $    635,072
                                                                                                                       ------------
CONGLOMERATES - 0.9%
Barloworld Ltd.                                                                                          23,700        $    379,990
Koor Industries Ltd.*                                                                                     3,980             211,817
                                                                                                                       ------------
                                                                                                                       $    591,807
                                                                                                                       ------------
CONSTRUCTION - 3.3%
Corporacion GEO S.A. de C.V.*                                                                           256,970        $    555,604
Gujarat Ambuja Cements Ltd.*                                                                             29,500             271,289
Land & Houses Public Co. Ltd.                                                                           942,500             209,605
Siam Cement Public Co. Ltd.                                                                              76,590             516,865
Urbi Desarrollos Urbanos S.A. de C.V.*                                                                  118,950             596,374
                                                                                                                       ------------
                                                                                                                       $  2,149,737
                                                                                                                       ------------
CONSUMER GOODS & SERVICES - 0.8%
Kimberly-Clark de Mexico S.A. de C.V.                                                                   182,120        $    546,058
                                                                                                                       ------------
ELECTRONICS - 9.7%
AU Optronics Corp.                                                                                      269,300        $    394,043
MediaTek, Inc.                                                                                           47,214             335,680
Samsung Electronics Co. Ltd., GDR                                                                         7,980           3,944,815
Taiwan Semiconductor Manufacturing Co. Ltd.*                                                          1,011,000           1,652,590
                                                                                                                       ------------
                                                                                                                       $  6,327,128
                                                                                                                       ------------
ENERGY - INDEPENDENT - 4.3%
CNOOC Ltd.                                                                                            1,406,000        $    757,140
Oil & Natural Gas Corp. Ltd.                                                                             21,420             432,986
Polski Koncern Naftowy Orlen S.A.                                                                        14,890             434,044
PTT Public Co.                                                                                          108,870             537,114
Reliance Industries Ltd.                                                                                 53,340             666,842
                                                                                                                       ------------
                                                                                                                       $  2,828,126
                                                                                                                       ------------
ENERGY - INTEGRATED - 6.9%
China Petroleum & Chemical Corp.                                                                      1,546,000        $    629,354
LUKOIL, ADR                                                                                              12,020           1,628,710
PetroChina Co. Ltd.                                                                                   1,504,000             935,257
Petroleo Brasileiro S.A., ADR                                                                            29,820           1,317,448
                                                                                                                       ------------
                                                                                                                       $  4,510,769
                                                                                                                       ------------
FINANCIAL INSTITUTIONS - 0.5%
Imperial Holdings Ltd.                                                                                   21,000        $    328,317
                                                                                                                       ------------
FOREST & PAPER PRODUCTS - 1.4%
Aracruz Celulose S.A., ADR^                                                                              12,360        $    442,488
Votorantim Celulose e Papel S.A., ADR                                                                    34,465             448,045
                                                                                                                       ------------
                                                                                                                       $    890,533
                                                                                                                       ------------
FURNITURE & APPLIANCES - 0.9%
LG Electronics, Inc.                                                                                      9,210        $    617,628
                                                                                                                       ------------
GAMING & LODGING - 0.7%
Genting Berhad                                                                                          101,000        $    459,816
                                                                                                                       ------------
GENERAL MERCHANDISE - 1.0%
Wal-Mart de Mexico S.A. de C.V.                                                                         191,600        $    672,431
                                                                                                                       ------------
INSURANCE - 3.6%
China Life Insurance*                                                                                   993,000        $    662,055
Liberty Group Ltd.                                                                                       48,886             508,142
Samsung Fire & Marine Insurance Co. Ltd.                                                                  7,680             581,578
Sanlam Group                                                                                            301,010             585,901
                                                                                                                       ------------
                                                                                                                       $  2,337,676
                                                                                                                       ------------
MACHINERY & TOOLS - 1.0%
Hyundai Mobis                                                                                             9,560        $    623,212
                                                                                                                       ------------
METALS & MINING - 8.6%
Aluminum Corp. of China Ltd.                                                                            886,000        $    511,196
China Steel Corp.*                                                                                      510,895             569,985
Companhia Siderurgica Nacional S.A.^                                                                     16,580             399,578
Companhia Vale do Rio Doce, ADR                                                                          39,900           1,261,239
Gerdau S.A.                                                                                              19,400             320,100
Mechel Steel Group OAO*                                                                                  15,720             420,824
Mining and Metallurgical Co. Norilsk Nickel, ADR^                                                        12,040             704,340
POSCO, ADR^                                                                                              28,200           1,391,952
                                                                                                                       ------------
                                                                                                                       $  5,579,214
                                                                                                                       ------------
OIL SERVICES - 0.5%
Tenaris S.A., ADR                                                                                         5,800        $    356,758
                                                                                                                       ------------
PERSONAL COMPUTERS & PERIPHERALS - 0.7%
Hon Hai Precision Industry Co. Ltd.                                                                     103,359        $    459,286
                                                                                                                       ------------
PHARMACEUTICALS - 3.2%
Teva Pharmaceutical Industries Ltd., ADR^                                                                67,210        $  2,083,510
                                                                                                                       ------------
PRECIOUS METALS & MINERALS - 0.8%
Impala Platinum Holdings Ltd.                                                                             6,390        $    537,879
                                                                                                                       ------------
RAILROAD & SHIPPING - 0.5%
Wan Hai Lines Ltd.                                                                                      282,350        $    311,870
                                                                                                                       ------------
SPECIALTY CHEMICALS - 1.1%
IOI Corp.                                                                                                94,000        $    221,395
LG Chemical Ltd.                                                                                          7,660             309,266
Nan Ya Plastics Corp.*                                                                                  142,000             210,030
                                                                                                                       ------------
                                                                                                                       $    740,691
                                                                                                                       ------------
SPECIALTY STORES - 0.8%
Grupo Elektra S.A. de C.V.                                                                               63,520        $    508,922
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELESS - 5.4%
Advanced Info Service PLC                                                                               179,960        $    460,020
Celular CRT Participacoes S.A.                                                                                0+                  4
China Mobile Ltd.                                                                                       390,000           1,275,106
MTN Group Ltd.                                                                                           42,500             299,824
Partner Communication Co. Ltd.*                                                                          60,640             552,430
SK Telecom Co. Ltd.                                                                                       3,510             591,049
Vimpel-Communications^*                                                                                   9,240             318,041
                                                                                                                       ------------
                                                                                                                       $  3,496,474
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELINE - 1.0%
PT Telekomunikasi Indonesia Tbk                                                                       1,382,500        $    653,293
                                                                                                                       ------------
TELEPHONE SERVICES - 6.3%
China Netcom Group Corp. Ltd.                                                                           405,000        $    568,605
China Telecom Corp. Ltd.                                                                              1,460,000             510,107
Golden Telecom, Inc. ^                                                                                   10,940             280,064
KT Corp., ADR^                                                                                           16,830             358,647
KT Freetel Co. Ltd.                                                                                      23,860             501,636
Tele Norte Leste Participacoes, ADR^                                                                     28,460             440,276
Telefonos de Mexico S.A. de C.V., ADR                                                                    23,200             801,096
Telekomunikacja Polska S.A.                                                                              95,300             642,330
                                                                                                                       ------------
                                                                                                                       $  4,102,761
                                                                                                                       ------------
TOBACCO - 1.8%
British American Tobacco PLC                                                                             20,000        $    228,947
ITC Ltd.*                                                                                                11,480             353,246
KT&G Corp., ADR                                                                                          17,210             559,261
                                                                                                                       ------------
                                                                                                                       $  1,141,454
                                                                                                                       ------------
UTILITIES - ELECTRIC POWER - 0.4%
YTL Power International Berhad                                                                          516,732        $    261,086
                                                                                                                       ------------
Total Stocks (Identified Cost, $49,327,794)                                                                            $ 62,240,941
                                                                                                                       ------------
PREFERRED STOCKS - 2.7%

ALCOHOLIC BEVERAGES - 1.0%
Companhia de Bebidas das Americas, ADR^                                                                  22,900        $    661,581
                                                                                                                       ------------
BANKS & CREDIT COMPANIES - 0.6%
Banco Bradesco S.A.                                                                                      12,200        $    353,074
                                                                                                                       ------------
BROKERAGE & ASSET MANAGERS - 1.1%
Bradespar S.A.                                                                                           19,060        $    726,792
                                                                                                                       ------------
Total Preferred Stocks (Identified Cost, $1,499,108)                                                                   $  1,741,447
                                                                                                                       ------------

ISSUER                                                                                              PAR AMOUNT             VALUE
SHORT-TERM OBLIGATION - 2.1%
General Electric Capital Corp., 2.84%, due 4/01/05, at Amortized Cost                              $  1,390,000        $  1,390,000
                                                                                                                       ------------

ISSUER                                                                                                SHARES               VALUE
COLLATERAL FOR SECURITIES LOANED - 9.0%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                             5,830,930        $  5,830,930
                                                                                                                       ------------
Total Investments (Identified Cost, $58,047,832)                                                                       $ 71,203,318
                                                                                                                       ------------
OTHER ASSETS, LESS LIABILITIES - (9.4)%                                                                                  (6,098,968)
                                                                                                                       ------------
NET ASSETS - 100.0%                                                                                                    $ 65,104,350
                                                                                                                       ------------

*   Non-income producing security.
^   All or a portion of this security is on loan.
+   Less than 1 share.

ADR = American Depository Receipt
GDR = Global Depository Receipt

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2005, are as follows:

South Korea             18.9%
South Africa            10.9%
Brazil                  10.8%
Taiwan                  10.3%
Mexico                   8.9%
China                    8.1%
Israel                   5.3%
Russia                   5.1%
Thailand                 4.0%
Other                   17.7%

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - EMERGING MARKETS EQUITY SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 03/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $ 58,162,802
                                                ============
Gross unrealized appreciation                   $ 13,669,573
Gross unrealized depreciation                       (629,057)
                                                ------------
  Net unrealized appreciation (depreciation)    $ 13,040,516
                                                ============


(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2005



                        Global Governments Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS   March 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Global Governments Series

ISSUER                                                                                              PAR AMOUNT             VALUE
BONDS - 87.2%

FOREIGN BONDS - 72.1%

AUSTRALIA - 1.3%
Commonwealth of Australia, 6%, 2017                                                     AUD           1,073,000        $    850,373
                                                                                                                       ------------
AUSTRIA - 4.8%
Republic of Austria, 5%, 2012                                                           EUR           1,229,000        $  1,757,069
Republic of Austria, 4.65%, 2018                                                        EUR             980,000           1,374,511
                                                                                                                       ------------
                                                                                                                       $  3,131,580
                                                                                                                       ------------
BELGIUM - 3.2%
Kingdom of Belgium, 3.75%, 2009                                                         EUR             875,000        $  1,170,283
Kingdom of Belgium, 5%, 2012                                                            EUR             613,000             877,975
                                                                                                                       ------------
                                                                                                                       $  2,048,258
                                                                                                                       ------------
CANADA - 4.4%
Canada Housing Trust, 4.65%, 2009                                                       CAD             400,000        $    341,079
Government of Canada, 5.25%, 2012                                                       CAD             377,000             332,408
Government of Canada, 4.5%, 2015                                                        CAD             657,000             547,715
Quebec Province, 1.6%, 2013                                                             JPY         168,000,000           1,621,488
                                                                                                                       ------------
                                                                                                                       $  2,842,690
                                                                                                                       ------------
DENMARK - 0.5%
Kingdom of Denmark, 4%, 2015                                                            DKK           1,806,000        $    321,744
                                                                                                                       ------------
FINLAND - 5.0%
Republic of Finland, 3%, 2008                                                           EUR           2,283,000        $  2,983,877
Republic of Finland, 5.375%, 2013                                                       EUR             170,000             250,113
                                                                                                                       ------------
                                                                                                                       $  3,233,990
                                                                                                                       ------------
FRANCE - 8.2%
Republic of France, 4.75%, 2007 - 2012                                                  EUR           3,074,000        $  4,227,477
Republic of France, 6%, 2025                                                            EUR             665,000           1,095,537
                                                                                                                       ------------
                                                                                                                       $  5,323,014
                                                                                                                       ------------
GERMANY - 12.5%
Federal Republic of Germany, 3.5%, 2008                                                 EUR           2,464,000        $  3,266,562
Federal Republic of Germany, 3.75%, 2015                                                EUR             220,000             288,207
Federal Republic of Germany, 6.25%, 2024 - 2030                                         EUR           2,692,000           4,587,826
                                                                                                                       ------------
                                                                                                                       $  8,142,595
                                                                                                                       ------------
IRELAND - 4.8%
Republic of Ireland, 4.25%, 2007                                                        EUR           2,068,000        $  2,789,831
Republic of Ireland, 4.6%, 2016                                                         EUR             234,000             328,543
                                                                                                                       ------------
                                                                                                                       $  3,118,374
                                                                                                                       ------------
ITALY - 1.9%
Republic of Italy, 5.25%, 2017                                                          EUR             839,000        $  1,238,360
                                                                                                                       ------------
JAPAN - 0.9%
Development Bank of Japan, 1.4%, 2012                                                   JPY          28,000,000        $    269,904
Development Bank of Japan, 1.6%, 2014                                                   JPY          30,000,000        $    288,737
                                                                                                                       ------------
                                                                                                                       $    558,641
                                                                                                                       ------------
MEXICO - 0.1%
United Mexican States, 8%, 2022                                                                    $     64,000        $     72,640
                                                                                                                       ------------
NETHERLANDS - 3.8%
Kingdom of Netherlands, 5.75%, 2007                                                     EUR           1,695,000        $  2,328,462
Kingdom of Netherlands, 5%, 2012                                                        EUR             118,354             169,104
                                                                                                                       ------------
                                                                                                                       $  2,497,566
                                                                                                                       ------------
NEW ZEALAND - 4.7%
Government of New Zealand, 6.5%, 2013                                                   NZD           3,544,000        $  2,571,663
Government of New Zealand, 6%, 2015                                                     NZD             728,000             511,849
                                                                                                                       ------------
                                                                                                                       $  3,083,512
                                                                                                                       ------------
QATAR - 0.8%
State of Qatar, 9.75%, 2030                                                                        $    351,000        $    506,318
                                                                                                                       ------------
RUSSIA - 1.7%
Russian Federation, 3%, 2008                                                                       $    363,000        $    333,706
Russian Federation, 11%, 2018                                                                           225,000             310,973
Russian Federation, 5%, 2030                                                                            432,000             442,584
                                                                                                                       ------------
                                                                                                                       $  1,087,263
                                                                                                                       ------------
SOUTH AFRICA - 0.5%
Republic of South Africa, 9.125%, 2009                                                             $    273,000        $    310,879
                                                                                                                       ------------
SPAIN - 4.8%
Kingdom of Spain, 6%, 2008                                                              EUR           1,220,000        $  1,724,213
Kingdom of Spain, 5.35%, 2011                                                           EUR             941,000           1,367,269
                                                                                                                       ------------
                                                                                                                       $  3,091,482
                                                                                                                       ------------
SWEDEN - 1.0%
Kingdom of Sweden, 4%, 2020                                                             SEK           3,526,824        $    642,153
                                                                                                                       ------------
UNITED KINGDOM - 7.2%
United Kingdom Treasury, 5.75%, 2009                                                    GBP             324,000        $    639,266
United Kingdom Treasury, 8%, 2015                                                       GBP           1,670,000           4,027,315
                                                                                                                       ------------
                                                                                                                       $  4,666,581
                                                                                                                       ------------
Total Foreign Bonds                                                                                                    $ 46,768,013
                                                                                                                       ------------
U.S. BONDS - 15.1%

ASSET BACKED & SECURITIZED - 5.7%
Commercial Mortgage Asset
Trust, 1.154%, 2032##^^                                                                            $  9,248,979        $    444,423
Commercial Mortgage Pass-Through Certificate, 2.98%, 2017##                                             331,000             331,000
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                                 312,986             327,311
First Union National Bank Commercial Mortgage Trust, 7.39%, 2031                                        342,032             378,101
First Union National Bank Commercial Mortgage Trust, 0.9653%, 2043##^^                                9,486,024             433,200
First Union-Lehman Brothers Bank of America, 6.56%, 2035                                                164,477             173,279
GMAC Commercial Mortgage Securities, Inc., 6.42%, 2035                                                  164,477             173,327
J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.2151%, 2041                                   309,615             314,091
J.P. Morgan Chase Commercial Mortgage Securities Corp., 4.973%, 2046                                    284,963             284,963
Lehman Brothers-UBS Commercial Mortgage Trust, 7.95%, 2010                                              256,524             290,347
Wachovia Bank Commercial Mortgage Trust, 2.72%, 2015##                                                  455,985             456,609
Wachovia Bank Commerical Mortgage Trust, 3.1%, 2015##                                                   120,695             120,748
                                                                                                                       ------------
                                                                                                                       $  3,727,399
                                                                                                                       ------------
SUPRANATIONAL - 2.2%
Inter-American Development Bank, 1.9%, 2009                                             JPY         142,000,000        $  1,411,757
                                                                                                                       ------------
U.S. GOVERNMENT AGENCIES - 3.0%
Freddie Mac, 3.55%, 2007                                                                              1,973,000           1,945,648
                                                                                                                       ------------
U.S. TREASURY OBLIGATIONS - 4.2%
U.S. Treasury Bonds, 6.25%, 2030                                                                   $    407,000        $    489,004
U.S. Treasury Notes, 4.25%, 2013###                                                                   1,319,000           1,298,648
                                                                                                                       ------------
U.S. Treasury Notes, 4%, 2015                                                                           996,000             956,938
                                                                                                                       ------------
                                                                                                                       $  2,744,590
                                                                                                                       ------------
Total U.S. Bonds                                                                                                       $  9,829,394
                                                                                                                       ------------
Total Bonds (Identified Cost, $53,959,003)                                                                             $ 56,597,407
                                                                                                                       ------------
SHORT TERM OBLIGATION - 5.6%
Federal Home Loan Bank, 2.4%, due 4/01/05 at Amortized Cost                                        $  3,626,000        $  3,626,000
                                                                                                                       ------------
REPURCHASE AGREEMENT - 4.5%
Merrill Lynch, 2.8%, dated 3/31/05, due 4/01/05, total to be received
$2,910,226 (secured by various U.S. Treasury and Federal Agency obligations
in a jointly traded account), at Cost                                                              $  2,910,000        $  2,910,000
                                                                                                                       ------------
Total Investments (Identified Cost, $60,495,003)                                                                       $ 63,133,407
                                                                                                                       ------------
OTHER ASSETS, LESS LIABILITIES - 2.7%                                                                                     1,768,989
                                                                                                                       ------------
NET ASSETS - 100.0%                                                                                                    $ 64,902,396
                                                                                                                       ------------

^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
##   SEC Rule 144A restriction.
### Security segregated as collateral for open futures contracts.

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2005, are as follows:

United States           22.7%
Germany                 12.7%
France                   8.4%
United Kingdom           7.3%
Finland                  5.1%
Austria                  4.9%
Ireland                  4.9%
New Zealand              4.9%
Japan                    4.9%
Other                   24.2%

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below

            AUD = Australian Dollar
            CAD = Canadian Dollar
            CHF = Swiss Franc
            DKK = Danish Krone
            EUR = Euro
            GBP = British Pound
            JPY = Japanese Yen
            NOK = Norwegian Krone
            NZD = New Zealand Dollar
            SEK = Swedish Krona

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - GLOBAL GOVERNMENT SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 3/31/05

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $ 60,792,752
                                                ============
Gross unrealized appreciation                   $  2,578,399
Gross unrealized depreciation                       (237,744)
                                                ------------
  Net unrealized appreciation (depreciation)    $  2,340,655
                                                ============

(2) FINANCIAL INSTRUMENTS

The series trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment the series has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

                                                                                        NET UNREALIZED
                                 CONTRACTS TO                           CONTRACTS        APPRECIATION
SETTLEMENT DATE                 DELIVER/RECEIVE    IN EXCHANGE FOR       AT VALUE       (DEPRECIATION)
------------------------------------------------------------------------------------------------------
SALES
    4/11/05           AUD          1,881,625         $ 1,447,283       $ 1,454,083       $    (6,800)
     5/3/05           CAD            402,301             327,293           332,640            (5,347)
    4/11/05           DKK          1,885,011             331,058           328,121             2,937
4/11/05-4/25/05       EUR         11,876,551          15,690,013        15,405,010           285,003
     5/9/05           GBP          1,246,422           2,373,187         2,348,313            24,874
    5/25/05           JPY         36,102,651             342,572           338,340             4,232
    4/11/05           NOK          3,960,238             636,074           624,521            11,553
    4/11/05           NZD          4,930,185           3,423,035         3,512,928           (89,893)
    4/14/05           SEK          4,625,451             674,237           654,358            19,879
                                                     -----------       -----------       -----------
                                                     $25,244,752       $24,998,314       $   246,438
                                                     ===========       ===========       ===========

PURCHASES
    4/11/05           AUD          1,411,533         $ 1,103,572       $ 1,090,806       $   (12,766)
    4/11/05           CHF          1,200,557           1,006,542         1,004,246            (2,296)
    4/11/05           DKK          4,252,471             731,356           740,220             8,864
4/11/05-4/25/05       EUR          3,696,934           4,841,621         4,794,579           (47,042)
     5/9/05           GBP            128,770             244,199           242,608            (1,591)
     5/6/05           JPY      1,730,296,502          16,651,473        16,189,114          (462,359)
4/11/05-5/3/05        NOK          8,216,215           1,289,740         1,296,068             6,328
    4/11/05           NZD            511,550             363,213           364,497             1,284
4/14/05-5/6/05        SEK          6,216,745             884,864           879,523            (5,341)
                                                     -----------       -----------       -----------
                                                     $27,116,580       $26,601,661       $  (514,919)
                                                     ===========       ===========       ===========

At March 31, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $60,138 with Merrill Lynch International.

At March 31, 2005, the series had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts

                                                                    Unrealized
                                                                   Appreciation
Description               Expiration     Contracts    Position    (Depreciation)
--------------------------------------------------------------------------------
Japan Government Bonds     June 2005         2          Long         $16,041

At March 31, 2005, the series had sufficient cash and/or securities to cover any margin requirements under these contracts.


(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2005



                        Global Total Return Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS   March 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Global Total Return Series

ISSUER                                                                                                SHARES               VALUE
STOCKS - 60.6%

AEROSPACE - 1.4%
Lockheed Martin Corp.                                                                                    17,950        $  1,096,027
Northrop Grumman Corp.                                                                                   14,280             770,834
United Technologies Corp.                                                                                 6,100             620,126
                                                                                                                       ------------
                                                                                                                       $  2,486,987
                                                                                                                       ------------
AIRLINES - 0.3%
easyJet Airline Co. Ltd.*                                                                               139,500        $    568,204
                                                                                                                       ------------
ALCOHOLIC BEVERAGES - 0.4%
Diageo PLC                                                                                               54,528        $    767,958
                                                                                                                       ------------
APPAREL MANUFACTURERS - 0.3%
Sanyo Shokai Ltd.^                                                                                      108,000        $    621,575
                                                                                                                       ------------
AUTOMOTIVE - 2.1%
Autoliv, Inc.                                                                                             9,000        $    429,578
Bayerische Motoren Werke AG                                                                              17,510             795,725
Compagnie Generale des Etablissements Michelin                                                            8,200             539,027
PSA Peugeot Citroen S.A.                                                                                 12,100             769,038
Renault S.A.                                                                                              7,800             696,792
Toyota Motor Corp.                                                                                       14,200             528,501
                                                                                                                       ------------
                                                                                                                       $  3,758,661
                                                                                                                       ------------
BANKS & CREDIT COMPANIES - 8.9%
Acom Co. Ltd.                                                                                             5,260        $    355,720
American Express Co.                                                                                     12,200             626,714
Bank of America Corp.                                                                                    46,658           2,057,618
BNP Paribas                                                                                              10,800             765,249
Citigroup, Inc.                                                                                          40,393           1,815,261
Credit Agricole S.A.^                                                                                    39,600           1,076,670
Fannie Mae                                                                                               22,430           1,221,314
Freddie Mac                                                                                               5,300             334,960
Grupo Financiero Inbursa S.A. de C.V.                                                                   104,800             205,481
Irish Life & Permanent PLC                                                                               23,340             414,582
J.P. Morgan Chase & Co.                                                                                  16,120             557,752
MBNA Corp.                                                                                               13,600             333,880
Nordea Bank AB                                                                                           80,300             811,983
PNC Financial Services Group, Inc.                                                                       13,900             715,572
Promise Co. Ltd.                                                                                          3,950             270,076
Royal Bank of Scotland Group PLC                                                                         33,331           1,059,667
SunTrust Banks, Inc.                                                                                     18,260           1,315,998
Takefuji Corp.                                                                                           20,820           1,402,177
Wells Fargo & Co.                                                                                         8,800             526,240
                                                                                                                       ------------
                                                                                                                       $ 15,866,914
                                                                                                                       ------------
BROADCAST & CABLE TV - 1.4%
PagesJaunes S.A.^                                                                                        34,400        $    844,749
Premiere AG*                                                                                              5,090             210,852
Tokyo Broadcasting System, Inc.                                                                          28,200             549,769
Viacom, Inc., "B"                                                                                        23,696             825,332
                                                                                                                       ------------
                                                                                                                       $  2,430,702
                                                                                                                       ------------
BROKERAGE & ASSET MANAGERS - 1.9%
Franklin Resources, Inc.                                                                                  5,000        $    343,250
Goldman Sachs Group, Inc.                                                                                15,270           1,679,547
Lehman Brothers Holdings, Inc.                                                                            3,800             357,808
Mellon Financial Corp.                                                                                   20,460             583,928
Merrill Lynch & Co., Inc.                                                                                 8,380             474,308
                                                                                                                       ------------
                                                                                                                       $  3,438,841
                                                                                                                       ------------
BUSINESS SERVICES - 0.5%
Accenture Ltd., "A"*                                                                                     35,640        $    860,706
                                                                                                                       ------------
CHEMICALS - 2.0%
Dow Chemical Co.                                                                                         12,320        $    614,152
E.I. du Pont de Nemours & Co.                                                                             9,000             461,160
Monsanto Co.                                                                                              3,800             245,100
PPG Industries, Inc.                                                                                     13,250             947,640
Syngenta AG*                                                                                             12,400           1,294,679
                                                                                                                       ------------
                                                                                                                       $  3,562,731
                                                                                                                       ------------
COMPUTER SOFTWARE - 0%
Computer Associates International, Inc.                                                                     241        $      6,531
                                                                                                                       ------------
CONSTRUCTION - 1.6%
Italcementi S.p.A.                                                                                       79,900        $    970,679
Italcementi S.p.A. - Ordinary                                                                            27,000             454,389
Masco Corp.                                                                                              17,300             599,791
Sekisui Chemical Co. Ltd.                                                                               106,000             770,244
                                                                                                                       ------------
                                                                                                                       $  2,795,103
                                                                                                                       ------------
CONSUMER GOODS & SERVICES - 0.6%
Kimberly-Clark Corp.                                                                                      8,370        $    550,160
Reckitt Benckiser PLC                                                                                    18,170             576,979
                                                                                                                       ------------
                                                                                                                       $  1,127,139
                                                                                                                       ------------
ELECTRICAL EQUIPMENT - 0.4%
Cooper Industries Ltd., "A"                                                                               5,500        $    393,360
Emerson Electric Co.                                                                                      6,100             396,073
                                                                                                                       ------------
                                                                                                                       $    789,433
                                                                                                                       ------------
ELECTRONICS - 0.8%
CANON, Inc.                                                                                              12,000        $    643,627
Samsung Electronics Co. Ltd., GDR                                                                         1,680             830,487
                                                                                                                       ------------
                                                                                                                       $  1,474,114
                                                                                                                       ------------
ENERGY - INDEPENDENT - 1.7%
CNOOC Ltd.                                                                                            1,382,000        $    744,216
EnCana Corp.                                                                                             15,100           1,066,330
EOG Resources, Inc.                                                                                       6,400             311,936
Unocal Corp.                                                                                             14,750             909,928
                                                                                                                       ------------
                                                                                                                       $  3,032,410
                                                                                                                       ------------
ENERGY - INTEGRATED - 4.7%
BP PLC                                                                                                   29,300        $    303,405
BP PLC, ADR                                                                                              26,952           1,681,805
ConocoPhillips                                                                                           13,660           1,473,094
Exxon Mobil Corp.                                                                                        11,170             665,732
Repsol YPF S.A.                                                                                          24,800             656,593
Statoil A.S.A.                                                                                           57,200             973,924
TOTAL S.A., ADR^                                                                                         22,000           2,579,060
                                                                                                                       ------------
                                                                                                                       $  8,333,613
                                                                                                                       ------------
FOOD & DRUG STORES - 0.9%
Carrefour S.A.                                                                                           10,200        $    541,423
Lawson, Inc.                                                                                             12,900             474,101
William Morrison Supermarkets PLC                                                                       168,900             624,978
                                                                                                                       ------------
                                                                                                                       $  1,640,502
                                                                                                                       ------------
FOOD & NON-ALCOHOLIC BEVERAGES - 2.5%
Archer Daniels Midland Co.                                                                               31,880        $    783,610
H.J. Heinz Co.                                                                                           10,240             377,242
Kellogg Co.                                                                                              12,540             542,606
Nestle S.A.                                                                                               5,179           1,416,784
Sara Lee Corp.                                                                                           22,690             502,810
Unilever PLC                                                                                             86,900             858,026
                                                                                                                       ------------
                                                                                                                       $  4,481,078
                                                                                                                       ------------
FOREST & PAPER PRODUCTS - 0.4%
International Paper Co.                                                                                  20,970        $    771,486
                                                                                                                       ------------
INSURANCE - 3.4%
AFLAC, Inc.                                                                                              10,500        $    391,230
Allstate Corp.                                                                                           29,570           1,598,554
Aviva PLC                                                                                                36,600             438,767
Benfield Group PLC                                                                                       80,500             386,399
Chubb Corp.                                                                                               3,600             285,372
Hartford Financial Services Group, Inc.                                                                   8,860             607,442
Jardine Lloyd Thompson Group PLC                                                                         65,100             470,716
MetLife, Inc.                                                                                            35,740           1,397,434
Riunione Adriatica di Sicurta S.p.A.                                                                     19,300             454,175
                                                                                                                       ------------
                                                                                                                       $  6,030,089
                                                                                                                       ------------
LEISURE & TOYS - 0.5%
Heiwa Corp.                                                                                              19,200        $    325,955
Nintendo Co. Ltd.                                                                                         5,500             600,252
                                                                                                                       ------------
                                                                                                                       $    926,207
                                                                                                                       ------------
MACHINERY & TOOLS - 1.9%
ASSA ABLOY AB, "B"*                                                                                      29,600        $    418,617
Deere & Co.                                                                                              11,890             798,176
Fanuc Ltd.                                                                                                6,200             388,060
Finning International, Inc.##                                                                             8,360             227,218
Hyundai Mobis                                                                                             5,400             352,024
Illinois Tool Works, Inc.                                                                                 6,700             599,851
Sandvik AB                                                                                               12,900             536,367
                                                                                                                       ------------
                                                                                                                       $  3,320,313
                                                                                                                       ------------
MEDICAL EQUIPMENT - 0.2%
Baxter International, Inc.                                                                                7,800        $    265,044
                                                                                                                       ------------
METALS & MINING - 0.5%
Anglo American PLC                                                                                       39,000        $    924,033
                                                                                                                       ------------
NATURAL GAS - DISTRIBUTION - 0.8%
Tokyo Gas Co. Ltd.^                                                                                     342,000        $  1,378,145
                                                                                                                       ------------
OIL SERVICES - 0.6%
Noble Corp.                                                                                              14,000        $    786,940
Tenaris S.A., ADR                                                                                         4,300             264,493
                                                                                                                       ------------
                                                                                                                       $  1,051,433
                                                                                                                       ------------
PHARMACEUTICALS - 4.0%
Abbott Laboratories                                                                                      14,700        $    685,314
AstraZeneca PLC                                                                                          20,440             804,960
Chugai Pharmaceutical Co. Ltd.                                                                           36,900             566,898
Johnson & Johnson                                                                                        15,570           1,045,681
Merck & Co., Inc.                                                                                        34,600           1,120,002
Pfizer, Inc.                                                                                              7,032             184,731
Roche Holding AG                                                                                          7,800             835,912
Sanofi-Aventis                                                                                            9,570             807,139
Tanabe Seiyaku Co. Ltd.                                                                                  67,000             667,469
Wyeth                                                                                                    11,030             465,245
                                                                                                                       ------------
                                                                                                                       $  7,183,351
                                                                                                                       ------------
PRINTING & PUBLISHING - 0.9%
Tribune Co.                                                                                              10,730        $    427,805
Yell Group PLC                                                                                          138,900           1,240,345
                                                                                                                       ------------
                                                                                                                       $  1,668,150
                                                                                                                       ------------
RAILROAD & SHIPPING - 0.6%
Burlington Northern Santa Fe Corp.                                                                        7,100        $    382,903
Canadian National Railway Co.                                                                            11,877             751,933
                                                                                                                       ------------
                                                                                                                       $  1,134,836
                                                                                                                       ------------
RESTAURANTS - 0.2%
McDonald's Corp.                                                                                         11,630        $    362,158
                                                                                                                       ------------
SPECIALTY CHEMICALS - 0.8%
Air Products & Chemicals, Inc.                                                                            8,700        $    550,623
L'Air Liquide S.A.                                                                                        4,900             901,504
                                                                                                                       ------------
                                                                                                                       $  1,452,127
                                                                                                                       ------------
SPECIALTY STORES - 0.9%
Gap, Inc.                                                                                                32,000        $    698,880
Matalan PLC                                                                                             101,100             449,968
TJX Cos., Inc.                                                                                           19,900             490,137
                                                                                                                       ------------
                                                                                                                       $  1,638,985
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELESS - 1.6%
KDDI Corp.                                                                                                  133        $    658,766
O2 PLC*                                                                                                 238,600             537,165
Vodafone Group PLC                                                                                      594,903           1,577,980
                                                                                                                       ------------
                                                                                                                       $  2,773,911
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELINE - 0.1%
ZTE Corp.                                                                                                50,600        $    167,383
                                                                                                                       ------------
TELEPHONE SERVICES - 4.0%
Brasil Telecom Participacoes S.A., ADR^                                                                   5,400        $    176,310
Deutsche Telekom AG*                                                                                     62,800           1,253,919
KT Freetel Co. Ltd.                                                                                      20,100             422,585
Royal KPN N.V.                                                                                          137,200           1,227,417
Sprint Corp.                                                                                             61,100           1,390,025
Telecom Corp. of New Zealand Ltd.                                                                       122,100             527,863
Telefonica S.A.                                                                                          65,086           1,134,164
Verizon Communications, Inc.                                                                             26,290             933,295
                                                                                                                       ------------
                                                                                                                       $  7,065,578
                                                                                                                       ------------
TOBACCO - 2.1%
Altria Group, Inc.                                                                                       26,896        $  1,758,729
British American Tobacco PLC                                                                             45,900             808,488
Imperial Tobacco Group PLC                                                                               22,300             584,771
Swedish Match AB                                                                                         45,300             554,166
                                                                                                                       ------------
                                                                                                                       $  3,706,154
                                                                                                                       ------------
TRUCKING - 0.9%
Singapore Post Ltd.                                                                                     840,900        $    435,502
TPG N.V.                                                                                                 41,400           1,178,213
                                                                                                                       ------------
                                                                                                                       $  1,613,715
                                                                                                                       ------------
UTILITIES - ELECTRIC POWER - 3.8%
Dominion Resources, Inc.                                                                                 15,600        $  1,161,108
Fortum Corp.                                                                                             71,400           1,390,456
Iberdrola S.A.                                                                                           21,380             559,394
Kelda Group PLC                                                                                          43,700             493,357
Severn Trent PLC                                                                                         26,800             462,951
Suez S.A.^                                                                                               43,000           1,157,404
Tohoku Electric Power Co., Inc.                                                                          49,000             908,195
TXU Corp.                                                                                                 7,800             621,114
                                                                                                                       ------------
                                                                                                                       $  6,753,979
                                                                                                                       ------------
Total Stocks (Identified Cost, $87,420,547)                                                                            $108,230,279
                                                                                                                       ------------

ISSUER                                                                                              PAR AMOUNT             VALUE
BONDS - 33.6%

ASSET BACKED & SECURITIZED - 1.9%
Commercial Mortgage Asset Trust, 0.8638%, 2032^^##                                                 $  4,443,137        $    213,497
Commercial Mortgage Pass-Through Certificate, 3.04%, 2017##                                             360,000             360,000
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                                 261,125             273,076
First Union National Bank Commercial Mortgage Trust, 7.39%, 2031                                        293,050             323,954
First Union National Bank Commercial Mortgage Trust, 0.9653%, 2043^^##                                8,656,644             395,325
First Union-Lehman Brothers Bank of America, 6.56%, 2035                                                146,153             153,974
GMAC Commercial Mortgage Securities, Inc., 6.42%, 2035                                                  146,153             154,017
J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.2151%, 2041                                   332,717             337,527
J.P. Morgan Chase Commercial Mortgage Securities Corp., 2.96%, 2046                                     309,099             309,099
Lehman Brothers-UBS Commercial Mortgage Trust, 7.95%, 2010                                              219,788             248,767
Wachovia Bank Commercial Mortgage Trust, 3.1%, 2015##                                                   130,986             131,044
Wachovia Bank Commerical Mortgage Trust, 3.05%, 2015##                                                  494,865             495,542
                                                                                                                       ------------
                                                                                                                       $  3,395,822
                                                                                                                       ------------
EMERGING MARKET QUASI-SOVEREIGN - 0.2%
Pemex Project Funding Master Trust, 9.5%, 2027##                                                   $    130,000        $    159,250
Petronas Capital Ltd., 7.875%, 2022##                                                                   100,000             119,988
                                                                                                                       ------------
                                                                                                                       $    279,238
                                                                                                                       ------------
EMERGING MARKET SOVEREIGN - 1.0%
Republic of South Africa, 9.125%, 2009                                                             $    298,000        $    339,348
Russian Federation, 3%, 2008                                                                            392,000             360,366
Russian Federation, 11%, 2018                                                                           218,000             301,298
Russian Federation, 5%, 2030                                                                            165,000             169,043
State of Qatar, 9.75%, 2030                                                                             344,000             496,220
United Mexican States, 6.625%, 2015                                                                     102,000             106,284
United Mexican States, 8%, 2022                                                                          28,000              31,780
                                                                                                                       ------------
                                                                                                                       $  1,804,339
                                                                                                                       ------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 0.4%
Development Bank of Japan, 1.4%, 2012                                                   JPY          29,000,000        $    279,543
Development Bank of Japan, 1.6%, 2014                                                   JPY          50,000,000             481,229
                                                                                                                       ------------
                                                                                                                       $    760,772
                                                                                                                       ------------
INTERNATIONAL MARKET SOVEREIGN - 25.6%
Canada Housing Trust, 4.65%, 2009                                                       CAD             375,000        $    319,761
Commonwealth of Australia, 6%, 2017                                                     AUD           1,131,000             896,339
Federal Republic of Germany, 3.5%, 2008                                                 EUR           1,765,000           2,339,887
Federal Republic of Germany, 3.75%, 2015                                                EUR             655,000             858,072
Federal Republic of Germany, 6.25%, 2024 - 2030                                         EUR           2,764,000           4,709,380
Government of Canada, 5.25%, 2012                                                       CAD             356,000             313,892
Government of Canada, 4.5%, 2015                                                        CAD             982,000             818,654
Government of New Zealand, 6.5%, 2013^                                                  NZD           3,757,000           2,726,224
Government of New Zealand, 6%, 2015                                                     NZD             812,000             570,909
Kingdom of Belgium, 3.75%, 2009                                                         EUR             839,000           1,122,134
Kingdom of Belgium, 5%, 2012                                                            EUR             618,000             885,136
Kingdom of Denmark, 4%, 2015                                                            DKK           1,984,000             353,456
Kingdom of Netherlands, 5.75%, 2007                                                     EUR           1,186,000           1,629,237
Kingdom of Netherlands, 5%, 2012                                                        EUR             414,219             591,836
Kingdom of Spain, 6%, 2008                                                              EUR             656,000             927,118
Kingdom of Spain, 5.35%, 2011                                                           EUR           1,688,000           2,452,658
Kingdom of Sweden, 4%, 2020                                                             SEK           3,838,681             698,935
Quebec Province, 1.6%, 2013                                                             JPY         215,000,000           2,075,119
Republic of Austria, 5%, 2012                                                           EUR           1,135,000           1,622,680
Republic of Austria, 4.65%, 2018                                                        EUR             978,000           1,371,705
Republic of Finland, 3%, 2008                                                           EUR           1,998,000           2,611,383
Republic of Finland, 5.375%, 2013                                                       EUR             300,000             441,377
Republic of France, 4.75%, 2007 - 2012                                                  EUR           3,260,000           4,494,818
Republic of France, 6%, 2025                                                            EUR             577,000             950,564
Republic of Ireland, 4.25%, 2007                                                        EUR           2,267,000           3,058,292
Republic of Ireland, 4.6%, 2016                                                         EUR             173,000             242,897
Republic of Italy, 5.25%, 2017                                                          EUR             811,000           1,197,033
United Kingdom Treasury, 5.75%, 2009                                                    GBP             344,000             678,727
United Kingdom Treasury, 8%, 2015                                                       GBP           1,953,000           4,709,788
                                                                                                                       ------------
                                                                                                                       $ 45,668,011
                                                                                                                       ------------
SUPRANATIONAL - 0.7%
Inter-American Development Bank, 1.9%, 2009                                             JPY         124,000,000        $  1,232,802
                                                                                                                       ------------
U.S. GOVERNMENT AGENCIES - 1.2%
Freddie Mac, 3.55%, 2007                                                                           $  2,133,000        $  2,103,430
                                                                                                                       ------------
U.S. TREASURY OBLIGATIONS - 2.6%
U.S. Treasury Bonds, 6.25%, 2030                                                                   $  1,228,000        $  1,475,422
U.S. Treasury Notes, 4.25%, 2013###                                                                   2,170,000           2,136,517
U.S. Treasury Notes, 4%, 2015                                                                         1,063,000           1,021,310
                                                                                                                       ------------
                                                                                                                       $  4,633,249
                                                                                                                       ------------
Total Bonds (Identified Cost, $57,468,203)                                                                             $ 59,877,663
                                                                                                                       ------------
SHORT-TERM OBLIGATIONS - 4.6%
Edison Asset Securitization LLC, 2.84%, due 4/01/05<                                               $  1,051,000        $  1,051,000
Societe Generale Cayman, 2.875%, due 4/01/05                                                          7,110,000           7,110,000
                                                                                                                       ------------
Total Short-Term Obligations, at Amortized Cost                                                                        $  8,161,000
                                                                                                                       ------------

                                                                                                    PAR AMOUNT/
ISSUER                                                                                                SHARES               VALUE
COLLATERAL FOR SECURITIES LOANED - 5.4%
Morgan Stanley Repurchase Agreement, 2.91%, dated 3/31/05, due 4/01/05, total to be received $7,567,366 (secured by various U.S. Treasury and
Federal Agency obligations in an individually traded account), at cost                                7,566,755        $  7,566,755
Navigator Securities Lending Prime Portfolio, at cost and net asset value                             2,109,833           2,109,833
                                                                                                                       ------------
Total Collateral for Securities Loaned                                                                                 $  9,676,588
                                                                                                                       ------------
Total Investments ~ (Identified Cost, $162,726,338)                                                                    $185,945,530
                                                                                                                       ------------
OTHER ASSETS, LESS LIABILITIES - (4.2)%                                                                                  (7,425,846)
                                                                                                                       ------------
NET ASSETS - 100.0%                                                                                                    $178,519,684
                                                                                                                       ------------

*   Non-income producing security.
^   All or a portion of this security is on loan.
^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
##  SEC Rule 144A restriction.
### Security segregated as collateral for open futures contracts.
~ As of March 31, 2005, the fund had one security representing $227,218 and 0.1% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
<   The rate shown represents an annualized yield at time of purchase.

ADR = American Depository Receipt
GDR = Global Depository Receipt

All amounts are stated in U.S. dollars unless otherwise indicated.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below

            AUD = Australian Dollar
            CAD = Canadian Dollar
            CHF = Swiss Franc
            DKK = Danish Krone
            EUR = Euro
            GBP = British Pound
            JPY = Japanese Yen
            NOK = Norwegian Krone
            NZD = New Zealand Dollar
            SEK = Swedish Krona

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2005, are as follows:

United States           32.4%
France                  13.1%
United Kingdom          11.8%
Japan                    8.1%
Germany                  5.8%
Spain                    3.2%
Canada                   3.1%
Netherlands              2.6%
Finland                  2.5%
Other                   17.4%

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/ SUN LIFE SERIES TRUST - GLOBAL TOTAL RETURN FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED)

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $163,102,980
                                                ============
Gross unrealized appreciation                   $ 24,280,568
Gross unrealized depreciation                     (1,438,018)
                                                ------------
  Net unrealized appreciation (depreciation)    $ 22,842,550
                                                ============

(2) FINANCIAL INSTRUMENTS

The series trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment the series has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

                                                                                                NET
                                      CONTRACTS                                              UNREALIZED
                                     TO DELIVER/                           CONTRACTS        APPRECIATION
SETTLEMENT DATE                        RECEIVE       IN EXCHANGE FOR        AT VALUE       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
SALES
      4/11/2005           AUD         1,796,208        $ 1,383,752        $ 1,388,076       $    (4,324)
       5/3/2005           CAD           447,120            363,755            369,698            (5,943)
      4/11/2005           DKK         2,070,799            363,687            360,460             3,227
4/11/2005 - 4/25/2005     EUR        12,120,482         16,010,565         15,721,377           289,188
       5/9/2005           GBP         1,376,976          2,620,793          2,594,283            26,510
      5/25/2005           JPY        39,517,036            374,971            370,338             4,633
      4/11/2005           NOK         4,371,705            702,222            689,408            12,814
      4/11/2005           NZD         4,743,510          3,290,739          3,379,916           (89,177)
4/14/2005 - 5/6/2005      SEK         5,185,758            756,221            733,636            22,585
                                                       -----------        -----------       -----------
                                                       $25,866,705        $25,607,192       $   259,513
                                                       ===========        ===========       ===========

PURCHASES
      4/11/2005           AUD         1,301,438        $ 1,020,407        $ 1,005,727       $   (14,680)
      4/11/2005           CHF         1,264,478          1,060,757          1,057,714            (3,043)
      4/11/2005           DKK         4,356,060            749,172            758,252             9,080
4/11/2005 - 4/25/2005     EUR         5,949,511          7,756,640          7,716,013           (40,627)
       5/6/2005           JPY     1,760,834,469         16,947,397         16,474,836          (472,561)
4/11/2005 - 5/3/2005      NOK         8,870,807          1,392,799          1,399,331             6,532
      4/14/2005           SEK         7,380,037          1,046,345          1,044,047            (2,298)
                                                       -----------        -----------       -----------
                                                       $29,973,517        $29,455,920       $  (517,597)
                                                       ===========        ===========       ===========

At March 31, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $53,278 with Merrill Lynch International.

At March 31, 2005, the series had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts

                                                                    Unrealized
                                                                   Appreciation
Description                Expiration    Contracts    Position    (Depreciation)
--------------------------------------------------------------------------------
Japan Government Bonds      June 2005        2          Long         $31,968
10 Year

At March 31, 2005, the series had sufficient cash and/or securities to cover any margin requirements under these contracts.


(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2005



                        Government Securities Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS   March 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Government Securities Series

ISSUER                                                                                              PAR AMOUNT             VALUE
BONDS - 94.5%

AGENCY - OTHER - 3.6%
Financing Corp., 9.8%, 2018                                                                        $  7,760,000        $ 11,244,356
Financing Corp., 10.35%, 2018                                                                         3,535,000           5,336,881
Resolution Funding Corp., 8.875%, 2020                                                                6,000,000           8,398,530
                                                                                                                       ------------
                                                                                                                       $ 24,979,767
                                                                                                                       ------------
ASSET BACKED & SECURITIZED - 0.2%
Freddie Mac, 3.108%, 2035                                                                          $  1,292,531        $  1,285,378
                                                                                                                       ------------
MORTGAGE BACKED - 47.6%
Fannie Mae, 4.73%, 2012                                                                            $    726,757        $    720,831
Fannie Mae, 4.79%, 2012                                                                               6,259,642           6,155,175
Fannie Mae, 4.65%, 2013                                                                               1,712,309           1,686,836
Fannie Mae, 4.8%, 2013                                                                                  621,279             618,651
Fannie Mae, 4.845%, 2013                                                                              1,840,195           1,834,688
Fannie Mae, 5.06%, 2013                                                                                 726,847             734,383
Fannie Mae, 5%, 2013 - 2019                                                                          53,457,602          53,497,642
Fannie Mae, 4.45%, 2014                                                                               2,198,552           2,131,244
Fannie Mae, 4.652%, 2014                                                                              5,536,886           5,446,102
Fannie Mae, 4.846%, 2014                                                                              6,219,908           6,190,736
Fannie Mae, 5.1%, 2014                                                                                  944,486             952,643
Fannie Mae, 4.82%, 2014 - 2015                                                                        2,486,134           2,460,202
Fannie Mae, 4.62%, 2015                                                                               1,596,038           1,557,846
Fannie Mae, 4.665%, 2015                                                                                709,393             694,354
Fannie Mae, 4.925%, 2015                                                                              2,461,501           2,442,271
Fannie Mae, 6.5%, 2016 - 2032                                                                        29,294,242          30,508,591
Fannie Mae, 6%, 2016 - 2034                                                                          18,216,775          18,810,217
Fannie Mae, 7.5%, 2017 - 2031                                                                         2,627,904           2,815,585
Fannie Mae, 5.5%, 2017 - 2034                                                                        54,080,323          54,581,952
Fannie Mae, 4.5%, 2019                                                                               51,251,040          50,153,604
Fannie Mae, 5.9957%, 2020                                                                                10,400              10,400
Freddie Mac, 7.5%, 2027                                                                                 193,162             207,642
Freddie Mac, 6.5%, 2032                                                                               7,983,554           8,297,300
Freddie Mac, 7%, 2032                                                                                 1,268,795           1,336,720
Freddie Mac, 5.5%, 2034                                                                              33,151,961          33,298,993
Freddie Mac, 6%, 2034                                                                                32,852,790          33,634,338
Ginnie Mae, 5.5%, 2034                                                                                9,694,975           9,791,877
                                                                                                                       ------------
                                                                                                                       $330,570,823
                                                                                                                       ------------
U.S. GOVERNMENT AGENCIES - 21.5%
Aid to Israel, 5.5%, 2023                                                                          $  7,403,000        $  7,824,171
Aid to Israel, 0%, 2024                                                                               9,624,000           3,493,806
Aid to Lebanon, 7.62%, 2009                                                                           4,667,381           4,988,263
Aid to Peru, 9.98%, 2008                                                                              1,910,753           2,091,759
Empresa Energetica Cornito Ltd., 6.07%, 2010                                                          6,687,000           6,919,774
Fannie Mae, 3.41%, 2007                                                                               7,109,000           6,973,744
Fannie Mae, 4.25%, 2009                                                                               7,277,000           7,233,316
Fannie Mae, 4.625%, 2014                                                                             13,289,000          13,009,625
Fannie Mae, 4.771%, 2014                                                                              4,402,425           4,372,457
Freddie Mac, 7%, 2010                                                                                 8,626,000           9,564,897
Freddie Mac, 4.875%, 2013                                                                             6,000,000           6,025,308
Overseas Private Investment Corp., 0%, 2007                                                           3,423,294           3,383,469
Small Business Administration, 8.4%, 2007                                                                 9,628               9,866
Small Business Administration, 9.65%, 2007                                                               22,247              22,948
Small Business Administration, 8.7%, 2009                                                               231,034             243,531
Small Business Administration, 9.05%, 2009                                                               14,615              15,502
Small Business Administration, 10.05%, 2009                                                              18,035              19,104
Small Business Administration, 6.34%, 2021                                                            3,053,263           3,223,614
Small Business Administration, 6.35%, 2021                                                            3,433,586           3,625,297
Small Business Administration, 6.44%, 2021                                                            3,711,820           3,929,823
Small Business Administration, 6.625%, 2021                                                           3,781,009           4,033,894
Small Business Administration, 6.07%, 2022                                                            3,116,151           3,264,431
Small Business Administration, 4.89%, 2023                                                            4,863,873           4,831,199
Small Business Administration, 4.98%, 2023                                                            1,887,383           1,885,392
Small Business Administration, 4.34%, 2024                                                            2,621,062           2,511,201
Small Business Administration, 4.72%, 2024                                                            4,830,194           4,743,976
Small Business Administration, 4.77%, 2024                                                            3,627,224           3,573,494
Small Business Administration, 4.86%, 2024                                                            2,349,000           2,321,177
Small Business Administration, 4.87%, 2024                                                            2,793,000           2,758,376
Small Business Administration, 4.88%, 2024                                                            2,142,000           2,117,983
Small Business Administration, 4.99%, 2024                                                            3,003,703           2,990,741
Small Business Administration, 5.19%, 2024                                                            2,850,685           2,871,920
Small Business Administration, 5.52%, 2024                                                            2,729,756           2,796,325
Tennessee Valley Authority, STRIPS (Interest Only), 0%, 2042                                         12,573,000           9,523,167
U.S. Department of Housing & Urban Development, 6.36%, 2016                                           6,000,000           6,475,254
U.S. Department of Housing & Urban Development, 6.59%, 2016                                           5,744,000           6,058,697
                                                                                                                       ------------
                                                                                                                       $149,727,501
                                                                                                                       ------------
U.S. TREASURY OBLIGATIONS - 21.6%
U.S. Treasury Bonds, 9.25%, 2016                                                                   $    577,000        $    805,276
U.S. Treasury Bonds, 6.875%, 2025                                                                       504,000             632,500
U.S. Treasury Bonds, 6%, 2026                                                                         5,704,000           6,525,062
U.S. Treasury Bonds, 6.25%, 2030                                                                      2,006,000           2,410,177
U.S. Treasury Bonds, 5.375%, 2031                                                                     5,430,000           5,918,065
U.S. Treasury Notes, 3.375%, 2007                                                                    13,869,825          14,560,626
U.S. Treasury Notes, 3.625%, 2008###                                                                 13,031,913          14,015,575
U.S. Treasury Notes, 5.5%, 2008                                                                      51,532,000          53,728,139
U.S. Treasury Notes, 6.5%, 2010                                                                      29,995,000          33,028,484
U.S. Treasury Notes, 2%, 2014                                                                        13,421,160          13,737,416
U.S. Treasury STRIPS (Interest Only), 0%, 2016                                                        7,940,000           4,690,031
                                                                                                                       ------------
                                                                                                                       $150,051,351
                                                                                                                       ------------
Total Bonds (Identified Cost, $652,837,336)                                                                            $656,614,820
                                                                                                                       ------------
REPURCHASE AGREEMENT - 5.1%
Morgan Stanley, 2.83%, dated 3/31/05, due 4/01/05, total to be received
$35,138,762 (secured by various U.S. Treasury and Federal Agency obligations
in a jointly traded account), at Cost                                                              $ 35,136,000        $ 35,136,000
                                                                                                                       ------------
Total Investments (Identified Cost, $687,973,336)                                                                      $691,750,820
                                                                                                                       ------------
OTHER ASSETS, LESS LIABILITIES - 0.4%                                                                                     2,769,166
                                                                                                                       ------------
NET ASSETS - 100.0%                                                                                                    $694,519,986
                                                                                                                       ------------

### Security segregated as collateral for open futures contracts.

Abbreviations:
STRIPS = Separate Trading of Registered Interest and Principal of Securities

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - GOVERNMENT SECURITIES SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 3/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $690,788,746
                                                ============
Gross unrealized appreciation                   $  9,251,283
Gross unrealized depreciation                     (8,289,209)
                                                ------------
  Net unrealized appreciation (depreciation)    $    962,074
                                                ============

(2) Financial Instruments

The series trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the series has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts

                                                                    Unrealized
                                                                   Appreciation
Description                   Expiration   Contracts   Position   (Depreciation)
--------------------------------------------------------------------------------
U.S. 10-Yr. Treasury Notes     June 2005       96        Short       $ 52,854
U.S. 5-Yr. Treasury Notes      June 2005       94        Short         51,753
U.S. 2-Yr. Treasury Notes      June 2005      158        Short        103,037
U.S. Treasury Bonds            June 2005       69        Long          12,558
                                                                     --------
                                                                     $220,202
                                                                     ========

At March 31, 2005, the series had sufficient cash and/or securities to cover any margin requirements under these contracts.


(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2005



                        High Yield Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS   March 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - High Yield Series

ISSUER                                                                                              PAR AMOUNT             VALUE
BONDS - 94.0%

ADVERTISING & BROADCASTING - 4.4%
Allbritton Communications Co., 7.75%, 2012                                                         $  1,918,000        $  1,889,230
DIRECTV Holdings LLC, 8.375%, 2013                                                                      770,000             833,525
Echostar DBS Corp., 6.375%, 2011                                                                      1,930,000           1,891,400
Emmis Operating Co., 6.875%, 2012                                                                       960,000             940,800
Granite Broadcasting Corp., 9.75%, 2010                                                               2,150,000           1,999,500
Innova S. de R.L., 9.375%, 2013                                                                       1,100,000           1,218,250
Intelsat Ltd., 6.5%, 2013                                                                               530,000             425,325
Intelsat Ltd., 8.625%, 2015##                                                                         1,280,000           1,305,600
Intelsat Ltd., 0% to 2010, 9.25% to 2015##                                                              935,000             591,388
Lamar Media Corp., 7.25%, 2013                                                                          760,000             790,400
Panamsat Holding Corp., 0% to 2009, 10.375 to 2014##                                                  1,910,000           1,241,500
Paxson Communications Corp., 0% to 2006, 12.25% to 2009                                               3,340,000           3,106,200
Spanish Broadcasting System, Inc., 9.625%, 2009                                                         780,000             817,050
                                                                                                                       ------------
                                                                                                                       $ 17,050,168
                                                                                                                       ------------
AEROSPACE - 1.3%
Argo Tech Corp., 9.25%, 2011                                                                       $  1,165,000        $  1,252,375
BE Aerospace, Inc., 8.875%, 2011                                                                      1,595,000           1,614,938
K&F Acquisition, Inc., 7.75%, 2014##                                                                    350,000             339,500
Standard Aero Holdings, Inc., 8.25%, 2014##                                                             585,000             605,475
Stellex Technologies, Inc., 9.5%, 2007**                                                                530,000                   0
TransDigm Holding Co., 8.375%, 2011                                                                   1,150,000           1,180,188
                                                                                                                       ------------
                                                                                                                       $  4,992,476
                                                                                                                       ------------
AIRLINES - 0.6%
Continental Airlines, Inc., 6.9%, 2017                                                             $    375,693        $    304,447
Continental Airlines, Inc., 6.748%, 2017                                                                370,734             302,576
Continental Airlines, Inc., 6.795%, 2020                                                                654,703             557,251
Continental Airlines, Inc., 7.566%, 2020                                                              1,180,717             992,799
                                                                                                                       ------------
                                                                                                                       $  2,157,073
                                                                                                                       ------------
APPAREL MANUFACTURERS - 0.3%
Levi Strauss & Co., 12.25%, 2012                                                                   $  1,175,000        $  1,280,750
                                                                                                                       ------------
ASSET BACKED & SECURITIZED - 2.2%
Airplane Pass-Through Trust, 10.875%, 2019                                                         $    691,390        $      2,074
Anthracite CDO Ltd., 6%, 2037##                                                                       1,300,000           1,139,840
Asset Securitization Corp., 7.4362%, 2026                                                               754,009             774,610
Commercial Mortgage Acceptance Corp., 5.44%, 2013##                                                   2,700,000           2,685,107
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                              $  1,100,000        $  1,012,237
First Union National Bank Commercial Mortgage Corp., 6.75%, 2010                                        855,000             869,572
GMAC Commercial Mortgage Securities, Inc., 7.6527%, 2034##                                              882,000             968,623
Mortgage Capital Funding, Inc., 7.214%, 2007                                                          1,000,000           1,032,735
                                                                                                                       ------------
                                                                                                                       $  8,484,798
                                                                                                                       ------------
AUTOMOTIVE - 2.7%
Affinia Group, Inc., 9%, 2014##                                                                    $  1,240,000        $  1,147,000
General Motors Acceptance Corp., 6.125%, 2007                                                           655,000             638,700
General Motors Acceptance Corp., 5.125%, 2008                                                           655,000             606,442
General Motors Corp., 8.375%, 2033                                                                    1,837,000           1,571,980
Intermet Corp., 9.75%, 2009                                                                             855,000             478,800
Metaldyne Corp., 11%, 2012                                                                            1,145,000             927,450
Metaldyne Corp., 10%, 2013##                                                                            945,000             859,950
Navistar International Corp., 7.5%, 2011                                                              1,525,000           1,536,438
TRW Automotive, Inc., 9.375%, 2013                                                                    1,323,000           1,422,225
TRW Automotive, Inc., 11%, 2013                                                                         312,000             349,440
Tenneco Automotive, Inc., 10.25%, 2013                                                                  600,000             669,000
                                                                                                                       ------------
                                                                                                                       $ 10,207,425
                                                                                                                       ------------
BASIC INDUSTRY - 0.3%
Thermadyne Holdings Corp., 12.5%, 2008**                                                           $  2,900,000        $          0
Thermadyne Holdings Corp., 9.25%, 2014                                                                  750,000             720,000
Trimas Corp., 9.875%, 2012                                                                              480,000             489,600
                                                                                                                       ------------
                                                                                                                       $  1,209,600
                                                                                                                       ------------
BROADCAST & CABLE TV - 3.9%
CCO Holdings LLC, 8.75%, 2013                                                                      $    665,000        $    665,000
CSC Holdings, Inc., 8.125%, 2009                                                                      1,835,000           1,935,925
CSC Holdings, Inc., 6.75%, 2012##                                                                     1,085,000           1,076,863
Cablevision Systems Corp., 8%, 2012##                                                                   940,000             963,500
Charter Communications, Inc., 8.625%, 2009                                                            3,100,000           2,394,750
Charter Communications, Inc., 9.92%, 2011                                                             3,515,000           2,697,763
Charter Communications, Inc., 8.375%, 2014##                                                            590,000             592,950
FrontierVision Holdings LP, 11.875%, 2007                                                               290,000             390,050
FrontierVision Holdings LP, "B", 11.875%, 2007                                                          430,000             578,350
Frontiervision Operating Partners LP, 11%, 2006                                                       1,060,000           1,399,200
Mediacom Broadband LLC, 9.5%, 2013                                                                    1,245,000           1,241,888
Rogers Cable, Inc., 8.75%, 2032                                                                         785,000             910,600
                                                                                                                       ------------
                                                                                                                       $ 14,846,839
                                                                                                                       ------------
BROKERAGE & ASSET MANAGERS - 0.2%
Refco Finance Holdings LLC, 9%, 2012##                                                             $    795,000        $    842,700
                                                                                                                       ------------
BUILDING - 1.3%
Building Materials Corp. of America, 7.75%, 2014                                                   $  2,050,000        $  2,050,000
Interface, Inc., 10.375%, 2010                                                                        1,075,000           1,204,000
Nortek Holdings, Inc., 8.5%, 2014                                                                     1,200,000           1,158,000
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014##                                                   1,147,000             610,778
                                                                                                                       ------------
                                                                                                                       $  5,022,778
                                                                                                                       ------------
BUSINESS SERVICES - 1.8%
Iron Mountain, Inc., 8.625%, 2013                                                                  $    535,000        $    540,350
Iron Mountain, Inc., 7.75%, 2015                                                                        950,000             938,125
Iron Mountain, Inc., 6.625%, 2016                                                                       620,000             565,750
Lucent Technologies, Inc., 5.5%, 2008                                                                   800,000             782,000
Lucent Technologies, Inc., 6.45%, 2029                                                                  945,000             815,063
Northern Telecom Corp., 6.875%, 2023                                                                    685,000             633,625
Northern Telecom Corp., 7.875%, 2026                                                                    425,000             427,125
Xerox Corp., 7.625%, 2013                                                                             1,930,000           2,016,850
                                                                                                                       ------------
                                                                                                                       $  6,718,888
                                                                                                                       ------------
CHEMICALS - 5.3%
ARCO Chemical Co., 9.8%, 2020                                                                      $    730,000        $    824,900
BCP Caylux Holdings Luxembourg S.A., 9.625%, 2014##                                                     458,000             522,120
Crystal U.S. Holdings LLC, 0% to 2009, 10.5% to 2014##                                                1,222,000             855,400
Crystal U.S. Holdings LLC, 0% to 2010, 10% to 2014##                                                    348,000             250,560
Equistar Chemicals LP, 10.625%, 2011                                                                  1,895,000           2,127,138
Hercules, Inc., 6.75%, 2029                                                                           1,205,000           1,180,900
Huntsman International LLC, 10.125%, 2009                                                             1,161,000           1,207,440
Huntsman International LLC, 7.375%, 2015##                                                            1,390,000           1,383,050
IMC Global, Inc., 10.875%, 2013                                                                       1,125,000           1,344,375
KI Holdings, Inc., 0% to 2009, 9.875% to 2014##                                                       1,305,000             802,575
Kronos International, Inc., 8.875%, 2009                                                EUR              70,000              96,204
Lyondell Chemical Co., 9.5%, 2008                                                                       730,000             781,100
Lyondell Chemical Co., 11.125%, 2012                                                                    750,000             862,500
Nalco Co., 7.75%, 2011                                                                                  470,000             488,800
Nalco Financial Holdings LLC, 0% to 2009, 9% to 2014                                                  1,985,000           1,498,675
Nova Chemicals Corp., 6.5%, 2012                                                                      1,230,000           1,260,750
Resolution Performance Products LLC, 13.5%, 2010                                                        760,000             820,800
Rhodia S.A., 8.875%, 2011                                                                             2,535,000           2,465,288
Rockwood Specialties Group, Inc., 10.625%, 2011                                                         995,000           1,104,450
Rockwood Specialties Group, Inc., 7.5%, 2014##                                                          395,000             395,000
                                                                                                                       ------------
                                                                                                                       $ 20,272,025
                                                                                                                       ------------
CONGLOMERATES - 0.2%
Invensys PLC, 9.875%, 2011##                                                                       $    665,000        $    689,938
                                                                                                                       ------------
CONSTRUCTION - 1.3%
D.R. Horton, Inc., 8%, 2009                                                                        $  1,460,000        $  1,569,658
Technical Olympic USA, Inc., 9%, 2010                                                                   435,000             450,225
Technical Olympic USA, Inc., 7.5%, 2011 - 2015                                                        1,150,000           1,074,600
WCI Communities, Inc., 7.875%, 2013                                                                   1,145,000           1,162,175
WCI Communities, Inc., 6.625%, 2015##                                                                   625,000             593,750
                                                                                                                       ------------
                                                                                                                       $  4,850,408
                                                                                                                       ------------
CONSUMER GOODS & SERVICES - 2.7%
Bombardier Recreational Products, Inc., 8.375%, 2013                                               $    885,000        $    938,100
Church & Dwight Co., Inc., 6%, 2012##                                                                   465,000             453,375
Integrated Electrical Services, Inc., 9.375%, 2009                                                    1,100,000           1,056,000
K2, Inc., 7.375%, 2014                                                                                1,135,000           1,174,725
Remington Arms Co., Inc., 10.5%, 2011                                                                   520,000             512,200
Revlon Consumer Products Corp., 8.625%, 2008                                                            605,000             558,113
Revlon Consumer Products Corp., 9.5%, 2011##                                                          1,525,000           1,498,313
Safilo Capital International S.A., 9.625%, 2013##                                       EUR           1,970,000           2,582,937
Samsonite Corp., 8.875%, 2011                                                                         1,145,000           1,199,388
Werner Holding Co., Inc., 10%, 2007                                                                     440,000             312,400
                                                                                                                       ------------
                                                                                                                       $ 10,285,551
                                                                                                                       ------------
CONTAINERS - 1.5%
Crown European Holdings S.A., 9.5%, 2011                                                           $    585,000        $    642,038
Greif, Inc., 8.875%, 2012                                                                             1,160,000           1,252,800
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                     1,135,000           1,200,263
Owens-Illinois, Inc., 7.8%, 2018                                                                        855,000             869,963
Plastipak Holdings, Inc., 10.75%, 2011                                                                  705,000             782,550
Pliant Corp., 13%, 2010                                                                               1,106,000             934,570
Pliant Corp., 0% to 2006, 11.125% to 2009                                                               145,000             130,500
                                                                                                                       ------------
                                                                                                                       $  5,812,684
                                                                                                                       ------------
DEFENSE ELECTRONICS - 0.6%
L-3 Communications Corp., 5.875%, 2015                                                             $    920,000        $    883,200
L-3 Communications Holdings, Inc., 6.125%, 2014                                                       1,295,000           1,275,575
                                                                                                                       ------------
                                                                                                                       $  2,158,775
                                                                                                                       ------------
ELECTRONICS - 0.4%
Flextronics International Ltd., 6.5%, 2013                                                         $  1,310,000        $  1,300,175
Magnachip Semiconductor S.A., 8%, 2014##                                                                155,000             158,488
                                                                                                                       ------------
                                                                                                                       $  1,458,663
                                                                                                                       ------------
EMERGING MARKET QUASI-SOVEREIGN - 0.5%
Gazprom OAO, 9.625%, 2013##                                                                        $    610,000        $    695,400
Gazprom OAO, 8.625%, 2034##                                                                           1,120,000           1,246,000
                                                                                                                       ------------
                                                                                                                       $  1,941,400
                                                                                                                       ------------
EMERGING MARKET SOVEREIGN - 0.7%
Federal Republic of Brazil, 8.875%, 2019                                                           $  1,182,000        $  1,150,086
Republic of Panama, 9.375%, 2023 - 2029                                                                 814,000             916,100
Russian Ministry of Finance, 12.75%, 2028                                                               486,000             795,339
                                                                                                                       ------------
                                                                                                                       $  2,861,525
                                                                                                                       ------------
ENERGY - INDEPENDENT - 2.2%
Belden & Blake Corp., 8.75%, 2012                                                                  $    885,000        $    878,363
Chesapeake Energy Corp., 8.125%, 2011##                                                                 755,000             800,300
Chesapeake Energy Corp., 7%, 2014                                                                     1,203,000           1,239,090
Chesapeake Energy Corp., 6.375%, 2015##                                                                 710,000             701,125
Chesapeake Energy Corp., 6.875%, 2016                                                                 1,760,000           1,777,600
Encore Acquisition Co., 8.375%, 2012                                                                    725,000             783,000
Encore Acquisition Co., 6.25%, 2014                                                                     280,000             280,000
Newfield Exploration Co., 6.625%, 2014                                                                  815,000             825,188
Plains Exploration & Production Co., 7.125%, 2014                                                     1,160,000           1,212,200
                                                                                                                       ------------
                                                                                                                       $  8,496,866
                                                                                                                       ------------
ENERGY - INTEGRATED - 0.3%
Amerada Hess Corp., 7.3%, 2031                                                                     $  1,140,000        $  1,285,550
                                                                                                                       ------------
ENTERTAINMENT - 1.6%
AMC Entertainment, Inc., 9.5%, 2011                                                                $    766,000        $    785,150
AMC Entertainment, Inc., 8.625%, 2012##                                                               1,520,000           1,618,800
AMF Bowling Worldwide, Inc., 10%, 2010                                                                  760,000             779,000
Intrawest Corp., 7.5%, 2013                                                                             345,000             345,863
Loews Cineplex Entertainment Corp., 9%, 2014##                                                        1,185,000           1,179,075
Six Flags, Inc., 9.75%, 2013                                                                          1,645,000           1,533,963
                                                                                                                       ------------
                                                                                                                       $  6,241,851
                                                                                                                       ------------
FOOD & NON-ALCOHOLIC BEVERAGES - 1.8%
Burns, Philp & Co. Ltd., 9.75%, 2012                                                               $  1,870,000        $  2,038,300
Merisant Co., 9.5%, 2013##                                                                         $    490,000        $    421,400
Michael Foods, Inc., 8%, 2013                                                                           990,000           1,029,600
Seminis Vegetable Seeds, Inc., 10.25%, 2013                                                           1,145,000           1,351,100
Smithfield Foods, Inc., 7%, 2011                                                                      1,240,000           1,269,450
United Biscuits Finance PLC, 10.625%, 2011                                              EUR             600,000             809,047
                                                                                                                       ------------
                                                                                                                       $  6,918,897
                                                                                                                       ------------
FOREST & PAPER PRODUCTS - 4.7%
Abitibi-Consolidated, Inc., 8.55%, 2010                                                            $  1,885,000        $  1,913,275
Buckeye Technologies, Inc., 8.5%, 2013                                                                1,165,000           1,223,250
Corporacion Durango S.A. de C.V., 7.5%, 2012                                                          1,045,000             912,089
Georgia-Pacific Corp., 9.375%, 2013                                                                   3,465,000           3,872,138
Georgia-Pacific Corp., 7.75%, 2029                                                                      409,000             445,810
Graphic Packaging International, Inc., 9.5%, 2013                                                     1,280,000           1,356,800
JSG Funding LLC, 11.5%, 2015##  EUR                                                                   1,520,000           1,839,010
Jefferson Smurfit Corp., 8.25%, 2012                                                                  1,120,000           1,150,800
MDP Acquisitions PLC, 9.625%, 2012                                                                    1,455,000           1,564,125
Newark Group, Inc., 9.75%, 2014                                                                       1,030,000           1,045,450
Norske Skog Canada Ltd., 8.625%, 2011                                                                 1,055,000           1,091,925
Norske Skog Canada Ltd., 7.375%, 2014                                                                   770,000             746,900
Stone Container Corp., 7.375%, 2014                                                                     855,000             846,450
                                                                                                                       ------------
                                                                                                                       $ 18,008,022
                                                                                                                       ------------
GAMING & LODGING - 5.9%
Aztar Corp., 7.875%, 2014                                                                          $    955,000        $  1,014,688
Boyd Gaming Corp., 6.75%, 2014                                                                        1,585,000           1,565,188
Caesars Entertainment, Inc., 8.875%, 2008                                                               425,000             465,906
Caesars Entertainment, Inc., 8.125%, 2011                                                             2,100,000           2,325,750
Herbst Gaming, Inc., 7%, 2014##                                                                         155,000             154,225
Hilton Hotels Corp., 7.625%, 2012                                                                       985,000           1,124,544
Host Marriott LP, 7.125%, 2013                                                                        1,200,000           1,191,000
Host Marriott LP, 6.375%, 2015##                                                                        810,000             773,550
Isle Capri Casinos, Inc., 7%, 2014                                                                      825,000             816,750
MGM Mirage, Inc., 8.5%, 2010                                                                          1,165,000           1,275,675
MGM Mirage, Inc., 8.375%, 2011                                                                        2,225,000           2,403,000
MGM Mirage, Inc., 5.875%, 2014                                                                          195,000             184,031
Mandalay Resort Group, 9.375%, 2010                                                                   1,085,000           1,201,638
Meristar Hospitality Corp., 10.5%, 2009                                                                 375,000             401,250
Penn National Gaming, Inc., 6.75%, 2015##                                                               895,000             881,575
Pinnacle Entertainment, Inc., 8.25%, 2012                                                             1,500,000           1,500,000
Pinnacle Entertainment, Inc., 8.75%, 2013                                                               335,000             346,725
Royal Caribbean Cruises Ltd., 6.875%, 2013                                                            1,220,000           1,271,850
Scientific Games Corp., 6.25%, 2012##                                                                   415,000             412,925
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                            $  2,420,000        $  2,643,850
Station Casinos, Inc., 6.5%, 2014                                                                       820,000             813,850
                                                                                                                       ------------
                                                                                                                       $ 22,767,970
                                                                                                                       ------------
INDUSTRIAL - 3.8%
Amsted Industries, Inc., 10.25%, 2011##                                                            $  1,760,000        $  1,918,400
Da Lite Screen Co., Inc., 9.5%, 2011                                                                  1,155,000           1,253,175
General Binding Corp., 9.375%, 2008                                                                   1,840,000           1,849,200
JohnsonDiversey Holding, Inc., "B", 9.625%, 2012                                                      1,410,000           1,515,750
JohnsonDiversey Holding, Inc., 0% to 2007, 10.67%, 2013                                               2,970,000           2,554,200
Knowledge Learning Corp., 7.75%, 2015##                                                                 725,000             699,625
Milacron Escrow Corp., 11.5%, 2011                                                                    1,580,000           1,722,200
Rexnord Industries, Inc., 10.125%, 2012                                                                 465,000             511,500
Valmont Industries, Inc., 6.875%, 2014                                                                1,160,000           1,148,400
Williams Scotsman, Inc., 9.875%, 2007                                                                   985,000             980,075
Williams Scotsman, Inc., 10%, 2008                                                                      275,000             294,250
                                                                                                                       ------------
                                                                                                                       $ 14,446,775
                                                                                                                       ------------
MACHINERY & TOOLS - 2.2%
Case Corp., 7.25%, 2016                                                                            $    420,000        $    399,000
Case New Holland, Inc., 9.25%, 2011##                                                                 1,055,000           1,123,575
JLG Industries, Inc., 8.25%, 2008                                                                     1,155,000           1,224,300
Manitowoc Co., Inc., 10.375%, 2011                                                      EUR             685,000             979,170
Terex Corp., 10.375%, 2011                                                                              760,000             826,500
Terex Corp., 9.25%, 2011                                                                                400,000             436,000
Terex Corp., 7.375%, 2014                                                                               900,000             918,000
United Rentals, Inc., 6.5%, 2012                                                                        915,000             889,838
United Rentals, Inc., 7.75%, 2013                                                                       940,000             911,800
United Rentals, Inc., 7%, 2014                                                                          925,000             846,375
                                                                                                                       ------------
                                                                                                                       $  8,554,558
                                                                                                                       ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 4.9%
AmerisourceBergen Corp., 7.25%, 2012                                                               $  1,200,000        $  1,272,000
CDRV Investors, Inc., 0% to 2010, 9.625 to 2015##                                                     2,135,000           1,286,338
Davita, Inc., 6.625%, 2013##                                                                            740,000             732,600
Davita, Inc., 7.25%, 2015##                                                                             865,000             847,700
Extendicare Health Services, Inc., 6.875%, 2014                                                         730,000             720,875
Fisher Scientific International, Inc., 8.125%, 2012                                                   1,375,000           1,491,875
HCA, Inc., 7.875%, 2011                                                                               2,785,000           3,013,100
HCA, Inc., 6.375%, 2015                                                                               1,920,000           1,905,873
HealthSouth Corp., 7.625%, 2012                                                                       1,045,000           1,003,200
InSight Health Services Corp., 9.875%, 2011                                                           1,230,000           1,205,400
Select Medical Corp., 7.625%, 2015##                                                                  1,035,000           1,035,000
Tenet Healthcare Corp., 6.5%, 2012                                                                 $  1,340,000        $  1,232,800
Tenet Healthcare Corp., 9.875%, 2014                                                                  1,165,000           1,211,600
Tenet Healthcare Corp., 9.25%, 2015##                                                                   820,000             817,950
U.S. Oncology, Inc., 10.75%, 2014##                                                                     995,000           1,094,500
                                                                                                                       ------------
                                                                                                                       $ 18,870,811
                                                                                                                       ------------
MEDICAL EQUIPMENT - 0.4%
Warner Chilcott Corp., 8.75%, 2015##                                                               $  1,340,000        $  1,346,700
                                                                                                                       ------------
METALS & MINING - 1.1%
Century Aluminum Co., 7.5%, 2014                                                                   $    950,000        $    959,500
Doe Run Resources Corp., 11.75%, 2008#                                                                  722,286             671,726
Foundation PA Coal Co., 7.25%, 2014                                                                     805,000             817,075
Peabody Energy Corp., 5.875%, 2016                                                                      675,000             651,375
Russel Metals, Inc., 6.375%, 2014                                                                     1,325,000           1,285,250
                                                                                                                       ------------
                                                                                                                       $  4,384,926
                                                                                                                       ------------
NATURAL GAS - DISTRIBUTION - 0.4%
AmeriGas Partners LP, 8.875%, 2011                                                                 $  1,340,000        $  1,420,400
                                                                                                                       ------------
NATURAL GAS - PIPELINE - 3.6%
ANR Pipeline Co., 9.625%, 2021                                                                     $  1,975,000        $  2,452,587
Colorado Interstate Gas Co., 5.95%, 2015##                                                              205,000             196,288
El Paso Energy Corp., 7.625%, 2010                                                                    1,150,000           1,205,904
El Paso Energy Corp., 7%, 2011                                                                        2,930,000           2,812,800
El Paso Energy Corp., 7.75%, 2013                                                                     2,190,000           2,217,375
Enterprise Products Operating LP, 6.375%, 2013                                                          578,000             605,891
Enterprise Products Partners LP, 5.6%, 2014                                                           1,162,000           1,146,813
Markwest Energy Partners LP, 6.875%, 2014##                                                           1,235,000           1,235,000
Williams Cos., Inc., 7.125%, 2011                                                                     1,738,000           1,814,038
                                                                                                                       ------------
                                                                                                                       $ 13,686,696
                                                                                                                       ------------
OIL SERVICES - 1.3%
GulfMark Offshore, Inc., 7.75%, 2014##                                                             $  1,190,000        $  1,219,750
Hanover Compressor Co., 9%, 2014                                                                      1,155,000           1,235,850
Ocean Rig Norway S.A., 10.25%, 2008                                                                   1,060,000           1,085,175
Petroleum Geo-Services A.S.A., 10%, 2010                                                              1,300,000           1,459,250
                                                                                                                       ------------
                                                                                                                       $  5,000,025
                                                                                                                       ------------
OILS - 0.4%
Premcor Refining Group, Inc., 7.75%, 2012                                                          $    805,000        $    831,163
Premcor Refining Group, Inc., 7.5%, 2015                                                           $    500,000        $    513,750
                                                                                                                       ------------
                                                                                                                       $  1,344,913
                                                                                                                       ------------
POLLUTION CONTROL - 0.5%
Allied Waste North America, Inc., 6.5%, 2010                                                       $  1,785,000        $  1,731,450
Allied Waste North America, Inc., 7.875%, 2013                                                          280,000             279,300
                                                                                                                       ------------
                                                                                                                       $  2,010,750
                                                                                                                       ------------
PRECIOUS METALS & MINERALS - 0.3%
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014                                                 $  1,291,000        $  1,271,635
                                                                                                                       ------------
PRINTING & PUBLISHING - 2.5%
Cenveo Corp., 7.875%, 2013                                                                         $    525,000        $    468,563
Dex Media East LLC, 12.125%, 2012                                                                       715,000             847,275
Dex Media, Inc., 0% to 2008, 9% to 2013                                                               4,130,000           3,138,800
Hollinger, Inc., 12.875%, 2011##                                                                        337,000             371,543
Lighthouse International Co. S.A., 8%, 2014##                                           EUR             960,000           1,257,134
Mail-Well Corp., 9.625%, 2012                                                                           770,000             820,050
MediaNews Group, Inc., 6.875%, 2013                                                                   1,180,000           1,156,400
PRIMEDIA, Inc., 8.875%, 2011                                                                            210,000             218,925
PRIMEDIA, Inc., 8%, 2013                                                                                 25,000              25,500
WDAC Subsidiary Corp., 8.375%, 2014##                                                                 1,385,000           1,288,050
                                                                                                                       ------------
                                                                                                                       $  9,592,240
                                                                                                                       ------------
RAILROAD & SHIPPING - 0.5%
Kansas City Southern Railway Co., 7.5%, 2009                                                       $  1,795,000        $  1,830,900
                                                                                                                       ------------
RESTAURANTS - 0.3%
Carrols Holdings Corp., 9%, 2013##                                                                 $  1,230,000        $  1,266,900
                                                                                                                       ------------
RETAILERS - 2.4%
Buhrmann U.S., Inc., 7.875%, 2015##                                                                $  1,195,000        $  1,195,000
Couche-Tard, Inc., 7.5%, 2013                                                                         1,580,000           1,659,000
Dollar General Corp., 8.625%, 2010                                                                    1,350,000           1,528,875
Duane Reade, Inc., 9.75%, 2011                                                                          790,000             695,200
Finlay Fine Jewelry Corp., 8.375%, 2012                                                               1,795,000           1,696,275
J.C. Penney, Inc., 6.875%, 2015                                                                         205,000             189,113
Eye Care Centers of America, Inc., 10.75%, 2015##                                                       105,000             100,800
Rite Aid Corp., 9.25%, 2013                                                                           1,290,000           1,283,550
Rite Aid Corp., 6.875%, 2013                                                                            875,000             813,750
Saks, Inc., 7%, 2013                                                                                    175,000             158,375
                                                                                                                       ------------
                                                                                                                       $  9,319,938
                                                                                                                       ------------
STEEL - 0.2%
AK Steel Holding Corp., 7.75%, 2012                                                                $    825,000        $    794,063
                                                                                                                       ------------
SUPERMARKETS - 0.5%
Jitney-Jungle Stores, 12%, 2006**                                                                  $  1,140,000        $          0
Jitney-Jungle Stores, 10.375%, 2007**                                                                   250,000                   0
Roundy's, Inc., 8.875%, 2012                                                                          1,940,000           2,075,800
                                                                                                                       ------------
                                                                                                                       $  2,075,800
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELESS - 4.5%
Alamosa Holdings, Inc., 0% to 2005, 12% to 2009                                                    $  1,167,000        $  1,269,113
American Tower Corp., 9.375%, 2009                                                                      220,000             231,000
American Tower Corp., 7.125%, 2012                                                                      790,000             786,050
Centennial Communications Corp., 10.125%, 2013                                                        1,475,000           1,629,875
Crown Castle International Corp., 7.5%, 2013                                                          1,160,000           1,273,100
Dobson Cellular Systems, Inc., 8.375%, 2011##                                                           310,000             316,200
Dobson Communications Corp., 8.875%, 2013                                                               305,000             239,425
Dolphin Telecom PLC, 11.5%, 2008**                                                                    2,750,000                   0
Dolphin Telecom PLC, 14%, 2009**                                                                      1,525,000                   0
IWO Escrow Co., FRN, 6.32%, 2012##                                                                      155,000             158,100
Nextel Communications, Inc., 5.95%, 2014                                                              4,740,000           4,716,300
Nextel Communications, Inc., 7.375%, 2015                                                               940,000             992,875
Rogers Wireless, Inc., 6.375%, 2014                                                                     795,000             771,150
Rogers Wireless, Inc., 7.5%, 2015                                                                     1,105,000           1,140,913
Rural Cellular Corp., 9.75%, 2010                                                                       680,000             622,200
Rural Cellular Corp., 9.875%, 2010                                                                    1,125,000           1,130,625
U.S. Unwired, Inc., 10%, 2012                                                                           935,000           1,035,513
Ubiquitel Operating Co., 9.875%, 2011                                                                   940,000           1,036,350
                                                                                                                       ------------
                                                                                                                       $ 17,348,789
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELINE - 6.0%
AT&T Corp., 9.05%, 2011                                                                            $  1,680,000        $  1,908,900
Cincinnati Bell, Inc., 8.375%, 2014                                                                   1,215,000           1,196,775
Cincinnati Bell, Inc., 8.375%, 2014##                                                                   205,000             201,925
Citizens Communications Co., 9.25%, 2011                                                              2,136,000           2,338,920
Citizens Communications Co., 6.25%, 2013                                                                585,000             549,900
Eircom Funding PLC, 8.25%, 2013                                                                         750,000             815,625
Esprit Telecom, 10.875%, 2008**                                                                         200,000                   0
GCI, Inc., 7.25%, 2014                                                                                1,390,000           1,348,300
MCI, Inc., 6.908%, 2007                                                                                 925,000             941,188
MCI, Inc., 7.688%, 2009                                                                                 815,000             847,600
Qwest Capital Funding, Inc., 7.25%, 2011                                                              1,390,000           1,296,175
Qwest Corp., 7.875%, 2011##                                                                           1,675,000           1,725,250
Qwest Corp., 8.875%, 2012##                                                                           1,635,000           1,778,063
Qwest Services Corp., 13.5%, 2010##                                                                $  4,900,000        $  5,671,750
Time Warner Telecom Holdings, Inc., 10.125%, 2011                                                       785,000             757,525
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                       1,140,000           1,094,400
Time Warner Telecom Holdings, Inc., 9.25%, 2014##                                                       800,000             768,000
                                                                                                                       ------------
                                                                                                                       $ 23,240,296
                                                                                                                       ------------
TIRE & RUBBER - 0.1%
Cooper-Standard Automotive, Inc., 8.375%, 2014##                                                   $    525,000        $    426,563
                                                                                                                       ------------
TOBACCO - 0.3%
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                                  $  1,040,000        $  1,066,000
                                                                                                                       ------------
TRANSPORTATION - SERVICES - 0.6%
CHC Helicopter Corp., 7.375%, 2014                                                                 $    785,000        $    764,394
Stena AB, 9.625%, 2012                                                                                  435,000             481,763
Stena AB, 7%, 2016                                                                                      951,000             879,675
TFM S.A. de C.V., 12.5%, 2012                                                                           264,000             300,960
                                                                                                                       ------------
                                                                                                                       $  2,426,792
                                                                                                                       ------------
UTILITIES - ELECTRIC POWER - 8.5%
AES Corp., 8.75%, 2013##                                                                           $  2,340,000        $  2,550,600
AES Corp., 9%, 2015##                                                                                 1,010,000           1,111,000
Allegheny Energy Supply Co. LLC, 8.25%, 2012##                                                        1,470,000           1,558,200
CMS Energy Corp., 8.5%, 2011                                                                          1,080,000           1,166,400
Calpine Corp., 8.5%, 2008                                                                             1,005,000             713,550
Calpine Corp., 8.75%, 2013##                                                                          3,080,000           2,325,400
CenterPoint Energy, Inc., 7.25%, 2010                                                                   788,000             861,516
DPL, Inc., 6.875%, 2011                                                                                 750,000             796,852
Dynegy Holdings, Inc., 9.875%, 2010##                                                                   505,000             540,981
Dynegy Holdings, Inc., 6.875%, 2011                                                                      15,000              13,313
Dynegy Holdings, Inc., 10.125%, 2013##                                                                  645,000             703,050
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                    1,310,000           1,468,530
FirstEnergy Corp., 6.45%, 2011                                                                        1,818,000           1,918,072
FirstEnergy Corp., 7.375%, 2031                                                                         875,000             991,114
Midwest Generation LLC, 8.75%, 2034                                                                   2,250,000           2,508,750
Mission Energy Holding Co., 13.5%, 2008                                                                 325,000             390,000
NRG Energy, Inc., 8%, 2013##                                                                          2,339,000           2,473,493
Nevada Power Co., 6.5%, 2012                                                                            270,000             278,775
Nevada Power Co., 5.875%, 2015##                                                                        690,000             672,750
NorthWestern Corp., 5.875%, 2014##                                                                    1,245,000           1,238,552
PSEG Energy Holdings LLC, 8.625%, 2008                                                                1,850,000           1,951,750
Reliant Energy, Inc., 6.75%, 2014                                                                       520,000             484,900
Reliant Resources, Inc., 9.25%, 2010                                                                    435,000             465,450
Reliant Resources, Inc., 9.5%, 2013                                                                     635,000             690,563
Sierra Pacific Power Co., 6.25%, 2012                                                              $    585,000        $    593,775
Sierra Pacific Resources, 8.625%, 2014                                                                  890,000             947,850
TXU Corp., 5.55%, 2014##                                                                              2,160,000           2,049,432
Texas Genco LLC, 6.875%, 2014##                                                                       1,140,000           1,142,850
                                                                                                                       ------------
                                                                                                                       $ 32,607,468
                                                                                                                       ------------
Total Bonds (Identified Cost, $358,753,655)                                                                            $361,197,558
                                                                                                                       ------------

ISSUER                                                                                                SHARES               VALUE
STOCKS - 1.1%

APPAREL MANUFACTURERS - 0.1%
Sind Holdings, Inc.##*                                                                                    3,355        $    330,108
                                                                                                                       ------------
AUTOMOTIVE - 0.3%
Magna International, Inc., "A"                                                                           16,400        $  1,097,160
Oxford Automotive, Inc.*                                                                                     21                   0
                                                                                                                       ------------
                                                                                                                       $  1,097,160
                                                                                                                       ------------
BROADCAST & CABLE TV - 0.5%
NTL, Inc.*                                                                                               12,547        $    798,867
Telewest Global, Inc.*                                                                                   57,368           1,020,577
                                                                                                                       ------------
                                                                                                                       $  1,819,444
                                                                                                                       ------------
FOREST & PAPER PRODUCTS - 0%
Corporacion Durango S.A. de C.V.                                                                         60,684        $     65,196
                                                                                                                       ------------
PHARMACEUTICALS - 0.2%
Merck & Co., Inc.                                                                                        26,600        $    861,042
                                                                                                                       ------------
PRINTING & PUBLISHING - 0%
Golden Books Family Entertainment, Inc.*                                                                 17,708        $          0
                                                                                                                       ------------
SPECIALTY CHEMICALS - 0%
Sterling Chemicals, Inc.*                                                                                    74        $      3,034
                                                                                                                       ------------
TELEPHONE SERVICES - 0%
VersaTel Telecom International N.V.*                                                                     20,520        $     46,027
                                                                                                                       ------------
Total Stocks (Identified Cost, $5,687,555)                                                                             $  4,222,011
                                                                                                                       ------------

ISSUER                                                                                                SHARES               VALUE
PREFERRED STOCKS - 0.5%

CONSUMER GOODS & SERVICES - 0%
Renaissance Cosmetics, Inc., 14%*                                                                           852        $          0
                                                                                                                       ------------
PRINTING & PUBLISHING - 0.5%
PRIMEDIA, Inc., 8.625%                                                                                   20,165        $  1,935,840
                                                                                                                       ------------
REAL ESTATE - 0%
HRPT Properties Trust, 8.75%                                                                              1,225        $     32,744
                                                                                                                       ------------
TELEPHONE SERVICES - 0%
PTV, Inc., "A", 10%                                                                                          37        $        130
                                                                                                                       ------------
Total Preferred Stocks (Identified Cost, $2,022,305)                                                                   $  1,968,714
                                                                                                                       ------------
WARRANTS - 0%
Cybernet Internet Services, $22.278, 10/29/99 (Computer Software)*                                          800        $          0
GT Group Telecom, $0.00, 8/01/00 (Telephone Services)*                                                    2,900                   0
Knology, Inc., $0.10, 11/22/97 (Telecommunications - Wireline)*                                             525                   0
Loral Space & Communications Ltd., $0.14, 1/28/97 (Business Services) *                                   1,000                   5
Loral Space & Communications Ltd., $0.14, 1/28/97 (Business Services) *                                   1,100                   4
Nextel International, $36.45, 3/06/98 (Telcommunications - Wireless)*                                       850                   0
ONO Finance, $0.00, 5/31/09 (Broadcast & Cable TV)*                                                       3,185                   0
Pliant Corp., $0.01, 5/25/00 (Containers)## *                                                               660                   7
Renaissance Cosmetics, Inc., $0.01, 8/08/96 (Consumer Goods & Services)*                                    689                   0
Sterling Chemicals, Inc., $52.00, 12/31/02 (Specialty Chemicals) *                                          120                 204
Thermadyne Holdings Corp., $20.78, 5/29/03 (Machinery & Tools)*                                           6,594               1,649
XM Satellite Radio, Inc., $45.24, 9/16/00 (Broadcast & Cable TV) *                                        1,030              72,100
XO Communications, Inc., "A", $6.25, 5/27/03 (Telephone Services) *                                       1,302                 456
XO Communications, Inc., "B", $7.50, 5/27/03 (Telephone Services) *                                         976                 205
XO Communications, Inc., "C", $10.00, 5/27/03 (Telephone Services) *                                        976                 161
                                                                                                                       ------------
Total Warrants (Identified Cost, $527,649)                                                                             $     74,791
                                                                                                                       ------------

ISSUER                                                                                              PAR AMOUNT             VALUE
SHORT-TERM OBLIGATION - 2.3%
Edison Asset Securitization LLC, 2.84%, due 4/01/05, at Amortized Cost<                            $  8,727,000        $  8,727,000
                                                                                                                       ------------
Total Investments (Identified Cost, $375,718,164)                                                                      $376,190,074
                                                                                                                       ------------
OTHER ASSETS, LESS LIABILITIES - 2.1%                                                                                     8,120,342
                                                                                                                       ------------
NET ASSETS - 100.0%                                                                                                    $384,310,416
                                                                                                                       ------------

*   Non-income producing security.
**  Non-income producing security - in default.
#   Payment-in-kind security.
##  SEC Rule 144A restriction.
<   The rate shown represents an annualized yield at time of purchase.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below

            EUR = Euro

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE - HIGH YIELD SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 03/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $387,169,291
                                                ============
Gross unrealized appreciation                   $  9,255,419
Gross unrealized depreciation                    (20,234,636)
                                                ------------
  Net unrealized appreciation (depreciation)    $(10,979,217)
                                                ============

(2) FINANCIAL INSTRUMENTS

The series trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

HYS                                                                                    NET
                                                                                    UNREALIZED
                                  CONTRACTS TO      IN EXCHANGE     CONTRACTS      APPRECIATION
SETTLEMENT DATE                 DELIVER/RECEIVE         FOR          AT VALUE     (DEPRECIATION)
------------------------------------------------------------------------------------------------
SALES
 4/11/2005-4/25/2005     EUR       7,282,948         $9,383,643     $9,445,427      $  (61,784)
      5/6/2005           SEK         319,639         $   47,246     $   45,244      $    2,002
                                                     ----------     ----------      ----------
                                                     $9,430,889     $9,490,671      $  (59,782)
                                                     ==========     ==========      ==========

PURCHASES
04/11/2005-04/25/2005    EUR       1,533,924         $2,024,123     $1,989,459      $  (34,664)

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below.

            EUR = Euro
            SEK = Swedish Krona

At March 31, 2005, the series had sufficient cash and/or securities to cover any commitments under these contracts.


(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2005



                        International Value Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS   March 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - International Value Series

ISSUER                                                                                                SHARES               VALUE
STOCKS - 96.8%

AIRLINES - 1.2%
easyJet Airline Co. Ltd.*                                                                               207,070        $    843,426
Thai Airways International Public Co. Ltd.                                                              338,500             406,685
                                                                                                                       ------------
                                                                                                                       $  1,250,111
                                                                                                                       ------------
ALCOHOLIC BEVERAGES - 0.7%
Diageo PLC                                                                                               51,258        $    721,904
                                                                                                                       ------------
APPAREL MANUFACTURERS - 1.4%
Impact 21 Co. Ltd.^                                                                                      23,400        $    534,770
Sanyo Shokai Ltd.                                                                                       159,400             917,399
                                                                                                                       ------------
                                                                                                                       $  1,452,169
                                                                                                                       ------------
AUTOMOTIVE - 4.5%
Autoliv, Inc.^                                                                                           14,700        $    701,643
Bayerische Motoren Werke AG^                                                                             17,970             816,630
Compagnie Generale des Etablissements Michelin^                                                          10,200             670,498
PSA Peugeot Citroen S.A.^                                                                                14,900             946,997
Renault S.A.^                                                                                             8,400             750,391
Toyota Motor Corp.^                                                                                      20,300             755,534
                                                                                                                       ------------
                                                                                                                       $  4,641,693
                                                                                                                       ------------
BANKS & CREDIT COMPANIES - 14.0%
Acom Co. Ltd.^                                                                                            5,960        $    403,060
BNP Paribas^                                                                                             17,000           1,204,556
Close Brothers Group PLC                                                                                 18,880             276,238
Credit Agricole S.A.^                                                                                    63,563           1,728,189
DEPFA Bank PLC                                                                                           31,200             493,519
DNB Holding A.S.A.^                                                                                      63,360             646,785
Erste Bank der Oesterreichischen Sparkassen AG                                                            7,160             374,581
Grupo Financiero Inbursa S.A. de C.V.                                                                   160,100             313,908
Hana Bank                                                                                                18,400             507,336
Irish Life & Permanent PLC                                                                               39,460             700,917
JACCS Co. Ltd.                                                                                           58,000             401,978
Joyo Bank                                                                                                68,000             365,990
Kookmin Bank                                                                                              9,650             430,948
Krung Thai Bank PLC                                                                                   1,523,900             344,747
Krungthai Card PLC                                                                                      491,000             284,911
LIC Housing Finance Ltd.                                                                                 60,900             328,905
Nordea Bank AB^                                                                                         111,600           1,128,484
Promise Co. Ltd.^                                                                                         6,250             427,335
Royal Bank of Scotland Group PLC                                                                         51,971           1,652,275
Shinsei Bank Ltd.                                                                                        73,000             415,372
Takefuji Corp.^                                                                                          28,680           1,931,529
                                                                                                                       ------------
                                                                                                                       $ 14,361,563
                                                                                                                       ------------
BROADCAST & CABLE TV - 2.6%
Findexa Ltd.                                                                                             87,600        $    342,500
PagesJaunes S.A.                                                                                         39,900             979,810
Premiere AG*                                                                                              8,010             331,812
Tokyo Broadcasting System, Inc.                                                                          53,800           1,048,850
                                                                                                                       ------------
                                                                                                                       $  2,702,972
                                                                                                                       ------------
BROKERAGE & ASSET MANAGERS - 0.4%
ICAP PLC                                                                                                 83,900        $    434,794
                                                                                                                       ------------
BUSINESS SERVICES - 0.5%
PHS Group PLC                                                                                           323,400        $    528,123
                                                                                                                       ------------
CHEMICALS - 1.4%
Syngenta AG                                                                                              14,137        $  1,476,039
                                                                                                                       ------------
CONSTRUCTION - 3.2%
Corporacion GEO S.A. de C.V.*                                                                            96,100        $    207,781
Geberit AG                                                                                                  600             439,373
Italcementi S.p.A.                                                                                       84,900           1,031,422
Italcementi S.p.A. - Ordinary^                                                                           28,600             481,315
SANEF*                                                                                                    2,650             135,373
Sekisui Chemical Co. Ltd.                                                                               134,000             973,705
                                                                                                                       ------------
                                                                                                                       $  3,268,969
                                                                                                                       ------------
CONSUMER GOODS & SERVICES - 0.6%
Reckitt Benckiser PLC                                                                                    18,188        $    577,551
                                                                                                                       ------------
ELECTRICAL EQUIPMENT - 1.4%
Bodycote International PLC                                                                               94,100        $    307,337
Samsung SDI Co. Ltd.                                                                                      3,950             406,475
Schneider Electric S.A.^                                                                                  5,616             440,162
Vestas Wind Systems^                                                                                     17,200             248,447
                                                                                                                       ------------
                                                                                                                       $  1,402,421
                                                                                                                       ------------
ELECTRONICS - 3.0%
Barco, Inc.                                                                                               4,300        $    349,563
Brother Industries Ltd.^                                                                                 35,000             336,272
CANON, Inc.                                                                                              12,000             643,627
MediaTek, Inc.                                                                                           58,000             412,366
Samsung Electronics Co. Ltd., GDR                                                                         1,830             904,638
Seiko Epson Corp.                                                                                        10,400             386,101
                                                                                                                       ------------
                                                                                                                       $  3,032,567
                                                                                                                       ------------
ENERGY - INDEPENDENT - 3.1%
CNOOC Ltd.                                                                                            1,866,500        $  1,005,122
EnCana Corp.                                                                                             17,790           1,256,292
PTT Public Co.                                                                                           76,900             379,389
Santos Ltd.                                                                                              81,414             566,727
                                                                                                                       ------------
                                                                                                                       $  3,207,530
                                                                                                                       ------------
ENERGY - INTEGRATED - 7.2%
BP PLC, ADR                                                                                              31,436        $  1,961,606
LUKOIL, ADR                                                                                               2,300             311,650
MOL Magyar Olaj-es Gazipari Rt., GDR                                                                      5,200             420,160
Repsol YPF S.A.^                                                                                         28,100             743,963
Statoil A.S.A.                                                                                           70,000           1,191,865
TOTAL S.A., ADR                                                                                          23,820           2,792,419
                                                                                                                       ------------
                                                                                                                       $  7,421,663
                                                                                                                       ------------
FOOD & DRUG STORES - 2.2%
Carrefour S.A.^                                                                                          13,300        $    705,974
Lawson, Inc.                                                                                             16,200             595,383
William Morrison Supermarkets PLC                                                                       252,300             933,582
                                                                                                                       ------------
                                                                                                                       $  2,234,939
                                                                                                                       ------------
FOOD & NON-ALCOHOLIC BEVERAGES - 3.7%
CoolBrands International, Inc.*                                                                          53,900        $    398,764
Greencore Group PLC                                                                                      91,771             384,324
Nestle S.A.                                                                                               6,540           1,789,103
Unilever PLC                                                                                            119,130           1,176,256
                                                                                                                       ------------
                                                                                                                       $  3,748,447
                                                                                                                       ------------
FOREST & PAPER PRODUCTS - 0.5%
Abitibi-Consolidated, Inc.                                                                              109,500        $    506,882
                                                                                                                       ------------
FURNITURE & APPLIANCES - 0.4%
Indesit Co. S.p.A.                                                                                       23,400        $    358,003
                                                                                                                       ------------
GAMING & LODGING - 0.9%
OPAP S.A.                                                                                                14,800        $    432,519
Star Cruises Ltd.*                                                                                      549,000             142,740
William Hill Organization Ltd.                                                                           37,100             385,926
                                                                                                                       ------------
                                                                                                                       $    961,185
                                                                                                                       ------------
INSURANCE - 4.2%
Aviva PLC                                                                                                53,390        $    640,048
Benfield Group PLC                                                                                      157,520             756,094
Catlin Group Ltd.                                                                                        37,400             256,305
Hiscox PLC                                                                                              171,250             519,709
Jardine Lloyd Thompson Group PLC                                                                        113,300             819,234
Legal & General Group PLC                                                                               190,000             406,229
Riunione Adriatica di Sicurta S.p.A.                                                                     27,300             642,434
St. James's Place Capital PLC                                                                            67,200             310,824
                                                                                                                       ------------
                                                                                                                       $  4,350,877
                                                                                                                       ------------
LEISURE & TOYS - 2.0%
Heiwa Corp.                                                                                              39,800        $    675,677
Nintendo Co. Ltd.^                                                                                        7,800             851,266
Tamron Co. Ltd.^                                                                                         13,000             494,753
                                                                                                                       ------------
                                                                                                                       $  2,021,696
                                                                                                                       ------------
MACHINERY & TOOLS - 3.2%
Alfa Laval AB^                                                                                           23,800        $    390,445
ASSA ABLOY AB, "B"^                                                                                      41,100             581,256
Fanuc Ltd.                                                                                                9,700             607,127
Finning International, Inc.                                                                              10,900             296,253
Hyundai Mobis                                                                                             7,400             482,403
MINEBEA Co. Ltd.^                                                                                        89,000             381,885
Sandvik AB                                                                                               13,600             565,473
                                                                                                                       ------------
                                                                                                                       $  3,304,842
                                                                                                                       ------------
METALS & MINING - 1.0%
Anglo American PLC                                                                                       42,800        $  1,014,067
                                                                                                                       ------------
NATURAL GAS - DISTRIBUTION - 1.7%
Tokyo Gas Co. Ltd.^                                                                                     428,000        $  1,724,696
                                                                                                                       ------------
OIL SERVICES - 1.3%
Compagnie Generale de Geophysique S.A.^*                                                                  6,100        $    533,854
Fugro N.V.^                                                                                               5,103             464,133
Tenaris S.A., ADR                                                                                         6,000             369,060
                                                                                                                       ------------
                                                                                                                       $  1,367,047
                                                                                                                       ------------
PHARMACEUTICALS - 4.7%
AstraZeneca PLC                                                                                          23,330        $    918,773
Chugai Pharmaceutical Co. Ltd.^                                                                          45,300             695,948
Roche Holding AG^                                                                                         8,600             921,647
Sanofi-Aventis^                                                                                          10,325             870,816
Schering AG^                                                                                              8,940             593,003
Tanabe Seiyaku Co. Ltd.^                                                                                 82,000             816,902
                                                                                                                       ------------
                                                                                                                       $  4,817,089
                                                                                                                       ------------
PRINTING & PUBLISHING - 1.8%
Reed Elsevier PLC                                                                                        49,330        $    510,819
Yell Group PLC                                                                                          150,030           1,339,733
                                                                                                                       ------------
                                                                                                                       $  1,850,552
                                                                                                                       ------------
SPECIALTY CHEMICALS - 1.4%
British Vita PLC                                                                                         64,200        $    429,665
L'Air Liquide S.A.                                                                                        5,600           1,030,290
                                                                                                                       ------------
                                                                                                                       $  1,459,955
                                                                                                                       ------------
SPECIALTY STORES - 2.5%
EDION Corp.                                                                                              49,600        $    662,074
Grupo Elektra S.A. de C.V.                                                                               45,100             361,341
Lindex AB                                                                                                11,500             544,839
Matalan PLC                                                                                             127,400             567,022
NEXT PLC                                                                                                 13,300             399,736
                                                                                                                       ------------
                                                                                                                       $  2,535,012
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELESS - 4.3%
KDDI Corp.^                                                                                                 164        $    812,313
MobilCom AG^                                                                                             20,100             464,922
MobileOne Ltd.                                                                                          381,300             461,930
O2 PLC*                                                                                                 288,000             648,380
Vodafone Group PLC                                                                                      742,953           1,970,683
                                                                                                                       ------------
                                                                                                                       $  4,358,228
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELINE - 0.5%
AFK Sistema, GDR##*                                                                                      16,840        $    273,650
ZTE Corp.                                                                                                83,000             274,561
                                                                                                                       ------------
                                                                                                                       $    548,211
                                                                                                                       ------------
TELEPHONE SERVICES - 5.1%
Brasil Telecom Participacoes S.A., ADR^                                                                   7,100        $    231,815
Deutsche Telekom AG^                                                                                     62,200           1,241,939
Hanaro Telecom, Inc.*                                                                                    92,100             259,839
KT Freetel Co. Ltd.                                                                                      26,200             550,832
Royal KPN N.V.                                                                                          134,850           1,206,394
Telecom Corp. of New Zealand Ltd.                                                                       153,788             664,857
Telefonica S.A.                                                                                          63,431           1,105,325
                                                                                                                       ------------
                                                                                                                       $  5,261,001
                                                                                                                       ------------
TOBACCO - 2.6%
Altadis S.A.                                                                                              6,980        $    285,525
British American Tobacco PLC                                                                             57,300           1,009,288
Imperial Tobacco Group PLC                                                                               25,120             658,720
Swedish Match AB^                                                                                        57,700             705,858
                                                                                                                       ------------
                                                                                                                       $  2,659,391
                                                                                                                       ------------
TRUCKING - 2.1%
Singapore Post Ltd.                                                                                   1,501,400        $    777,574
TPG N.V.                                                                                                 49,500           1,408,733
                                                                                                                       ------------
                                                                                                                       $  2,186,307
                                                                                                                       ------------
UTILITIES - ELECTRIC POWER - 5.5%
Fortum Corp.^                                                                                            69,000        $  1,343,718
Iberdrola S.A.^                                                                                          24,400             638,411
Kelda Group PLC                                                                                          47,000             530,613
Severn Trent PLC                                                                                         29,300             506,137
Suez S.A.^                                                                                               41,900           1,127,796
Tohoku Electric Power Co., Inc.^                                                                         59,100           1,095,394
United Utilities PLC, "A"                                                                                46,000             391,230
                                                                                                                       ------------
                                                                                                                       $  5,633,299
                                                                                                                       ------------
Total Stocks (Identified Cost, $78,513,819)                                                                            $ 99,381,795
                                                                                                                       ------------

ISSUER                                                                                              PAR AMOUNT             VALUE
SHORT-TERM OBLIGATION - 3.4%
Societe Generale Time Deposit, 2.875%, due 4/01/05, at Amortized Cost                              $  3,516,000        $  3,516,000
                                                                                                                       ------------

ISSUER                                                                                                SHARES               VALUE
COLLATERAL FOR SECURITIES LOANED - 22.9%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                            23,458,425        $ 23,458,425
                                                                                                                       ------------
Total Investments ~ (Identified Cost, $105,488,244)                                                                    $126,356,220
                                                                                                                       ------------
OTHER ASSETS, LESS LIABILITIES - (23.1)%                                                                                (23,724,415)
                                                                                                                       ------------
NET ASSETS - 100.0%                                                                                                    $102,631,805
                                                                                                                       ------------

*   Non-income producing security.
##  SEC Rule 144A restriction.
~ As of March 31, 2005, the fund had one security representing $273,650 and 0.3% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
^   All or a portion of this security is on loan.

ADR = American Depository Receipt
GDR = Global Depository Receipt

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2005, are as follows:

Great Britain           23.8%
Japan                   18.5%
France                  13.6%
Switzerland              4.5%
Sweden                   4.5%
Germany                  3.8%
South Korea              3.5%
Netherlands              3.0%
Spain                    2.7%
Other                   22.1%

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - INTERNATIONAL VALUE SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED)

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $105,990,712
                                                ============
Gross unrealized appreciation                   $ 21,231,523
Gross unrealized depreciation                       (866,015)
                                                ------------
  Net unrealized appreciation (depreciation)    $ 20,365,508
                                                ============


(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2005



                        Money Market Series

    ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The portfolio is actively managed, and current holdings may be different.

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS   March 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Money Market Series

CERTIFICATES OF DEPOSIT - 10.2%

ISSUER                                                                                              PAR AMOUNT             VALUE
BNP Paribas NY Branch, 3.015%, due 6/29/05                                                         $ 15,295,000        $ 15,295,000
Credit Suisse First Boston NY, 2.79%, due 5/09/05                                                    14,000,000          14,000,000
Societe Generale, 2.78%, due 5/23/05                                                                 10,000,000          10,000,000
                                                                                                                       ------------
Total Certificates of Deposit, at Amortized Cost and Value                                                             $ 39,295,000
                                                                                                                       ------------
COMMERCIAL PAPER# - 84.4%
Abbey National North America LLC, 3%, due 7/08/05                                                  $ 11,000,000        $ 10,910,167
American Express Credit Corp., 2.74%, due 5/03/05                                                     4,400,000           4,389,284
Bank of America Corp., 2.62%, due 4/11/05                                                             8,000,000           7,994,178
Bank of America Corp., 2.81%, due 5/09/05                                                             6,390,000           6,371,047
Barton Capital LLC, 2.66%, due 4/06/05                                                                5,880,000           5,877,828
Barton Capital LLC, 2.81%, due 5/04/05                                                                9,485,000           9,460,568
Citibank Credit Card Issuance Trust, 2.63%, due 4/12/05                                               3,300,000           3,297,348
Citibank Credit Card Issuance Trust, 2.94%, due 6/02/05                                              12,060,000          11,998,936
Citicorp, 2.77%, due 4/18/05                                                                         14,457,000          14,438,089
Delaware Funding Co. LLC, 2.78%, due 4/05/05                                                          4,645,000           4,643,565
Dexia Delaware LLC, 3%, due 7/05/05                                                                  13,130,000          13,026,054
Dexia Group, 2.71%, due 4/18/05                                                                       2,288,000           2,285,072
Edison Asset Securitization LLC, 2.84%, due 4/01/05                                                  11,547,000          11,547,000
Edison Asset Securitization LLC, 2.73%, due 5/02/05                                                   1,105,000           1,102,402
FCAR Owner Trust, 2.74%, due 5/05/05                                                                 14,478,000          14,440,534
General Electric Capital Corp., 2.6%, due 4/11/05                                                     1,150,000           1,149,169
General Electric Capital Corp., 2.75%, due 5/18/05                                                   13,405,000          13,356,872
Govco, Inc., 2.63%, due 4/25/05                                                                      10,970,000          10,950,766
HBOS Treasury Services PLC, 2.79%, due 5/24/05                                                       14,515,000          14,455,380
ING America Insurance Holdings, Inc., 2.57%, due 4/05/05                                              4,495,000           4,493,716
ING America Insurance Holdings, Inc., 2.47%, due 4/14/05                                              9,900,000           9,891,170
Jupiter Securitization Corp., 2.7%, due 4/13/05                                                       3,782,000           3,778,596
Kitty Hawk Funding Corp., 2.78%, due 4/18/05                                                         14,400,000          14,381,096
MetLife Funding, Inc., 2.75%, due 5/20/05                                                             9,800,000           9,763,318
Nestle Capital Corp., 2.66%, due 5/03/05                                                              5,000,000           4,988,178
New Center Asset Trust, 2.63%, due 4/12/05                                                           14,970,000          14,957,970
Old Line Funding LLC, 2.68%, due 4/18/05                                                              2,799,000           2,795,458
Old Line Funding LLC, 2.7%, due 4/19/05                                                              11,625,000          11,609,306
Preferred Receivables Funding Corp., 2.63%, due 4/01/05                                              14,465,000          14,465,000
Ranger Funding Co. LLC, 2.78%, due 4/12/05                                                           14,400,000          14,387,768
SBC Communications, Inc., 2.93%, due 5/23/05                                                          5,470,000           5,446,850
SBC Communications, Inc., 2.99%, due 6/07/05                                                         10,000,000           9,944,353
Svenska Handelsbanken, Inc., 2.6%, due 4/07/05                                                       14,600,000          14,593,673
Thunder Bay Funding, LLC, 2.64%, due 4/15/05                                                         10,500,000          10,489,220
Thunder Bay Funding, LLC, 3%, due 6/23/05                                                             3,775,000           3,748,890
UBS Finance, Delaware LLC, 2.63%, due 4/18/05                                                        14,510,000          14,491,979
                                                                                                                       ------------
Total Commercial Paper, at Amortized Cost and Value                                                                    $325,920,800
                                                                                                                       ------------
EUROPEAN TIME DEPOSIT - 1.2%
Societe Generale Cayman, 2.875%, due 4/01/05, at Amortized Cost and Value                          $  4,686,000        $  4,686,000
                                                                                                                       ------------
U.S. GOVERNMENT AGENCY OBLIGATION# - 3.6%
Fannie Mae, 2.465%, due 4/20/05, at Amortized Cost and Value                                       $ 14,000,000        $ 13,981,786
                                                                                                                       ------------
Total Investments, at Amortized Cost and Value                                                                         $383,883,586
                                                                                                                       ------------
OTHER ASSETS, LESS LIABILITIES - 0.6%                                                                                     2,150,770

NET ASSETS - 100.0%                                                                                                    $386,034,356
                                                                                                                       ------------

    The rates shown within this security type represent annualized yields

#   at time of purchase.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.


(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2005



                        Strategic Income Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS   March 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Strategic Income Series

ISSUER                                                                                              PAR AMOUNT             VALUE
BONDS - 95.8%

ADVERTISING & BROADCASTING - 3.0%
Allbritton Communications Co., 7.75%, 2012                                                         $    300,000        $    295,500
Echostar DBS Corp., 6.375%, 2011                                                                        215,000             210,700
Emmis Operating Co., 6.875%, 2012                                                                       110,000             107,800
Granite Broadcasting Corp., 9.75%, 2010                                                                 440,000             409,200
Innova S. de R.L., 9.375%, 2013                                                                         100,000             110,750
Intelsat Ltd., 8.625%, 2015##                                                                           230,000             234,600
Lamar Media Corp., 7.25%, 2013                                                                          200,000             208,000
News America Holdings, 8.5%, 2025                                                                       125,000             155,020
Panamsat Holding Corp., 0% to 2009, 10.375 to 2014##                                                    290,000             188,500
Paxson Communications Corp., 0% to 2006, 12.25% to 2009                                                 360,000             334,800
Spanish Broadcasting System, Inc., 9.625%, 2009                                                         375,000             392,813
                                                                                                                       ------------
                                                                                                                       $  2,647,683
                                                                                                                       ------------
AEROSPACE - 0.2%
K&F Acquisition, Inc., 7.75%, 2014##                                                               $     15,000        $     14,550
TransDigm Holding Co., 8.375%, 2011                                                                     150,000             153,938
                                                                                                                       ------------
                                                                                                                       $    168,488
                                                                                                                       ------------
AIRLINES - 0.2%
Continental Airlines, Inc., 7.568%, 2006                                                           $     90,000        $     71,650
Continental Airlines, Inc., 7.566%, 2020                                                                174,921             147,081
                                                                                                                       ------------
                                                                                                                       $    218,731
                                                                                                                       ------------
APPAREL MANUFACTURERS - 0.1%
Levi Strauss & Co., 12.25%, 2012                                                                   $    105,000        $    114,450
                                                                                                                       ------------
ASSET BACKED & SECURITIZED - 8.5%
ARCap, Inc., 6.0996%, 2045##                                                                       $    200,000        $    180,060
Anthracite CDO Ltd., 6%, 2037##                                                                         200,000             175,360
Asset Securitization Corp., 7.4362%, 2026                                                               215,000             220,874
Asset Securitization Corp., 7.9262%, 2029##                                                             185,000             159,938
Chase Commercial Mortgage Securities Corp., 6.6%, 2012                                                  360,000             367,364
Commercial Mortgage Acceptance Corp., 5.44%, 2030##                                                     630,000             626,525
Countrywide Asset-Backed Certificates, 4.575%, 2035                                                      38,000              38,000
Credit Suisse First Boston Mortgage Securities Corp., 6.78%, 2009                                       650,000             695,042
Credit Suisse First Boston Mortgage Securities Corp., 6.38%, 2035                                       360,000             386,546
Crest Ltd., 7%, 2040##                                                                                  270,000             255,909
DLJ Commercial Mortgage Corp., 0.6001%, 2005^^                                                       14,500,000                  --
DLJ Commercial Mortgage Corp., 6.04%, 2031                                                              265,000             260,350
DLJ Commercial Mortgage Corp., 7.6142%, 2032                                                            565,000             624,184
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                                   250,000             230,054
Falcon Franchise Loan LLC, 3.1071%, 2023##^^                                                            835,841             106,267
Falcon Franchise Loan LLC, 3.7884%, 2025^^                                                              930,820             161,777
First Union-Lehman Brothers Bank of America, 0.7035%, 2028^^                                          9,480,161             201,794
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029##                                       150,000             162,799
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                                  350,000             328,105
Morgan Stanley Capital I, Inc., 7.18%, 2009                                                             180,000             191,032
Morgan Stanley Capital I, Inc., 6.86%, 2010                                                             250,000             258,246
Morgan Stanley Capital I, Inc., 1.5009%, 2014##^^                                                     2,662,489             226,312
Mortgage Capital Funding, Inc., 7.214%, 2007                                                            250,000             258,184
Nationslink Funding Corp., 5%, 2009                                                                     265,000             265,279
Prudential Securities Secured Financing Corp., 7.2254%, 2013##                                          411,000             442,183
Salomon Brothers Mortgage Securities, Inc., 7.1438%, 2012                                               530,129             589,244
                                                                                                                       ------------
                                                                                                                       $  7,411,428
                                                                                                                       ------------
AUTOMOTIVE - 1.4%
Affinia Group, Inc., 9%, 2014##                                                                    $     25,000        $     23,125
General Motors Acceptance Corp., 5.125%, 2008                                                           280,000             259,242
General Motors Corp., 8.375%, 2033                                                                      657,000             562,216
TRW Automotive, Inc., 9.375%, 2013                                                                       76,000              81,700
TRW Automotive, Inc., 11%, 2013                                                                          52,000              58,240
Tenneco Automotive, Inc., 10.25%, 2013                                                                  230,000             256,450
                                                                                                                       ------------
                                                                                                                       $  1,240,973
                                                                                                                       ------------
BANKS & CREDIT COMPANIES - 3.0%
Banco Mercantil del Norte S.A., 5.875%, 2014##                                                     $    568,000        $    569,420
Bosphorusfinl Services Ltd., 4.83%, 2012                                                                200,000             193,000
Chuo Mitsui Trust & Banking Co., 5.506%, 2049##                                                         195,000             186,453
Kazkommerts International B.V., 10.125%, 2007                                                           221,000             239,233
Kazkommerts International B.V., 10.125%, 2007##                                                         100,000             108,250
Kazkommerts International B.V., 8.5%, 2013##                                                             37,000              37,185
Mizuho Financial Group, Inc., 4.75%, 2014##                                             EUR             236,000             319,928
RBS Capital Trust II, 6.425% to 2034, 5.0625% to 2049                                                   128,000             136,752
Turanalem Finance B.V., 8%, 2014##                                                                      290,000             281,300
UniCredito Italiano Capital Trust II, 9.2% to 2010, 6.47% to 2049##                                     440,000             523,350
                                                                                                                       ------------
                                                                                                                       $  2,594,871
                                                                                                                       ------------
BASIC INDUSTRY - 0.1%
Trimas Corp., 9.875%, 2012                                                                         $     70,000        $     71,400
                                                                                                                       ------------
BROADCAST & CABLE TV - 2.5%
CSC Holdings, Inc., 8.125%, 2009                                                                   $    398,000        $    419,890
Charter Communications, Inc., 8.625%, 2009                                                              405,000             312,862
Charter Communications, Inc., 8.375%, 2014##                                                            275,000             276,375
Continental Cablevision, Inc., 9.5%, 2013                                                               322,000             342,937
Mediacom Broadband LLC, 9.5%, 2013                                                                      100,000              99,750
Mediacom Broadband LLC, 11%, 2013                                                                       105,000             112,350
Rogers Cable, Inc., 5.5%, 2014                                                                          297,000             272,498
TCI Communications, Inc., 9.8%, 2012                                                                    245,000             307,093
                                                                                                                       ------------
                                                                                                                       $  2,143,755
                                                                                                                       ------------
BUILDING - 0.8%
American Standard Cos., Inc., 7.625%, 2010                                                         $    225,000        $    250,497
Building Materials Corp. of America, 7.75%, 2014##                                                      130,000             130,000
Jacuzzi Brands, Inc., 9.625%, 2010                                                                       75,000              82,500
Nortek, Inc., 8.5%, 2014                                                                                165,000             159,225
NTK Holdings, Inc., 0% to 2009, 10.75% to 2014                                                          195,000             103,838
                                                                                                                       ------------
                                                                                                                       $    726,060
                                                                                                                       ------------
BUSINESS SERVICES - 1.3%
Iron Mountain, Inc., 8.625%, 2013                                                                  $    330,000        $    333,300
Iron Mountain, Inc., 7.75%, 2015                                                                        150,000             148,125
Lucent Technologies, Inc., 5.5%, 2008                                                                   280,000             273,700
Xerox Corp., 7.625%, 2013                                                                               375,000             391,875
                                                                                                                       ------------
                                                                                                                       $  1,147,000
                                                                                                                       ------------
CHEMICALS - 2.5%
Acetex Corp., 10.875%, 2009                                                                        $    250,000        $    266,250
BCP Caylux Holdings Luxembourg S.A., 9.625%, 2014##                                                     205,000             233,700
Equistar Chemicals LP, 10.625%, 2011                                                                    190,000             213,275
Huntsman International LLC, 10.125%, 2009                                                               118,000             122,720
IMC Global, Inc., 10.875%, 2013                                                                         260,000             310,700
Kronos International, Inc., 8.875%, 2009                                                EUR              15,000              20,615
Lyondell Chemical Co., 9.625%, 2007                                                                     200,000             214,500
Lyondell Chemical Co., 11.125%, 2012                                                                    140,000             161,000
Nalco Co., 7.75%, 2011                                                                                  105,000             109,200
Nova Chemicals Corp., 6.5%, 2012                                                                        235,000             240,875
Rhodia S.A., 8.875%, 2011                                                                               290,000             282,025
                                                                                                                       ------------
                                                                                                                       $  2,174,860
                                                                                                                       ------------
CONGLOMERATES - 0.1%
Invensys PLC, 9.875%, 2011##                                                                       $     85,000        $     88,188
                                                                                                                       ------------
CONSTRUCTION - 0.2%
D.R. Horton, Inc., 8%, 2009                                                                        $    185,000        $    198,895
                                                                                                                       ------------
CONSUMER GOODS & SERVICES - 0.2%
Remington Arms Co., Inc., 10.5%, 2011                                                              $    215,000        $    211,775
                                                                                                                       ------------
CONTAINERS - 1.4%
Crown European Holdings S.A., 9.5%, 2011                                                           $    275,000        $    301,812
Crown European Holdings S.A., 10.875%, 2013                                                             200,000             232,000
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                                      160,000             170,800
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                       290,000             306,675
Pliant Corp., 13%, 2010                                                                                 205,000             173,225
                                                                                                                       ------------
                                                                                                                       $  1,184,512
                                                                                                                       ------------
DEFENSE ELECTRONICS - 0.4%
L-3 Communications Holdings, Inc., 6.125%, 2014                                                    $    385,000        $    379,225
                                                                                                                       ------------
ELECTRONICS - 0.3%
Flextronics International Ltd., 6.5%, 2013                                                         $    235,000        $    233,237
                                                                                                                       ------------
EMERGING MARKET QUASI-SOVEREIGN - 2.4%
Gazprom OAO, 9.625%, 2013                                                                          $    320,000        $    364,800
Gazprom OAO, 8.625%, 2034##                                                                             221,000             245,862
Pemex Project Funding Master Trust, 8.625%, 2022                                                        417,000             473,816
Pemex Project Funding Master Trust, 9.5%, 2027##                                                        384,000             470,400
Petroliam Nasional Berhad, 7.75%, 2015                                                                  190,000             223,350
Petronas Capital Ltd., 7.875%, 2022##                                                                   236,000             283,171
                                                                                                                       ------------
                                                                                                                       $  2,061,399
                                                                                                                       ------------
EMERGING MARKET SOVEREIGN - 9.3%
Federal Republic of Brazil, 8%, 2014                                                               $  1,622,173        $  1,607,979
Federal Republic of Brazil, 8.875%, 2019                                                                805,000             783,265
Federal Republic of Brazil, 3.0625%, 2024                                                               216,000             194,940
Republic of Argentina, 3.01%, 2012                                                                      625,000             529,375
Republic of Colombia, 11.75%, 2020                                                                      239,000             284,410
Republic of Panama, 9.375%, 2023 - 2029                                                                 738,000             837,100
Republic of Panama, 8.875%, 2027                                                                        120,000             129,000
Republic of Peru, 9.875%, 2015                                                                          263,000             303,765
Republic of Peru, 8.75%, 2033                                                                           221,000             229,840
Republic of South Africa, 9.125%, 2009                                                                   75,000              85,406
Republic of South Africa, 8.5%, 2017                                                                    513,000             616,883
Russian Federation, 3%, 2008 - 2011                                                                     736,000             654,362
Russian Federation, 11%, 2018                                                                           314,000             433,979
Russian Federation, 5%, 2030                                                                            322,000             329,889
State of Qatar, 9.75%, 2030                                                                             394,000             568,345
United Mexican States, 6.625%, 2015                                                                      24,000              25,008
United Mexican States, 8%, 2022                                                                         141,000             160,035
United Mexican States, 7.5%, 2033                                                                       366,000             387,960
                                                                                                                       ------------
                                                                                                                       $  8,161,541
                                                                                                                       ------------
ENERGY - INDEPENDENT - 1.6%
Chesapeake Energy Corp., 8.125%, 2011##                                                            $    215,000        $    227,900
Chesapeake Energy Corp., 7.5%, 2014                                                                     240,000             253,800
Chesapeake Energy Corp., 6.375%, 2015##                                                                  45,000              44,437
Encore Acquisition Co., 6.25%, 2014                                                                     165,000             165,000
Kerr-McGee Corp., 6.95%, 2024                                                                           321,000             329,561
Newfield Exploration Co., 6.625%, 2014##                                                                165,000             167,063
Plains Exploration & Production Co., 7.125%, 2014                                                       165,000             172,425
                                                                                                                       ------------
                                                                                                                       $  1,360,186
                                                                                                                       ------------
ENERGY - INTEGRATED - 0.3%
Siberian Oil Co., 10.75%, 2009                                                                     $     70,000        $     77,700
Tyumen Oil Co., 11%, 2007                                                                               137,000             152,755
                                                                                                                       ------------
                                                                                                                       $    230,455
                                                                                                                       ------------
ENTERTAINMENT - 1.2%
AMC Entertainment, Inc., 9.5%, 2011                                                                $    223,000        $    228,575
Liberty Media Corp., 5.7%, 2013                                                                         251,000             236,575
Loews Cineplex Entertainment Corp., 9%, 2014##                                                          140,000             139,300
Six Flags, Inc., 9.75%, 2013                                                                            235,000             219,138
Turner Broadcasting System, Inc., 8.375%, 2013                                                          185,000             220,293
                                                                                                                       ------------
                                                                                                                       $  1,043,881
                                                                                                                       ------------
FOOD & NON-ALCOHOLIC BEVERAGES - 1.0%
Burns, Philp & Co. Ltd., 9.75%, 2012                                                               $    405,000        $    441,450
Michael Foods, Inc., 8%, 2013                                                                           195,000             202,800
Seminis Vegetable Seeds, Inc., 10.25%, 2013                                                              55,000              64,900
Tyson Foods, Inc., 8.25%, 2011                                                                          180,000             208,777
                                                                                                                       ------------
                                                                                                                       $    917,927
                                                                                                                       ------------
FOREST & PAPER PRODUCTS - 2.0%
Buckeye Technologies, Inc., 8.5%, 2013                                                             $    255,000        $    267,750
Georgia-Pacific Corp., 9.375%, 2013                                                                     500,000             558,750
Graphic Packaging International, Inc., 8.5%, 2011                                                       190,000             199,500
JSG Funding PLC, 7.75%, 2015##                                                          EUR             220,000             259,569
MDP Acquisitions PLC, 9.625%, 2012                                                                      195,000             209,625
Stone Container Corp., 7.375%, 2014                                                                     220,000             217,800
                                                                                                                       ------------
                                                                                                                       $  1,712,994
                                                                                                                       ------------
GAMING & LODGING - 2.1%
Host Marriott LP, 7.125%, 2013                                                                     $    220,000        $    218,350
Host Marriott LP, 6.375%, 2015                                                                          125,000             119,375
MGM Mirage, Inc., 8.375%, 2011                                                                          450,000             486,000
Pinnacle Entertainment, Inc., 8.75%, 2013                                                               275,000             284,625
Royal Caribbean Cruises Ltd., 8%, 2010                                                                  230,000             252,713
Scientific Games Corp., 6.25%, 2012##                                                                   185,000             184,075
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                                 250,000             273,125
                                                                                                                       ------------
                                                                                                                       $  1,818,263
                                                                                                                       ------------
INDUSTRIAL - 1.1%
Amsted Industries, Inc., 10.25%, 2011##                                                            $    280,000        $    305,200
JohnsonDiversey Holding, Inc., "B", 9.625%, 2012                                                        200,000             215,000
JohnsonDiversey Holding, Inc., 0% to 2007, 10.67% to 2013                                               225,000             193,500
Williams Scotsman, Inc., 9.875%, 2007                                                                   225,000             223,875
Williams Scotsman, Inc., 10%, 2008                                                                       30,000              32,100
                                                                                                                       ------------
                                                                                                                       $    969,675
                                                                                                                       ------------
INSURANCE - PROPERTY & CASUALTY - 0.4%
Allianz AG, 5.5%, 2049                                                                  EUR             248,000        $    346,558
                                                                                                                       ------------
INTERNATIONAL MARKET SOVEREIGN - 16.8%
Canada Housing Trust, 4.65%, 2009                                                       CAD              90,000        $     76,743
Commonwealth of Australia, 6%, 2017                                                     AUD             274,000             217,150
Federal Republic of Germany, 4%, 2007                                                   EUR             399,000             531,383
Federal Republic of Germany, 3.5%, 2008                                                 EUR           1,307,000           1,732,710
Federal Republic of Germany, 3.75%, 2015                                                EUR             255,000             334,059
Federal Republic of Germany, 6.25%, 2030                                                EUR             120,000             207,390
Government of Canada, 5.5%, 2010                                                        CAD             269,000             238,868
Government of Canada, 5.25%, 2012                                                       CAD             200,000             176,344
Government of Canada, 8%, 2023                                                          CAD              33,000              38,235
Government of New Zealand, 7%, 2009                                                     NZD             204,000             149,158
Government of New Zealand, 6.5%, 2013                                                   NZD           1,326,000             962,197
Kingdom of Belgium, 3.75%, 2009                                                         EUR             181,000             242,081
Kingdom of Belgium, 5%, 2012                                                            EUR             195,000             279,291
Kingdom of Netherlands, 5.75%, 2007                                                     EUR             504,000             692,357
Kingdom of Netherlands, 3.75%, 2009                                                     EUR             680,000             909,535
Kingdom of Spain, 6%, 2008                                                              EUR             342,000             483,345
Kingdom of Spain, 5.35%, 2011                                                           EUR             712,000           1,034,533
Republic of Austria, 5.5%, 2007                                                         EUR             207,000             287,138
Republic of Austria, 5%, 2012                                                           EUR             373,000             533,268
Republic of Austria, 4.65%, 2018                                                        EUR              53,000              74,336
Republic of Finland, 2.75%, 2006                                                        EUR             585,000             762,289
Republic of Finland, 5.375%, 2013                                                       EUR             318,000             467,859
Republic of France, 4.75%, 2007                                                         EUR             439,000             596,211
Republic of France, 4%, 2009                                                            EUR             408,000             551,663
Republic of France, 6%, 2025                                                            EUR              46,000              75,782
Republic of Ireland, 4.25%, 2007                                                        EUR           1,066,000           1,438,085
Republic of Ireland, 4.6%, 2016                                                         EUR             112,000             157,251
United Kingdom Treasury, 7.25%, 2007                                                    GBP             104,000             209,025
United Kingdom Treasury, 5.75%, 2009                                                    GBP             214,000             422,231
United Kingdom Treasury, 8%, 2015                                                       GBP             321,000             774,113
                                                                                                                       ------------
                                                                                                                       $ 14,654,630
                                                                                                                       ------------
MACHINERY & TOOLS - 1.7%
AGCO Corp., 9.5%, 2008                                                                             $    250,000        $    261,875
Case New Holland, Inc., 9.25%, 2011##                                                                   165,000             175,725
Manitowoc Co., Inc., 10.5%, 2012                                                                        120,000             136,200
Terex Corp., 9.25%, 2011                                                                                125,000             136,250
Terex Corp., 10.375%, 2011                                                                              180,000             195,750
Terex Corp., 7.375%, 2014                                                                               140,000             142,800
United Rentals, Inc., 6.5%, 2012                                                                        470,000             457,075
                                                                                                                       ------------
                                                                                                                       $  1,505,675
                                                                                                                       ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.4%
Baxter International, Inc., 9.5%, 2008                                                             $    164,000        $    184,774
Davita, Inc., 6.625%, 2013                                                                               65,000              64,350
Fisher Scientific International, Inc., 8.125%, 2012                                                     122,000             132,370
                                                                                                                       ------------
                                                                                                                       $    381,494
                                                                                                                       ------------
METALS & MINING - 1.0%
Century Aluminum Co., 7.5%, 2014##                                                                 $     35,000        $     35,350
Foundation PA Coal Co., 7.25%, 2014                                                                      30,000              30,450
International Steel Group, Inc., 6.5%, 2014                                                             222,000             226,440
Peabody Energy Corp., 6.875%, 2013                                                                      210,000             216,300
Phelps Dodge Corp., 8.75%, 2011                                                                         181,000             216,739
U.S. Steel Corp., 9.75%, 2010                                                                           130,000             143,975
                                                                                                                       ------------
                                                                                                                       $    869,254
                                                                                                                       ------------
MORTGAGE BACKED - 5.6%
Fannie Mae, 3.25%, 2006                                                                            $    450,000        $    446,493
Fannie Mae, 5.5%, 2018 - 2034                                                                         3,076,256        $  3,114,302
Fannie Mae, 6.5%, 2032                                                                                  498,323             518,104
Fannie Mae, 5%, 2034                                                                                    833,762             817,504
                                                                                                                       ------------
                                                                                                                       $  4,896,403
                                                                                                                       ------------
NATURAL GAS - DISTRIBUTION - 0.1%
AmeriGas Partners LP, 8.875%, 2011                                                                 $    120,000        $    127,200
                                                                                                                       ------------
NATURAL GAS - PIPELINE - 2.3%
ANR Pipeline Co., 8.875%, 2010                                                                     $     60,000        $     64,885
CenterPoint Energy Resources Corp., 7.875%, 2013                                                        448,000             519,304
El Paso Energy Corp., 7%, 2011                                                                          140,000             134,400
El Paso Energy Corp., 7.75%, 2013                                                                       265,000             268,312
Enterprise Products Operating LP, 6.375%, 2013                                                          200,000             209,651
Magellan Midstream Partners LP, 5.65%, 2016                                                              41,000              40,828
Southern Natural Gas Co., Inc., 8.875%, 2010                                                            310,000             336,133
Williams Cos., Inc., 7.125%, 2011                                                                       440,000             459,250
                                                                                                                       ------------
                                                                                                                       $  2,032,763
                                                                                                                       ------------
OIL SERVICES - 0.3%
Petroleum Geo-Services A.S.A., 10%, 2010                                                           $    250,000        $    280,625
                                                                                                                       ------------
POLLUTION CONTROL - 0.1%
Allied Waste North America, Inc., 7.875%, 2013                                                     $    130,000        $    129,675
                                                                                                                       ------------
PRINTING & PUBLISHING - 1.6%
Cenveo, Inc. 9.625%, 2012                                                                          $    295,000             314,175
Dex Media East LLC, 9.875%, 2009                                                                        245,000        $    269,500
Dex Media West LLC, 9.875%, 2013                                                                        283,000             315,545
Lighthouse International Co. S.A., 8%, 2014##                                           EUR             155,000             202,975
MediaNews Group, Inc., 6.875%, 2013                                                                     265,000             259,700
                                                                                                                       ------------
                                                                                                                       $  1,361,895
                                                                                                                       ------------
RESTAURANTS - 0.2%
YUM! Brands, Inc., 8.875%, 2011                                                                    $    117,000        $    140,186
                                                                                                                       ------------
RETAILERS - 1.0%
Couche-Tard, Inc., 7.5%, 2013                                                                      $    230,000        $    241,500
J.C. Penney Co., Inc., 7.4%, 2037                                                                       137,000             117,820
Limited Brands, Inc., 5.25%, 2014                                                                       276,000             262,233
Rite Aid Corp., 9.25%, 2013                                                                             265,000             263,675
                                                                                                                       ------------
                                                                                                                       $    885,228
                                                                                                                       ------------
SUPERMARKETS - 0.4%
Roundy's, Inc., 8.875%, 2012                                                                       $    300,000        $    321,000
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELESS - 2.8%
Alamosa Holdings, Inc., 11%, 2010                                                                  $    184,000        $    209,300
American Tower Corp., 7.125%, 2012                                                                      165,000             164,175
American Tower Escrow Corp., 0%, 2008                                                                   300,000             225,000
Centennial Communications Corp., 10.125%, 2013                                                          270,000             298,350
Crown Castle International Corp., 7.5%, 2013                                                            150,000             164,625
Dolphin Telecom PLC, 14%, 2009**                                                                        400,000                   0
Mobile TeleSystems OJSC, 8.375%, 2010##                                                                  58,000              59,305
Nextel Communications, Inc., 5.95%, 2014                                                                325,000             323,375
Nextel Communications, Inc., 7.375%, 2015                                                                55,000              58,094
Rogers Wireless, Inc., 7.5%, 2015                                                                       250,000             258,125
Rural Cellular Corp., 9.875%, 2010                                                                      255,000             256,275
U.S. Unwired, Inc., 10%, 2012                                                                           105,000             116,288
Ubiquitel Operating Co., 9.875%, 2011                                                                   110,000             121,275
Vimpel-Communications, 10.45%, 2005##                                                                   200,000             200,250
                                                                                                                       ------------
                                                                                                                       $  2,454,437
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELINE - 1.9%
Citizens Communications Co., 9.25%, 2011                                                           $    382,000        $    418,290
Deutsche Telekom International Finance B.V., 8.75%, 2030                                                137,000             179,175
Eircom Funding PLC, 8.25%, 2013                                                                         165,000             179,437
MCI, Inc., 8.735%, 2014                                                                                 155,000             170,500
Qwest Services Corp., 14%, 2010##                                                                       260,000             300,950
Telecom Italia S.p.A., 5.625%, 2007                                                     EUR             235,000             319,924
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                    $    130,000             124,800
                                                                                                                       ------------
                                                                                                                       $  1,693,076
                                                                                                                       ------------
TOBACCO - 0.3%
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                                  $    266,000        $    272,650
                                                                                                                       ------------
U.S. GOVERNMENT AGENCIES - 2.1%
Small Business Administration, 4.34%, 2024                                                              243,686             233,472
Small Business Administration, 4.77%, 2024                                                              330,726             325,827
Small Business Administration, 5.18%, 2024                                                              617,906             622,605
Small Business Administration, 4.625%, 2025                                                             225,000             218,478
Small Business Administration, 4.86%, 2025                                                              400,000             394,566
                                                                                                                       ------------
                                                                                                                       $  1,794,948
                                                                                                                       ------------
U.S. TREASURY OBLIGATIONS - 4.3%
U.S. Treasury Notes, 5.75%, 2005###                                                                $    367,000        $    372,577
U.S. Treasury Notes, 3.25%, 2008                                                                      1,700,000           1,659,095
U.S. Treasury Notes, 3%, 2012                                                                           207,868             228,777
U.S. Treasury Notes, 2%, 2014                                                                           980,260           1,001,262
U.S. Treasury Notes, 1.625%, 2015                                                                       219,703             216,459
U.S. Treasury Notes, 4%, 2015                                                                           277,000             266,136
                                                                                                                       ------------
                                                                                                                       $  3,744,306
                                                                                                                       ------------
UTILITIES - ELECTRIC POWER - 5.3%
AES Corp., 9%, 2015##                                                                              $    360,000        $    396,000
Allegheny Energy Supply Co. LLC, 8.25%, 2012##                                                          350,000             371,000
Beaver Valley Funding Corp., 9%, 2017                                                                   424,000             495,105
CMS Energy Corp., 8.5%, 2011                                                                            300,000             324,000
Calpine Corp., 8.75%, 2013##                                                                            170,000             128,350
DPL, Inc., 6.875%, 2011                                                                                 113,000             120,059
Duke Capital Corp., 8%, 2019                                                                            164,000             194,564
Dynegy Holdings, Inc., 9.875%, 2010##                                                                   190,000             203,537
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                      167,000             187,209
Enersis S.A., 7.375%, 2014                                                                              210,000             218,612
MSW Energy Holdings LLC, 7.375%, 2010                                                                   165,000             167,475
Midland Funding II, 13.25%, 2006                                                                         75,000              80,764
NRG Energy, Inc., 8%, 2013##                                                                            409,000             432,518
NorthWestern Corp., 5.875%, 2014##                                                                      165,000             164,145
Reliant Energy, Inc., 8.125%, 2005                                                                       87,000              88,166
Reliant Resources, Inc., 9.25%, 2010                                                                    180,000             192,600
TXU Corp., 6.5%, 2024##                                                                                 542,000             517,940
Texas Genco LLC, 6.875%, 2014##                                                                         325,000             325,813
                                                                                                                       ------------
                                                                                                                       $  4,607,857
                                                                                                                       ------------
Total Bonds (Identified Cost, $81,505,931)                                                                             $ 83,731,712
                                                                                                                       ------------

ISSUER                                                                                                SHARES               VALUE
CONVERTIBLE PREFERRED STOCKS - 0.2%

AUTOMOTIVE - 0.2%
Ford Motor Co. Capital Trust II, 6.5% (Identified Cost, $175,786)                                         3,353        $    152,025
                                                                                                                       ------------
PREFERRED STOCKS - 0%

REAL ESTATE - 0%
HRPT Properties Trust, 8.75% (Identified Cost, $17,094)                                                     625        $     16,706
                                                                                                                       ------------

ISSUER                                                                                              PAR AMOUNT             VALUE

CONVERTIBLE BONDS - 0.1%

TELECOMMUNICATIONS - WIRELESS - 0.1%
Nextel Communications, Inc., 5.25%, 2010 (Identified Cost, $95,805)                                $    100,000        $    102,500
                                                                                                                       ------------
SHORT-TERM OBLIGATION - 1.4%
General Electric Capital Corp., 2.84%, due 4/01/05, at Amortized Cost                              $  1,223,000        $  1,223,000
                                                                                                                       ------------
Total Investments (Identified Cost, $83,017,616)                                                                       $ 85,225,943
                                                                                                                       ------------
OTHER ASSETS, LESS LIABILITIES - 2.5%                                                                                     2,197,572
                                                                                                                       ------------
NET ASSETS - 100.0%                                                                                                    $ 87,423,515
                                                                                                                       ------------

**  Non-income producing security - in default.
^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
##  SEC Rule 144A restriction.
### Security segregated as collateral for open futures contracts.
~ As of March 31, 2005, the fund had one security representing $0 and 0.00% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below

            AUD = Australian Dollar
            CAD = Canadian Dollar
            CHF = Swiss Franc
            DKK = Danish Krone
            EUR = Euro
            GBP = British Pound
            NOK = Norwegian Krone
            NZD = New Zealand Dollar
            SEK = Swedish Krona

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2005, are as follows:

United States           61.6%
Germany                  4.2%
Brazil                   3.1%
Russia                   2.9%
Ireland                  2.6%
Mexico                   2.5%
United Kingdom           2.5%
Netherlands              1.9%
France                   1.8%
Other                   16.9%

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - STRATEGIC INCOME SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 03/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $83,365,397
                                                ===========
Gross unrealized appreciation                   $ 3,006,912
Gross unrealized depreciation                    (1,146,366)
                                                -----------
  Net unrealized appreciation (depreciation)    $ 1,860,546
                                                ===========

(2) Financial Instruments

The series trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, and futures contracts. The notional or contractual amounts of these instruments represent the investment the series has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts
Sales and purchases in the table below are netted by currency.

SIS                                                                                           NET UNREALIZED
                                      CONTRACTS TO                            CONTRACTS        APPRECIATION
SETTLEMENT DATE                      DELIVER/RECEIVE     IN EXCHANGE FOR       AT VALUE       (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
SALES
      4/11/2005              AUD          322,044           $   246,566      $   248,868       $    (2,302)
4/11/2005 - 04/25/2005       EUR        7,879,025            10,171,471       10,218,653           (47,182)
       5/9/2005              GBP          739,726             1,408,438        1,393,675            14,763
      4/11/2005              NZD        1,566,772             1,086,924        1,116,379           (29,455)
                                                            -----------      -----------       -----------
                                                            $12,913,399      $12,977,575       $   (64,176)
                                                            ===========      ===========       ===========

PURCHASES
      4/11/2005              AUD          197,570           $   155,007      $   152,678       $    (2,329)
      4/11/2005              CHF          561,641               462,637          469,803             7,166
      4/11/2005              DKK           81,234                13,971           14,140               169
4/11/2005 - 04/25/2005       EUR          494,974               649,688          642,028            (7,660)
       5/3/2005              NOK        2,848,982               458,390          449,542            (8,848)
4/14/2005 - 05/06/2005       SEK        5,124,581               750,632          725,284           (25,348)
                                                            -----------      -----------       -----------
                                                            $ 2,490,325      $ 2,453,475       $   (36,850)
                                                            ===========      ===========       ===========

At March 31, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $77,954 with Merrill Lynch International.

At March 31, 2005, the series had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts

                                                                    Unrealized
                                                                   Appreciation
Description                 Expiration    Contracts    Position   (Depreciation)
--------------------------------------------------------------------------------
U.S. 10-Yr. Treasury Note    June 2005        60         Short        $33,034

At March 31, 2005, the series had sufficient cash and/or securities to cover any margin requirements under these contracts.


(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2005



                        Capital Appreciation Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS   March 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Capital Appreciation Series

ISSUER                                                                                                SHARES               VALUE
STOCKS - 97.1%

AEROSPACE - 1.1%
Lockheed Martin Corp.                                                                                   116,200        $  7,095,172
                                                                                                                       ------------
AIRLINES - 1.0%
Southwest Airlines Co.                                                                                  461,100        $  6,566,064
                                                                                                                       ------------
APPAREL MANUFACTURERS - 0.4%
Polo Ralph Lauren Corp., "A"                                                                             59,700        $  2,316,360
                                                                                                                       ------------
AUTOMOTIVE - 1.7%
Harley-Davidson, Inc.                                                                                   193,100        $ 11,153,456
                                                                                                                       ------------
BANKS & CREDIT COMPANIES - 1.3%
Citigroup, Inc.                                                                                         138,703        $  6,233,313
SLM Corp.                                                                                                36,100           1,799,224
                                                                                                                       ------------
                                                                                                                       $  8,032,537
                                                                                                                       ------------
BIOTECHNOLOGY - 5.3%
Amgen, Inc.*                                                                                            310,700        $ 18,085,847
Celgene Corp.*                                                                                           60,300           2,053,215
Genzyme Corp.*                                                                                          156,000           8,929,440
ImClone Systems, Inc.*                                                                                  154,900           5,344,050
                                                                                                                       ------------
                                                                                                                       $ 34,412,552
                                                                                                                       ------------
BROADCAST & CABLE TV - 4.6%
Citadel Broadcasting Corp.*                                                                             356,500        $  4,894,745
Comcast Corp., "A"*                                                                                     313,200          10,579,896
EchoStar Communications Corp., "A"                                                                      238,695           6,981,829
Time Warner, Inc.*                                                                                      202,800           3,559,140
Univision Communications, Inc., "A"*                                                                    125,800           3,483,402
                                                                                                                       ------------
                                                                                                                       $ 29,499,012
                                                                                                                       ------------
BROKERAGE & ASSET MANAGERS - 1.2%
Goldman Sachs Group, Inc.                                                                                12,200        $  1,341,878
Merrill Lynch & Co., Inc.                                                                               113,170           6,405,422
                                                                                                                       ------------
                                                                                                                       $  7,747,300
                                                                                                                       ------------
BUSINESS SERVICES - 1.9%
Accenture Ltd., "A"*                                                                                    270,000        $  6,520,500
Fiserv, Inc.*                                                                                           150,000           5,970,000
                                                                                                                       ------------
                                                                                                                       $ 12,490,500
                                                                                                                       ------------
CHEMICALS - 1.0%
3M Co.                                                                                                   78,500        $  6,726,665
                                                                                                                       ------------
COMPUTER SOFTWARE - 8.4%
Amdocs Ltd.*                                                                                            170,000        $  4,828,000
Computer Associates International, Inc.                                                                  11,677             316,447
Microsoft Corp.                                                                                       1,041,700          25,177,889
Oracle Corp.*                                                                                           845,500          10,551,840
Symantec Corp.*                                                                                         628,200          13,399,506
                                                                                                                       ------------
                                                                                                                       $ 54,273,682
                                                                                                                       ------------
COMPUTER SOFTWARE - SYSTEMS - 4.4%
CDW Corp.                                                                                               196,300        $ 11,126,284
Dell, Inc.*                                                                                             441,500          16,962,430
                                                                                                                       ------------
                                                                                                                       $ 28,088,714
                                                                                                                       ------------
CONSUMER GOODS & SERVICES - 2.8%
Apollo Group, Inc., "A"*                                                                                125,500        $  9,294,530
Career Education Corp.*                                                                                  58,700           2,011,062
Procter & Gamble Co.                                                                                    127,400           6,752,200
                                                                                                                       ------------
                                                                                                                       $ 18,057,792
                                                                                                                       ------------
ELECTRICAL EQUIPMENT - 2.9%
Emerson Electric Co.                                                                                    118,500        $  7,694,205
Hubbell, Inc., "B"                                                                                       33,400           1,706,740
Tyco International Ltd.                                                                                 278,400           9,409,920
                                                                                                                       ------------
                                                                                                                       $ 18,810,865
                                                                                                                       ------------
ELECTRONICS - 2.3%
Amphenol Corp., "A"                                                                                      82,500        $  3,055,800
Analog Devices, Inc.                                                                                    185,190           6,692,766
Xilinx, Inc.                                                                                            178,500           5,217,555
                                                                                                                       ------------
                                                                                                                       $ 14,966,121
                                                                                                                       ------------
ENERGY - INDEPENDENT - 0.3%
Arch Coal, Inc.                                                                                          27,000        $  1,161,270
Massey Energy Co.                                                                                        25,700           1,029,028
                                                                                                                       ------------
                                                                                                                       $  2,190,298
                                                                                                                       ------------
FOOD & DRUG STORES - 1.4%
CVS Corp.                                                                                               172,800        $  9,092,736
                                                                                                                       ------------
FOOD & NON-ALCOHOLIC BEVERAGES - 3.7%
PepsiCo, Inc.                                                                                           316,500        $ 16,783,995
SYSCO Corp.                                                                                             190,200           6,809,160
                                                                                                                       ------------
                                                                                                                       $ 23,593,155
                                                                                                                       ------------
GAMING & LODGING - 1.0%
Carnival Corp.                                                                                           76,900        $  3,984,189
Cendant Corp.                                                                                           119,200           2,448,368
                                                                                                                       ------------
                                                                                                                       $  6,432,557
                                                                                                                       ------------
GENERAL MERCHANDISE - 5.5%
Family Dollar Stores, Inc.                                                                              207,300        $  6,293,628
Kohl's Corp.*                                                                                            95,600           4,935,828
Target Corp.                                                                                            188,840           9,445,777
Wal-Mart Stores, Inc.                                                                                   292,000          14,632,120
                                                                                                                       ------------
                                                                                                                       $ 35,307,353
                                                                                                                       ------------
INSURANCE - 2.0%
American International Group, Inc.                                                                      107,000        $  5,928,870
St. Paul Travelers Cos., Inc.                                                                           180,700           6,637,111
                                                                                                                       ------------
                                                                                                                       $ 12,565,981
                                                                                                                       ------------
INTERNET - 2.6%
Amazon.com, Inc.*                                                                                        87,600        $  3,002,052
IAC/InterActiveCorp*                                                                                    456,500          10,166,255
Yahoo!, Inc.*                                                                                           101,200           3,430,680
                                                                                                                       ------------
                                                                                                                       $ 16,598,987
                                                                                                                       ------------
LEISURE & TOYS - 1.3%
Electronic Arts, Inc.*                                                                                  166,500        $  8,621,370
                                                                                                                       ------------
MACHINERY & TOOLS - 3.4%
Caterpillar, Inc.                                                                                       124,600        $ 11,393,424
Illinois Tool Works, Inc.                                                                               116,400        $ 10,421,292
                                                                                                                       ------------
                                                                                                                       $ 21,814,716
                                                                                                                       ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 3.6%
Caremark Rx, Inc.*                                                                                      178,400        $  7,096,752
Community Health Systems, Inc.*                                                                         190,500           6,650,355
HCA, Inc.                                                                                               178,000           9,535,460
                                                                                                                       ------------
                                                                                                                       $ 23,282,567
                                                                                                                       ------------
MEDICAL EQUIPMENT - 3.0%
Boston Scientific Corp.*                                                                                103,000        $  3,016,870
Medtronic, Inc.                                                                                         251,200          12,798,640
Thermo Electron Corp.*                                                                                  126,300           3,194,127
                                                                                                                       ------------
                                                                                                                       $ 19,009,637
                                                                                                                       ------------
METALS & MINING - 0.7%
Companhia Vale do Rio Doce, ADR                                                                         140,400        $  4,438,044
                                                                                                                       ------------
OIL SERVICES - 2.4%
BJ Services Co.                                                                                          66,700        $  3,460,396
GlobalSantaFe Corp.                                                                                      90,300           3,344,712
Noble Corp.                                                                                              60,900           3,423,189
Smith International, Inc.                                                                                53,700           3,368,601
Tenaris S.A., ADR                                                                                        27,700           1,703,827
                                                                                                                       ------------
                                                                                                                       $ 15,300,725
                                                                                                                       ------------
PERSONAL COMPUTERS & PERIPHERALS - 2.1%
Lexmark International, Inc., "A"*                                                                       168,800        $ 13,498,936
                                                                                                                       ------------
PHARMACEUTICALS - 12.0%
Abbott Laboratories                                                                                     301,300        $ 14,046,606
Allergan, Inc.                                                                                           62,900           4,369,663
Eli Lilly & Co.                                                                                         124,900           6,507,290
Johnson & Johnson                                                                                       362,900          24,372,364
Roche Holding AG                                                                                         75,200           8,059,051
Wyeth                                                                                                   464,700          19,601,046
                                                                                                                       ------------
                                                                                                                       $ 76,956,020
                                                                                                                       ------------
RESTAURANTS - 0.6%
Outback Steakhouse, Inc.                                                                                 87,600        $  4,011,204
                                                                                                                       ------------
SPECIALTY STORES - 2.9%
Best Buy Co., Inc.                                                                                       86,300        $  4,661,063
CarMax, Inc.*                                                                                           132,100           4,161,150
Lowe's Cos., Inc.                                                                                       117,700           6,719,493
PETsMART, Inc.                                                                                          115,900           3,332,125
                                                                                                                       ------------
                                                                                                                       $ 18,873,831
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELESS - 0.5%
Vodafone Group PLC, ADR                                                                                 129,403        $  3,436,944
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELINE - 5.2%
Cisco Systems, Inc.*                                                                                  1,746,040        $ 31,236,655
QUALCOMM, Inc.                                                                                           57,500           2,107,375
                                                                                                                       ------------
                                                                                                                       $ 33,344,030
                                                                                                                       ------------
TELEPHONE SERVICES - 1.0%
Sprint Corp.                                                                                            288,250        $  6,557,688
                                                                                                                       ------------
TRUCKING - 1.6%
FedEx Corp.                                                                                             106,600        $ 10,015,070
                                                                                                                       ------------
Total Stocks (Identified Cost, $573,201,203)                                                                           $625,178,641
                                                                                                                       ------------

ISSUER                                                                                              PAR AMOUNT             VALUE
SHORT-TERM OBLIGATION - 3.2%
General Electric Capital Corp., 2.84%, due 4/01/05, at Amortized Cost<                             $ 20,662,000        $ 20,662,000
                                                                                                                       ------------
Total Investments (Identified Cost, $593,863,203)                                                                      $645,840,641
                                                                                                                       ------------
OTHER ASSETS, LESS LIABILITIES - (0.3)%                                                                                  (1,756,876)
                                                                                                                       ------------
NET ASSETS - 100.0%                                                                                                    $644,083,765
                                                                                                                       ------------

*   Non-income producing security.
<   The rate shown represents an annualized yield at time of purchase.

ADR = American Depository Receipt.

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE CAPITAL APPRECIATION SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 03/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $597,537,614
                                                ============
Gross unrealized appreciation                   $ 63,764,015
Gross unrealized depreciation                    (15,460,988)
                                                ------------
  Net unrealized appreciation (depreciation)    $ 48,303,027
                                                ============


(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2005



                        Emerging Growth Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS   March 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Emerging Growth Series

ISSUER                                                                                                SHARES               VALUE
STOCKS - 97.0%

AEROSPACE - 0.4%
ITT Industries, Inc.                                                                                     15,200        $  1,371,648
                                                                                                                       ------------
ALCOHOLIC BEVERAGES - 0.5%
Anheuser-Busch Cos., Inc.                                                                                42,160        $  1,997,962
                                                                                                                       ------------
APPAREL MANUFACTURERS - 0.6%
Columbia Sportswear Co.*                                                                                  7,690        $    409,339
Nike, Inc., "B"                                                                                          23,030           1,918,629
                                                                                                                       ------------
                                                                                                                       $  2,327,968
                                                                                                                       ------------
BANKS & CREDIT COMPANIES - 2.4%
American Express Co.                                                                                     90,740        $  4,661,314
Investors Financial Services Corp.                                                                       47,360           2,316,378
SLM Corp.                                                                                                50,100           2,496,984
                                                                                                                       ------------
                                                                                                                       $  9,474,676
                                                                                                                       ------------
BIOTECHNOLOGY - 5.3%
Amgen, Inc.*                                                                                             39,830        $  2,318,504
Gen-Probe, Inc.*                                                                                         39,420           1,756,555
Genzyme Corp.*                                                                                           99,650           5,703,966
Gilead Sciences, Inc.*                                                                                   88,070           3,152,906
ImClone Systems, Inc.*                                                                                   78,320           2,702,040
MedImmune, Inc.*                                                                                        127,800           3,042,918
Neurochem, Inc.*                                                                                         17,840             212,474
Neurocrine Biosciences, Inc.*                                                                            39,690           1,510,601
                                                                                                                       ------------
                                                                                                                       $ 20,399,964
                                                                                                                       ------------
BROADCAST & CABLE TV - 5.5%
Antena 3 de Television S.A                                                                               14,470        $  1,181,009
Citadel Broadcasting Corp.*                                                                             118,230           1,623,298
Grupo Televisa S.A., ADR                                                                                 64,840           3,812,592
Interpublic Group of Cos., Inc.*                                                                         62,700             769,956
NTL, Inc.*                                                                                               53,400           3,399,978
Omnicom Group, Inc.                                                                                      20,010           1,771,285
Publishing & Broadcasting Ltd.                                                                          112,620           1,340,561
Telewest Global, Inc.*                                                                                  103,050           1,833,259
Univision Communications, Inc., "A"*                                                                     62,880           1,741,147
Walt Disney Co.                                                                                         131,720           3,784,316
                                                                                                                       ------------
                                                                                                                       $ 21,257,401
                                                                                                                       ------------
BROKERAGE & ASSET MANAGERS - 3.3%
Goldman Sachs Group, Inc.                                                                                28,100        $  3,090,719
Legg Mason, Inc.                                                                                         88,350           6,903,669
Lehman Brothers Holdings, Inc.                                                                           29,330           2,761,713
                                                                                                                       ------------
                                                                                                                       $ 12,756,101
                                                                                                                       ------------
BUSINESS SERVICES - 5.8%
Alliance Data Systems Corp.*                                                                             93,960        $  3,795,984
Corporate Executive Board Co.                                                                            25,700           1,643,515
DST Systems, Inc.*                                                                                       94,490           4,363,548
Getty Images, Inc.*                                                                                     129,930           9,239,322
Hewitt Associates, Inc., "A"^*                                                                           69,370           1,845,242
Manpower, Inc.^                                                                                          40,980           1,783,450
                                                                                                                       ------------
                                                                                                                       $ 22,671,061
                                                                                                                       ------------
CHEMICALS - 0.8%
Monsanto Co.                                                                                             26,950        $  1,738,275
Nalco Holding Co.*                                                                                       75,280           1,417,522
                                                                                                                       ------------
                                                                                                                       $  3,155,797
                                                                                                                       ------------
COMPUTER SOFTWARE - 7.2%
Amdocs Ltd.*                                                                                            204,740        $  5,814,616
Check Point Software Technologies Ltd.*                                                                  82,700           1,797,898
Citrix Systems, Inc.*                                                                                    58,890           1,402,760
Computer Associates International, Inc.                                                                   2,672              72,411
Macromedia, Inc.*                                                                                        51,820           1,735,970
Mercury Interactive Corp.*                                                                               78,450           3,716,961
MicroStrategy, Inc., "A"*                                                                                12,340             669,692
Oracle Corp.*                                                                                           483,820           6,038,074
Symantec Corp.*                                                                                         104,000           2,218,320
VERITAS Software Corp.*                                                                                 195,500           4,539,510
                                                                                                                       ------------
                                                                                                                       $ 28,006,212
                                                                                                                       ------------
COMPUTER SOFTWARE - SYSTEMS - 2.2%
Dell, Inc.*                                                                                             223,870        $  8,601,085
                                                                                                                       ------------
CONSTRUCTION - 0.5%
Masco Corp.                                                                                              50,580        $  1,753,609
                                                                                                                       ------------
CONSUMER GOODS & SERVICES - 2.3%
Apollo Group, Inc., "A"*                                                                                 37,220        $  2,756,513
Career Education Corp.*                                                                                  98,710           3,381,805
Gillette Co.                                                                                             25,480           1,286,230
Strayer Education, Inc.                                                                                  14,630           1,657,872
                                                                                                                       ------------
                                                                                                                       $  9,082,420
                                                                                                                       ------------
ELECTRICAL EQUIPMENT - 1.0%
Tyco International Ltd.                                                                                 110,630        $  3,739,294
                                                                                                                       ------------
ELECTRONICS - 6.0%
Analog Devices, Inc.                                                                                    111,310        $  4,022,743
FormFactor, Inc.*                                                                                        44,470           1,006,801
Integrated Circuit Systems, Inc.*                                                                        36,740             702,469
KLA-Tencor Corp.                                                                                         21,300             980,013
Marvell Technology Group Ltd.*                                                                           77,550           2,973,267
PMC-Sierra, Inc.*                                                                                       173,470           1,526,536
Samsung Electronics Co. Ltd., GDR                                                                        14,670           3,630,825
Silicon Laboratories, Inc.*                                                                              88,910           2,641,516
Symbol Technologies, Inc.                                                                               173,550           2,514,739
Xilinx, Inc.                                                                                            112,960           3,301,821
                                                                                                                       ------------
                                                                                                                       $ 23,300,730
                                                                                                                       ------------
ENTERTAINMENT - 0.3%
DreamWorks Animation, Inc., "A"*                                                                         27,160        $  1,105,684
                                                                                                                       ------------
FOOD & DRUG STORES - 1.6%
CVS Corp.                                                                                                53,530        $  2,816,749
Walgreen Co.                                                                                             73,260           3,254,209
                                                                                                                       ------------
                                                                                                                       $  6,070,958
                                                                                                                       ------------
FOOD & NON-ALCOHOLIC BEVERAGES - 1.0%
PepsiCo, Inc.                                                                                            72,080        $  3,822,402
                                                                                                                       ------------
FURNITURE & APPLIANCES - 0.9%
Harman International Industries, Inc.                                                                    37,260        $  3,296,020
                                                                                                                       ------------
GAMING & LODGING - 3.4%
Carnival Corp.                                                                                          108,010        $  5,595,998
International Game Technology                                                                            50,490           1,346,063
Royal Caribbean Cruises Ltd.^                                                                           107,130           4,787,640
WMS Industries, Inc.^*                                                                                   48,700           1,371,392
                                                                                                                       ------------
                                                                                                                       $ 13,101,093
                                                                                                                       ------------
GENERAL MERCHANDISE - 3.4%
Family Dollar Stores, Inc.                                                                              106,080        $  3,220,589
Kohl's Corp.*                                                                                            75,740           3,910,456
Target Corp.                                                                                             96,420           4,822,928
Wal-Mart de Mexico S.A. de C.V                                                                          342,230           1,201,076
                                                                                                                       ------------
                                                                                                                       $ 13,155,049
                                                                                                                       ------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.3%
WellPoint, Inc.*                                                                                          8,750        $  1,096,812
                                                                                                                       ------------
INTERNET - 3.4%
eBay, Inc.*                                                                                              25,770        $    960,190
Google, Inc., "A"*                                                                                       34,330           6,196,908
Yahoo!, Inc.*                                                                                           175,730           5,957,247
                                                                                                                       ------------
                                                                                                                       $ 13,114,345
                                                                                                                       ------------
LEISURE & TOYS - 3.0%
Activision, Inc.*                                                                                       105,240        $  1,557,552
Electronic Arts, Inc.*                                                                                  124,810           6,462,662
Marvel Enterprises, Inc.^*                                                                               11,500             230,000
Nintendo Co. Ltd.                                                                                        30,600           3,339,583
                                                                                                                       ------------
                                                                                                                       $ 11,589,797
                                                                                                                       ------------
MACHINERY & TOOLS - 1.7%
Caterpillar, Inc.                                                                                        19,300        $  1,764,792
Illinois Tool Works, Inc.                                                                                54,390           4,869,537
                                                                                                                       ------------
                                                                                                                       $  6,634,329
                                                                                                                       ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.6%
Community Health Systems, Inc.*                                                                          57,210        $  1,997,201
HCA, Inc.                                                                                                79,750           4,272,208
                                                                                                                       ------------
                                                                                                                       $  6,269,409
                                                                                                                       ------------
MEDICAL EQUIPMENT - 8.1%
Cytyc Corp.*                                                                                            378,670        $  8,713,197
DENTSPLY International, Inc.                                                                             43,100           2,345,071
Fisher Scientific International, Inc.*                                                                   94,792           5,395,561
Medtronic, Inc.                                                                                          83,000           4,228,850
Millipore Corp.*                                                                                         82,200           3,567,480
Synthes, Inc.                                                                                             9,850           1,095,131
Waters Corp.*                                                                                           119,340           4,271,179
Zimmer Holdings, Inc.*                                                                                   24,970           1,942,916
                                                                                                                       ------------
                                                                                                                       $ 31,559,385
                                                                                                                       ------------
METALS & MINING - 0.4%
Aber Diamond Corp.*                                                                                       6,600        $    200,169
Aber Diamond Corp.                                                                                       19,000             576,243
Companhia Vale do Rio Doce, ADR^                                                                         25,200             796,572
                                                                                                                       ------------
                                                                                                                       $  1,572,984
                                                                                                                       ------------
OIL SERVICES - 3.6%
BJ Services Co.                                                                                          87,790        $  4,554,545
GlobalSantaFe Corp.                                                                                     117,830           4,364,423
Halliburton Co.                                                                                          44,840           1,939,330
Smith International, Inc.^                                                                               49,870           3,128,345
Tenaris S.A., ADR                                                                                         1,600              98,416
                                                                                                                       ------------
                                                                                                                       $ 14,085,059
                                                                                                                       ------------
PERSONAL COMPUTERS & PERIPHERALS - 0.5%
EMC Corp.*                                                                                              168,890        $  2,080,725
                                                                                                                       ------------
PHARMACEUTICALS - 6.4%
Allergan, Inc.                                                                                           70,770        $  4,916,392
Endo Pharmaceuticals Holdings, Inc.*                                                                     67,470           1,521,448
Johnson & Johnson                                                                                        64,630           4,340,551
Medicis Pharmaceutical Corp., "A"                                                                       173,990           5,216,220
Roche Holding AG                                                                                         37,020           3,967,368
Teva Pharmaceutical Industries Ltd., ADR                                                                 65,830           2,040,730
Wyeth                                                                                                    65,150           2,748,027
                                                                                                                       ------------
                                                                                                                       $ 24,750,736
                                                                                                                       ------------
PRECIOUS METALS & MINERALS - 0.2%
Compania de Minas Buenaventura S.A., ADR^                                                                17,270        $    393,411
Goldcorp, Inc.                                                                                           27,590             392,054
                                                                                                                       ------------
                                                                                                                       $    785,465
                                                                                                                       ------------
PRINTING & PUBLISHING - 0.6%
Playboy Enterprises, Inc.,"B"*                                                                           55,670        $    718,143
Washington Post Co., "B"                                                                                  1,820           1,627,080
                                                                                                                       ------------
                                                                                                                       $  2,345,223
                                                                                                                       ------------
RESTAURANTS - 0.8%
Cheesecake Factory, Inc.*                                                                                32,810        $  1,163,114
Outback Steakhouse, Inc.                                                                                 42,240           1,934,170
                                                                                                                       ------------
                                                                                                                       $  3,097,284
                                                                                                                       ------------
SPECIALTY STORES - 2.0%
Bed Bath & Beyond, Inc.*                                                                                 37,730        $  1,378,654
Home Depot, Inc.                                                                                         97,590           3,731,842
Tiffany & Co.                                                                                            79,530           2,745,376
                                                                                                                       ------------
                                                                                                                       $  7,855,872
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELESS - 1.1%
America Movil S.A. de C.V., ADR                                                                          37,520        $  1,936,032
Vodafone Group PLC, ADR                                                                                  90,994           2,416,801
                                                                                                                       ------------
                                                                                                                       $  4,352,833
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELINE - 3.3%
AudioCodes Ltd.*                                                                                         77,280        $    870,173
Cisco Systems, Inc.*                                                                                    230,771           4,128,493
Comverse Technology, Inc.*                                                                              118,440           2,987,057
Juniper Networks, Inc.*                                                                                  90,798           2,003,004
QUALCOMM, Inc.                                                                                           72,130           2,643,564
                                                                                                                       ------------
                                                                                                                       $ 12,632,291
                                                                                                                       ------------
TELEPHONE SERVICES - 4.9%
American Tower Corp., "A"*                                                                              506,000        $  9,224,380
SpectraSite, Inc.*                                                                                       74,120           4,296,736
Sprint Corp.                                                                                            241,880           5,502,770
                                                                                                                       ------------
                                                                                                                       $ 19,023,886
                                                                                                                       ------------
TRUCKING - 0.7%
Expeditors International of Washington, Inc.                                                             28,160        $  1,507,968
FedEx Corp.                                                                                              14,380           1,351,001
                                                                                                                       ------------
                                                                                                                       $  2,858,969
                                                                                                                       ------------
Total Stocks (Identified Cost, $353,129,722)                                                                           $376,152,538
                                                                                                                       ------------
PREFERRED STOCKS - 0.2%

ALCOHOLIC BEVERAGES - 0.2%
Companhia de Bebidas das Americas, ADR ^                                                                 29,580        $    854,566
                                                                                                                       ------------
Total Preferred Stocks (Identified Cost, $855,718)                                                                     $    854,566
                                                                                                                       ------------
COLLATERAL FOR SECURITIES LOANED - 3.6%
Navigator Securities Lending Prime
Portfolio, at Cost and Net Asset Value                                                               13,939,810        $ 13,939,810
                                                                                                                       ------------

ISSUER                                                                                              PAR AMOUNT             VALUE
SHORT-TERM OBLIGATION - 1.7%
Citigroup, Inc., 2.84%, due 4/01/05, at Amortized Cost<                                            $  6,340,000        $  6,340,000
                                                                                                                       ------------
Total Investments ~ (Identified Cost, $374,265,250)                                                                    $397,286,914
                                                                                                                       ------------
OTHER ASSETS, LESS LIABILITIES - (2.5)%                                                                                  (9,571,220)
                                                                                                                       ------------
NET ASSETS - 100.0%                                                                                                    $387,715,694
                                                                                                                       ------------

*   Non-income producing security.
^   All or a portion of this security is on loan.
<   The rate shown represents an annualized yield at time of purchase.
~ As of March 31, 2005, 1 security representing $200,169 and less than 0.1% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

ADR = American Depository Receipt
GDR = Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SUPPLEMENTAL SCHEDULES (UNAUDITED)

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $380,440,094
                                                ============
Gross unrealized appreciation                   $ 32,221,773
Gross unrealized depreciation                    (15,374,953)
                                                ------------
  Net unrealized appreciation (depreciation)    $ 16,846,820
                                                ============


(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2005



                        Managed Sectors Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS   March 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Managed Sectors Series

ISSUER                                                                                                SHARES               VALUE
STOCKS - 100.0%

AEROSPACE - 0.6%
Northrop Grumman Corp.                                                                                   15,500        $    836,690
                                                                                                                       ------------
APPAREL MANUFACTURERS - 2.1%
Nike, Inc., "B"                                                                                          16,800        $  1,399,608
Reebok International Ltd.                                                                                30,200           1,337,860
                                                                                                                       ------------
                                                                                                                       $  2,737,468
                                                                                                                       ------------
BANKS & CREDIT COMPANIES - 6.0%
American Express Co.                                                                                     54,400        $  2,794,528
Citigroup, Inc.                                                                                          59,980           2,695,501
Countrywide Financial Corp.                                                                              71,400           2,317,644
                                                                                                                       ------------
                                                                                                                       $  7,807,673
                                                                                                                       ------------
BIOTECHNOLOGY - 7.1%
Amgen, Inc.*                                                                                             43,100        $  2,508,851
Celgene Corp.*                                                                                           31,400           1,069,170
Genentech, Inc.*                                                                                          9,300             526,473
Genzyme Corp.*                                                                                           54,500           3,119,580
Gilead Sciences, Inc.*                                                                                   38,100           1,363,980
ImClone Systems, Inc.*                                                                                   18,900             652,050
                                                                                                                       ------------
                                                                                                                       $  9,240,104
                                                                                                                       ------------
BROADCAST & CABLE TV - 6.2%
Comcast Corp., "A"*                                                                                      64,830        $  2,189,957
Time Warner, Inc.*                                                                                      123,170           2,161,634
Univision Communications, Inc., "A"*                                                                     33,600             930,384
Viacom, Inc., "B"                                                                                        23,990             835,572
Walt Disney Co.                                                                                          67,000           1,924,910
                                                                                                                       ------------
                                                                                                                       $  8,042,457
                                                                                                                       ------------
BROKERAGE & ASSET MANAGERS - 2.4%
Goldman Sachs Group, Inc.                                                                                20,920        $  2,300,991
Merrill Lynch & Co., Inc.                                                                                14,600             826,360
                                                                                                                       ------------
                                                                                                                       $  3,127,351
                                                                                                                       ------------
BUSINESS SERVICES - 1.1%
Fiserv, Inc.*                                                                                            36,500        $  1,452,700
                                                                                                                       ------------
COMPUTER SOFTWARE - 11.4%
Amdocs Ltd.*                                                                                             37,300        $  1,059,320
Computer Associates International, Inc.                                                                   2,118              57,398
Mercury Interactive Corp.*                                                                               26,800           1,269,784
Microsoft Corp.                                                                                         207,780           5,022,043
Oracle Corp.*                                                                                           263,230           3,285,110
Symantec Corp.*                                                                                          85,300           1,819,449
VERITAS Software Corp.*                                                                                  96,530           2,241,427
                                                                                                                       ------------
                                                                                                                       $ 14,754,531
                                                                                                                       ------------
COMPUTER SOFTWARE - SYSTEMS - 4.7%
Apple Computer, Inc.*                                                                                    24,600        $  1,025,082
Dell, Inc.*                                                                                             133,360           5,123,691
                                                                                                                       ------------
                                                                                                                       $  6,148,773
                                                                                                                       ------------
CONSUMER GOODS & SERVICES - 3.0%
Avon Products, Inc.                                                                                      24,000        $  1,030,560
Procter & Gamble Co.                                                                                     53,500           2,835,500
                                                                                                                       ------------
                                                                                                                       $  3,866,060
                                                                                                                       ------------
ELECTRICAL EQUIPMENT - 2.2%
Emerson Electric Co.                                                                                     25,100        $  1,629,743
Tyco International Ltd.                                                                                  20,100             679,380
W.W. Grainger, Inc.                                                                                       8,900             554,203
                                                                                                                       ------------
                                                                                                                       $  2,863,326
                                                                                                                       ------------
ELECTRONICS - 5.0%
Amphenol Corp., "A"                                                                                      33,100        $  1,226,024
Analog Devices, Inc.                                                                                     49,710           1,796,519
KLA-Tencor Corp.                                                                                         19,800             910,998
Maxim Integrated Products, Inc.                                                                          17,680             722,582
Texas Instruments, Inc.                                                                                  71,000           1,809,790
                                                                                                                       ------------
                                                                                                                       $  6,465,913
                                                                                                                       ------------
FOOD & DRUG STORES - 2.0%
CVS Corp.                                                                                                49,800        $  2,620,476
                                                                                                                       ------------
GAMING & LODGING - 2.1%
Carnival Corp.                                                                                           53,200        $  2,756,292
                                                                                                                       ------------
GENERAL MERCHANDISE - 1.7%
Target Corp.                                                                                             43,470        $  2,174,369
                                                                                                                       ------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.5%
WellPoint, Inc.*                                                                                         16,000        $  2,005,600
                                                                                                                       ------------
INSURANCE - 0.4%
American International Group, Inc.                                                                       10,500        $    581,805
                                                                                                                       ------------
INTERNET - 2.2%
eBay, Inc.*                                                                                              49,600        $  1,848,096
Yahoo!, Inc.*                                                                                            29,500           1,000,050
                                                                                                                       ------------
                                                                                                                       $  2,848,146
                                                                                                                       ------------
MACHINERY & TOOLS - 1.1%
Caterpillar, Inc.                                                                                        15,800        $  1,444,752
                                                                                                                       ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.6%
HCA, Inc.                                                                                                38,600        $  2,067,802
                                                                                                                       ------------
MEDICAL EQUIPMENT - 5.3%
Fisher Scientific International, Inc.*                                                                   35,600        $  2,026,352
Medtronic, Inc.                                                                                          63,900           3,255,705
Waters Corp.*                                                                                            43,400           1,553,286
                                                                                                                       ------------
                                                                                                                       $  6,835,343
                                                                                                                       ------------
PERSONAL COMPUTERS & PERIPHERALS - 2.0%
EMC Corp.*                                                                                              112,700        $  1,388,464
Network Appliance, Inc.*                                                                                 43,800           1,211,508
                                                                                                                       ------------
                                                                                                                       $  2,599,972
                                                                                                                       ------------
PHARMACEUTICALS - 13.9%
Abbott Laboratories                                                                                      86,980        $  4,055,008
Eli Lilly & Co.                                                                                          36,100           1,880,810
Johnson & Johnson                                                                                       113,440           7,618,630
Wyeth                                                                                                   105,600           4,454,208
                                                                                                                       ------------
                                                                                                                       $ 18,008,656
                                                                                                                       ------------
POLLUTION CONTROL - 0.4%
Waste Management, Inc.                                                                                   18,900        $    545,265
                                                                                                                       ------------
RESTAURANTS - 1.2%
YUM! Brands, Inc.                                                                                        31,000        $  1,606,110
                                                                                                                       ------------
SPECIALTY STORES - 6.3%
Abercrombie & Fitch Co., "A"                                                                             40,500        $  2,318,220
Best Buy Co., Inc.                                                                                       37,800           2,041,578
Lowe's Cos., Inc.                                                                                        19,800           1,130,382
PETsMART, Inc.                                                                                           30,000             862,500
Staples, Inc.                                                                                            56,400           1,772,652
                                                                                                                       ------------
                                                                                                                       $  8,125,332
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELINE - 3.9%
Cisco Systems, Inc.*                                                                                    280,260        $  5,013,851
                                                                                                                       ------------
TRUCKING - 2.6%
FedEx Corp.                                                                                              21,300        $  2,001,135
United Parcel Service, Inc., "B"                                                                         18,900           1,374,786
                                                                                                                       ------------
                                                                                                                       $  3,375,921
                                                                                                                       ------------
Total Stocks (Identified Cost, $115,697,848)                                                                           $129,952,738
                                                                                                                       ------------
OTHER ASSETS, LESS LIABILITIES - 0%                                                                                          (2,716)
                                                                                                                       ------------
NET ASSETS - 100.0%                                                                                                    $129,950,022
                                                                                                                       ------------

*   Non-income producing security.

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE MANAGED SECTORS SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 03/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $115,899,132
                                                ============
Gross unrealized appreciation                   $ 16,673,085
Gross unrealized depreciation                     (2,619,479)
                                                ------------
  Net unrealized appreciation (depreciation)    $ 14,053,606
                                                ============


(C)2005 MFS Investment Management
Variable annuities are distributed through MFS/Sun Life Financial
Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2005



                        Massachusetts Investors Trust Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS   March 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Massachusetts Investors Trust Series

ISSUER                                                                                                SHARES               VALUE
STOCKS - 98.5%

AEROSPACE - 5.3%
Lockheed Martin Corp.                                                                                   447,550      $   27,327,403
United Technologies Corp.                                                                               326,220          33,163,525
                                                                                                                     --------------
                                                                                                                     $   60,490,928
                                                                                                                     --------------
AUTOMOTIVE - 0.8%
Harley-Davidson, Inc.                                                                                   165,930      $    9,584,117
                                                                                                                     --------------
BANKS & CREDIT COMPANIES - 7.8%
American Express Co.                                                                                    275,680      $   14,161,682
Bank of America Corp.                                                                                   374,350          16,508,835
Citigroup, Inc.                                                                                         249,700          11,221,518
J.P. Morgan Chase & Co.                                                                                 386,770          13,382,242
SLM Corp.                                                                                               289,240          14,415,722
Wells Fargo & Co.                                                                                       334,120          19,980,376
                                                                                                                     --------------
                                                                                                                     $   89,670,375
                                                                                                                     --------------
BIOTECHNOLOGY - 3.5%
Amgen, Inc.*                                                                                            220,930      $   12,860,335
Genzyme Corp.*                                                                                          248,900          14,247,036
Gilead Sciences, Inc.*                                                                                  356,140          12,749,812
                                                                                                                     --------------
                                                                                                                     $   39,857,183
                                                                                                                     --------------
BROADCAST & CABLE TV - 3.4%
Interpublic Group of Cos., Inc.*                                                                        446,800      $    5,486,704
Univision Communications, Inc., "A"*                                                                    299,180           8,284,294
Viacom, Inc., "B"                                                                                       322,320          11,226,406
Walt Disney Co.                                                                                         492,990          14,163,603
                                                                                                                     --------------
                                                                                                                     $   39,161,007
                                                                                                                     --------------
BROKERAGE & ASSET MANAGERS - 3.9%
Goldman Sachs Group, Inc.                                                                               173,600      $   19,094,264
Legg Mason, Inc.                                                                                        161,780          12,641,489
Lehman Brothers Holdings, Inc.                                                                          133,290          12,550,586
                                                                                                                     --------------
                                                                                                                     $   44,286,339
                                                                                                                     --------------
BUSINESS SERVICES - 0.9%
Accenture Ltd., "A"*                                                                                    440,080      $   10,627,932
                                                                                                                     --------------
CHEMICALS - 3.9%
Dow Chemical Co.                                                                                        364,970      $   18,193,755
Monsanto Co.                                                                                            286,540          18,481,830
PPG Industries, Inc.                                                                                    105,920           7,575,398
                                                                                                                     --------------
                                                                                                                     $   44,250,983
                                                                                                                     --------------
COMPUTER SOFTWARE - 3.5%
Amdocs Ltd.*                                                                                            283,140      $    8,041,176
Computer Associates International, Inc.                                                                   2,152              58,319
Mercury Interactive Corp.*                                                                               73,950           3,503,751
Oracle Corp.*                                                                                         1,665,330          20,783,318
VERITAS Software Corp.*                                                                                 316,390           7,346,576
                                                                                                                     --------------
                                                                                                                     $   39,733,140
                                                                                                                     --------------
COMPUTER SOFTWARE - SYSTEMS - 2.9%
Apple Computer, Inc.*                                                                                   199,450      $    8,311,082
Dell, Inc.*                                                                                             487,230          18,719,377
Sun Microsystems, Inc.*                                                                               1,406,700           5,683,068
                                                                                                                     --------------
                                                                                                                     $   32,713,527
                                                                                                                     --------------
CONSTRUCTION - 1.1%
Masco Corp.                                                                                             372,030      $   12,898,280
                                                                                                                     --------------
CONSUMER GOODS & SERVICES - 5.1%
Colgate-Palmolive Co.                                                                                   276,900      $   14,445,873
Procter & Gamble Co.                                                                                    346,590          18,369,270
Reckitt Benckiser PLC                                                                                   796,100          25,279,743
                                                                                                                     --------------
                                                                                                                     $   58,094,886
                                                                                                                     --------------
ELECTRICAL EQUIPMENT - 2.3%
Tyco International Ltd.                                                                                 795,400      $   26,884,520
                                                                                                                     --------------
ELECTRONICS - 2.2%
Analog Devices, Inc.                                                                                    437,110      $   15,797,155
Texas Instruments, Inc.                                                                                 127,260           3,243,857
Xilinx, Inc.                                                                                            196,310           5,738,141
                                                                                                                     --------------
                                                                                                                     $   24,779,153
                                                                                                                     --------------
ENERGY - INDEPENDENT - 1.9%
EnCana Corp.                                                                                            131,120      $    9,233,470
EOG Resources, Inc.                                                                                     263,230          12,829,830
                                                                                                                     --------------
                                                                                                                     $   22,063,300
                                                                                                                     --------------
ENERGY - INTEGRATED - 4.2%
BP PLC, ADR                                                                                             313,742      $   19,577,501
TOTAL S.A., ADR^                                                                                        239,520          28,078,930
                                                                                                                     --------------
                                                                                                                     $   47,656,431
                                                                                                                     --------------
FOOD & DRUG STORES - 0.6%
CVS Corp.                                                                                               125,680      $    6,613,282
                                                                                                                     --------------
FOOD & NON-ALCOHOLIC BEVERAGES - 2.9%
General Mills, Inc.                                                                                     152,500      $    7,495,375
Groupe Danone                                                                                            74,970           7,460,277
PepsiCo, Inc.                                                                                           339,050          17,979,822
                                                                                                                     --------------
                                                                                                                     $   32,935,474
                                                                                                                     --------------
GAMING & LODGING - 1.1%
Carnival Corp.                                                                                          237,950      $   12,328,190
                                                                                                                     --------------
GENERAL MERCHANDISE - 2.6%
Target Corp.                                                                                            365,410      $   18,277,808
Wal-Mart Stores, Inc.                                                                                   235,580          11,804,914
                                                                                                                     --------------
                                                                                                                     $   30,082,722
                                                                                                                     --------------
INSURANCE - 2.7%
American International Group, Inc.                                                                      563,647      $   31,231,680
                                                                                                                     --------------
INTERNET - 1.5%
eBay, Inc.*                                                                                             200,140      $    7,457,216
Yahoo!, Inc.*                                                                                           272,300           9,230,970
                                                                                                                     --------------
                                                                                                                     $   16,688,186
                                                                                                                     --------------
LEISURE & TOYS - 1.4%
Electronic Arts, Inc.*                                                                                  203,890      $   10,557,424
Nintendo Co. Ltd.                                                                                        28,300           3,088,569
Nintendo Co. Ltd., ADR                                                                                  178,980           2,466,344
                                                                                                                     --------------
                                                                                                                     $   16,112,337
                                                                                                                     --------------
MACHINERY & TOOLS - 3.0%
Caterpillar, Inc.                                                                                       197,500      $   18,059,400
Eaton Corp.*                                                                                            111,970           7,322,838
Illinois Tool Works, Inc.                                                                               104,870           9,389,011
                                                                                                                     --------------
                                                                                                                     $   34,771,249
                                                                                                                     --------------
MEDICAL EQUIPMENT - 4.1%
Boston Scientific Corp.*                                                                                129,820      $    3,802,428
Guidant Corp.                                                                                           159,090          11,756,751
Medtronic, Inc.                                                                                         290,540          14,803,013
Synthes, Inc.                                                                                            54,310           6,038,228
Zimmer Holdings, Inc.*                                                                                  138,630          10,786,800
                                                                                                                     --------------
                                                                                                                     $   47,187,220
                                                                                                                     --------------
OIL SERVICES - 2.7%
Halliburton Co.                                                                                         390,700      $   16,897,775
Noble Corp.                                                                                             245,700          13,810,797
                                                                                                                     --------------
                                                                                                                     $   30,708,572
                                                                                                                     --------------
PERSONAL COMPUTERS & PERIPHERALS - 2.1%
EMC Corp.*                                                                                              918,290      $   11,313,333
Lexmark International, Inc., "A"*^                                                                      160,110          12,803,997
                                                                                                                     --------------
                                                                                                                     $   24,117,330
                                                                                                                     --------------
PHARMACEUTICALS - 8.0%
Abbott Laboratories                                                                                     399,120      $   18,606,974
Eli Lilly & Co.                                                                                         224,660          11,704,786
Johnson & Johnson                                                                                       548,380          36,829,201
Roche Holding AG                                                                                        114,690          12,291,125
Wyeth                                                                                                   288,070          12,150,793
                                                                                                                     --------------
                                                                                                                     $   91,582,879
                                                                                                                     --------------
SPECIALTY CHEMICALS - 1.1%
Praxair, Inc.                                                                                           265,950      $   12,728,367
                                                                                                                     --------------
SPECIALTY STORES - 2.9%
Gap, Inc.                                                                                               492,680      $   10,760,131
Staples, Inc.                                                                                           187,943           5,907,048
Tiffany & Co.^                                                                                          108,960           3,761,299
TJX Cos., Inc.                                                                                          518,410          12,768,438
                                                                                                                     --------------
                                                                                                                     $   33,196,916
                                                                                                                     --------------
TELECOMMUNICATIONS - WIRELESS - 1.4%
Vodafone Group PLC, ADR                                                                                 610,839      $   16,223,884
                                                                                                                     --------------
TELECOMMUNICATIONS - WIRELINE - 1.9%
Cisco Systems, Inc.*                                                                                    923,150      $   16,515,154
QUALCOMM, Inc.                                                                                          153,850           5,638,603
                                                                                                                     --------------
                                                                                                                     $   22,153,757
                                                                                                                     --------------
TELEPHONE SERVICES - 1.2%
Sprint Corp.                                                                                            597,230      $   13,586,983
                                                                                                                     --------------
TOBACCO - 1.3%
Altria Group, Inc.                                                                                      232,610      $   15,210,368
                                                                                                                     --------------
TRUCKING - 1.9%
CNF, Inc.                                                                                                52,660      $    2,463,961
FedEx Corp.                                                                                             101,200           9,507,740
United Parcel Service, Inc., "B"                                                                        134,180           9,760,253
                                                                                                                     --------------
                                                                                                                     $   21,731,954
                                                                                                                     --------------
UTILITIES - ELECTRIC POWER - 1.4%
Entergy Corp.                                                                                            45,170      $    3,191,712
Exelon Corp.                                                                                            280,440          12,869,391
                                                                                                                     --------------
                                                                                                                     $   16,061,103
                                                                                                                     --------------
Total Stocks (Identified Cost, $996,224,260)                                                                         $1,128,004,554
                                                                                                                     --------------
COLLATERAL FOR SECURITIES LOANED - 2.8%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                            31,794,267      $   31,794,267
                                                                                                                     --------------

ISSUER                                                                                              PAR AMOUNT            VALUE
COMMERCIAL PAPER - 0.8%
General Electric Capital Corp., 2.84%, due 4/01/05, at Amortized Cost                              $  9,748,000      $    9,748,000
                                                                                                                     --------------
Total Investments (Identified Cost, $1,037,766,527)                                                                  $1,169,546,821
                                                                                                                     --------------
OTHER ASSETS, LESS LIABILITIES - (2.1)%                                                                                 (23,985,018)
                                                                                                                     --------------
NET ASSETS - 100.0%                                                                                                  $1,145,561,803
                                                                                                                     --------------

*   Non-income producing security.
^   All or a portion of this security is on loan.

ADR = American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - MASSACHUSETTS INVESTORS TRUST SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 3/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $1,052,283,650
                                                ==============
Gross unrealized appreciation                   $  139,373,672
Gross unrealized depreciation                      (22,110,501)
                                                --------------
  Net unrealized appreciation (depreciation)    $  117,263,171
                                                ==============


(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2005



                        Research Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS   March 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Research Series

ISSUER                                                                                                SHARES               VALUE
STOCKS - 99.7%

ALCOHOLIC BEVERAGES - 0.5%
Diageo PLC                                                                                              150,520        $  2,119,884
                                                                                                                       ------------
APPAREL MANUFACTURERS - 1.1%
Reebok International Ltd.^                                                                              105,230        $  4,661,689
                                                                                                                       ------------
AUTOMOTIVE - 1.5%
Harley-Davidson, Inc.                                                                                   109,620        $  6,331,651
                                                                                                                       ------------
BANKS & CREDIT COMPANIES - 7.6%
Bank of America Corp.                                                                                   166,090        $  7,324,569
Investors Financial Services Corp.                                                                       89,410           4,373,043
J.P. Morgan Chase & Co.                                                                                 167,800           5,805,880
PNC Financial Services Group, Inc.                                                                      165,700           8,530,236
SLM Corp.                                                                                               129,210           6,439,826
                                                                                                                       ------------
                                                                                                                       $ 32,473,554
                                                                                                                       ------------
BIOTECHNOLOGY - 3.9%
Biogen Idec, Inc.*                                                                                       62,400        $  2,153,424
Gilead Sciences, Inc.*                                                                                  109,300           3,912,940
ImClone Systems, Inc.^*                                                                                 151,790           5,236,755
MedImmune, Inc.*                                                                                        156,420           3,724,360
Neurocrine Biosciences, Inc.*                                                                            43,650           1,661,319
                                                                                                                       ------------
                                                                                                                       $ 16,688,798
                                                                                                                       ------------
BROADCAST & CABLE TV - 2.6%
Univision Communications, Inc., "A"*                                                                    115,640        $  3,202,072
Viacom, Inc., "B"                                                                                        93,170           3,245,111
Walt Disney Co.                                                                                         155,450           4,466,079
                                                                                                                       ------------
                                                                                                                       $ 10,913,262
                                                                                                                       ------------
BROKERAGE & ASSET MANAGERS - 9.1%
Franklin Resources, Inc.                                                                                110,850        $  7,609,853
Goldman Sachs Group, Inc.                                                                               123,070          13,536,469
Legg Mason, Inc.                                                                                        113,255           8,849,746
Lehman Brothers Holdings, Inc.                                                                           48,170           4,535,687
Mellon Financial Corp.                                                                                  143,960           4,108,618
                                                                                                                       ------------
                                                                                                                       $ 38,640,373
                                                                                                                       ------------
BUSINESS SERVICES - 1.5%
Getty Images, Inc.*                                                                                      92,310        $  6,564,164
                                                                                                                       ------------
CHEMICALS - 3.8%
Monsanto Co.                                                                                            116,560        $  7,518,120
Nalco Holding Co.*                                                                                      470,240           8,854,619
                                                                                                                       ------------
                                                                                                                       $ 16,372,739
                                                                                                                       ------------
COMPUTER SOFTWARE - 4.9%
Amdocs Ltd.*                                                                                            148,460        $  4,216,264
Computer Associates International, Inc.                                                                   1,063              28,807
FileNet Corp.*                                                                                           78,710           1,793,014
MicroStrategy, Inc., "A"*                                                                                70,600           3,831,462
Oracle Corp.*                                                                                           522,230           6,517,430
Symantec Corp.*                                                                                         215,500           4,596,615
                                                                                                                       ------------
                                                                                                                       $ 20,983,592
                                                                                                                       ------------
COMPUTER SOFTWARE - SYSTEMS - 2.2%
Dell, Inc.*                                                                                             187,300        $  7,196,066
Sun Microsystems, Inc.*                                                                                 571,100           2,307,244
                                                                                                                       ------------
                                                                                                                       $  9,503,310
                                                                                                                       ------------
CONSTRUCTION - 1.4%
Masco Corp.                                                                                             171,770        $  5,955,266
                                                                                                                       ------------
CONSUMER GOODS & SERVICES - 2.7%
Career Education Corp.*                                                                                  76,010        $  2,604,103
Colgate-Palmolive Co.                                                                                    40,220           2,098,277
Gillette Co.                                                                                             49,270           2,487,150
Procter & Gamble Co.                                                                                     79,680           4,223,040
                                                                                                                       ------------
                                                                                                                       $ 11,412,570
                                                                                                                       ------------
CONTAINERS - 2.3%
Owens-Illinois, Inc.*                                                                                   381,170        $  9,582,614
                                                                                                                       ------------
ELECTRICAL EQUIPMENT - 1.4%
Tyco International Ltd.                                                                                 182,410        $  6,165,458
                                                                                                                       ------------
ELECTRONICS - 3.0%
Analog Devices, Inc.                                                                                    115,840        $  4,186,458
Integrated Circuit Systems, Inc.*                                                                       121,760           2,328,051
KLA-Tencor Corp.                                                                                         46,160           2,123,822
Marvell Technology Group Ltd.*                                                                           59,130           2,267,044
Xilinx, Inc.                                                                                             69,120           2,020,378
                                                                                                                       ------------
                                                                                                                       $ 12,925,753
                                                                                                                       ------------
ENERGY - INDEPENDENT - 0.7%
EOG Resources, Inc.                                                                                      63,260        $  3,083,292
                                                                                                                       ------------
ENERGY - INTEGRATED - 4.9%
ConocoPhillips                                                                                           62,130        $  6,700,099
TOTAL S.A., ADR^                                                                                        119,910          14,057,049
                                                                                                                       ------------
                                                                                                                       $ 20,757,148
                                                                                                                       ------------
FOOD & DRUG STORES - 1.0%
CVS Corp.                                                                                                65,910        $  3,468,184
Kroger Co.^*                                                                                             59,650             956,190
                                                                                                                       ------------
                                                                                                                       $  4,424,374
                                                                                                                       ------------
FOOD & NON-ALCOHOLIC BEVERAGES - 3.4%
CoolBrands International, Inc.*                                                                         224,730        $  1,662,603
Nestle S.A                                                                                               14,536           3,976,515
PepsiCo, Inc.                                                                                           166,490           8,828,965
                                                                                                                       ------------
                                                                                                                       $ 14,468,083
                                                                                                                       ------------
FOREST & PAPER PRODUCTS - 1.4%
Abitibi-Consolidated, Inc.                                                                              410,000        $  1,898,300
Bowater, Inc.                                                                                           110,350           4,156,885
                                                                                                                       ------------
                                                                                                                       $  6,055,185
                                                                                                                       ------------
GAMING & LODGING - 0.9%
Carnival Corp.                                                                                           72,820        $  3,772,804
                                                                                                                       ------------
GENERAL MERCHANDISE - 1.1%
Target Corp.                                                                                             89,400        $  4,471,788
                                                                                                                       ------------
INSURANCE - 3.5%
American International Group, Inc.                                                                      145,830        $  8,080,440
Endurance Specialty Holdings Ltd.                                                                        62,480           2,364,243
Genworth Financial, Inc., "A"                                                                           157,870           4,344,582
                                                                                                                       ------------
                                                                                                                       $ 14,789,265
                                                                                                                       ------------
INTERNET - 1.2%
Yahoo!, Inc.*                                                                                           144,310        $  4,892,109
                                                                                                                       ------------
LEISURE & TOYS - 1.3%
Electronic Arts, Inc.*                                                                                  105,960        $  5,486,609
                                                                                                                       ------------
MACHINERY & TOOLS - 1.0%
Sandvik AB                                                                                              101,510        $  4,220,671
                                                                                                                       ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.9%
Apria Healthcare Group, Inc.*                                                                            44,270        $  1,421,067
Tenet Healthcare Corp.*                                                                                 198,420           2,287,783
                                                                                                                       ------------
                                                                                                                       $  3,708,850
                                                                                                                       ------------
MEDICAL EQUIPMENT - 0.8%
Cyberonics, Inc.^*                                                                                       32,220        $  1,423,157
Inamed Corp.*                                                                                            25,500           1,781,940
                                                                                                                       ------------
                                                                                                                       $  3,205,097
                                                                                                                       ------------
OIL SERVICES - 4.6%
GlobalSantaFe Corp.                                                                                     197,895        $  7,330,031
Halliburton Co.                                                                                         118,810           5,138,533
Noble Corp.                                                                                             129,420           7,274,698
                                                                                                                       ------------
                                                                                                                       $ 19,743,262
                                                                                                                       ------------
PERSONAL COMPUTERS & PERIPHERALS - 0.5%
EMC Corp.*                                                                                              179,490        $  2,211,317
                                                                                                                       ------------
PHARMACEUTICALS - 6.8%
Abbott Laboratories                                                                                      74,420        $  3,469,460
Eli Lilly & Co.                                                                                          87,490           4,558,229
Endo Pharmaceuticals Holdings, Inc.*                                                                    212,510           4,792,101
Johnson & Johnson                                                                                        70,600           4,741,496
Medicis Pharmaceutical Corp., "A"^                                                                       67,250           2,016,155
Wyeth                                                                                                   227,030           9,576,125
                                                                                                                       ------------
                                                                                                                       $ 29,153,566
                                                                                                                       ------------
PRINTING & PUBLISHING - 0.8%
Lamar Advertising Co., "A"*                                                                              85,540        $  3,446,407
                                                                                                                       ------------
RESTAURANTS - 1.4%
Cheesecake Factory, Inc.*                                                                                72,105        $  2,556,122
Outback Steakhouse, Inc.                                                                                 76,200           3,489,198
                                                                                                                       ------------
                                                                                                                       $  6,045,320
                                                                                                                       ------------
SPECIALTY CHEMICALS - 1.5%
Lyondell Chemical Co.                                                                                   230,560        $  6,437,235
                                                                                                                       ------------
SPECIALTY STORES - 2.3%
Gap, Inc.                                                                                               352,560        $  7,699,910
Lowe's Cos., Inc.                                                                                        36,900           2,106,621
                                                                                                                       ------------
                                                                                                                       $  9,806,531
                                                                                                                       ------------

ISSUER                                                                                                SHARES               VALUE
TELECOMMUNICATIONS - WIRELESS - 0.9%
Vodafone Group PLC, ADR                                                                                 147,306        $  3,912,447
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELINE - 2.2%
Cisco Systems, Inc.*                                                                                    432,920        $  7,744,939
QUALCOMM, Inc.                                                                                           47,540           1,742,341
                                                                                                                       ------------
                                                                                                                       $  9,487,280
                                                                                                                       ------------
TELEPHONE SERVICES - 2.4%
CenturyTel, Inc.^                                                                                        54,880        $  1,802,259
Sprint Corp.                                                                                            320,955           7,301,726
Verizon Communications, Inc.                                                                             28,990           1,029,145
                                                                                                                       ------------
                                                                                                                       $ 10,133,130
                                                                                                                       ------------
TOBACCO - 1.8%
Altria Group, Inc.                                                                                      116,400        $  7,611,396
                                                                                                                       ------------
TRUCKING - 1.4%
CNF, Inc.                                                                                               127,770        $  5,978,358
                                                                                                                       ------------
UTILITIES - ELECTRIC POWER - 1.5%
CMS Energy Corp.*                                                                                        85,900        $  1,120,136
Exelon Corp.                                                                                            118,210           5,424,657
                                                                                                                       ------------
                                                                                                                       $  6,544,793
                                                                                                                       ------------
Total Stocks (Identified Cost, $400,002,038)                                                                           $425,140,994
                                                                                                                       ------------

ISSUER                                                                                              PAR AMOUNT             VALUE
COLLATERAL FOR SECURITIES LOANED - 5.0%
Morgan Stanley Repurchase Agreement, 2.91%, dated 3/31/05, due 4/01/05, total to be received $4,121,594 (secured by various U.S. Treasury and Federal Agency
obligations in an individually traded account), at Cost                                               4,121,261        $  4,121,261
                                                                                                                       ------------

ISSUER                                                                                                SHARES               VALUE
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                            17,216,890          17,216,890
                                                                                                                       ------------
Total Collateral for Securities Loaned, at Amortized Cost                                                              $ 21,338,151
                                                                                                                       ------------
Total Investments (Identified Cost, $421,340,189)                                                                      $446,479,145
                                                                                                                       ------------
OTHER ASSETS, LESS LIABILITIES - (4.7)%                                                                                 (20,174,348)
                                                                                                                       ------------
NET ASSETS - 100.0%                                                                                                    $426,304,797
                                                                                                                       ------------

*   Non-income producing security.
^   All or a portion of this security is on loan.

ADR = American Depository Receipts

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE RESEARCH SERIES FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 03/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $422,899,963
                                                ============
Gross unrealized appreciation                   $ 38,605,991
Gross unrealized depreciation                    (15,026,809)
                                                ------------
  Net unrealized appreciation (depreciation)    $ 23,579,182
                                                ============


(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2005



                        Total Return Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS   March 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Total Return Series

ISSUER                                                                                                SHARES             VALUE
STOCKS - 60.4%

AEROSPACE - 1.8%
ITT Industries, Inc.                                                                                     23,800      $    2,147,712
Lockheed Martin Corp.^                                                                                  419,800          25,632,988
Northrop Grumman Corp.                                                                                  107,200           5,786,656
United Technologies Corp.                                                                                47,000           4,778,020
                                                                                                                     --------------
                                                                                                                     $   38,345,376
                                                                                                                     --------------
ALCOHOLIC BEVERAGES - 0.1%
Diageo PLC                                                                                              131,200      $    1,847,786
                                                                                                                     --------------
AUTOMOTIVE - 0.4%
SPX Corp.                                                                                               121,300      $    5,249,864
Toyota Motor Corp.                                                                                       67,000           2,493,634
                                                                                                                     --------------
                                                                                                                     $    7,743,498
                                                                                                                     --------------
BANKS & CREDIT COMPANIES - 8.9%
American Express Co.                                                                                    145,400      $    7,469,198
Bank of America Corp.                                                                                   933,496          41,167,174
Citigroup, Inc.                                                                                         678,733          30,502,261
Countrywide Financial Corp.                                                                              97,900           3,177,834
Fannie Mae                                                                                              133,600           7,274,520
Freddie Mac                                                                                             212,000          13,398,400
J.P. Morgan Chase & Co.                                                                                 927,454          32,089,908
MBNA Corp.                                                                                              192,100           4,716,055
PNC Financial Services Group, Inc.                                                                      451,520          23,244,250
SunTrust Banks, Inc.^                                                                                   201,300          14,507,691
U.S. Bancorp                                                                                            161,209           4,646,043
Wells Fargo & Co.                                                                                        88,200           5,274,360
                                                                                                                     --------------
                                                                                                                     $  187,467,694
                                                                                                                     --------------
BIOTECHNOLOGY - 0.3%
MedImmune, Inc.*                                                                                        293,870      $    6,997,045
                                                                                                                     --------------
BROADCAST & CABLE TV - 3.2%
Comcast Corp., "Special A"*                                                                              24,800      $      828,320
Dex Media, Inc.                                                                                         115,450           2,384,042
Interpublic Group of Cos., Inc.^*                                                                       938,710          11,527,359
News Corp., "A"                                                                                         223,200           3,776,544
Time Warner, Inc.*                                                                                      367,100           6,442,605
Viacom, Inc., "B"                                                                                       831,368          28,956,547
Walt Disney Co.                                                                                         450,740          12,949,760
                                                                                                                     --------------
                                                                                                                     $   66,865,177
                                                                                                                     --------------
BROKERAGE & ASSET MANAGERS - 3.2%
Franklin Resources, Inc.                                                                                 67,400      $    4,627,010
Goldman Sachs Group, Inc.                                                                                98,500          10,834,015
Lehman Brothers Holdings, Inc.                                                                           23,600           2,222,176
Mellon Financial Corp.                                                                                  791,740          22,596,260
Merrill Lynch & Co., Inc.                                                                               330,360          18,698,376
Morgan Stanley                                                                                          156,000           8,931,000
                                                                                                                     --------------
                                                                                                                     $   67,908,837
                                                                                                                     --------------
BUSINESS SERVICES - 0.6%
Accenture Ltd., "A"^*                                                                                   403,730      $    9,750,080
Fiserv, Inc.*                                                                                            52,400           2,085,520
                                                                                                                     --------------
                                                                                                                     $   11,835,600
                                                                                                                     --------------
CHEMICALS - 1.7%
3M Co.                                                                                                   37,400      $    3,204,806
Dow Chemical Co.^                                                                                       144,800           7,218,280
E.I. du Pont de Nemours & Co.                                                                           108,600           5,564,664
Monsanto Co.                                                                                             27,900           1,799,550
Nalco Holding Co.*                                                                                      216,400           4,074,812
PPG Industries, Inc.                                                                                    151,200          10,813,824
Syngenta AG                                                                                              32,900           3,435,076
                                                                                                                     --------------
                                                                                                                     $   36,111,012
                                                                                                                     --------------
COMPUTER SOFTWARE - 1.2%
Microsoft Corp.                                                                                          96,700      $    2,337,239
Oracle Corp.*                                                                                           248,400           3,100,032
Symantec Corp.*                                                                                         919,850          19,620,400
                                                                                                                     --------------
                                                                                                                     $   25,057,671
                                                                                                                     --------------
COMPUTER SOFTWARE - SYSTEMS - 0.7%
Dell, Inc.*                                                                                              53,000      $    2,036,260
Hewlett-Packard Co.                                                                                      79,000           1,733,260
International Business Machines Corp.                                                                     8,100             740,178
Sun Microsystems, Inc.*                                                                               2,105,300           8,505,412
Xerox Corp.^*                                                                                           183,200           2,775,480
                                                                                                                     --------------
                                                                                                                     $   15,790,590
                                                                                                                     --------------
CONSTRUCTION - 1.0%
Masco Corp.^                                                                                            583,900      $   20,243,813
                                                                                                                     --------------
CONSUMER GOODS & SERVICES - 0.9%
Gillette Co.                                                                                            198,900      $   10,040,472
Kimberly-Clark Corp.                                                                                    136,300           8,958,999
                                                                                                                     --------------
                                                                                                                     $   18,999,471
                                                                                                                     --------------
CONTAINERS - 1.1%
Owens-Illinois, Inc.*                                                                                   788,210      $   19,815,599
Smurfit-Stone Container Corp.*                                                                          225,110           3,482,452
                                                                                                                     --------------
                                                                                                                     $   23,298,051
                                                                                                                     --------------
ELECTRICAL EQUIPMENT - 2.1%
Cooper Industries Ltd., "A"                                                                              38,300      $    2,739,216
Emerson Electric Co.                                                                                     64,300           4,174,999
General Electric Co.                                                                                    437,400          15,772,644
Hubbell, Inc., "B"^                                                                                      42,400           2,166,640
Tyco International Ltd.                                                                                 596,870          20,174,206
                                                                                                                     --------------
                                                                                                                     $   45,027,705
                                                                                                                     --------------
ELECTRONICS - 0.2%
Analog Devices, Inc.                                                                                    122,500      $    4,427,150
                                                                                                                     --------------
ENERGY - INDEPENDENT - 1.9%
Apache Corp.                                                                                             39,800      $    2,436,954
Devon Energy Corp.                                                                                      409,420          19,549,805
EnCana Corp.                                                                                             58,500           4,119,570
EOG Resources, Inc.                                                                                     113,800           5,546,612
Unocal Corp.                                                                                            120,100           7,408,969
                                                                                                                     --------------
                                                                                                                     $   39,061,910
                                                                                                                     --------------
ENERGY - INTEGRATED - 2.9%
BP PLC, ADR                                                                                             208,620      $   13,017,888
ConocoPhillips                                                                                          100,100          10,794,784
Exxon Mobil Corp.                                                                                       358,496          21,366,362
TOTAL S.A., ADR^                                                                                        131,700          15,439,191
                                                                                                                     --------------
                                                                                                                     $   60,618,225
                                                                                                                     --------------
FOOD & DRUG STORES - 0.1%
Rite Aid Corp.^*                                                                                        411,450      $    1,629,342
                                                                                                                     --------------
FOOD & NON-ALCOHOLIC BEVERAGES - 2.0%
Archer Daniels Midland Co.^                                                                             214,500      $    5,272,410
General Mills, Inc.                                                                                     260,930          12,824,709
H.J. Heinz Co.                                                                                          172,800           6,365,952
Kellogg Co.                                                                                             138,100           5,975,587
Nestle S.A.                                                                                               7,663           2,096,315
PepsiCo, Inc.                                                                                           126,500           6,708,295
Sara Lee Corp.                                                                                          153,150           3,393,804
                                                                                                                     --------------
                                                                                                                     $   42,637,072
                                                                                                                     --------------
FOREST & PAPER PRODUCTS - 1.0%
Bowater, Inc.                                                                                           285,960      $   10,772,113
International Paper Co.                                                                                 266,400           9,800,856
                                                                                                                     --------------
                                                                                                                     $   20,572,969
                                                                                                                     --------------
GAMING & LODGING - 0.2%
Cendant Corp.                                                                                           210,200      $    4,317,508
                                                                                                                     --------------
GENERAL MERCHANDISE - 0.3%
Family Dollar Stores, Inc.                                                                               91,200      $    2,768,832
Wal-Mart Stores, Inc.                                                                                    58,600           2,936,446
                                                                                                                     --------------
                                                                                                                     $    5,705,278
                                                                                                                     --------------
INSURANCE - 3.1%
AFLAC, Inc.                                                                                             141,700      $    5,279,742
Allstate Corp.                                                                                          399,410          21,592,105
Chubb Corp.^                                                                                             26,500           2,100,655
Conseco, Inc.*                                                                                          528,270          10,787,273
Genworth Financial, Inc., "A"                                                                           114,700           3,156,544
Hartford Financial Services Group, Inc.^                                                                194,750          13,352,060
MetLife, Inc.                                                                                           220,600           8,625,460
                                                                                                                     --------------
                                                                                                                     $   64,893,839
                                                                                                                     --------------
LEISURE & TOYS - 0.4%
Hasbro, Inc.                                                                                             78,600      $    1,607,370
Mattel, Inc.                                                                                            330,260           7,051,051
                                                                                                                     --------------
                                                                                                                     $    8,658,421
                                                                                                                     --------------
MACHINERY & TOOLS - 0.9%
Caterpillar, Inc.                                                                                        15,200      $    1,389,888
Deere & Co.                                                                                              73,600           4,940,768
Finning International, Inc.##                                                                             4,940             134,265
Illinois Tool Works, Inc.                                                                                44,300           3,966,179
Ingersoll-Rand Co. Ltd., "A"                                                                             26,600           2,118,690
Precision Castparts Corp.                                                                                47,000           3,619,470
Sandvik AB                                                                                               79,500           3,305,520
                                                                                                                     --------------
                                                                                                                     $   19,474,780
                                                                                                                     --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.8%
Apria Healthcare Group, Inc.*                                                                           161,340      $    5,179,014
Tenet Healthcare Corp.*                                                                                 933,940          10,768,328
                                                                                                                     --------------
                                                                                                                     $   15,947,342
                                                                                                                     --------------
MEDICAL EQUIPMENT - 0.2%
Baxter International, Inc.^                                                                              58,550      $    1,989,529
Boston Scientific Corp.*                                                                                 60,800           1,780,832
                                                                                                                     --------------
                                                                                                                     $    3,770,361
                                                                                                                     --------------
METALS & MINING - 0.2%
BHP Billiton PLC                                                                                        294,500      $    3,953,065
                                                                                                                     --------------
NATURAL GAS - DISTRIBUTION - 0.3%
AGL Resources, Inc.                                                                                      89,690      $    3,132,872
NiSource, Inc.                                                                                          133,419           3,040,619
                                                                                                                     --------------
                                                                                                                     $    6,173,491
                                                                                                                     --------------
OIL SERVICES - 2.3%
BJ Services Co.^                                                                                        105,060      $    5,450,513
Cooper Cameron Corp.*                                                                                   157,280           8,997,989
GlobalSantaFe Corp.                                                                                     414,770          15,363,081
Noble Corp.                                                                                             336,920          18,938,273
                                                                                                                     --------------
                                                                                                                     $   48,749,856
                                                                                                                     --------------
PHARMACEUTICALS - 4.4%
Abbott Laboratories                                                                                     387,310      $   18,056,392
Eli Lilly & Co.                                                                                          17,300             901,330
Johnson & Johnson                                                                                       214,390          14,398,432
Merck & Co., Inc.                                                                                       840,300          27,200,511
Novartis AG                                                                                              34,700           1,618,608
Pfizer, Inc.                                                                                             52,300           1,373,921
Roche Holding AG                                                                                         23,800           2,550,604
Wyeth                                                                                                   632,000          26,657,760
                                                                                                                     --------------
                                                                                                                     $   92,757,558
                                                                                                                     --------------
PRINTING & PUBLISHING - 0.5%
Reed Elsevier PLC                                                                                       676,800      $    7,008,354
Tribune Co.                                                                                              74,400           2,966,328
                                                                                                                     --------------
                                                                                                                     $    9,974,682
                                                                                                                     --------------
RAILROAD & SHIPPING - 0.2%
Burlington Northern Santa Fe Corp.                                                                       89,500      $    4,826,735
                                                                                                                     --------------
RESTAURANTS - 0.1%
McDonald's Corp.                                                                                         79,700      $    2,481,858
                                                                                                                     --------------
SPECIALTY CHEMICALS - 0.5%
Air Products & Chemicals, Inc.^                                                                         132,250      $    8,370,102
Praxair, Inc.                                                                                            27,200           1,301,792
                                                                                                                     --------------
                                                                                                                     $    9,671,894
                                                                                                                     --------------
SPECIALTY STORES - 1.5%
Circuit City Stores, Inc.                                                                                63,400      $    1,017,570
Gap, Inc.                                                                                               705,650          15,411,396
Lowe's Cos., Inc.                                                                                        36,100           2,060,949
OfficeMax, Inc.^                                                                                        211,200           7,075,200
TJX Cos., Inc.                                                                                          271,000           6,674,730
                                                                                                                     --------------
                                                                                                                     $   32,239,845
                                                                                                                     --------------
TELECOMMUNICATIONS - WIRELESS - 0.6%
Vodafone Group PLC, ADR                                                                                 436,451      $   11,592,139
                                                                                                                     --------------
TELECOMMUNICATIONS - WIRELINE - 1.6%
Cisco Systems, Inc.*                                                                                     97,500      $    1,744,275
Nokia Corp., ADR                                                                                      1,006,780          15,534,615
Nortel Networks Corp.^*                                                                               6,402,390          17,478,525
                                                                                                                     --------------
                                                                                                                     $   34,757,415
                                                                                                                     --------------
TELEPHONE SERVICES - 3.9%
SBC Communications, Inc.^                                                                               220,746      $    5,229,473
Sprint Corp.                                                                                          1,792,320          40,775,280
Verizon Communications, Inc.                                                                          1,022,322          36,292,431
                                                                                                                     --------------
                                                                                                                     $   82,297,184
                                                                                                                     --------------
TOBACCO - 1.0%
Altria Group, Inc.                                                                                      328,900      $   21,506,771
                                                                                                                     --------------
TRUCKING - 0%
CNF, Inc.                                                                                                14,800      $      692,492
                                                                                                                     --------------
UTILITIES - ELECTRIC POWER - 2.1%
Calpine Corp.*                                                                                        2,166,890      $    6,067,292
Cinergy Corp.^                                                                                           88,000           3,565,760
Dominion Resources, Inc.                                                                                149,500          11,127,285
Entergy Corp.                                                                                           119,900           8,472,134
Exelon Corp.                                                                                            100,380           4,606,438
FPL Group, Inc.^                                                                                         16,400             658,460
PPL Corp.^                                                                                              102,200           5,517,778
Public Service Enterprise Group, Inc.^                                                                   29,000           1,577,310
TXU Corp.                                                                                                40,100           3,193,163
                                                                                                                     --------------
                                                                                                                     $   44,785,620
                                                                                                                     --------------
Total Stocks (Identified Cost, $1,118,881,452)                                                                       $1,271,714,128
                                                                                                                     --------------

ISSUER                                                                                              PAR AMOUNT            VALUE
BONDS - 38.1%

ADVERTISING & BROADCASTING - 0.1%
News America Holdings, 8.5%, 2025                                                                  $    994,000      $    1,232,719
News America, Inc., 6.2%, 2034##                                                                      1,106,000           1,093,575
                                                                                                                     --------------
                                                                                                                     $    2,326,294
                                                                                                                     --------------
AEROSPACE - 0.4%
BAE Systems Holdings, Inc., 6.4%, 2011##                                                           $  1,950,000      $    2,120,081
Boeing Capital Corp., 6.5%, 2012                                                                      3,252,000           3,528,082
Northrop Grumman Corp., 7.75%, 2031                                                                   2,738,000           3,460,925
                                                                                                                     --------------
                                                                                                                     $    9,109,088
                                                                                                                     --------------
AIRLINES - 0.1%
Continental Airlines, Inc., 6.648%, 2017                                                           $  1,948,532      $    1,849,322
                                                                                                                     --------------
ALCOHOLIC BEVERAGES - 0.1%
Miller Brewing Co., 5.5%, 2013##                                                                   $  2,785,000      $    2,831,434
                                                                                                                     --------------
ASSET BACKED & SECURITIZED - 2.4%
AmeriCredit Automobile Receivables Trust, 2.18%, 2008                                              $  2,195,000      $    2,171,460
Bear Stearns Commercial Mortgage Securities, Inc., 6.8%, 2008                                         1,309,929           1,351,053
Bear Stearns Commercial Mortgage Securities, Inc., 5.116%, 2041                                       1,220,816           1,219,671
Beneficial Home Equity Loan Trust, FRN, 2.97%, 2037                                                   1,329,290           1,325,554
Blackrock Capital Finance LP, 7.75%, 2026##                                                             310,968             314,466
CPS Auto Receivables Trust, 2.89%, 2009##                                                               156,398             154,150
CRIIMI MAE CMBS Corp., 6.701%, 2008##                                                                 1,272,000           1,310,070
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033##                                                      1,630,000           1,713,443
Capital One Auto Finance Trust, 4.79%, 2009                                                           1,576,843           1,585,421
Chase Commercial Mortgage Securities Corp., 6.39%, 2008                                               2,893,000           3,057,432
Chase Commercial Mortgage Securities Corp., 7.543%, 2009                                                681,534             725,173
Citibank Credit Card Issuance Trust, 6.65%, 2008                                                      4,743,000           4,879,468
Countrywide Asset-Backed Certificates, 4.575%, 2035                                                      81,000              81,000
Countrywide Asset-Backed Certificates, 4.823%, 2035                                                   1,298,000           1,298,000
Credit Suisse First Boston Mortgage Securities Corp., 6.38%, 2035                                       800,000             858,991
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                               1,849,713           1,934,371
Falcon Franchise Loan LLC, 7.382%, 2010##                                                               550,793             572,630
First Union-Lehman Brothers Bank of America, 6.56%, 2035                                                886,538             933,981
First Union-Lehman Brothers Commercial Mortgage Trust, 6.65%, 2029                                      525,896             550,425
First Union-Lehman Brothers Commercial Mortgage Trust, 7.38%, 2029                                      549,265             575,312
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                                                    858,164             864,013
Greenwich Capital Commercial Funding Corp., 5.317%, 2036                                                625,465             636,335
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                                              1,644,482           1,617,830
J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.38%, 2041                                   1,985,000           2,013,697
J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.038%, 2046                                  2,097,327           2,070,733
J.P. Morgan Commercial Mortgage Finance Corp., 6.613%, 2030                                           1,179,000           1,235,510
Merrill Lynch Mortgage Investors, Inc., 6.39%, 2030                                                     665,266             694,349
Morgan Stanley Capital I, 0.2615%, 2030^^##                                                          72,587,863           1,567,194
Morgan Stanley Capital I, 5.168%, 2042                                                                  859,244             863,498
Mortgage Capital Funding, Inc., 6.337%, 2031                                                          2,846,114           2,981,476
Multi-Family Capital Access One, Inc., 6.65%, 2024                                                      493,271             528,781
Residential Asset Mortgage Products, Inc., 3.8%, 2030                                                   982,466             980,196
Residential Asset Mortgage Products, Inc., 4.9708%, 2034                                                931,000             918,048
Residential Asset Mortgage Products, Inc., 4.109%, 2035                                                 978,423             964,593
Structured Asset Securities Corp., 4.67%, 2035                                                        3,279,080           3,249,158
Wachovia Bank Commerical Mortgage Trust, 4.847%, 2041                                                 1,900,000           1,862,185
Wachovia Bank Commercial Mortgage Trust, 5.083%, 2042                                                 1,523,724           1,522,117
                                                                                                                     --------------
                                                                                                                     $   51,181,784
                                                                                                                     --------------
AUTOMOTIVE - 0.5%
DaimlerChrysler N.A. Holdings Corp., 8%, 2010                                                      $    678,000      $      753,780
DaimlerChrysler N.A. Holdings Corp., 6.5%, 2013                                                       1,136,000           1,181,412
Ford Motor Co., 7.45%, 2031                                                                           1,310,000           1,185,006
Ford Motor Credit Co., 7.75%, 2007                                                                      810,000             838,697
Ford Motor Credit Co., 7.375%, 2009 - 2011                                                            1,751,000           1,746,029
Ford Motor Credit Co., 7.875%, 2010                                                                   1,171,000           1,192,173
General Motors Acceptance Corp., 5.125%, 2008                                                           778,000             720,324
General Motors Acceptance Corp., 7.25%, 2011                                                          1,644,000           1,526,367
General Motors Corp., 8.375%, 2033                                                                    2,510,000           2,147,887
                                                                                                                     --------------
                                                                                                                     $   11,291,675
                                                                                                                     --------------
BANKS & CREDIT COMPANIES - 1.6%
Abbey National Capital Trust I, 8.963% to 2030, 5.945% to 2049,                                    $  1,558,000      $    2,191,749
Bank of America Corp., 7.4%, 2011                                                                     2,792,000           3,147,544
Citigroup, Inc., 5%, 2014                                                                             4,562,000           4,478,862
Credit Suisse First Boston (USA), Inc., 4.625%, 2008                                                  1,210,000           1,215,446
Credit Suisse First Boston (USA), Inc., 4.125%, 2010                                                  2,130,000           2,065,139
DBS Capital Funding Corp., 7.657% to 2011, 6.32% to 2049##                                            1,476,000           1,671,992
HBOS Capital Funding LP, 6.071% to 2014, 5.02% to 2049##                                                977,000           1,022,932
J.P. Morgan Chase & Co., 5.125%, 2014                                                                 1,595,000           1,569,769
Mizuho Financial Group, Inc., 5.79%, 2014##                                                           1,078,000           1,092,337
Natexis AMBS Co. LLC, 8.44% to 2008, 6.346% to 2049##                                                   135,000             150,060
Popular North America, Inc., 4.25%, 2008                                                              1,839,000           1,826,666
RBS Capital Trust II, 6.425% to 2034, 5.0625% to 2049                                                 1,490,000           1,591,879
Socgen Real Estate LLC, 7.64% to 2007, 5.962% to 2049##                                               3,128,000           3,350,407
UFJ Finance Aruba AEC, 6.75%, 2013                                                                    1,024,000           1,102,449
UniCredito Italiano Capital Trust II, 9.2% to 2010, 6.47% to 2049##                                   1,509,000           1,794,851
Wachovia Corp., 5.25%, 2014                                                                           2,811,000           2,819,003
Wells Fargo & Co., 6.45%, 2011                                                                          340,000             369,087
Wells Fargo National Bank Assn., 4.75%, 2015                                                       $  2,588,000      $    2,508,328
                                                                                                                     --------------
                                                                                                                     $   33,968,500
                                                                                                                     --------------
BROADCAST & CABLE TV - 0.4%
Cox Communications, Inc., 4.625%, 2013                                                             $  1,624,000      $    1,513,282
TCI Communications Financing III, 9.65%, 2027                                                         4,805,000           5,432,687
Time Warner Entertainment Co. LP, 10.15%, 2012                                                          335,000             425,771
Time Warner Entertainment Co. LP, 8.375%, 2033                                                        1,050,000           1,319,942
                                                                                                                     --------------
                                                                                                                     $    8,691,682
                                                                                                                     --------------
BROKERAGE & ASSET MANAGERS - 0.4%
Goldman Sachs Group, Inc., 5.7%, 2012                                                              $  2,668,000      $    2,746,706
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                           1,405,000           1,521,727
Merrill Lynch & Co., Inc., 5.45%, 2014                                                                  807,000             812,770
Morgan Stanley Group, Inc., 6.75%, 2011                                                               1,530,000           1,667,581
Morgan Stanley Group, Inc., 4.75%, 2014                                                               1,168,000           1,112,075
                                                                                                                     --------------
                                                                                                                     $    7,860,859
                                                                                                                     --------------
BUILDING - 0.1%
CRH North America, Inc., 6.95%, 2012                                                               $  1,847,000      $    2,028,069
                                                                                                                     --------------
CHEMICALS - 0.1%
Dow Chemical Co., 5.75%, 2008                                                                      $  1,416,000      $    1,470,781
                                                                                                                     --------------
CONGLOMERATES - 0.1%
Kennametal, Inc., 7.2%, 2012                                                                       $  1,780,000      $    1,966,943
Tyco International Group S.A., 6.75%, 2011                                                              400,000             433,433
                                                                                                                     --------------
                                                                                                                     $    2,400,376
                                                                                                                     --------------
CONSUMER GOODS & SERVICES - 0.1%
Cendant Corp., 6.875%, 2006                                                                        $  1,280,000      $    1,324,788
Cendant Corp., 6.25%, 2008                                                                              818,000             851,414
                                                                                                                     --------------
                                                                                                                     $    2,176,202
                                                                                                                     --------------
DEFENSE ELECTRONICS - 0%
Raytheon Co., 6.15%, 2008                                                                          $  1,077,000      $    1,126,758
                                                                                                                     --------------
EMERGING MARKET QUASI-SOVEREIGN - 0%
Pemex Project Funding Master Trust, 8.625%, 2022                                                   $    316,000      $      359,055
                                                                                                                     --------------
EMERGING MARKET SOVEREIGN - 0.3%
State of Israel, 4.625%, 2013                                                                      $    981,000      $      942,037
United Mexican States, 6.625%, 2015                                                                   2,169,000           2,260,098
United Mexican States, 8.125%, 2019                                                                     726,000             831,996
United Mexican States, 8%, 2022                                                                         513,000             582,255
United Mexican States, 7.5%, 2033                                                                       885,000             938,100
                                                                                                                     --------------
                                                                                                                     $    5,554,486
                                                                                                                     --------------
ENERGY - INDEPENDENT - 0.3%
Anderson Exploration Ltd., 6.75%, 2011                                                             $    154,000      $      166,173
Devon Financing Corp. U.L.C., 6.875%, 2011                                                            1,456,000           1,603,097
EnCana Holdings Finance Corp., 5.8%, 2014                                                             1,155,000           1,209,019
Kerr-McGee Corp., 6.95%, 2024                                                                           761,000             781,296
Ocean Energy, Inc., 7.25%, 2011                                                                         572,000             639,348
Pioneer Natural Resource Co., 5.875%, 2016                                                              960,000             981,759
                                                                                                                     --------------
                                                                                                                     $    5,380,692
                                                                                                                     --------------
ENERGY - INTEGRATED - 0%
Amerada Hess Corp., 7.3%, 2031                                                                     $    578,000      $      651,796
                                                                                                                     --------------
ENTERTAINMENT - 0.1%
Walt Disney Co., 6.75%, 2006                                                                       $    643,000      $      660,083
Walt Disney Co., 6.375%, 2012                                                                         1,132,000           1,216,864
                                                                                                                     --------------
                                                                                                                     $    1,876,947
                                                                                                                     --------------
FINANCIAL INSTITUTIONS - 0.4%
General Electric Capital Corp., 7.5%, 2005                                                         $  3,643,000      $    3,661,193
General Electric Capital Corp., 8.75%, 2007                                                             904,000             986,688
SLM Corp., 4%, 2009                                                                                   1,394,000           1,363,623
SLM Corp., 5.375%, 2013                                                                               1,702,000           1,752,469
                                                                                                                     --------------
                                                                                                                     $    7,763,973
                                                                                                                     --------------
FOOD & NON-ALCOHOLIC BEVERAGES - 0.2%
Cadbury Schweppes PLC, 5.125%, 2013##                                                              $  2,689,000      $    2,671,642
Kraft Foods, Inc., 6.25%, 2012                                                                        1,489,000           1,600,712
                                                                                                                     --------------
                                                                                                                     $    4,272,354
                                                                                                                     --------------
FOREST & PAPER PRODUCTS - 0.1%
MeadWestvaco Corp., 6.8%, 2032                                                                     $    724,000      $      794,302
Weyerhaeuser Co., 6.75%, 2012                                                                         2,123,000           2,331,769
                                                                                                                     --------------
                                                                                                                     $    3,126,071
                                                                                                                     --------------
INSURANCE* - 0.7%
AIG SunAmerica Global Financing II, 7.6%, 2005##                                                   $  3,135,000      $    3,160,676
AIG SunAmerica Institutional Funding II, 5.75%, 2009                                                  2,804,000           2,914,923
MetLife, Inc., 6.5%, 2032                                                                             2,610,000           2,851,905
Prudential Financial, Inc., 5.1%, 2014                                                                3,295,000           3,262,393
Prudential Funding Corp., 6.6%, 2008##                                                                1,544,000           1,637,077
                                                                                                                     --------------
                                                                                                                     $   13,826,974
                                                                                                                     --------------
INSURANCE - PROPERTY & CASUALTY - 0.2%
Allstate Corp., 6.125%, 2032                                                                       $  1,617,000      $    1,702,365
Fund American Cos., Inc., 5.875%, 2013                                                                1,110,000           1,126,992
Safeco Corp., 4.875%, 2010                                                                              283,000             283,537
Travelers Property Casualty Corp., 6.375%, 2033                                                         736,000             759,419
                                                                                                                     --------------
                                                                                                                     $    3,872,313
                                                                                                                     --------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 0.2%
Hydro-Quebec, 6.3%, 2011                                                                           $  2,256,000      $    2,439,674
KFW International Finance, Inc., 4.25%, 2005                                                       $  1,600,000      $    1,600,787
                                                                                                                     --------------
                                                                                                                     $    4,040,461
                                                                                                                     --------------
INTERNATIONAL MARKET SOVEREIGN - 0.1%
Republic of Italy, 4.625%, 2005                                                                    $  3,119,000      $    3,130,634
                                                                                                                     --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.1%
HCA, Inc., 8.75%, 2010                                                                             $    355,000      $      399,228
HCA, Inc., 6.95%, 2012                                                                                1,390,000           1,442,759
                                                                                                                     --------------
                                                                                                                     $    1,841,987
                                                                                                                     --------------
MORTGAGE BACKED - 13.7%
Fannie Mae, 5.722%, 2009                                                                           $  5,090,000      $    5,260,025
Fannie Mae, 4.01%, 2013                                                                                 197,936             187,189
Fannie Mae, 4.518%, 2014                                                                              1,766,127           1,721,552
Fannie Mae, 4.63%, 2014                                                                                 492,564             482,739
Fannie Mae, 4.846%, 2014                                                                                997,386             992,708
Fannie Mae, 4.925%, 2015                                                                              2,885,081           2,862,541
Fannie Mae, 6%, 2016 - 2034                                                                          42,131,365          43,219,592
Fannie Mae, 5.5%, 2016 - 2035                                                                        87,978,862          88,505,015
Fannie Mae, 4.5%, 2018 - 2019                                                                         8,397,164           8,223,365
Fannie Mae, 5%, 2018 - 2034                                                                          20,758,775          20,690,365
Fannie Mae, 6.5%, 2028 - 2034                                                                        16,602,373          17,266,048
Fannie Mae, 7.5%, 2030 - 2031                                                                           798,022             853,891
Freddie Mac, 5%, 2017 - 2034                                                                         16,297,993          16,116,711
Freddie Mac, 4.5%, 2018 - 2019                                                                       12,000,217          11,771,981
Freddie Mac, 5.5%, 2019 - 2034                                                                       20,033,571          20,138,818
Freddie Mac, 6%, 2020 - 2034                                                                         15,913,042          16,334,488
Freddie Mac, 6.5%, 2034                                                                               4,709,282           4,887,485
Ginnie Mae, 7.5%, 2024 - 2028                                                                             8,418               9,048
Ginnie Mae, 6.5%, 2028 - 2034                                                                         2,157,772           2,256,309
Ginnie Mae, 4.5%, 2033 - 2034                                                                         1,094,001           1,048,575
Ginnie Mae, 5.5%, 2033 - 2034                                                                        13,002,596          13,135,760
Ginnie Mae, 6%, 2033 - 2034                                                                           9,423,840           9,688,834
Ginnie Mae, 5%, 2034                                                                                  2,289,392           2,260,996
                                                                                                                     --------------
                                                                                                                     $  287,914,035
                                                                                                                     --------------
NATURAL GAS - PIPELINE - 0.2%
CenterPoint Energy Resources Corp., 7.875%, 2013                                                   $    815,000      $      944,717
Kinder Morgan Energy Partners LP, 6.75%, 2011                                                           740,000             802,821
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                          1,373,000           1,586,121
Kinder Morgan Energy Partners LP, 7.75%, 2032                                                           980,000           1,177,664
                                                                                                                     --------------
                                                                                                                     $    4,511,323
                                                                                                                     --------------
OIL SERVICES - 0%
Halliburton Co., 5.5%, 2010                                                                        $  1,071,000      $    1,101,881
                                                                                                                     --------------
PHARMACEUTICALS - 0.1%
Wyeth, 5.25%, 2013                                                                                 $  1,226,000      $    1,246,252
                                                                                                                     --------------
POLLUTION CONTROL - 0.1%
Waste Management, Inc., 7.375%, 2010                                                               $  1,341,000      $    1,494,475
                                                                                                                     --------------
RAILROAD & SHIPPING - 0.1%
CSX Corp., 6.75%, 2011                                                                             $    450,000      $      491,091
Union Pacific Corp., 6.125%, 2012                                                                       507,000             538,951
Union Pacific Corp., 5.375%, 2014                                                                  $    487,000      $      492,379
                                                                                                                     --------------
                                                                                                                     $    1,522,421
                                                                                                                     --------------
REAL ESTATE - 0.3%
Boston Properties, Inc., 5%, 2015                                                                  $    369,000      $      355,499
EOP Operating LP, 6.8%, 2009                                                                          1,238,000           1,321,935
HRPT Properties Trust, 6.25%, 2016                                                                    1,169,000           1,235,271
Simon Property Group LP, 6.375%, 2007                                                                 1,069,000           1,113,719
Vornado Realty Trust, 5.625%, 2007                                                                    3,304,000           3,386,174
                                                                                                                     --------------
                                                                                                                     $    7,412,598
                                                                                                                     --------------
RESTAURANTS - 0%
YUM! Brands, Inc., 8.875%, 2011                                                                    $    400,000      $      479,269
                                                                                                                     --------------
SUPERMARKETS - 0.1%
Kroger Co., 6.75%, 2012                                                                            $  1,089,000      $    1,186,812
                                                                                                                     --------------
TELECOMMUNICATIONS - WIRELESS - 0.2%
AT&T Wireless Services, Inc., 7.35%, 2006                                                          $    903,000      $      931,036
AT&T Wireless Services, Inc., 8.75%, 2031                                                               805,000           1,062,045
Cingular Wireless LLC, 6.5%, 2011                                                                       693,000             745,827
Sprint Capital Corp., 6.875%, 2028                                                                    1,070,000           1,145,532
                                                                                                                     --------------
                                                                                                                     $    3,884,440
                                                                                                                     --------------
TELECOMMUNICATIONS - WIRELINE - 0.8%
BellSouth Corp., 6.55%, 2034                                                                       $  1,472,000      $    1,575,092
Deutsche Telekom International Finance B.V., 8.75%, 2030                                              1,551,000           2,028,477
France Telecom S.A., 7.75%, 2011                                                                        816,000             933,697
PCCW-HKTC Capital II Ltd., 6%, 2013##                                                                 1,321,000           1,358,482
SBC Communications, Inc., 5.1%, 2014                                                                  1,273,000           1,240,769
SBC Communications, Inc., 6.15%, 2034                                                                   700,000             701,296
Telecom Italia Capital, 5.25%, 2013                                                                     752,000             742,945
Telecom Italia Capital, 6%, 2034##                                                                    1,020,000             987,699
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                                                  1,716,000           1,757,261
Verizon New York, Inc., 6.875%, 2012                                                                  4,213,000           4,592,225
                                                                                                                     --------------
                                                                                                                     $   15,917,943
                                                                                                                     --------------
U.S. GOVERNMENT AGENCIES - 4.2%
Fannie Mae, 3.25%, 2006                                                                            $  4,950,000      $    4,911,425
Fannie Mae, 3%, 2007                                                                                  3,350,000           3,287,124
Fannie Mae, 5.25%, 2007                                                                              12,269,000          12,556,843
Fannie Mae, 6.625%, 2009 - 2010                                                                      13,027,000          14,257,852
Fannie Mae, 6%, 2011                                                                                  1,539,000           1,647,675
Fannie Mae, 4.625%, 2014                                                                              2,516,000           2,463,106
Federal Home Loan Bank, 3.25%, 2006                                                                   3,270,000           3,245,773
Federal Home Loan Bank, 3.75%, 2006                                                                  10,025,000           9,987,567
Federal Home Loan Bank, 3.9%, 2008                                                                    1,240,000           1,230,225
Freddie Mac, 7%, 2005                                                                                 9,270,000           9,373,388
Freddie Mac, 2.875%, 2006                                                                             2,198,000           2,160,533
Freddie Mac, 4.125%, 2009                                                                             4,750,000           4,675,572
Freddie Mac, 4.875%, 2013                                                                            10,686,000          10,731,074
Small Business Administration, 4.35%, 2023                                                              430,142             414,332
Small Business Administration, 4.77%, 2024                                                            1,149,713           1,132,683
Small Business Administration, 4.99%, 2024                                                            1,533,785           1,527,166
Small Business Administration, 5.18%, 2024                                                            1,883,141           1,897,463
Small Business Administration, 5.52%, 2024                                                            2,728,773           2,795,318
Small Business Administration, 4.95%, 2025                                                            1,231,000           1,219,893
                                                                                                                     --------------
                                                                                                                     $   89,515,012
                                                                                                                     --------------
U.S. TREASURY OBLIGATIONS - 8.1%
U.S. Treasury Bonds, 10.375%, 2012                                                                 $  1,482,000      $    1,716,921
U.S. Treasury Bonds, 8%, 2021                                                                           320,000             434,550
U.S. Treasury Bonds, 6.25%, 2023                                                                     22,960,000          26,733,155
U.S. Treasury Bonds, 5.375%, 2031                                                                     8,384,000           9,137,579
U.S. Treasury Notes, 5.875%, 2005                                                                     1,976,000           2,007,648
U.S. Treasury Notes, 6.5%, 2005                                                                       3,354,000           3,368,935
U.S. Treasury Notes, 6.875%, 2006                                                                     6,270,000           6,498,510
U.S. Treasury Notes, 7%, 2006                                                                        28,864,000          30,083,966
U.S. Treasury Notes, 5.5%, 2008                                                                       7,085,000           7,386,941
U.S. Treasury Notes, 4.75%, 2008 - 2014                                                              54,307,000          55,597,330
U.S. Treasury Notes, 4.25%, 2010 - 2014                                                               7,814,692           8,793,110
U.S. Treasury Notes, 3%, 2012                                                                        10,290,517          11,325,629
U.S. Treasury Notes, 4.375%, 2012                                                                     1,778,000           1,782,168
U.S. Treasury Notes, 4%, 2012 - 2015                                                                  3,723,000           3,606,534
U.S. Treasury Notes, 3.875%, 2013                                                                     2,121,000           2,047,344
                                                                                                                     --------------
                                                                                                                     $  170,520,320
                                                                                                                     --------------
UTILITIES - ELECTRIC POWER - 1.1%
DTE Energy Co., 7.05%, 2011                                                                        $  1,827,000      $    2,021,557
Duke Capital Corp., 8%, 2019                                                                          1,186,000           1,407,031
Exelon Generation Co. LLC, 6.95%, 2011                                                                1,500,000           1,650,169
FirstEnergy Corp., 6.45%, 2011                                                                        1,417,000           1,494,999
MidAmerican Energy Holdings Co., 3.5%, 2008                                                           1,030,000             993,679
MidAmerican Energy Holdings Co., 5.875%, 2012                                                           535,000             555,616
MidAmerican Funding LLC, 6.927%, 2029                                                                 2,762,000           3,115,442
Niagara Mohawk Power Corp., 7.75%, 2006                                                                 942,000             980,635
Northeast Utilities, 8.58%, 2006                                                                        682,709             703,251
Oncor Electric Delivery Co., 7%, 2022                                                                 2,032,000           2,300,214
PSEG Power LLC, 6.95%, 2012                                                                             697,000             771,412
PSEG Power LLC, 8.625%, 2031                                                                            918,000           1,219,020
Pacific Gas & Electric Co., 4.8%, 2014                                                                1,145,000           1,114,536
System Energy Resources, Inc., 5.129%, 2014##                                                         1,003,168             979,825
TXU Energy Co., 7%, 2013                                                                              1,019,000           1,115,170
W3A Funding Corp., 8.09%, 2017                                                                        2,082,261           2,249,321
                                                                                                                     --------------
                                                                                                                     $   22,671,877
                                                                                                                     --------------
Total Bonds (Identified Cost, $800,679,374)                                                                          $  803,389,225
                                                                                                                     --------------
SHORT-TERM OBLIGATION - 0.9%<
General Electric Capital Corp., 2.84%, due 4/01/05, at Amortized Cost                              $ 18,328,000      $   18,328,000
                                                                                                                     --------------

ISSUER                                                                                                SHARES              VALUE
COLLATERAL FOR SECURITIES LOANED - 4.6%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                            97,727,396      $   97,727,396
                                                                                                                     --------------
Total Investments (Identified Cost, $2,035,616,222)~                                                                 $2,191,158,749
                                                                                                                     --------------
OTHER ASSETS, LESS LIABILITIES - (4.0)%                                                                                 (84,108,340)
                                                                                                                     --------------
NET ASSETS - 100.0%                                                                                                  $2,107,050,409
                                                                                                                     --------------

*   Non-income producing security.
^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
##  SEC Rule 144A restriction.
^   All or a portion of this security is on loan.
<   The rate shown represents an annualized yield at time of purchase.
~ As of March 31, 2005, the fund had one security representing $134,265 and 0.006% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

Abbreviations:
ADR = American Depository Receipt
FRN = Floating Rate Note

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - TOTAL RETURN SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 3/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $2,057,326,015
                                                ==============
Gross unrealized appreciation                   $  186,871,729
Gross unrealized depreciation                      (53,038,995)
                                                --------------
  Net unrealized appreciation (depreciation)    $  133,832,734
                                                ==============


(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2005



                        Utilities Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS   March 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Utilities Series

ISSUER                                                                                                SHARES               VALUE
STOCKS - 88.5%

BROADCAST & CABLE TV - 12.5%
Citadel Broadcasting Corp.*                                                                             194,300        $  2,667,739
Comcast Corp., "Special A"*                                                                             144,400           4,822,960
Dex Media, Inc.                                                                                         113,290           2,339,438
Grupo Televisa S.A., ADR                                                                                 82,700           4,862,760
News Corp., "A"                                                                                         340,400           5,759,568
NTL, Inc.*                                                                                               45,400           2,890,618
Premiere AG*                                                                                             11,480             475,556
R.H. Donnelley Corp.*                                                                                    54,700           3,177,523
Radio One, Inc., "A"*                                                                                    62,900             923,372
Radio One, Inc., "D"^*                                                                                  121,000           1,784,750
Time Warner, Inc.*                                                                                      268,000           4,703,400
TV Azteca S.A. de C.V., ADR^                                                                            418,400           3,619,160
Viacom, Inc., "B"                                                                                       135,200           4,709,016
Walt Disney Co.                                                                                          70,300           2,019,719
                                                                                                                       ------------
                                                                                                                       $ 44,755,579
                                                                                                                       ------------
CONGLOMERATES - 1.6%
E.ON AG                                                                                                  65,800        $  5,646,864
                                                                                                                       ------------
ENERGY - INDEPENDENT - 2.7%
EnCana Corp.                                                                                             22,000        $  1,553,594
NRG Energy, Inc.*                                                                                       199,500           6,812,925
Talisman Energy, Inc.                                                                                    38,500           1,317,227
                                                                                                                       ------------
                                                                                                                       $  9,683,746
                                                                                                                       ------------
ENERGY - INTEGRATED - 0.9%
Petroleo Brasileiro S.A., ADR^                                                                           23,000        $  1,016,140
TOTAL S.A.                                                                                                9,600           2,246,661
                                                                                                                       ------------
                                                                                                                       $  3,262,801
                                                                                                                       ------------
NATURAL GAS - DISTRIBUTION - 6.9%
AGL Resources, Inc.                                                                                     133,460        $  4,661,758
MDU Resources Group, Inc.                                                                               101,050           2,791,001
Northwestern Corp.                                                                                      215,199           5,674,798
Questar Corp.                                                                                            67,900           4,023,075
Sempra Energy^                                                                                          186,600           7,434,144
                                                                                                                       ------------
                                                                                                                       $ 24,584,776
                                                                                                                       ------------
NATURAL GAS - PIPELINE - 2.3%
El Paso Corp.                                                                                            66,700        $    705,686
Enagas S.A.                                                                                             446,974           6,815,201
Kinder Morgan, Inc.^                                                                                      4,370             330,809
Williams Cos., Inc.                                                                                      27,400             515,394
                                                                                                                       ------------
                                                                                                                       $  8,367,090
                                                                                                                       ------------
OIL SERVICES - 3.8%
ENSCO International, Inc.                                                                                 9,100        $    342,706
GlobalSantaFe Corp.                                                                                      55,200           2,044,608
Halliburton Co.                                                                                         148,300           6,413,975
Noble Corp.                                                                                              25,600           1,438,976
Pride International, Inc.*                                                                               88,500           2,198,340
Tenaris S.A., ADR                                                                                        19,200           1,180,992
                                                                                                                       ------------
                                                                                                                       $ 13,619,597
                                                                                                                       ------------
PRINTING & PUBLISHING - 0.9%
Lamar Advertising Co., "A"*                                                                              78,800        $  3,174,852
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELESS - 4.9%
America Movil S.A. de C.V., ADR                                                                          77,700        $  4,009,320
SK Telecom Co. Ltd.                                                                                       7,730           1,301,654
SK Telecom Co. Ltd., ADR^                                                                                80,300           1,583,516
Vodafone Group PLC                                                                                    3,975,360          10,544,642
                                                                                                                       ------------
                                                                                                                       $ 17,439,132
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELINE - 0.5%
AFK Sistema, GDR##*                                                                                     104,060        $  1,690,975
                                                                                                                       ------------
TELEPHONE SERVICES - 17.9%
BellSouth Corp.^                                                                                         64,400        $  1,693,076
CenturyTel, Inc.^                                                                                       119,200           3,914,528
Citizens Communications Co.                                                                             424,900           5,498,206
Compania de Telecomunicaciones de Chile S.A., ADR^                                                      213,500           2,378,390
Deutsche Telekom AG                                                                                     332,300           6,634,988
FastWeb S.p.A.*                                                                                          74,729           3,657,591
Hanaro Telecom, Inc.*                                                                                   535,700           1,511,354
KT Freetel Co. Ltd.                                                                                     116,100           2,440,901
MCI, Inc.                                                                                                64,500           1,607,340
SBC Communications, Inc.^                                                                                97,100           2,300,299
Singapore Telecommunications Ltd.                                                                     1,154,000           1,803,453
Sprint Corp.                                                                                            552,450          12,568,237
Telecom Corp. of New Zealand Ltd.                                                                       754,821           3,263,245
Telefonica S.A.                                                                                         334,500           5,828,871
Telus Corp.                                                                                              56,020           1,800,883
Telus Corp. (Non Voting)                                                                                147,880           4,551,000
Verizon Communications, Inc.                                                                             64,850           2,302,175
                                                                                                                       ------------
                                                                                                                       $ 63,754,537
                                                                                                                       ------------
UTILITIES - ELECTRIC POWER - 33.6%
AES Corp.*                                                                                              573,300        $  9,390,654
Allegheny Energy, Inc.*                                                                                   9,300             192,138
Avista Corp.                                                                                             47,100             824,250
AWG PLC                                                                                                 125,600           1,963,356
Cinergy Corp.                                                                                           165,200           6,693,904
CMS Energy Corp.*                                                                                       119,520           1,558,541
Constellation Energy Group, Inc.                                                                        108,700           5,619,790
CPFL Energia S.A., ADR^*                                                                                133,650           2,726,460
Dominion Resources, Inc.                                                                                 81,500           6,066,045
DPL, Inc.                                                                                                75,100           1,877,500
DTE Energy Co.^                                                                                         132,400           6,021,552
Edison International                                                                                    175,600           6,096,832
Enel S.p.A.                                                                                             242,700           2,322,283
Enersis S.A., ADR                                                                                       393,300           3,303,720
Entergy Corp.                                                                                           124,800           8,818,368
Exelon Corp.                                                                                            225,900          10,366,551
International Power PLC                                                                                 990,200           3,350,897
PG&E Corp.^                                                                                             220,800           7,529,280
PPL Corp.                                                                                               209,500          11,310,905
Red Electrica de Espana S.A.                                                                              7,000             173,349
RWE AG                                                                                                   46,100           2,788,314
SCANA Corp.                                                                                              49,000           1,872,780
Severn Trent PLC                                                                                        198,700           3,432,401
Suez S.A.                                                                                               125,200           3,369,929
TXU Corp.                                                                                               108,400           8,631,892
Veolia Environnement                                                                                     96,933           3,438,561
                                                                                                                       ------------
                                                                                                                       $119,740,252
                                                                                                                       ------------
Total Stocks (Identified Cost, $267,834,295)                                                                           $315,720,201
                                                                                                                       ------------

ISSUER                                                                                              PAR AMOUNT             VALUE
BONDS - 7.0%

ASSET BACKED & SECURITIZED - 0%
Falcon Franchise Loan LLC, 3.4122%, 2023^^##                                                       $  1,021,308        $    129,846
                                                                                                                       ------------
BROADCAST & CABLE TV - 0%
Continental Cablevision, Inc., 9.5%, 2013                                                          $    103,000        $    109,697
                                                                                                                       ------------
ENERGY - INDEPENDENT - 0.5% Chesapeake Energy Corp., 7.5%, 2014                                    $    280,000        $    296,100
Chesapeake Energy Corp., 6.375%, 2015##                                                               1,445,000           1,426,937
                                                                                                                       ------------
                                                                                                                       $  1,723,037
                                                                                                                       ------------
NATURAL GAS - PIPELINE - 0.3%
ANR Pipeline Co., 9.625%, 2021                                                                     $    902,000        $  1,120,118
                                                                                                                       ------------
OILS - 0.5%
Premcor Refining Group, Inc., 7.5%, 2015                                                           $  1,550,000        $  1,592,625
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELESS - 1.5%
Alamosa Holdings, Inc., 8.5%, 2012                                                                 $    455,000        $    471,494
American Towers, Inc., 7.25%, 2011                                                                    1,470,000           1,517,775
Rogers Wireless, Inc., 8%, 2012                                                                       1,030,000           1,058,325
Rogers Wireless, Inc., 6.375%, 2014                                                                   2,220,000           2,153,400
                                                                                                                       ------------
                                                                                                                       $  5,200,994
                                                                                                                       ------------
UTILITIES - ELECTRIC POWER - 4.2%
AES Corp., 8.875%, 2011                                                                            $  1,792,000        $  1,939,840
Allegheny Energy Supply Co. LLC, 8.25%, 2012##                                                        2,230,000           2,363,800
Beaver Valley Funding Corp., 9%, 2017                                                                   771,000             900,297
DPL, Inc., 6.875%, 2011                                                                               1,041,000           1,106,030
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                    1,539,000           1,725,242
Enersis S.A., 7.375%, 2014                                                                              771,000             802,618
NRG Energy, Inc., 8%, 2013##                                                                          2,178,000           2,303,235
PSEG Energy Holdings LLC, 7.75%, 2007                                                                    79,000              81,173
PSEG Energy Holdings LLC, 8.625%, 2008                                                                1,147,000           1,210,085
TXU Corp., 6.5%, 2024##                                                                               1,225,000           1,170,621
TXU Eastern Funding Co., 6.75%, 2009*                                                                   191,000              32,470
Texas Genco LLC, 6.875%, 2014##                                                                       1,500,000           1,503,750
                                                                                                                       ------------
                                                                                                                       $ 15,139,161
                                                                                                                       ------------
Total Bonds (Identified Cost, $25,470,423)                                                                             $ 25,015,478
                                                                                                                       ------------

ISSUER                                                                                                SHARES               VALUE
CONVERTIBLE PREFERRED STOCKS - 1.5%

ENERGY - INDEPENDENT - 0.1%
NRG Energy, Inc., 4%##                                                                                      324        $    335,340
                                                                                                                       ------------
NATURAL GAS - PIPELINE - 0.3%
Southern Union Co., 5%                                                                                   16,700        $    858,380
Williams Cos., Inc., 5.5%                                                                                 2,850             258,638
                                                                                                                       ------------
                                                                                                                       $  1,117,018
                                                                                                                       ------------
UTILITIES - ELECTRIC POWER - 1.1%
AES Trust III,, 6.75%^                                                                                   33,500        $  1,591,250
PNM Resources, Inc., 6.75%                                                                               49,000           2,443,140
                                                                                                                       ------------
                                                                                                                       $  4,034,390
                                                                                                                       ------------
Total Convertible Preferred Stocks (Identified Cost, $5,405,561)                                                       $  5,486,748
                                                                                                                       ------------

ISSUER                                                                                              PAR AMOUNT             VALUE
SHORT-TERM OBLIGATION - 1.0%
Edison Asset Securitization LLC, 2.84%, due 4/01/05, at Amortized Cost<                            $  3,412,000        $  3,412,000
                                                                                                                       ------------
COLLATERAL FOR SECURITIES LOANED - 13.7%
Morgan Stanley Repurchase Agreement, 2.91%, dated 3/31/05, due 4/01/05, total to be received $21,206,666 (secured by various U.S. Treasury and Federal Agency
obligations in a jointly traded account)                                                           $ 21,204,952        $ 21,204,952

                                                                                                      Shares
Navigator Securities Lending Prime Portfolio                                                         27,729,005          27,729,005
                                                                                                                       ------------
Total Collateral for Securities Loaned, at Amortized
Cost                                                                                                                   $ 48,933,957
                                                                                                                       ------------
Total Investments (Identified Cost, $351,056,236)                                                                      $398,568,384
                                                                                                                       ------------
OTHER ASSETS, LESS LIABILITIES - (11.7)%                                                                                (41,608,808)
                                                                                                                       ------------
NET ASSETS - 100.0%                                                                                                    $356,959,576
                                                                                                                       ------------

*   Non-income producing security.
^   All or a portion of this security is on loan.
^^ Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
##  SEC Rule 144A restriction.
<   The rate shown represents an annualized yield at time of purchase.

Abbreviations:
ADR = American Depository Receipt
GDR = Global Depository Receipt

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below

            EUR = Euro
            GBP = British Pound

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report

MFS/SUN LIFE SERIES TRUST - UTILITIES SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 3/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $352,690,847
                                                ============
Gross unrealized appreciation                   $ 50,114,708
Gross unrealized depreciation                     (4,237,171)
                                                ------------
  Net unrealized appreciation (depreciation)    $ 45,877,537
                                                ============

(2) Financial Instruments

The series trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the series has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

                                                                                 NET UNREALIZED
                             CONTRACTS TO                          CONTRACTS      APPRECIATION
SETTLEMENT DATE             DELIVER/RECEIVE    IN EXCHANGE FOR      AT VALUE     (DEPRECIATION)
-----------------------------------------------------------------------------------------------
SALES
4/11/05-4/25/05      EUR       21,489,074        $28,045,839      $27,872,064     $    173,775
   5/9/2005          GBP        5,922,139         11,272,815       11,157,567          115,248
                                                 -----------      -----------     ------------
                                                 $39,318,654      $39,029,631     $    289,023
                                                 ===========      ===========     ============

PURCHASES
   4/11/2005         EUR          630,000        $   815,009      $   817,013     $      2,004
                                                 -----------      -----------     ------------
                                                 $   815,009      $   817,013     $      2,004
                                                 ===========      ===========     ============

At March 31, 2005, the series had sufficient cash and/or securities to cover any commitments under these contracts.


(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2005



                        Global Growth Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS   March 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Global Growth Series

ISSUER                                                                                                SHARES               VALUE
STOCKS - 98.4%

AEROSPACE - 0.7%
Lockheed Martin Corp.                                                                                    20,010        $  1,221,811
                                                                                                                       ------------
ALCOHOLIC BEVERAGES - 0.7%
Pernod Ricard^                                                                                            8,120        $  1,133,864
                                                                                                                       ------------
APPAREL MANUFACTURERS - 1.5%
Burberry Group PLC                                                                                      114,690        $    886,663
LVMH Moet Hennessy Louis Vuitton S.A.                                                                    11,600             867,806
Toray Industries, Inc.^                                                                                 175,000             785,178
                                                                                                                       ------------
                                                                                                                       $  2,539,647
                                                                                                                       ------------
AUTOMOTIVE - 1.3%
Autoliv, Inc.^                                                                                           15,270        $    728,850
Toyota Motor Corp.                                                                                       38,900           1,447,796
                                                                                                                       ------------
                                                                                                                       $  2,176,646
                                                                                                                       ------------
BANKS & CREDIT COMPANIES - 10.1%
AEON Credit Service Co. Ltd.                                                                             14,900        $  1,006,259
Aiful Corp.##*                                                                                            3,125             244,858
Aiful Corp.                                                                                               6,150             492,207
American Express Co.                                                                                     28,720           1,475,346
Anglo Irish Bank Corp. PLC                                                                               37,720             943,883
Citigroup, Inc.                                                                                          36,802           1,653,882
DEPFA Bank PLC                                                                                           74,760           1,182,546
Erste Bank der Oesterreichischen Sparkassen AG                                                           33,920           1,774,551
Kookmin Bank                                                                                             37,990           1,696,550
Royal Bank of Scotland Group PLC                                                                         38,637           1,228,357
Shinsei Bank Ltd.^                                                                                      226,000           1,285,947
Standard Chartered PLC                                                                                   46,220             830,703
Takefuji Corp.^                                                                                          22,580           1,520,709
UBS AG                                                                                                   23,714           2,002,185
                                                                                                                       ------------
                                                                                                                       $ 17,337,983
                                                                                                                       ------------
BIOTECHNOLOGY - 1.2%
Genzyme Corp.*                                                                                           14,320        $    819,677
Gilead Sciences, Inc.*                                                                                   15,500             554,900
ImClone Systems, Inc.*                                                                                   20,420             704,490
                                                                                                                       ------------
                                                                                                                       $  2,079,067
                                                                                                                       ------------
BROADCAST & CABLE TV - 4.6%
Antena 3 de Television S.A.^                                                                             11,501        $    938,686
Grupo Televisa S.A., ADR                                                                                 26,500           1,558,200
News Corp., Inc., "B"^                                                                                   95,812           1,688,872
Premiere AG*                                                                                             21,590             894,360
Viacom, Inc., "B"                                                                                        30,180           1,051,169
Walt Disney Co.                                                                                          60,960           1,751,381
                                                                                                                       ------------
                                                                                                                       $  7,882,668
                                                                                                                       ------------
BROKERAGE & ASSET MANAGERS - 2.2%
Ameritrade Holding Corp.*                                                                                52,340        $    534,391
Franklin Resources, Inc.                                                                                 22,360           1,535,014
Goldman Sachs Group, Inc.                                                                                15,620           1,718,044
                                                                                                                       ------------
                                                                                                                       $  3,787,449
                                                                                                                       ------------
BUSINESS SERVICES - 3.0%
Accenture Ltd., "A"*                                                                                     63,250        $  1,527,488
Fiserv, Inc.*                                                                                            19,370             770,926
Getty Images, Inc.*                                                                                      24,350           1,731,528
Manpower, Inc.                                                                                           26,820           1,167,206
                                                                                                                       ------------
                                                                                                                       $  5,197,148
                                                                                                                       ------------
CHEMICALS - 2.4%
Monsanto Co.                                                                                             24,800        $  1,599,600
Nalco Holding Co.*                                                                                       46,500             875,595
Sasol Ltd.                                                                                               68,620           1,597,943
                                                                                                                       ------------
                                                                                                                       $  4,073,138
                                                                                                                       ------------
COMPUTER SOFTWARE - 4.3%
Amdocs Ltd.*                                                                                             29,280        $    831,552
Business Objects S.A., ADR^*                                                                             46,600           1,253,074
Computer Associates International, Inc.                                                                     426              11,545
Opsware, Inc.^*                                                                                          88,250             455,370
Oracle Corp.*                                                                                           182,220           2,274,106
Symantec Corp.*                                                                                          31,170             664,856
TIBCO Software, Inc.*                                                                                   120,400             896,980
VERITAS Software Corp.*                                                                                  41,650             967,113
                                                                                                                       ------------
                                                                                                                       $  7,354,596
                                                                                                                       ------------
COMPUTER SOFTWARE - SYSTEMS - 1.8%
Dell, Inc.*                                                                                              58,290        $  2,239,502
Sun Microsystems, Inc.*                                                                                 198,400             801,536
                                                                                                                       ------------
                                                                                                                       $  3,041,038
                                                                                                                       ------------
CONSTRUCTION - 1.3%
Italcementi S.p.A.                                                                                       66,640        $    809,587
Siam Cement Public Co. Ltd.                                                                             202,710           1,367,982
                                                                                                                       ------------
                                                                                                                       $  2,177,569
                                                                                                                       ------------
CONSUMER GOODS & SERVICES - 2.9%
Colgate-Palmolive Co.                                                                                    25,840        $  1,348,073
Kimberly-Clark de Mexico S.A. de C.V.                                                                   510,680           1,531,194
Reckitt Benckiser PLC                                                                                    66,520           2,112,308
                                                                                                                       ------------
                                                                                                                       $  4,991,575
                                                                                                                       ------------
ELECTRICAL EQUIPMENT - 3.1%
Molex, Inc.^                                                                                             32,900        $    867,244
MSC Industrial Direct Co., Inc., "A"                                                                     18,220             556,803
Nidec Corp.                                                                                               9,800           1,220,372
Nitto Denko Corp.                                                                                        27,700           1,452,115
Schneider Electric S.A.                                                                                  16,271           1,275,263
                                                                                                                       ------------
                                                                                                                       $  5,371,797
                                                                                                                       ------------
ELECTRONICS - 6.4%
Analog Devices, Inc.                                                                                     34,280        $  1,238,879
CANON, Inc.                                                                                              35,000           1,877,245
KLA-Tencor Corp.                                                                                         23,600           1,085,836
Marvell Technology Group Ltd.*                                                                           33,080           1,268,287
Murata Manufacturing Co. Ltd.                                                                            20,000           1,072,711
Samsung Electronics Co. Ltd., GDR                                                                         6,470           3,198,365
Seiko Epson Corp.                                                                                        31,900           1,184,292
                                                                                                                       ------------
                                                                                                                       $ 10,925,615
                                                                                                                       ------------
ENERGY - INDEPENDENT - 2.1%
EnCana Corp.*                                                                                            13,750        $    970,996
Reliance Industries Ltd.                                                                                123,550           1,544,587
Talisman Energy, Inc.                                                                                    28,930             989,802
                                                                                                                       ------------
                                                                                                                       $  3,505,385
                                                                                                                       ------------
ENERGY - INTEGRATED - 2.4%
BP PLC, ADR                                                                                              29,128        $  1,817,587
TOTAL S.A.^                                                                                              10,110           2,366,015
                                                                                                                       ------------
                                                                                                                       $  4,183,602
                                                                                                                       ------------
ENGINEERING - CONSTRUCTION - 0.3%
InfraSource Services, Inc.^*                                                                             46,910        $    562,920
                                                                                                                       ------------
FOOD & DRUG STORES - 0.5%
7-Eleven, Inc.*                                                                                          34,270        $    823,165
                                                                                                                       ------------
FOOD & NON-ALCOHOLIC BEVERAGES - 3.9%
Coca-Cola HBC                                                                                            64,400        $  1,611,507
Groupe Danone^                                                                                           16,870           1,678,736
Nestle S.A.                                                                                               6,724           1,839,439
PepsiCo, Inc.                                                                                            30,330           1,608,400
                                                                                                                       ------------
                                                                                                                       $  6,738,082
                                                                                                                       ------------
GAMING & LODGING - 1.0%
Carnival Corp.                                                                                           14,470        $    749,691
OPAP S.A.                                                                                                31,360             916,472
                                                                                                                       ------------
                                                                                                                       $  1,666,163
                                                                                                                       ------------
GENERAL MERCHANDISE - 0.6%
Target Corp.                                                                                             20,140        $  1,007,403
                                                                                                                       ------------
INSURANCE - 1.9%
Riunione Adriatica di Sicurta S.p.A.^                                                                    69,100        $  1,626,087
Sanlam Group                                                                                            869,750           1,692,924
                                                                                                                       ------------
                                                                                                                       $  3,319,011
                                                                                                                       ------------
INTERNET - 1.9%
eBay, Inc.*                                                                                              38,860        $  1,447,924
Yahoo!, Inc.*                                                                                            50,720           1,719,408
                                                                                                                       ------------
                                                                                                                       $  3,167,332
                                                                                                                       ------------
LEISURE & TOYS - 0.8%
Electronic Arts, Inc.*                                                                                   27,040        $  1,400,131
                                                                                                                       ------------
MACHINERY & TOOLS - 1.8%
Atlas Copco AB, "A"                                                                                      14,180        $    678,829
Mitsui Mining & Smelting Co. Ltd.^                                                                      229,000           1,014,645
Neopost S.A.^                                                                                             1,570             135,977
Sandvik AB                                                                                               28,220           1,173,356
                                                                                                                       ------------
                                                                                                                       $  3,002,807
                                                                                                                       ------------
MEDICAL EQUIPMENT - 4.3%
Boston Scientific Corp.*                                                                                 32,640        $    956,026
Discovery Partners International, Inc.*                                                                      60                 192
Medtronic, Inc.                                                                                          31,440           1,601,868
Smith & Nephew PLC                                                                                      140,000           1,314,923
Straumann Holding AG^                                                                                     4,520             978,625
Synthes, Inc.                                                                                            12,690           1,410,884
Zimmer Holdings, Inc.*                                                                                   14,480           1,126,689
                                                                                                                       ------------
                                                                                                                       $  7,389,207
                                                                                                                       ------------
METALS & MINING - 2.6%
Aber Diamond Corp.                                                                                       27,230        $    825,847
BHP Billiton Ltd.                                                                                       122,360           1,691,206
Companhia Vale do Rio Doce, ADR                                                                          62,900           1,988,269
                                                                                                                       ------------
                                                                                                                       $  4,505,322
                                                                                                                       ------------
PHARMACEUTICALS - 6.8%
AstraZeneca PLC                                                                                          41,340        $  1,628,035
Chugai Pharmaceutical Co. Ltd.^                                                                          54,000             829,607
Eli Lilly & Co.                                                                                          19,390           1,010,219
Johnson & Johnson                                                                                        21,890           1,470,132
Medicis Pharmaceutical Corp., "A"                                                                        16,640             498,867
Roche Holding AG^                                                                                        22,330           2,393,067
Sanofi-Aventis^                                                                                          23,590           1,989,593
Teva Pharmaceutical Industries Ltd., ADR                                                                 60,780           1,884,180
                                                                                                                       ------------
                                                                                                                       $ 11,703,700
                                                                                                                       ------------
PRINTING & PUBLISHING - 2.6%
Meredith Corp.                                                                                           18,380        $    859,265
Reed Elsevier N.V.                                                                                       58,870             887,693
Reuters Group PLC                                                                                       104,600             805,695
Yell Group PLC                                                                                          203,720           1,819,172
                                                                                                                       ------------
                                                                                                                       $  4,371,825
                                                                                                                       ------------
SPECIALTY CHEMICALS - 2.1%
Asahi Glass Co. Ltd.^                                                                                   105,000        $  1,106,758
Kaneka Corp.^                                                                                            76,000             839,364
L'Air Liquide S.A.^                                                                                       8,485           1,561,073
                                                                                                                       ------------
                                                                                                                       $  3,507,195
                                                                                                                       ------------
SPECIALTY STORES - 4.8%
Esprit Holdings Ltd.                                                                                    132,500        $    904,643
Hennes & Mauritz AB, "B"                                                                                 46,740           1,606,276
Kingfisher PLC                                                                                          269,372           1,468,431
NEXT PLC                                                                                                 43,366           1,303,381
Nishimatsuya Chain Co. Ltd.                                                                              35,640           1,013,964
RONA, Inc.*                                                                                              37,800             738,971
TJX Cos., Inc.                                                                                           44,130           1,086,922
                                                                                                                       ------------
                                                                                                                       $  8,122,588
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELESS - 1.7%
Celular CRT Participacoes S.A.                                                                                1        $          5
Vodafone Group PLC                                                                                    1,096,250           2,907,803
                                                                                                                       ------------
                                                                                                                       $  2,907,808
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELINE - 3.1%
Blue Coat Systems, Inc.^*                                                                                35,840        $    842,240
Cisco Systems, Inc.*                                                                                    156,070           2,792,092
Research In Motion Ltd.*                                                                                 20,970           1,602,527
                                                                                                                       ------------
                                                                                                                       $  5,236,859
                                                                                                                       ------------
TELEPHONE SERVICES - 3.0%
FastWeb S.p.A.^*                                                                                         19,134        $    936,509
Sprint Corp.                                                                                             53,810           1,224,177
Telefonica S.A.                                                                                         174,949           3,048,595
                                                                                                                       ------------
                                                                                                                       $  5,209,281
                                                                                                                       ------------
TOBACCO - 0.7%
Swedish Match AB                                                                                        100,710        $  1,232,009
                                                                                                                       ------------
UTILITIES - ELECTRIC POWER - 2.0%
Iberdrola S.A.^                                                                                          64,310        $  1,682,630
Suez S.A.^                                                                                               63,260           1,702,729
                                                                                                                       ------------
                                                                                                                       $  3,385,359
                                                                                                                       ------------
Total Stocks (Identified Cost, $152,649,915)                                                                           $168,238,765
                                                                                                                       ------------
PREFERRED STOCKS - 0.5%

AUTOMOTIVE - 0.5%
Porsche AG ^                                                                                              1,194        $    866,925
                                                                                                                       ------------
Total Preferred Stocks (Identified Cost, $580,883)                                                                     $    866,925
                                                                                                                       ------------
COLLATERAL FOR SECURITIES LOANED - 17.8%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                            30,502,310        $ 30,502,310
                                                                                                                       ------------
Total Investments (Identified Cost, $183,733,108)~                                                                     $199,608,000
                                                                                                                       ------------
OTHER ASSETS, LESS LIABILITIES - (16.7)%                                                                                (28,539,636)
                                                                                                                       ------------
NET ASSETS - 100.0%                                                                                                    $171,068,364
                                                                                                                       ------------

*   Non-income producing security.
^   All or a portion of this security is on loan.
~ As of March 31, 2005, the series had one security representing $825,847 and 0.5% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
## When-issued security. At March 31, 2005, the series had sufficient cash and/or securities at least equal to the value of the when-issued security.

Abbreviations:
ADR = American Depository Receipt
GDR = Global Depository Receipt

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2005, are as follows:

United States           35.0%
Great Britain           11.1%
Japan                   10.8%
France                   8.2%
Switzerland              5.0%
Spain                    3.3%
Sweden                   3.2%
Canada                   3.0%
South Korea              2.9%
Other                   17.5%

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - GLOBAL GROWTH SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 3/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $184,053,135
                                                ============
Gross unrealized appreciation                   $ 20,057,708
Gross unrealized depreciation                     (4,502,843)
                                                ------------
  Net unrealized appreciation (depreciation)    $ 15,554,865
                                                ============


(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2004



                        Mid Cap Growth Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS   March 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Mid Cap Growth Series

ISSUER                                                                                                SHARES               VALUE
STOCKS - 99.4%

AEROSPACE - 1.0%
ITT Industries, Inc.                                                                                     13,000        $  1,173,120
                                                                                                                       ------------
BANKS & CREDIT COMPANIES - 0.9%
Investors Financial Services Corp.^                                                                      22,250        $  1,088,248
                                                                                                                       ------------
BIOTECHNOLOGY - 7.6%
Biogen Idec, Inc.*                                                                                       24,000        $    828,240
Celgene Corp.^*                                                                                          20,430             695,642
Gen-Probe, Inc.*                                                                                         17,250             768,660
Genzyme Corp.*                                                                                           42,470           2,430,983
Gilead Sciences, Inc.*                                                                                   54,190           1,940,002
ImClone Systems, Inc.*                                                                                   34,580           1,193,010
MedImmune, Inc.*                                                                                         37,150             884,541
                                                                                                                       ------------
                                                                                                                       $  8,741,078
                                                                                                                       ------------
BROADCAST & CABLE TV - 8.1%
Citadel Broadcasting Corp.*                                                                             135,160        $  1,855,747
Gemstar-TV Guide International, Inc.^*                                                                  182,320             793,092
Grupo Televisa S.A., ADR                                                                                 25,110           1,476,468
Interpublic Group of Cos., Inc.*                                                                        155,130           1,904,996
NTL, Inc.*                                                                                               13,199             840,380
Omnicom Group, Inc.                                                                                       7,280             644,426
Radio One, Inc., "A"*                                                                                    33,210             487,523
Radio One, Inc., "D"^*                                                                                   11,950             176,262
Univision Communications, Inc., "A"*                                                                     41,270           1,142,766
                                                                                                                       ------------
                                                                                                                       $  9,321,660
                                                                                                                       ------------
BROKERAGE & ASSET MANAGERS - 3.2%
Ameritrade Holding Corp.^*                                                                               49,800        $    508,458
Franklin Resources, Inc.                                                                                 20,000           1,373,000
Legg Mason, Inc.^                                                                                        22,244           1,738,146
                                                                                                                       ------------
                                                                                                                       $  3,619,604
                                                                                                                       ------------
BUSINESS SERVICES - 8.8%
Alliance Data Systems Corp.*                                                                             39,970        $  1,614,788
Corporate Executive Board Co.^                                                                           25,040           1,601,308
DST Systems, Inc.*                                                                                       32,450           1,498,541
Getty Images, Inc.*                                                                                      42,170           2,998,709
Hewitt Associates, Inc., "A"^*                                                                           30,700             816,620
Monster Worldwide, Inc.^*                                                                                34,920             979,506
Robert Half International, Inc.                                                                          22,870             616,575
                                                                                                                       ------------
                                                                                                                       $ 10,126,047
                                                                                                                       ------------
CHEMICALS - 1.2%
Monsanto Co.                                                                                             20,810        $  1,342,245
                                                                                                                       ------------
COMPUTER SOFTWARE - 9.5%
Amdocs Ltd.*                                                                                             85,680        $  2,433,312
Check Point Software Technologies Ltd.*                                                                  57,150           1,242,441
Citrix Systems, Inc.*                                                                                    50,720           1,208,150
Mercury Interactive Corp.*                                                                               38,470           1,822,709
Symantec Corp.*                                                                                         101,430           2,163,502
VERITAS Software Corp.*                                                                                  87,050           2,021,301
                                                                                                                       ------------
                                                                                                                       $ 10,891,415
                                                                                                                       ------------
CONSTRUCTION - 0.4%
Masco Corp.                                                                                              11,900        $    412,573
                                                                                                                       ------------
CONSUMER GOODS & SERVICES - 2.9%
Apollo Group, Inc., "A"*                                                                                 23,850        $  1,766,331
Career Education Corp.*                                                                                  35,150           1,204,239
Weight Watchers International, Inc.^*                                                                     7,300             313,754
                                                                                                                       ------------
                                                                                                                       $  3,284,324
                                                                                                                       ------------
ELECTRICAL EQUIPMENT - 1.0%
American Standard Cos., Inc.                                                                             24,640        $  1,145,267
                                                                                                                       ------------
ELECTRONICS - 9.5%
Analog Devices, Inc.                                                                                     43,790        $  1,582,571
Broadcom Corp., "A"*                                                                                     38,630           1,155,810
Integrated Circuit Systems, Inc.^*                                                                       48,860             934,203
KLA-Tencor Corp.                                                                                         47,040           2,164,310
Marvell Technology Group Ltd.*                                                                           32,310           1,238,765
PMC-Sierra, Inc.*                                                                                       136,140           1,198,032
Symbol Technologies, Inc.                                                                                57,200             828,828
Xilinx, Inc.                                                                                             60,950           1,781,568
                                                                                                                       ------------
                                                                                                                       $ 10,884,087
                                                                                                                       ------------
GAMING & LODGING - 2.5%
International Game Technology                                                                            37,900        $  1,010,414
Royal Caribbean Cruises Ltd.^                                                                            26,250           1,173,113
WMS Industries, Inc.^*                                                                                   23,680             666,829
                                                                                                                       ------------
                                                                                                                       $  2,850,356
                                                                                                                       ------------
GENERAL MERCHANDISE - 1.4%
99 Cents Only Stores^*                                                                                   42,620        $    561,305
Family Dollar Stores, Inc.                                                                               36,340           1,103,282
                                                                                                                       ------------
                                                                                                                       $  1,664,587
                                                                                                                       ------------
INSURANCE - 0.8%
Genworth Financial, Inc., "A"                                                                            31,400        $    864,128
                                                                                                                       ------------
INTERNET - 1.0%
IAC/InterActiveCorp^*                                                                                    54,167        $  1,206,299
                                                                                                                       ------------
LEISURE & TOYS - 1.5%
Electronic Arts, Inc.*                                                                                   33,160        $  1,717,025
                                                                                                                       ------------
MACHINERY & TOOLS - 1.9%
Eaton Corp.                                                                                              11,930        $    780,222
Roper Industries, Inc.                                                                                   21,520           1,409,560
                                                                                                                       ------------
                                                                                                                       $  2,189,782
                                                                                                                       ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.3%
Community Health Systems, Inc.*                                                                          47,490        $  1,657,876
LifePoint Hospitals, Inc.^*                                                                              15,300             670,752
Province Healthcare Co.^*                                                                                13,300             320,397
                                                                                                                       ------------
                                                                                                                       $  2,649,025
                                                                                                                       ------------
MEDICAL EQUIPMENT - 11.6%
C.R. Bard, Inc.                                                                                          24,100        $  1,640,728
Cytyc Corp.*                                                                                            104,030           2,393,730
DENTSPLY International, Inc.                                                                             32,690           1,778,663
Fisher Scientific International, Inc.*                                                                   19,680           1,120,186
Inamed Corp.*                                                                                            11,000             768,680
Millipore Corp.^*                                                                                        17,350             752,990
St. Jude Medical, Inc.*                                                                                  31,800           1,144,800
Thoratec Corp.^*                                                                                         65,330             798,333
Waters Corp.*                                                                                            61,720           2,208,959
Zimmer Holdings, Inc.*                                                                                    9,400             731,414
                                                                                                                       ------------
                                                                                                                       $ 13,338,483
                                                                                                                       ------------
METALS & MINING - 0.3%
Aber Diamond Corp.*                                                                                       5,700        $    172,873
Aber Diamond Corp.                                                                                        6,540             198,349
                                                                                                                       ------------
                                                                                                                       $    371,222
                                                                                                                       ------------
OIL SERVICES - 4.6%
BJ Services Co.                                                                                          34,210        $  1,774,815
GlobalSantaFe Corp.                                                                                      44,150           1,635,316
Halliburton Co.                                                                                          18,260             789,745
National Oilwell Varco, Inc.^*                                                                           23,300           1,088,110
                                                                                                                       ------------
                                                                                                                       $  5,287,986
                                                                                                                       ------------
PERSONAL COMPUTERS & PERIPHERALS - 0.9%
Lexmark International, Inc., "A"*                                                                        13,490        $  1,078,795
                                                                                                                       ------------
PHARMACEUTICALS - 4.3%
Allergan, Inc.                                                                                           16,340        $  1,135,140
Endo Pharmaceuticals Holdings, Inc.*                                                                     46,080           1,039,104
Medicis Pharmaceutical Corp., "A"^                                                                       70,940           2,126,781
Teva Pharmaceutical Industries Ltd., ADR^                                                                19,200             595,200
                                                                                                                       ------------
                                                                                                                       $  4,896,225
                                                                                                                       ------------
PRINTING & PUBLISHING - 1.0%
Washington Post Co., "B"                                                                                  1,300        $  1,162,200
                                                                                                                       ------------
RESTAURANTS - 2.1%
Cheesecake Factory, Inc.*                                                                                48,525        $  1,720,211
Outback Steakhouse, Inc.                                                                                 14,140             647,471
                                                                                                                       ------------
                                                                                                                       $  2,367,682
                                                                                                                       ------------
SPECIALTY CHEMICALS - 0.8%
Praxair, Inc.                                                                                            18,500        $    885,410
                                                                                                                       ------------
SPECIALTY STORES - 3.4%
PETsMART, Inc.                                                                                           41,720        $  1,199,450
Tiffany & Co.                                                                                            44,410           1,533,033
TJX Cos., Inc.^                                                                                          48,150           1,185,934
                                                                                                                       ------------
                                                                                                                       $  3,918,417
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELINE - 1.4%
Comverse Technology, Inc.*                                                                               65,700        $  1,656,954
                                                                                                                       ------------
TELEPHONE SERVICES - 2.9%
American Tower Corp., "A"^*                                                                             120,640        $  2,199,267
SpectraSite, Inc.*                                                                                       20,530           1,190,124
                                                                                                                       ------------
                                                                                                                       $  3,389,391
                                                                                                                       ------------
TRUCKING - 0.6%
Expeditors International of Washington, Inc.                                                             13,590        $    727,745
                                                                                                                       ------------
Total Stocks (Identified Cost, $106,195,787)                                                                           $114,251,380
                                                                                                                       ------------

ISSUER                                                                                              PAR AMOUNT             VALUE
SHORT-TERM OBLIGATION - 1.3%
General Electric Capital Corp., 2.84%, due 4/01/05, at Amortized Cost <                            $  1,461,000        $  1,461,000
                                                                                                                       ------------

ISSUER                                                                                                SHARES               VALUE
COLLATERAL FOR SECURITIES LOANED - 12.6%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                            14,492,763        $ 14,492,763
                                                                                                                       ------------
Total Investments ~ (Identified Cost, $122,149,550)                                                                    $130,205,143
                                                                                                                       ------------
OTHER ASSETS, LESS LIABILITIES - (13.3)%                                                                                (15,332,911)
                                                                                                                       ------------
NET ASSETS - 100.0%                                                                                                    $114,872,232
                                                                                                                       ------------

*   Non-income producing security.
^   All or a portion of this security is on loan.
~ As of March 31, 2005, the fund had 1 security representing $172,873 and 0.2% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
<   The rate shown represents an annualized yield at time of purchase.

ADR = American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - MID CAP GROWTH SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED)

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $122,406,733
                                                ============
Gross unrealized appreciation                   $ 13,239,440
Gross unrealized depreciation                     (5,441,030)
                                                ------------
  Net unrealized appreciation (depreciation)    $  7,798,410
                                                ============


(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2005



                        Capital Opportunities Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS   March 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Capital Opportunities Series

ISSUER                                                                                                SHARES               VALUE
STOCKS - 99.5%

AEROSPACE - 1.4%
Lockheed Martin Corp.                                                                                    56,290        $  3,437,067
                                                                                                                       ------------
APPAREL MANUFACTURERS - 0.5%
Reebok International Ltd.                                                                                26,920        $  1,192,556
                                                                                                                       ------------
AUTOMOTIVE - 0.6%
SPX Corp.                                                                                                32,200        $  1,393,616
                                                                                                                       ------------
BANKS & CREDIT COMPANIES - 7.3%
American Express Co.                                                                                     29,770        $  1,529,285
Bank of America Corp.                                                                                    70,638           3,115,136
Citigroup, Inc.                                                                                          35,266           1,584,854
Freddie Mac                                                                                              45,720           2,889,504
J.P. Morgan Chase & Co.                                                                                 150,080           5,192,768
Northern Trust Corp.                                                                                      2,530             109,903
PNC Financial Services Group, Inc.                                                                       63,980           3,293,690
                                                                                                                       ------------
                                                                                                                       $ 17,715,140
                                                                                                                       ------------
BIOTECHNOLOGY - 3.6%
Amgen, Inc.*                                                                                             24,030        $  1,398,786
Biogen Idec, Inc.*                                                                                       11,900             410,669
Genentech, Inc.*                                                                                         12,230             692,340
Genzyme Corp.*                                                                                           29,221           1,672,610
Gilead Sciences, Inc.*                                                                                   31,920           1,142,736
ImClone Systems, Inc. ^*                                                                                 24,960             861,120
MedImmune, Inc.*                                                                                        108,940           2,593,861
                                                                                                                       ------------
                                                                                                                       $  8,772,122
                                                                                                                       ------------
BROADCAST & CABLE TV - 8.0%
Comcast Corp., "Special A"*                                                                              35,040        $  1,170,336
Grupo Televisa S.A., ADR                                                                                 11,470             674,436
Interpublic Group of Cos., Inc.^*                                                                       251,830           3,092,472
News Corp., "A"                                                                                          80,740           1,366,121
Time Warner, Inc.*                                                                                       59,410           1,042,646
Univision Communications, Inc., "A"*                                                                     34,260             948,659
Viacom, Inc., "B"                                                                                       188,990           6,582,522
Walt Disney Co.                                                                                         153,380           4,406,607
                                                                                                                       ------------
                                                                                                                       $ 19,283,799
                                                                                                                       ------------
BROKERAGE & ASSET MANAGERS - 3.2%
Goldman Sachs Group, Inc.                                                                                 3,740        $    411,363
Mellon Financial Corp.                                                                                  145,320           4,147,433
Merrill Lynch & Co., Inc.                                                                                55,250           3,127,150
                                                                                                                       ------------
                                                                                                                       $  7,685,946
                                                                                                                       ------------
BUSINESS SERVICES - 1.2%
Accenture Ltd., "A"*                                                                                     80,310        $  1,939,487
Fiserv, Inc.*                                                                                            11,950             475,610
Getty Images, Inc.*                                                                                       6,120             435,193
                                                                                                                       ------------
                                                                                                                       $  2,850,290
                                                                                                                       ------------
CHEMICALS - 0.4%
Monsanto Co.                                                                                             14,940        $    963,630
                                                                                                                       ------------
COMPUTER SOFTWARE - 6.6%
Amdocs Ltd.*                                                                                             31,660        $    899,144
Check Point Software Technologies Ltd.*                                                                  22,270             484,150
Citrix Systems, Inc.*                                                                                    24,140             575,015
Computer Associates International, Inc.                                                                   1,040              28,184
Mercury Interactive Corp.*                                                                               40,780           1,932,156
Microsoft Corp.                                                                                         160,918           3,889,388
Oracle Corp.*                                                                                           181,236           2,261,825
Symantec Corp.*                                                                                         190,280           4,058,672
VERITAS Software Corp.*                                                                                  82,960           1,926,331
                                                                                                                       ------------
                                                                                                                       $ 16,054,865
                                                                                                                       ------------
COMPUTER SOFTWARE - SYSTEMS - 2.5%
Dell, Inc.*                                                                                              81,600        $  3,135,072
International Business Machines Corp.                                                                    12,790           1,168,750
Sun Microsystems, Inc.*                                                                                 428,220           1,730,009
                                                                                                                       ------------
                                                                                                                       $  6,033,831
                                                                                                                       ------------
CONSTRUCTION - 1.1%
Masco Corp.                                                                                              75,900        $  2,631,453
                                                                                                                       ------------
CONSUMER GOODS & SERVICES - 2.9%
Apollo Group, Inc., "A"*                                                                                  6,300        $    466,578
Avon Products, Inc.                                                                                      13,540             581,408
Career Education Corp.*                                                                                   4,590             157,253
Cintas Corp.                                                                                             28,090           1,160,398
Gillette Co.                                                                                             63,090           3,184,783
Procter & Gamble Co.                                                                                     29,860           1,582,580
                                                                                                                       ------------
                                                                                                                       $  7,133,000
                                                                                                                       ------------
CONTAINERS - 2.1%
Owens-Illinois, Inc.*                                                                                   175,320        $  4,407,545
Smurfit-Stone Container Corp.*                                                                           37,530             580,589
                                                                                                                       ------------
                                                                                                                       $  4,988,134
                                                                                                                       ------------
ELECTRICAL EQUIPMENT - 3.1%
Cooper Industries Ltd., "A"                                                                              14,450        $  1,033,464
Emerson Electric Co.                                                                                      4,370             283,744
General Electric Co.                                                                                     22,865             824,512
Tyco International Ltd.                                                                                 160,285           5,417,633
                                                                                                                       ------------
                                                                                                                       $  7,559,353
                                                                                                                       ------------
ELECTRONICS - 3.4%
Amphenol Corp., "A"                                                                                       7,280        $    269,651
Analog Devices, Inc.                                                                                     37,040           1,338,626
Applied Materials, Inc.                                                                                  27,350             444,438
KLA-Tencor Corp.                                                                                         18,550             853,486
Linear Technology Corp.                                                                                  11,950             457,805
Marvell Technology Group Ltd.*                                                                           23,750             910,575
Maxim Integrated Products, Inc.                                                                          10,890             445,074
PMC-Sierra, Inc.*                                                                                        83,680             736,384
Samsung Electronics Co. Ltd., GDR##                                                                       1,860             460,350
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                         53,060             449,949
Texas Instruments, Inc.                                                                                  26,510             675,740
Xilinx, Inc.                                                                                             37,770           1,104,017
                                                                                                                       ------------
                                                                                                                       $  8,146,095
                                                                                                                       ------------
ENERGY - INDEPENDENT - 1.6%
Apache Corp.                                                                                             10,700        $    655,161
Devon Energy Corp.                                                                                       67,750           3,235,063
                                                                                                                       ------------
                                                                                                                       $  3,890,224
                                                                                                                       ------------
FOOD & DRUG STORES - 0.7%
CVS Corp.                                                                                                24,370        $  1,282,349
Rite Aid Corp.^*                                                                                        105,660             418,414
                                                                                                                       ------------
                                                                                                                       $  1,700,763
                                                                                                                       ------------
FOOD & NON-ALCOHOLIC BEVERAGES - 2.3%
General Mills, Inc.                                                                                      43,160        $  2,121,314
PepsiCo, Inc.                                                                                            45,780           2,427,713
SYSCO Corp.^                                                                                             31,460           1,126,268
                                                                                                                       ------------
                                                                                                                       $  5,675,295
                                                                                                                       ------------
FOREST & PAPER PRODUCTS - 1.1%
Bowater, Inc.                                                                                            68,670        $  2,586,799
                                                                                                                       ------------
GAMING & LODGING - 0.5%
Carnival Corp.                                                                                           13,190        $    683,374
Royal Caribbean Cruises Ltd.^                                                                             9,940             444,219
                                                                                                                       ------------
                                                                                                                       $  1,127,593
                                                                                                                       ------------
GENERAL MERCHANDISE - 1.5%
Kohl's Corp.*                                                                                            18,710        $    965,997
Target Corp.                                                                                             36,150           1,808,223
Wal-Mart Stores, Inc.                                                                                    16,300             816,793
                                                                                                                       ------------
                                                                                                                       $  3,591,013
                                                                                                                       ------------
INSURANCE - 3.5%
Allstate Corp.                                                                                           62,350        $  3,370,641
American International Group, Inc.                                                                       17,070             945,849
Conseco, Inc.*                                                                                          135,250           2,761,805
Hartford Financial Services Group, Inc.                                                                  20,934           1,435,235
                                                                                                                       ------------
                                                                                                                       $  8,513,530
                                                                                                                       ------------
INTERNET - 1.2%
eBay, Inc.*                                                                                              29,040        $  1,082,030
Yahoo!, Inc.*                                                                                            55,030           1,865,517
                                                                                                                       ------------
                                                                                                                       $  2,947,547
                                                                                                                       ------------
LEISURE & TOYS - 1.4%
Activision, Inc.*                                                                                        20,333        $    300,928
Electronic Arts, Inc.*                                                                                   26,130           1,353,011
Mattel, Inc.                                                                                             85,020           1,815,177
                                                                                                                       ------------
                                                                                                                       $  3,469,116
                                                                                                                       ------------
MACHINERY & TOOLS - 0.2%
Illinois Tool Works, Inc.                                                                                 5,020        $    449,441
                                                                                                                       ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.9%
Apria Healthcare Group, Inc.*                                                                            41,270        $  1,324,767
HCA, Inc.                                                                                                10,940             586,056
Tenet Healthcare Corp.*                                                                                 236,260           2,724,078
                                                                                                                       ------------
                                                                                                                       $  4,634,901
                                                                                                                       ------------
MEDICAL EQUIPMENT - 2.2%
Boston Scientific Corp.*                                                                                 19,460        $    569,983
Fisher Scientific International, Inc.*                                                                    9,360             532,771
Guidant Corp.                                                                                             6,180             456,702
Medtronic, Inc.                                                                                          46,440           2,366,118
St. Jude Medical, Inc.*                                                                                  22,500             810,000
Waters Corp.*                                                                                            13,190        $    472,070
                                                                                                                       ------------
                                                                                                                       $  5,207,644
                                                                                                                       ------------
OIL SERVICES - 4.0%
BJ Services Co.                                                                                          27,550        $  1,429,294
Cooper Cameron Corp.*                                                                                    41,970           2,401,104
GlobalSantaFe Corp.                                                                                      85,328           3,160,549
Noble Corp.                                                                                              49,610           2,788,578
                                                                                                                       ------------
                                                                                                                       $  9,779,525
                                                                                                                       ------------
PERSONAL COMPUTERS & PERIPHERALS - 0.9%
EMC Corp.*                                                                                              128,100        $  1,578,192
Network Appliance, Inc.*                                                                                 20,350             562,881
                                                                                                                       ------------
                                                                                                                       $  2,141,073
                                                                                                                       ------------
PHARMACEUTICALS - 10.2%
Abbott Laboratories                                                                                      93,600        $  4,363,632
Allergan, Inc.                                                                                           18,490           1,284,500
Eli Lilly & Co.                                                                                          19,820           1,032,622
Johnson & Johnson                                                                                        78,330           5,260,643
Merck & Co., Inc.                                                                                       145,060           4,695,592
Wyeth                                                                                                   192,561           8,122,223
                                                                                                                       ------------
                                                                                                                       $ 24,759,212
                                                                                                                       ------------
PRINTING & PUBLISHING - 0.3%
Lamar Advertising Co., "A"*                                                                              16,710        $    673,246
                                                                                                                       ------------
RESTAURANTS - 0.6%
Cheesecake Factory, Inc.*                                                                                13,700        $    485,665
Outback Steakhouse, Inc.                                                                                 18,610             852,152
                                                                                                                       ------------
                                                                                                                       $  1,337,817
                                                                                                                       ------------
SPECIALTY STORES - 4.1%
Abercrombie & Fitch Co., "A"                                                                             10,360        $    593,006
Bed Bath & Beyond, Inc.*                                                                                  4,700             171,738
Best Buy Co., Inc.                                                                                        6,400             345,664
Circuit City Stores, Inc.                                                                                16,900             271,245
Gap, Inc.                                                                                                90,690           1,980,670
Home Depot, Inc.                                                                                         25,050             957,912
Lowe's Cos., Inc.                                                                                        27,330           1,560,270
OfficeMax, Inc.^                                                                                         57,210           1,916,535
PETsMART, Inc.                                                                                           13,330             383,238
Staples, Inc.                                                                                            21,670             681,088
TJX Cos., Inc.                                                                                           39,570             974,609
                                                                                                                       ------------
                                                                                                                       $  9,835,975
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELESS - 0.3%
Vodafone Group PLC, ADR                                                                                  27,149        $    721,077
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELINE - 6.6%
Cisco Systems, Inc.*                                                                                    233,900        $  4,184,471
Comverse Technology, Inc.^*                                                                              49,570           1,250,155
Corning, Inc.*                                                                                           52,330             582,433
Nokia Corp., ADR                                                                                        265,890           4,102,683
Nortel Networks Corp.*                                                                                1,708,380           4,663,877
QUALCOMM, Inc.                                                                                           26,330             964,995
Telefonaktiebolaget LM Ericsson, "B", ADR^                                                               11,480             323,736
                                                                                                                       ------------
                                                                                                                       $ 16,072,350
                                                                                                                       ------------
TELEPHONE SERVICES - 4.8%
Sprint Corp.                                                                                            243,530        $  5,540,308
Verizon Communications, Inc.                                                                            167,950        $  5,962,225
                                                                                                                       ------------
                                                                                                                       $ 11,502,533
                                                                                                                       ------------
TRUCKING - 1.1%
Expeditors International of Washington, Inc.                                                              9,380        $    502,299
FedEx Corp.                                                                                               8,830             829,579
United Parcel Service, Inc., "B"                                                                         18,150           1,320,231
                                                                                                                       ------------
                                                                                                                       $  2,652,109
                                                                                                                       ------------
UTILITIES - ELECTRIC POWER - 0.6%
Calpine Corp.*                                                                                          557,430        $  1,560,804
                                                                                                                       ------------
Total Stocks (Identified Cost, $223,302,948)                                                                           $240,670,484
                                                                                                                       ------------
COLLATERAL FOR SECURITIES LOANED - 2.4%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                             5,646,147        $  5,646,147
                                                                                                                       ------------
Total Investments (Identified Cost, $228,949,095)                                                                      $246,316,631
                                                                                                                       ------------
OTHER ASSETS, LESS LIABILITIES - (1.9)%                                                                                  (4,503,239)
                                                                                                                       ------------
NET ASSETS - 100.0%                                                                                                    $241,813,392
                                                                                                                       ------------

*   Non-income producing security.
#   SEC Rule 144A restriction.
^   All or a portion of this security is on loan.

ADR = American Depositary Receipt
GDR = Global Depositary Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - CAPITAL OPPORTUNITIES SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 03/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $228,949,095
                                                ============
Gross unrealized appreciation                   $ 24,714,198
Gross unrealized depreciation                     (7,346,662)
                                                ------------
  Net unrealized appreciation (depreciation)    $ 17,367,536
                                                ============

(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2005



                        Value Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS   March 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Value Series

ISSUER                                                                                                SHARES               VALUE
STOCKS - 98.7%

AEROSPACE - 4.4%
Lockheed Martin Corp.                                                                                   133,420        $  8,146,625
Northrop Grumman Corp.                                                                                  121,540           6,560,729
United Technologies Corp.                                                                                52,230           5,309,702
                                                                                                                       ------------
                                                                                                                       $ 20,017,056
                                                                                                                       ------------
ALCOHOLIC BEVERAGES - 0.5%
Diageo PLC                                                                                              149,403        $  2,104,152
                                                                                                                       ------------
BANKS & CREDIT COMPANIES - 15.9%
American Express Co.                                                                                     92,110        $  4,731,691
Bank of America Corp.                                                                                   372,396          16,422,664
Citigroup, Inc.                                                                                         342,100          15,373,970
Fannie Mae                                                                                              151,600           8,254,620
Freddie Mac                                                                                              38,740           2,448,368
J.P. Morgan Chase & Co.                                                                                 126,520           4,377,592
MBNA Corp.                                                                                               91,300           2,241,415
PNC Financial Services Group, Inc.                                                                       97,400           5,014,152
SunTrust Banks, Inc.                                                                                    136,820           9,860,617
Wells Fargo & Co.                                                                                        65,590           3,922,282
                                                                                                                       ------------
                                                                                                                       $ 72,647,371
                                                                                                                       ------------
BROADCAST & CABLE TV - 2.6%
Comcast Corp., "Special A"*                                                                              27,370        $    914,158
Time Warner, Inc.*                                                                                       96,440           1,692,522
Viacom, Inc., "B"                                                                                       196,678           6,850,295
Walt Disney Co.                                                                                          81,530           2,342,357
                                                                                                                       ------------
                                                                                                                       $ 11,799,332
                                                                                                                       ------------
BROKERAGE & ASSET MANAGERS - 5.3%
Franklin Resources, Inc.                                                                                 25,180        $  1,728,607
Goldman Sachs Group, Inc.                                                                               111,770          12,293,582
Lehman Brothers Holdings, Inc.                                                                           26,850           2,528,196
Mellon Financial Corp.                                                                                  158,300           4,517,882
Merrill Lynch & Co., Inc.                                                                                59,190           3,350,154
                                                                                                                       ------------
                                                                                                                       $ 24,418,421
                                                                                                                       ------------
BUSINESS SERVICES - 2.0%
Accenture Ltd., "A"*                                                                                    278,000        $  6,713,700
Fiserv, Inc.*                                                                                            58,270           2,319,146
                                                                                                                       ------------
                                                                                                                       $  9,032,846
                                                                                                                       ------------
CHEMICALS - 5.6%
Dow Chemical Co.                                                                                         94,190        $  4,695,372
E.I. du Pont de Nemours & Co.                                                                           122,170           6,259,991
Monsanto Co.                                                                                             30,890           1,992,405
Nalco Holding Co.*                                                                                       40,310             759,037
PPG Industries, Inc.                                                                                    110,240           7,884,365
Syngenta AG                                                                                              37,520           3,917,449
                                                                                                                       ------------
                                                                                                                       $ 25,508,619
                                                                                                                       ------------
COMPUTER SOFTWARE - 0.5%
Symantec Corp.*                                                                                         104,250        $  2,223,653
                                                                                                                       ------------
COMPUTER SOFTWARE - SYSTEMS - 0.6%
Hewlett-Packard Co.                                                                                      89,720        $  1,968,457
International Business Machines Corp.                                                                     9,100             831,558
                                                                                                                       ------------
                                                                                                                       $  2,800,015
                                                                                                                       ------------
CONSTRUCTION - 1.0%
Masco Corp.                                                                                             138,420        $  4,799,021
                                                                                                                       ------------
CONSUMER GOODS & SERVICES - 1.4%
Kimberly-Clark Corp.                                                                                     97,410        $  6,402,759
                                                                                                                       ------------
CONTAINERS - 0.3%
Smurfit-Stone Container Corp.*                                                                           96,180        $  1,487,905
                                                                                                                       ------------
ELECTRICAL EQUIPMENT - 1.9%
Cooper Industries Ltd., "A"                                                                              43,020        $  3,076,790
Emerson Electric Co.                                                                                     73,020           4,741,189
Tyco International Ltd.                                                                                  32,280           1,091,064
                                                                                                                       ------------
                                                                                                                       $  8,909,043
                                                                                                                       ------------
ELECTRONICS - 0.4%
Analog Devices, Inc.                                                                                     51,200        $  1,850,368
                                                                                                                       ------------
ENERGY - INDEPENDENT - 3.0%
Devon Energy Corp.                                                                                       52,100        $  2,487,775
EOG Resources, Inc.                                                                                      64,390           3,138,369
Unocal Corp.                                                                                            132,962           8,202,426
                                                                                                                       ------------
                                                                                                                       $ 13,828,570
                                                                                                                       ------------
ENERGY - INTEGRATED - 7.9%
BP PLC, ADR                                                                                              93,440        $  5,830,656
ConocoPhillips                                                                                          112,770          12,161,117
Exxon Mobil Corp.                                                                                       160,602           9,571,879
TOTAL S.A., ADR^                                                                                         73,040           8,562,479
                                                                                                                       ------------
                                                                                                                       $ 36,126,131
                                                                                                                       ------------
FOOD & NON-ALCOHOLIC BEVERAGES - 5.5%
Archer Daniels Midland Co.                                                                              237,385        $  5,834,923
H.J. Heinz Co.                                                                                           95,650           3,523,746
Kellogg Co.                                                                                             154,170           6,670,936
Nestle S.A.                                                                                               8,791           2,404,894
PepsiCo, Inc.                                                                                            51,688           2,741,015
Sara Lee Corp.                                                                                          174,150           3,859,164
                                                                                                                       ------------
                                                                                                                       $ 25,034,678
                                                                                                                       ------------
FOREST & PAPER PRODUCTS - 1.5%
Bowater, Inc.                                                                                            36,230        $  1,364,784
International Paper Co.                                                                                 153,380           5,642,850
                                                                                                                       ------------
                                                                                                                       $  7,007,634
                                                                                                                       ------------
INSURANCE - 6.1%
AFLAC, Inc.                                                                                              65,930        $  2,456,552
Allstate Corp.                                                                                          177,910           9,617,815
Chubb Corp.                                                                                              28,080           2,225,902
Hartford Financial Services Group, Inc.                                                                  56,100           3,846,216
MetLife, Inc.                                                                                           250,760           9,804,716
                                                                                                                       ------------
                                                                                                                       $ 27,951,201
                                                                                                                       ------------
LEISURE & TOYS - 0.4%
Hasbro, Inc.                                                                                             87,850        $  1,796,533
                                                                                                                       ------------
MACHINERY & TOOLS - 2.6%
Deere & Co.                                                                                              81,550        $  5,474,452
Finning International, Inc.                                                                              16,810             456,882
Illinois Tool Works, Inc.                                                                                48,930           4,380,703
Sandvik AB                                                                                               34,300           1,426,155
                                                                                                                       ------------
                                                                                                                       $ 11,738,192
                                                                                                                       ------------
MEDICAL EQUIPMENT - 0.5%
Baxter International, Inc.                                                                               65,960        $  2,241,321
                                                                                                                       ------------
OIL SERVICES - 1.3%
GlobalSantaFe Corp.                                                                                      32,620        $  1,208,245
Noble Corp.                                                                                              85,770           4,821,132
                                                                                                                       ------------
                                                                                                                       $  6,029,377
                                                                                                                       ------------
PHARMACEUTICALS - 6.8%
Abbott Laboratories                                                                                     112,430        $  5,241,487
Eli Lilly & Co.                                                                                          19,440           1,012,824
Johnson & Johnson                                                                                       118,240           7,940,998
Merck & Co., Inc.                                                                                       204,040           6,604,775
Novartis AG                                                                                              38,700           1,805,191
Pfizer, Inc.                                                                                             58,780           1,544,151
Roche Holding AG^                                                                                        27,300           2,925,693
Wyeth                                                                                                    94,610           3,990,650
                                                                                                                       ------------
                                                                                                                       $ 31,065,769
                                                                                                                       ------------
PRINTING & PUBLISHING - 1.7%
Reed Elsevier PLC                                                                                       426,100        $  4,412,322
Tribune Co.                                                                                              82,707           3,297,528
                                                                                                                       ------------
                                                                                                                       $  7,709,850
                                                                                                                       ------------
RAILROAD & SHIPPING - 1.2%
Burlington Northern Santa Fe Corp.                                                                      100,600        $  5,425,358
                                                                                                                       ------------
RESTAURANTS - 0.6%
McDonald's Corp.                                                                                         90,890        $  2,830,315
                                                                                                                       ------------
SPECIALTY CHEMICALS - 1.5%
Air Products & Chemicals, Inc.^                                                                          88,547        $  5,604,140
Praxair, Inc.                                                                                            30,230           1,446,808
                                                                                                                       ------------
                                                                                                                       $  7,050,948
                                                                                                                       ------------
SPECIALTY STORES - 2.5%
Gap, Inc.                                                                                               244,760        $  5,345,558
Lowe's Cos., Inc.                                                                                        39,990           2,283,029
TJX Cos., Inc.                                                                                          155,600           3,832,428
                                                                                                                       ------------
                                                                                                                       $ 11,461,015
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELESS - 1.3%
Vodafone Group PLC                                                                                    2,290,700        $  6,076,081
                                                                                                                       ------------
TELEPHONE SERVICES - 3.9%
Sprint Corp.                                                                                            458,720        $ 10,435,880
Verizon Communications, Inc.                                                                            207,670           7,372,285
                                                                                                                       ------------
                                                                                                                       $ 17,808,165
                                                                                                                       ------------
TOBACCO - 3.0%
Altria Group, Inc.                                                                                      207,460        $ 13,565,809
                                                                                                                       ------------
TRUCKING - 0.2%
CNF, Inc.                                                                                                16,600        $    776,714
                                                                                                                       ------------
UTILITIES - ELECTRIC POWER - 4.8%
Cinergy Corp.                                                                                            34,350        $  1,391,862
Dominion Resources, Inc.                                                                                119,810           8,917,458
Entergy Corp.                                                                                            25,930           1,832,214
Exelon Corp.                                                                                             30,610           1,404,693
FPL Group, Inc.                                                                                          18,690             750,404
PPL Corp.                                                                                                40,170           2,168,778
Public Service Enterprise Group, Inc.                                                                    32,800           1,783,992
TXU Corp.                                                                                                45,510           3,623,961
                                                                                                                       ------------
                                                                                                                       $ 21,873,362
                                                                                                                       ------------
Total Stocks (Identified Cost, $375,494,901)                                                                           $451,397,584
                                                                                                                       ------------

ISSUER                                                                                              PAR AMOUNT             VALUE
SHORT-TERM OBLIGATION - 0.4%
General Electric Capital Corp., 2.84%, due 4/01/05, at Amortized Cost<                             $  1,712,000        $  1,712,000
                                                                                                                       ------------

ISSUER                                                                                                SHARES               VALUE
COLLATERAL FOR SECURITIES LOANED - 1.5%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                             6,809,790        $  6,809,790
                                                                                                                       ------------
Total Investments (Identified Cost, $384,016,691)                                                                      $459,919,374
                                                                                                                       ------------
OTHER ASSETS, LESS LIABILITIES - (0.6)%                                                                                  (2,722,197)
                                                                                                                       ------------
NET ASSETS - 100.0%                                                                                                    $457,197,177
                                                                                                                       ------------

*   Non-income producing security.
^   All or a portion of this security is on loan.
<   The rate shown represents an annualized yield at time of purchase.

ADR = American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - VALUE SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED)

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $384,785,886
                                                ============
Gross unrealized appreciation                   $ 83,015,348
Gross unrealized depreciation                     (7,881,860)
                                                ------------
  Net unrealized appreciation (depreciation)    $ 75,133,488
                                                ============


(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2005



                        International Growth Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS   March 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - International Growth Series

ISSUER                                                                                                SHARES               VALUE
STOCKS - 98.0%

ALCOHOLIC BEVERAGES - 0.9%
Pernod Ricard^                                                                                            8,580        $  1,198,097
                                                                                                                       ------------
APPAREL MANUFACTURERS - 1.6%
Burberry Group PLC                                                                                       90,070        $    696,327
LVMH Moet Hennessy Louis Vuitton S.A.                                                                     8,930             668,061
Toray Industries, Inc.^                                                                                 165,000             740,311
                                                                                                                       ------------
                                                                                                                       $  2,104,699
                                                                                                                       ------------
AUTOMOTIVE - 1.4%
Autoliv, Inc.^                                                                                           13,560        $    647,230
Toyota Motor Corp.^                                                                                      31,900           1,187,267
                                                                                                                       ------------
                                                                                                                       $  1,834,497
                                                                                                                       ------------
BANKS & CREDIT COMPANIES - 17.4%
AEON Credit Service Co. Ltd.                                                                             17,700        $  1,195,357
Aiful Corp.*                                                                                              3,975             311,459
Aiful Corp.^                                                                                              7,950             636,267
Anglo Irish Bank Corp. PLC                                                                               60,780           1,520,922
Bank Colombia S.A., ADR                                                                                   5,500              73,279
Bank Rakyat Indonesia                                                                                 4,056,000           1,220,655
Close Brothers Group PLC                                                                                 75,560           1,105,536
DEPFA Bank PLC                                                                                           59,410             939,742
Erste Bank der Oesterreichischen Sparkassen AG                                                           30,920           1,617,604
Grupo Financiero Inbursa S.A. de C.V                                                                    339,520             665,696
Housing Development Finance Corp. Ltd.                                                                  109,030           1,814,087
Kookmin Bank                                                                                             28,660           1,279,893
OTP Bank Ltd., GDR                                                                                       22,210           1,528,048
Powszechna Kasa Oszczednosci Bank Polski S.A.*                                                          117,330           1,032,142
Royal Bank of Scotland Group PLC                                                                         51,785           1,646,361
Shinsei Bank Ltd.^                                                                                      178,000           1,012,826
St. George Bank Ltd.                                                                                     33,600             636,704
Standard Chartered PLC                                                                                   67,290           1,209,390
Taishin Financial Holdings Co. Ltd.                                                                     683,000             611,331
Takefuji Corp.^                                                                                          18,300           1,232,461
UBS AG^                                                                                                  25,366           2,141,664
                                                                                                                       ------------
                                                                                                                       $ 23,431,424
                                                                                                                       ------------
BROADCAST & CABLE TV - 5.2%
Antena 3 de Television S.A.^                                                                             13,244        $  1,080,946
Astro All Asia Networks PLC*                                                                            426,000             577,342
Grupo Televisa S.A., ADR                                                                                 31,560           1,855,728
News Corp., Inc., "B"^                                                                                   74,878           1,319,869
Premiere AG*                                                                                             19,620             812,754
WPP Group PLC                                                                                           118,760           1,350,847
                                                                                                                       ------------
                                                                                                                       $  6,997,486
                                                                                                                       ------------
BROKERAGE & ASSET MANAGERS - 0.9%
Schroders PLC                                                                                            94,820        $  1,265,606
                                                                                                                       ------------
BUSINESS SERVICES - 2.9%
Accenture Ltd., "A"*                                                                                     48,240        $  1,164,996
Manpower, Inc.                                                                                           26,320           1,145,446
SOFTBANK CORP.^                                                                                          38,400           1,583,210
                                                                                                                       ------------
                                                                                                                       $  3,893,652
                                                                                                                       ------------
COMPUTER SOFTWARE - 2.3%
Business Objects S.A., ADR^*                                                                             47,700        $  1,282,653
Check Point Software Technologies Ltd.*                                                                  25,500             554,370
SAP AG                                                                                                    7,950           1,281,334
                                                                                                                       ------------
                                                                                                                       $  3,118,357
                                                                                                                       ------------
CONSTRUCTION - 1.8%
Italcementi S.p.A.                                                                                       51,600        $    626,871
Siam Cement Public Co. Ltd.                                                                             168,070           1,134,215
Urbi Desarrollos Urbanos S.A. de C.V.*                                                                  130,020             651,875
                                                                                                                       ------------
                                                                                                                       $  2,412,961
                                                                                                                       ------------
CONSUMER GOODS & SERVICES - 2.0%
AmorePacific, Inc.                                                                                        3,430        $    820,768
Reckitt Benckiser PLC                                                                                    56,740           1,801,749
                                                                                                                       ------------
                                                                                                                       $  2,622,517
                                                                                                                       ------------
ELECTRICAL EQUIPMENT - 2.4%
Nidec Corp.                                                                                               7,700        $    958,864
Nitto Denko Corp.                                                                                        25,000           1,310,573
Schneider Electric S.A.                                                                                  12,670             993,029
                                                                                                                       ------------
                                                                                                                       $  3,262,466
                                                                                                                       ------------
ELECTRONICS - 7.4%
ASML Holding N.V.*                                                                                       43,110        $    728,302
CANON, Inc.                                                                                              25,000           1,340,889
EPCOS AG                                                                                                 43,970             607,719
Murata Manufacturing Co. Ltd.                                                                            24,900           1,335,525
Samsung Electronics Co. Ltd., GDR                                                                         7,270           3,593,836
Seiko Epson Corp.                                                                                        27,100           1,006,091
Sony Corp.                                                                                               16,300             649,233
Stanley Electric Co. Ltd.^                                                                               46,600             705,922
                                                                                                                       ------------
                                                                                                                       $  9,967,517
                                                                                                                       ------------
ENERGY - INDEPENDENT - 2.2%
CNOOC Ltd.                                                                                            1,200,000        $    646,208
EnCana Corp.                                                                                             17,690           1,249,231
Talisman Energy, Inc.                                                                                    28,930             989,802
                                                                                                                       ------------
                                                                                                                       $  2,885,241
                                                                                                                       ------------
ENERGY - INTEGRATED - 3.1%
BP PLC                                                                                                  149,777        $  1,550,961
TOTAL S.A.^                                                                                              11,090           2,595,361
                                                                                                                       ------------
                                                                                                                       $  4,146,322
                                                                                                                       ------------
FOOD & DRUG STORES - 0.8%
Jardine Strategic Holdings Ltd.                                                                         104,500        $  1,045,000
                                                                                                                       ------------
FOOD & NON-ALCOHOLIC BEVERAGES - 3.1%
China Mengniu Dairy Co. Ltd.                                                                            653,000        $    443,742
Groupe Danone^                                                                                           13,660           1,359,309
Nestle S.A.                                                                                               8,554           2,340,060
                                                                                                                       ------------
                                                                                                                       $  4,143,111
                                                                                                                       ------------
GAMING & LODGING - 0.5%
OPAP S.A.                                                                                                24,260        $    708,980
                                                                                                                       ------------
INSURANCE - 1.7%
Riunione Adriatica di Sicurta S.p.A.                                                                     62,240        $  1,464,655
St. James's Place Capital PLC                                                                           169,260             782,888
                                                                                                                       ------------
                                                                                                                       $  2,247,543
                                                                                                                       ------------
LEISURE & TOYS - 0.6%
Heiwa Corp.                                                                                              19,700        $    334,443
Nintendo Co. Ltd.^                                                                                        4,700             512,942
                                                                                                                       ------------
                                                                                                                       $    847,385
                                                                                                                       ------------
MACHINERY & TOOLS - 2.3%
Atlas Copco AB, "A"^                                                                                     15,660        $    749,680
Mitsui Mining & Smelting Co. Ltd.^                                                                      214,000             948,183
Neopost S.A.^                                                                                             2,260             195,737
Sandvik AB                                                                                               29,820           1,239,882
                                                                                                                       ------------
                                                                                                                       $  3,133,482
                                                                                                                       ------------
MEDICAL EQUIPMENT - 2.5%
Smith & Nephew PLC                                                                                      136,400        $  1,281,110
Straumann Holding AG^                                                                                     3,580             775,106
Synthes, Inc.                                                                                            11,460           1,274,132
                                                                                                                       ------------
                                                                                                                       $  3,330,348
                                                                                                                       ------------
METALS & MINING - 2.3%
Aber Diamond Corp.                                                                                       21,330        $    646,909
BHP Billiton Ltd.^                                                                                      117,130           1,618,919
Companhia Vale do Rio Doce, ADR                                                                          25,430             803,842
                                                                                                                       ------------
                                                                                                                       $  3,069,670
                                                                                                                       ------------
OIL SERVICES - 0.6%
Tenaris S.A., ADR                                                                                        13,540        $    832,845
                                                                                                                       ------------
PHARMACEUTICALS - 6.6%
AstraZeneca PLC                                                                                          46,570        $  1,834,001
Chugai Pharmaceutical Co. Ltd.^                                                                          66,200           1,017,037
Roche Holding AG                                                                                         26,080           2,794,948
Sanofi-Aventis                                                                                           31,120           2,624,677
Tanabe Seiyaku Co. Ltd.^                                                                                 66,000             657,507
                                                                                                                       ------------
                                                                                                                       $  8,928,170
                                                                                                                       ------------
PRINTING & PUBLISHING - 2.4%
Reed Elsevier N.V                                                                                        45,000        $    678,549
Reuters Group PLC                                                                                        93,910             723,354
Yell Group PLC                                                                                          196,530           1,754,967
                                                                                                                       ------------
                                                                                                                       $  3,156,870
                                                                                                                       ------------
SPECIALTY CHEMICALS - 2.2%
Asahi Glass Co. Ltd.^                                                                                    89,000        $    938,109
Kaneka Corp.^                                                                                            59,000             651,611
L'Air Liquide S.A.^                                                                                       7,233           1,330,730
                                                                                                                       ------------
                                                                                                                       $  2,920,450
                                                                                                                       ------------
SPECIALTY STORES - 5.1%
Esprit Holdings Ltd.                                                                                    108,000        $    737,369
Grupo Elektra S.A. de C.V.                                                                              101,680             814,660
Hennes & Mauritz AB, "B"                                                                                 42,550           1,462,282
Kingfisher PLC                                                                                          232,554           1,267,724
NEXT PLC                                                                                                 43,230           1,299,294
Nishimatsuya Chain Co. Ltd.^                                                                             26,660             758,481
RONA, Inc.*                                                                                              27,980             546,995
                                                                                                                       ------------
                                                                                                                       $  6,886,805
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELESS - 4.5%
Mobile TeleSystems OJSC, ADR                                                                             17,670        $    621,807
Vodafone Group PLC                                                                                    2,030,640           5,386,272
                                                                                                                       ------------
                                                                                                                       $  6,008,079
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELINE - 3.7%
AFK Sistema, GDR##*                                                                                      35,060        $    569,725
CSR PLC*                                                                                                122,740             757,727
Nokia Oyj^                                                                                               81,760           1,267,830
Research In Motion Ltd.*                                                                                 15,960           1,219,663
Spirent PLC*                                                                                            466,310             565,623
ZTE Corp.                                                                                               193,400             639,761
                                                                                                                       ------------
                                                                                                                       $  5,020,329
                                                                                                                       ------------
TELEPHONE SERVICES - 4.7%
FastWeb S.p.A.^*                                                                                         19,410        $    950,017
Hanaro Telecom, Inc.*                                                                                   404,650           1,141,627
Singapore Telecommunications Ltd.                                                                       840,000           1,312,739
Starhub Ltd.*                                                                                           797,000             608,286
Telefonica S.A.                                                                                         132,996           2,317,538
                                                                                                                       ------------
                                                                                                                       $  6,330,207
                                                                                                                       ------------
TOBACCO - 0.8%
Swedish Match AB^                                                                                        86,140        $  1,053,771
                                                                                                                       ------------
UTILITIES - ELECTRIC POWER - 2.1%
Iberdrola S.A.^                                                                                          52,530        $  1,374,414
Suez S.A.^                                                                                               52,820           1,421,722
                                                                                                                       ------------
                                                                                                                       $  2,796,136
                                                                                                                       ------------
Total Stocks (Identified Cost, $110,188,725)                                                                           $131,600,023
                                                                                                                       ------------
PREFERRED STOCKS - 0.6%

AUTOMOTIVE - 0.6%
Porsche AG ^                                                                                              1,137        $    825,539
                                                                                                                       ------------
Total Preferred Stocks (Identified Cost, $473,739)                                                                     $    825,539
                                                                                                                       ------------

ISSUER                                                                                              PAR AMOUNT             VALUE
SHORT-TERM OBLIGATION - 0.3%
General Electric Capital Corp., 2.84%, due 4/01/05, at Amortized Cost<                             $    450,000        $    450,000
                                                                                                                       ------------

ISSUER                                                                                                SHARES               VALUE
COLLATERAL FOR SECURITIES LOANED - 23.0%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                            30,840,382        $ 30,840,382
                                                                                                                       ------------
Total Investments ~ (Identified Cost, $141,952,846)                                                                    $163,715,944
                                                                                                                       ------------
OTHER ASSETS, LESS LIABILITIES - (21.9)%                                                                                (29,402,156)
                                                                                                                       ------------
NET ASSETS - 100.0%                                                                                                    $134,313,788
                                                                                                                       ------------

*   Non-income producing security.
##  SEC Rule 144A restriction.
~ As of March 31, 2005 the fund had two securities representing $1,216,634 and 0.9% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
^   All or a portion of this security is on loan.
<   The rate shown represents an annualized yield at time of purchase.

ADR = American Depository Receipt
GDR = Global Depository Receipt

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2005, are as follows:

Great Britain           19.6%
Japan                   15.7%
France                  10.2%
Switzerland              6.9%
South Korea              5.1%
Sweden                   3.8%
Spain                    3.6%
Canada                   3.5%
Germany                  3.3%
Other                   28.3%

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - INTERNATIONAL GROWTH SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED)

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $142,091,294
                                                ============
Gross unrealized appreciation                   $ 23,396,788
Gross unrealized depreciation                     (1,772,138)
                                                ------------
  Net unrealized appreciation (depreciation)    $ 21,624,650
                                                ============


(C)2005 MFS Investment Management Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2005



                        Massachusetts Investors Growth Stock Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS   March 31, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Massachusetts Investors Growth Stock Series

ISSUER                                                                                                SHARES               VALUE
STOCKS - 98.4%

AEROSPACE - 0.8%
Lockheed Martin Corp.                                                                                    18,290        $  1,116,787
Northrop Grumman Corp.                                                                                   24,240           1,308,475
United Technologies Corp.                                                                                18,000           1,829,880
                                                                                                                       ------------
                                                                                                                       $  4,255,142
                                                                                                                       ------------
AIRLINES - 0.2%
Southwest Airlines Co.                                                                                   72,470        $  1,031,973
                                                                                                                       ------------
APPAREL MANUFACTURERS - 0.7%
Nike, Inc., "B"                                                                                          14,700        $  1,224,657
Polo Ralph Lauren Corp., "A"                                                                              9,410             365,108
Reebok International Ltd.                                                                                38,760           1,717,068
                                                                                                                       ------------
                                                                                                                       $  3,306,833
                                                                                                                       ------------
AUTOMOTIVE - 1.1%
Harley-Davidson, Inc.                                                                                    98,970        $  5,716,507
                                                                                                                       ------------
BANKS & CREDIT COMPANIES - 2.4%
American Express Co.                                                                                     66,860        $  3,434,598
Citigroup, Inc.                                                                                          71,430           3,210,064
Countrywide Financial Corp.                                                                              26,640             864,734
Northern Trust Corp.                                                                                      3,670             159,425
SLM Corp.                                                                                                92,940           4,632,130
                                                                                                                       ------------
                                                                                                                       $ 12,300,951
                                                                                                                       ------------
BIOTECHNOLOGY - 5.9%
Amgen, Inc.*                                                                                            147,780        $  8,602,274
Biogen Idec, Inc.*                                                                                       39,400           1,359,694
Celgene Corp.^*                                                                                          28,160             958,848
Genentech, Inc.*                                                                                         35,880           2,031,167
Genzyme Corp.*                                                                                          151,830           8,690,749
Gilead Sciences, Inc.*                                                                                  114,740           4,107,692
ImClone Systems, Inc.^*                                                                                  82,290           2,839,005
MedImmune, Inc.*                                                                                         62,460           1,487,173
                                                                                                                       ------------
                                                                                                                       $ 30,076,602
                                                                                                                       ------------
BROADCAST & CABLE TV - 5.5%
Citadel Broadcasting Corp.*                                                                              55,680        $    764,486
Comcast Corp., "A"*                                                                                     170,209           5,749,660
EchoStar Communications Corp., "A"                                                                       37,500           1,096,875
Grupo Televisa S.A., ADR                                                                                 35,780           2,103,864
News Corp., "A"                                                                                         112,180           1,898,086
Time Warner, Inc.*                                                                                      240,300           4,217,265
Univision Communications, Inc., "A"*                                                                    113,870           3,153,060
Viacom, Inc., "B"                                                                                        90,780           3,161,867
Walt Disney Co.                                                                                         191,420           5,499,497
                                                                                                                       ------------
                                                                                                                       $ 27,644,660
                                                                                                                       ------------
BROKERAGE & ASSET MANAGERS - 1.5%
Goldman Sachs Group, Inc.                                                                                35,630        $  3,918,944
Legg Mason, Inc.                                                                                         15,120           1,181,477
Mellon Financial Corp.                                                                                   27,690             790,273
Merrill Lynch & Co., Inc.                                                                                30,480           1,725,168
                                                                                                                       ------------
                                                                                                                       $  7,615,862
                                                                                                                       ------------
BUSINESS SERVICES - 1.7%
Accenture Ltd., "A"*                                                                                    262,750        $  6,345,412
Fiserv, Inc.*                                                                                            40,470           1,610,706
Getty Images, Inc.*                                                                                       8,730             620,790
                                                                                                                       ------------
                                                                                                                       $  8,576,908
                                                                                                                       ------------
CHEMICALS - 1.7%
3M Co.                                                                                                   41,000        $  3,513,290
Monsanto Co.                                                                                             76,090           4,907,805
                                                                                                                       ------------
                                                                                                                       $  8,421,095
                                                                                                                       ------------
COMPUTER SOFTWARE - 9.2%
Amdocs Ltd.*                                                                                            176,740        $  5,019,416
Check Point Software Technologies Ltd.*                                                                  31,820             691,767
Citrix Systems, Inc.*                                                                                    34,710             826,792
Computer Associates International, Inc.                                                                     931              25,230
Mercury Interactive Corp.*                                                                               91,610           4,340,482
Microsoft Corp.                                                                                         699,724          16,912,329
Oracle Corp.*                                                                                           784,780           9,794,054
Symantec Corp.*                                                                                         290,500           6,196,365
VERITAS Software Corp.*                                                                                 119,200           2,767,824
                                                                                                                       ------------
                                                                                                                       $ 46,574,259
                                                                                                                       ------------
COMPUTER SOFTWARE - SYSTEMS - 3.0%
Apple Computer, Inc.*                                                                                    11,520        $    480,038
CDW Corp.                                                                                                31,000           1,757,080
Dell, Inc.*                                                                                             298,084          11,452,387
International Business Machines Corp.                                                                    18,180           1,661,288
                                                                                                                       ------------
                                                                                                                       $ 15,350,793
                                                                                                                       ------------
CONGLOMERATES - 0.1%
Textron, Inc.                                                                                             6,600        $    492,492
                                                                                                                       ------------
CONSUMER GOODS & SERVICES - 4.1%
Apollo Group, Inc., "A"*                                                                                 28,800        $  2,132,928
Avon Products, Inc.                                                                                      53,020           2,276,679
Career Education Corp.*                                                                                  15,490             530,687
Cintas Corp.                                                                                             40,520           1,673,881
Colgate-Palmolive Co.                                                                                    36,400           1,898,988
Gillette Co.                                                                                             47,560           2,400,829
Procter & Gamble Co.                                                                                    148,110           7,849,830
Reckitt Benckiser PLC                                                                                    71,090           2,257,426
                                                                                                                       ------------
                                                                                                                       $ 21,021,248
                                                                                                                       ------------
ELECTRICAL EQUIPMENT - 3.4%
Cooper Industries Ltd., "A"                                                                              20,740        $  1,483,325
Danaher Corp.^                                                                                           30,650           1,637,017
Emerson Electric Co.                                                                                     24,800           1,610,264
General Electric Co.                                                                                    117,856           4,249,887
Hubbell, Inc., "B"                                                                                        5,100             260,610
Tyco International Ltd.                                                                                 210,910           7,128,758
W.W. Grainger, Inc.                                                                                      15,500             965,185
                                                                                                                       ------------
                                                                                                                       $ 17,335,046
                                                                                                                       ------------
ELECTRONICS - 5.0%
Amphenol Corp., "A"                                                                                      23,350        $    864,884
Analog Devices, Inc.                                                                                    185,780           6,714,089
Applied Materials, Inc.                                                                                  38,630             627,737
KLA-Tencor Corp.                                                                                         42,050           1,934,721
Linear Technology Corp.                                                                                  16,890             647,056
Marvell Technology Group Ltd.*                                                                           89,570           3,434,114
Maxim Integrated Products, Inc.                                                                          15,050             615,094
PMC-Sierra, Inc.*                                                                                       116,630           1,026,344
Samsung Electronics Co. Ltd., GDR                                                                         4,830           2,387,651
Symbol Technologies, Inc.                                                                                43,040             623,650
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                        150,200           1,273,696
Texas Instruments, Inc.                                                                                  66,980           1,707,320
Xilinx, Inc.                                                                                            122,710           3,586,813
                                                                                                                       ------------
                                                                                                                       $ 25,443,169
                                                                                                                       ------------
ENERGY - INDEPENDENT - 0.3%
Arch Coal, Inc.^                                                                                          4,200        $    180,642
EOG Resources, Inc.                                                                                      26,900           1,311,106
Massey Energy Co.                                                                                         4,000             160,160
                                                                                                                       ------------
                                                                                                                       $  1,651,908
                                                                                                                       ------------
FOOD & DRUG STORES - 1.5%
CVS Corp.                                                                                               147,570        $  7,765,133
                                                                                                                       ------------
FOOD & NON-ALCOHOLIC BEVERAGES - 2.8%
Groupe Danone^                                                                                            6,370        $    633,880
PepsiCo, Inc.                                                                                           202,600          10,743,878
SYSCO Corp.^                                                                                             74,170           2,655,286
                                                                                                                       ------------
                                                                                                                       $ 14,033,044
                                                                                                                       ------------
GAMING & LODGING - 1.2%
Carnival Corp.                                                                                          101,840        $  5,276,330
Cendant Corp.                                                                                            18,750             385,125
Royal Caribbean Cruises Ltd.^                                                                            14,320             639,961
                                                                                                                       ------------
                                                                                                                       $  6,301,416
                                                                                                                       ------------
GENERAL MERCHANDISE - 4.3%
Family Dollar Stores, Inc.                                                                               32,670        $    991,861
Kohl's Corp.*                                                                                            88,130           4,550,152
Target Corp.                                                                                            154,600           7,733,092
Wal-Mart Stores, Inc.                                                                                   166,060           8,321,267
                                                                                                                       ------------
                                                                                                                       $ 21,596,372
                                                                                                                       ------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.9%
WellPoint, Inc.*                                                                                         38,150        $  4,782,102
                                                                                                                       ------------
INSURANCE - 1.4%
AFLAC, Inc.                                                                                              19,560        $    728,806
American International Group, Inc.                                                                       94,980           5,262,842
St. Paul Travelers Cos., Inc.                                                                            28,400           1,043,132
                                                                                                                       ------------
                                                                                                                       $  7,034,780
                                                                                                                       ------------
INTERNET - 2.0%
Amazon.com, Inc.*                                                                                        13,600        $    466,072
eBay, Inc.*                                                                                              50,840           1,894,298
IAC/InterActiveCorp^*                                                                                    71,850           1,600,100
Yahoo!, Inc.*                                                                                           187,510           6,356,589
                                                                                                                       ------------
                                                                                                                       $ 10,317,059
                                                                                                                       ------------
LEISURE & TOYS - 1.5%
Activision, Inc.*                                                                                        28,933        $    428,208
Electronic Arts, Inc.*                                                                                  133,970           6,936,967
                                                                                                                       ------------
                                                                                                                       $  7,365,175
                                                                                                                       ------------
MACHINERY & TOOLS - 1.3%
Caterpillar, Inc.                                                                                        28,750        $  2,628,900
Illinois Tool Works, Inc.                                                                                45,810           4,101,369
                                                                                                                       ------------
                                                                                                                       $  6,730,269
                                                                                                                       ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.2%
Caremark Rx, Inc.*                                                                                       44,010        $  1,750,718
Cerner Corp.*                                                                                             9,400             493,594
Community Health Systems, Inc.*                                                                          29,700           1,036,827
HCA, Inc.                                                                                                53,500           2,865,995
                                                                                                                       ------------
                                                                                                                       $  6,147,134
                                                                                                                       ------------
MEDICAL EQUIPMENT - 4.7%
Beckman Coulter, Inc.^                                                                                    8,920        $    592,734
Boston Scientific Corp.*                                                                                 77,990           2,284,327
Fisher Scientific International, Inc.*                                                                   74,410           4,235,417
Guidant Corp.                                                                                            21,760           1,608,064
Medtronic, Inc.                                                                                         194,430           9,906,209
St. Jude Medical, Inc.*                                                                                  65,460           2,356,560
Thermo Electron Corp.*                                                                                   19,890             503,018
Waters Corp.*                                                                                            33,340           1,193,239
Zimmer Holdings, Inc.*                                                                                   17,940           1,395,911
                                                                                                                       ------------
                                                                                                                       $ 24,075,479
                                                                                                                       ------------
METALS & MINING - 0.3%
Companhia Vale do Rio Doce, ADR                                                                          42,390        $  1,339,948
                                                                                                                       ------------
OIL SERVICES - 1.4%
BJ Services Co.                                                                                          10,500        $    544,740
GlobalSantaFe Corp.                                                                                      47,980           1,777,179
Halliburton Co.                                                                                          75,810           3,278,783
Noble Corp.                                                                                               9,610             540,178
Smith International, Inc.                                                                                 8,450             530,069
Tenaris S.A., ADR                                                                                         4,400             270,644
                                                                                                                       ------------
                                                                                                                       $  6,941,593
                                                                                                                       ------------
PERSONAL COMPUTERS & PERIPHERALS - 1.7%
EMC Corp.*                                                                                              448,200        $  5,521,824
Lexmark International, Inc., "A"*                                                                        26,650           2,131,201
Network Appliance, Inc.*                                                                                 33,240             919,418
                                                                                                                       ------------
                                                                                                                       $  8,572,443
                                                                                                                       ------------
PHARMACEUTICALS - 11.5%
Abbott Laboratories                                                                                     244,310        $ 11,389,732
Allergan, Inc.                                                                                           35,970           2,498,836
Eli Lilly & Co.                                                                                          86,180           4,489,978
Johnson & Johnson                                                                                       283,600          19,046,576
Roche Holding AG^                                                                                        41,340           4,430,335
Sanofi-Aventis                                                                                            6,300             531,345
Teva Pharmaceutical Industries Ltd., ADR                                                                 33,800           1,047,800
Wyeth                                                                                                   358,710          15,130,388
                                                                                                                       ------------
                                                                                                                       $ 58,564,990
                                                                                                                       ------------
PRINTING & PUBLISHING - 0.4%
Lamar Advertising Co., "A"*                                                                              23,440        $    944,398
McGraw-Hill Cos., Inc.                                                                                   11,420             996,395
                                                                                                                       ------------
                                                                                                                       $  1,940,793
                                                                                                                       ------------
RAILROAD & SHIPPING - 0.3%
Burlington Northern Santa Fe Corp.                                                                       23,410        $  1,262,501
                                                                                                                       ------------
RESTAURANTS - 0.9%
Cheesecake Factory, Inc.*                                                                                19,730        $    699,429
Outback Steakhouse, Inc.                                                                                 65,980           3,021,224
YUM! Brands, Inc.                                                                                        16,980             879,734
                                                                                                                       ------------
                                                                                                                       $  4,600,387
                                                                                                                       ------------
SPECIALTY CHEMICALS - 0.2%
Praxair, Inc.                                                                                            25,700        $  1,230,002
                                                                                                                       ------------
SPECIALTY STORES - 3.9%
Abercrombie & Fitch Co., "A"                                                                             34,210        $  1,958,180
Bed Bath & Beyond, Inc.*                                                                                  6,700             244,818
Best Buy Co., Inc.                                                                                       31,650           1,709,416
CarMax, Inc.^*                                                                                           20,580             648,270
Home Depot, Inc.                                                                                         35,500           1,357,520
Lowe's Cos., Inc.                                                                                       127,760           7,293,818
PETsMART, Inc.                                                                                           63,780           1,833,675
Staples, Inc.                                                                                            62,360           1,959,975
TJX Cos., Inc.                                                                                          111,010           2,734,176
                                                                                                                       ------------
                                                                                                                       $ 19,739,848
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELESS - 0.7%
America Movil S.A. de C.V., ADR                                                                          14,210        $    733,236
Vodafone Group PLC                                                                                      322,840             856,333
Vodafone Group PLC, ADR                                                                                  65,192           1,731,500
                                                                                                                       ------------
                                                                                                                       $  3,321,069
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELINE - 5.7%
Cisco Systems, Inc.*                                                                                  1,046,457        $ 18,721,116
Comverse Technology, Inc.*                                                                               71,500           1,803,230
Corning, Inc.*                                                                                          268,240           2,985,511
Garmin Ltd.^                                                                                              5,200             240,864
Juniper Networks, Inc.*                                                                                  11,700             258,102
QUALCOMM, Inc.                                                                                          127,150           4,660,048
Telefonaktiebolaget LM Ericsson, "B", ADR^                                                               16,620             468,684
                                                                                                                       ------------
                                                                                                                       $ 29,137,555
                                                                                                                       ------------
TELEPHONE SERVICES - 0.5%
Sprint Corp.                                                                                            101,940        $  2,319,135
                                                                                                                       ------------
TRUCKING - 1.5%
Expeditors International of Washington, Inc.                                                             13,350        $    714,893
FedEx Corp.                                                                                              54,880           5,155,976
United Parcel Service, Inc., "B"                                                                         25,920           1,885,421
                                                                                                                       ------------
                                                                                                                       $  7,756,290
                                                                                                                       ------------
Total Stocks (Identified Cost, $492,307,433)                                                                           $499,689,965
                                                                                                                       ------------
COLLATERAL FOR SECURITIES LOANED - 2.2%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                            11,268,386        $ 11,268,386
                                                                                                                       ------------

ISSUER                                                                                              PAR AMOUNT             VALUE
SHORT-TERM OBLIGATION - 1.2%
General Electric Capital Corp., 2.84%, due 4/01/05, at Amortized Cost<                             $  5,859,000        $  5,859,000
                                                                                                                       ============
Total Investments (Identified Cost, $509,434,819)                                                                      $516,817,351
                                                                                                                       ------------
OTHER ASSETS, LESS LIABILITIES - (1.8)%                                                                                  (8,899,422)
                                                                                                                       ------------
NET ASSETS - 100.0%                                                                                                    $507,917,929
                                                                                                                       ------------

*   Non-income producing security.
^   All or a portion of this security is on loan.
<   The rate shown represents an annualized yield at time of purchase.

ADR = American Depository Receipt
GDR = Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SUPPLEMENTAL SCHEDULES (UNAUDITED)

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                   $524,065,928
                                 ============
Gross unrealized appreciation    $ 12,510,885
Gross unrealized depreciation     (19,759,462)
                                 -------------
  Net unrealized appreciation    $ (7,248,577)
                                 ============


(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2005



                        New Discovery Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS   March 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - New Discovery Series

ISSUER                                                                                                SHARES               VALUE
STOCKS - 97.5%

AEROSPACE - 0.4%
KVH Industries, Inc.^*                                                                                  115,180        $  1,049,290
                                                                                                                       ------------
AIRLINES - 0.3%
easyJet Airline Co. Ltd.*                                                                               204,360        $    832,388
                                                                                                                       ------------
APPAREL MANUFACTURERS - 0.9%
Reebok International Ltd.^                                                                               26,770        $  1,185,911
Timberland Co., "A"*                                                                                     20,490           1,453,356
                                                                                                                       ------------
                                                                                                                       $  2,639,267
                                                                                                                       ------------
BANKS & CREDIT COMPANIES - 6.3%
Ace Cash Express, Inc.^*                                                                                 26,000        $    591,500
Advance America, Cash Advance Centers, Inc.                                                              28,750             445,050
Alabama National BanCorp.                                                                                 2,300             142,347
BankUnited Financial Corp., "A"^                                                                         28,200             757,452
Cathay General Bancorp, Inc.                                                                             28,400             894,600
Collegiate Funding Services, Inc.*                                                                       88,870           1,384,595
East West Bancorp, Inc.                                                                                  29,200           1,078,064
FirstCity Financial Corp.*                                                                               35,840             460,544
Hanmi Financial Corp.                                                                                    99,780           1,651,359
Harbor Florida Bancshares, Inc.                                                                          27,700             944,570
Investors Financial Services Corp.^                                                                      28,300           1,384,153
MetroCorp Bancshares, Inc.                                                                               18,600             418,872
NewAlliance Bancshares, Inc.                                                                             86,500           1,211,000
QC Holdings, Inc.^*                                                                                      26,300             395,289
Signature Bank*                                                                                          43,800           1,161,138
Southwest Bancorp, Inc.^                                                                                110,580           2,029,143
Sterling Bancshares, Inc.^                                                                              151,130           2,146,046
Wintrust Financial Corp.^                                                                                14,900             701,641
                                                                                                                       ------------
                                                                                                                       $ 17,797,363
                                                                                                                       ------------
BIOTECHNOLOGY - 4.8%
Affymetrix, Inc.^*                                                                                       35,240        $  1,509,682
Applera Corp.*                                                                                           68,600             703,150
CV Therapeutics, Inc.*                                                                                   34,200             696,312
Cypress Bioscience, Inc.*                                                                                61,560             562,658
Encysive Pharmaceuticals, Inc.*                                                                         120,000           1,226,400
Gen-Probe, Inc.^*                                                                                        72,300           3,221,688
Incyte Corp.^*                                                                                           36,340             248,202
Keryx Biopharmaceuticals, Inc.^*                                                                         52,240             697,926
MannKind Corp.*                                                                                          54,350             773,401
Neurochem, Inc.^*                                                                                        65,640             781,772
Neurocrine Biosciences, Inc.*                                                                            31,660           1,204,980
Vasogen, Inc.^*                                                                                         166,250             673,313
Vicuron Pharmaceuticals, Inc.^*                                                                          76,050           1,198,548
                                                                                                                       ------------
                                                                                                                       $ 13,498,032
                                                                                                                       ------------
BROADCAST & CABLE TV - 3.0%
ADVO, Inc.^                                                                                              38,000        $  1,423,100
Gemstar-TV Guide International, Inc.*                                                                   527,470           2,294,494
R.H. Donnelley Corp.*                                                                                    47,031           2,732,031
Radio One, Inc., "A"*                                                                                   136,910           2,009,839
                                                                                                                       ------------
                                                                                                                       $  8,459,464
                                                                                                                       ------------
BROKERAGE & ASSET MANAGERS - 1.0%
Affiliated Managers Group, Inc.^*                                                                        13,540        $    839,886
Janus Capital Group, Inc.^                                                                               62,910             877,595
MarketAxess Holdings, Inc.^*                                                                             92,400           1,032,108
                                                                                                                       ------------
                                                                                                                       $  2,749,589
                                                                                                                       ------------
BUSINESS SERVICES - 7.8%
Alliance Data Systems Corp.*                                                                             40,200        $  1,624,080
Bright Horizons Family Solutions, Inc.*                                                                  62,260           2,100,652
Concur Technologies, Inc.^*                                                                              80,890             656,827
Corporate Executive Board Co.                                                                            28,620           1,830,249
CoStar Group, Inc.^*                                                                                     55,380           2,040,753
Getty Images, Inc.*                                                                                      18,590           1,321,935
Harris Interactive, Inc.^*                                                                              464,870           2,143,051
SIRVA, Inc.*                                                                                            257,460           1,830,541
Stamps.com, Inc.^                                                                                        45,400             753,640
Ultimate Software Group, Inc.^*                                                                         180,020           2,876,720
Universal Technical Institute, Inc.*                                                                     95,020           3,496,736
Wright Express Corp.*                                                                                    87,570           1,497,447
                                                                                                                       ------------
                                                                                                                       $ 22,172,631
                                                                                                                       ------------
CHEMICALS - 0.4%
UAP Holding Corp.*                                                                                       62,900        $  1,012,690
                                                                                                                       ------------
COMPUTER SOFTWARE - 7.9%
ANSYS, Inc.*                                                                                             32,670        $  1,117,641
Business Objects S.A., ADR^*                                                                            120,980           3,253,152
FileNet Corp.^*                                                                                          67,360           1,534,461
Macromedia, Inc.*                                                                                        64,070           2,146,345
McAfee, Inc.*                                                                                           102,900           2,321,424
MicroStrategy, Inc., "A"^*                                                                               63,520           3,447,230
NAVTEQ Corp.^*                                                                                           35,390           1,534,157
Open Solutions, Inc.^*                                                                                   94,340           1,870,762
Opsware, Inc.^*                                                                                         412,430           2,128,139
Retalix Ltd.*                                                                                            37,380             887,775
TIBCO Software, Inc.^*                                                                                  278,200           2,072,590
                                                                                                                       ------------
                                                                                                                       $ 22,313,676
                                                                                                                       ------------
COMPUTER SOFTWARE - SYSTEMS - 1.1%
National Instruments Corp.^                                                                             118,550        $  3,206,777
                                                                                                                       ------------
CONSTRUCTION - 2.0%
BlueLinx Holdings, Inc.                                                                                 108,340        $  1,463,673
Eagle Materials, Inc.^                                                                                   25,970           2,102,012
Headwaters, Inc.*                                                                                        62,100           2,038,122
                                                                                                                       ------------
                                                                                                                       $  5,603,807
                                                                                                                       ------------
CONSUMER GOODS & SERVICES - 3.0%
Career Education Corp.*                                                                                  42,960        $  1,471,810
Corinthian Colleges, Inc.^*                                                                              85,016           1,336,452
PlanetOut, Inc.^*                                                                                        57,400             483,882
Strayer Education, Inc.                                                                                  29,110           3,298,745
Yankee Candle Co., Inc.                                                                                  57,110           1,810,387
                                                                                                                       ------------
                                                                                                                       $  8,401,276
                                                                                                                       ------------
ELECTRICAL EQUIPMENT - 4.0%
A.O. Smith Corp.                                                                                         44,820        $  1,293,953
Blount International, Inc.*                                                                              38,900             660,522
CUNO, Inc.*                                                                                              21,700           1,115,163
Dionex Corp.^*                                                                                           21,000           1,144,500
Littelfuse, Inc.*                                                                                       121,470           3,480,115
MSC Industrial Direct Co., Inc., "A"                                                                    119,210           3,643,058
                                                                                                                       ------------
                                                                                                                       $ 11,337,311
                                                                                                                       ------------
ELECTRONICS - 10.2%
American Superconductor Corp.^*                                                                         183,910        $  1,835,422
Amphenol Corp., "A"                                                                                      32,600           1,207,504
Applied Films Corp.^*                                                                                   108,580           2,510,370
ATMI, Inc.^*                                                                                             58,940           1,475,858
Digital Theater Systems, Inc.*                                                                           30,200             546,922
Dolby Laboratories, Inc.*                                                                                31,320             736,020
DSP Group, Inc.^*                                                                                       165,390           4,260,446
FormFactor, Inc.*                                                                                        75,820           1,716,565
Integrated Circuit Systems, Inc.^*                                                                      171,860           3,285,963
Photon Dynamics, Inc.^*                                                                                  33,900             646,134
PMC-Sierra, Inc.*                                                                                       310,300           2,730,640
Silicon Laboratories, Inc.^*                                                                            214,000           6,357,940
Volterra Semiconductor Corp.*                                                                           104,860           1,415,610
                                                                                                                       ------------
                                                                                                                       $ 28,725,394
                                                                                                                       ------------
ENERGY - INDEPENDENT - 1.6%
Evergreen Solar, Inc.*                                                                                   99,750        $    705,232
Houston Exploration Co.*                                                                                 16,920             963,594
Noble Energy, Inc.^                                                                                      14,400             979,488
Stone Energy Corp.^*                                                                                     19,490             946,629
Unit Corp.*                                                                                              23,840           1,076,853
                                                                                                                       ------------
                                                                                                                       $  4,671,796
                                                                                                                       ------------
ENGINEERING - CONSTRUCTION - 0.8%
InfraSource Services, Inc.*                                                                             179,410        $  2,152,920
                                                                                                                       ------------
FOOD & DRUG STORES - 0.6%
Wild Oats Markets, Inc.^*                                                                               156,360        $  1,662,107
                                                                                                                       ------------
FOOD & NON-ALCOHOLIC BEVERAGES - 0.5%
CoolBrands International, Inc.*                                                                         208,900        $  1,545,489
                                                                                                                       ------------
FOREST & PAPER PRODUCTS - 0.6%
Abitibi-Consolidated, Inc.                                                                              255,480        $  1,182,872
Bowater, Inc.                                                                                            16,040             604,227
                                                                                                                       ------------
                                                                                                                       $  1,787,099
                                                                                                                       ------------
FURNITURE & APPLIANCES - 0.5%
Tempur-Pedic International, Inc.^*                                                                       78,400        $  1,462,944
                                                                                                                       ------------
GAMING & LODGING - 0.9%
WMS Industries, Inc.^*                                                                                   87,350        $  2,459,776
                                                                                                                       ------------
GENERAL MERCHANDISE - 0.4%
99 Cents Only Stores^*                                                                                   88,280        $  1,162,648
                                                                                                                       ------------
INSURANCE - 0.4%
Endurance Specialty Holdings Ltd.^                                                                       31,000        $  1,173,040
                                                                                                                       ------------
INTERNET - 1.4%
Ariba, Inc.^*                                                                                           517,190        $  4,013,394
                                                                                                                       ------------
LEISURE & TOYS - 3.2%
Activision, Inc.*                                                                                       214,786        $  3,178,833
Take-Two Interactive Software, Inc.^*                                                                    45,400           1,775,140
THQ, Inc.^*                                                                                             140,330           3,948,886
Ubisoft Entertainment S.A.*                                                                               7,000             273,001
                                                                                                                       ------------
                                                                                                                       $  9,175,860
                                                                                                                       ------------
MACHINERY & TOOLS - 1.9%
Cognex Corp.                                                                                            176,120        $  4,381,866
MINEBEA Co. Ltd.^                                                                                       225,000             965,440
                                                                                                                       ------------
                                                                                                                       $  5,347,306
                                                                                                                       ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.0%
Allscripts Healthcare Solutions, Inc.^*                                                                   9,100        $    130,130
Cerner Corp.^*                                                                                            8,800             462,088
Omnicell, Inc.*                                                                                         161,840           1,166,866
TriZetto Group, Inc.^*                                                                                  112,150           1,044,116
                                                                                                                       ------------
                                                                                                                       $  2,803,200
                                                                                                                       ------------
MEDICAL EQUIPMENT - 13.3%
Align Technology, Inc.^*                                                                                160,160        $    999,398
Aspect Medical Systems, Inc.^*                                                                          217,070           4,686,541
Conceptus, Inc.*##                                                                                       45,800             357,240
Conceptus, Inc.^*                                                                                       261,020           2,035,956
Cyberonics, Inc.^*                                                                                       44,400           1,961,148
Cytyc Corp.*                                                                                            176,716           4,066,235
DJ Orthopedics, Inc.^*                                                                                   57,920           1,450,896
Fisher Scientific International, Inc.^*                                                                  24,040           1,368,357
FoxHollow Technologies, Inc.^*                                                                           54,540           1,538,028
Hogy Medical Co. Ltd.                                                                                    33,000           1,603,750
IDEXX Laboratories, Inc.*                                                                                51,813           2,806,192
Inamed Corp.*                                                                                            57,900           4,046,052
Millipore Corp.*                                                                                         51,310           2,226,854
Penwest Pharmaceuticals Co.^*                                                                            61,560             760,882
Thoratec Corp.^*                                                                                        226,950           2,773,329
Ventana Medical Systems, Inc.^*                                                                         113,880           4,265,945
VNUS Medical Technologies, Inc.^*                                                                        53,530             619,877
                                                                                                                       ------------
                                                                                                                       $ 37,566,680
                                                                                                                       ------------
METALS & MINING - 1.3%
Aber Diamond Corp.                                                                                       65,650        $  2,002,325
Inmet Mining Corp.*                                                                                     113,780           1,735,268
                                                                                                                       ------------
                                                                                                                       $  3,737,593
                                                                                                                       ------------
OIL SERVICES - 3.5%
Atwood Oceanics, Inc.*                                                                                   15,790        $  1,050,667
Cal Dive International, Inc.^*                                                                           33,700           1,526,610
Grey Wolf, Inc.^*                                                                                       189,400           1,246,252
Lone Star Technologies, Inc.*                                                                            24,760             976,287
Maverick Tube Corp.^*                                                                                    31,540           1,025,365
Oil States International, Inc.*                                                                          51,910           1,066,750
Superior Energy Services, Inc.*                                                                          56,630             974,036
TETRA Technologies, Inc.^*                                                                               34,640             985,162
Trican Well Service Ltd.*                                                                                17,090           1,101,897
                                                                                                                       ------------
                                                                                                                       $  9,953,026
                                                                                                                       ------------
PHARMACEUTICALS - 2.8%
Auxilium Pharmaceuticals, Inc.*                                                                         151,040        $    903,219
Endo Pharmaceuticals Holdings, Inc.*                                                                     78,210           1,763,635
Inspire Pharmaceuticals, Inc.^*                                                                          88,950             725,832
Medicis Pharmaceutical Corp., "A"^                                                                      114,830           3,442,603
PRA International*                                                                                       35,550             957,362
                                                                                                                       ------------
                                                                                                                       $  7,792,651
                                                                                                                       ------------
PRINTING & PUBLISHING - 0.3%
Playboy Enterprises, Inc.,"B"*                                                                           57,020        $    735,558
                                                                                                                       ------------
REAL ESTATE - 0.3%
CB Richard Ellis Group, Inc.*                                                                            23,600        $    825,764
                                                                                                                       ------------
RESTAURANTS - 1.0%
P.F. Chang's China Bistro, Inc.^*                                                                        31,300        $  1,871,740
Rare Hospitality International, Inc.*                                                                    35,500           1,096,240
                                                                                                                       ------------
                                                                                                                       $  2,967,980
                                                                                                                       ------------
SPECIALTY STORES - 4.3%
A.C. Moore Arts & Crafts, Inc.^*                                                                        103,470        $  2,758,510
Audible, Inc.^*                                                                                         120,400           1,627,808
Celebrate Express, Inc.*                                                                                 20,900             409,431
GameStop Corp.^*                                                                                         42,700             946,232
Grupo Elektra S.A. de C.V.                                                                               83,340             667,720
Regis Corp.^                                                                                             46,300           1,895,059
Restoration Hardware, Inc.^*                                                                             67,490             384,693
Tuesday Morning Corp.^*                                                                                  80,680           2,329,232
West Marine, Inc.^*                                                                                      50,040           1,063,850
                                                                                                                       ------------
                                                                                                                       $ 12,082,535
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELINE - 1.6%
AudioCodes Ltd.^*                                                                                       165,870        $  1,867,696
Blue Coat Systems, Inc.^*                                                                                76,800           1,804,800
Harmonic, Inc.*                                                                                          80,600             770,536
                                                                                                                       ------------
                                                                                                                       $  4,443,032
                                                                                                                       ------------
TELEPHONE SERVICES - 0.9%
FastWeb S.p.A.^*                                                                                         13,840        $    677,395
SpectraSite, Inc.*                                                                                       23,280           1,349,542
Syniverse Holdings, Inc.*                                                                                31,630             436,494
                                                                                                                       ------------
                                                                                                                       $  2,463,431
                                                                                                                       ------------
TRUCKING - 1.3%
CNF, Inc.                                                                                                48,200        $  2,255,278
Landstar Systems, Inc.*                                                                                  39,900           1,306,725
                                                                                                                       ------------
                                                                                                                       $  3,562,003
                                                                                                                       ------------
Total Stocks (Identified Cost, $268,605,815)                                                                           $275,346,787
                                                                                                                       ------------
COLLATERAL FOR SECURITIES LOANED - 23.5%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                            66,250,752        $ 66,250,752
                                                                                                                       ------------

ISSUER                                                                                              PAR AMOUNT             VALUE
SHORT-TERM OBLIGATION - 1.6%
General Electric Capital Corp., 2.84%, due 4/01/05, at Amortized Cost<                             $  4,518,000        $  4,518,000
                                                                                                                       ------------
Total Investments (Identified Cost, $339,374,567)                                                                      $346,115,539
                                                                                                                       ------------
OTHER ASSETS, LESS LIABILITIES - (22.6)%                                                                                (63,734,857)
                                                                                                                       ------------
NET ASSETS - 100.0%                                                                                                    $282,380,682
                                                                                                                       ------------

*   Non-income producing security.
^   All or a portion of this security is on loan.
##  SEC Rule 144A restriction.
<   The rate shown represents an annualized yield at time of purchase.

ADR = American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE NEW DISCOVERY SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 03/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $342,332,436
                                                ============
Gross unrealized appreciation                   $ 22,955,464
Gross unrealized depreciation                    (19,172,361)
                                                ------------
  Net unrealized appreciation (depreciation)    $  3,783,103
                                                ============


(C) 2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2005



                        Core Equity Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS   March 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Core Equity Series

ISSUER                                                                                                SHARES               VALUE
STOCKS - 98.4%

AEROSPACE - 2.5%
KVH Industries, Inc.^*                                                                                   20,530        $    187,028
Lockheed Martin Corp.                                                                                    33,880           2,068,713
                                                                                                                       ------------
                                                                                                                       $  2,255,741
                                                                                                                       ------------
ALCOHOLIC BEVERAGES - 0.6%
Anheuser-Busch Cos., Inc.                                                                                10,700        $    507,073
                                                                                                                       ------------
APPAREL MANUFACTURERS - 0.3%
Columbia Sportswear Co.*                                                                                  4,790        $    254,972
                                                                                                                       ------------
AUTOMOTIVE - 0.8%
Harley-Davidson, Inc.                                                                                     6,210        $    358,690
Magna International, Inc., "A"                                                                            4,800             321,120
                                                                                                                       ------------
                                                                                                                       $    679,810
                                                                                                                       ------------
BANKS & CREDIT COMPANIES - 11.9%
Bank of America Corp.                                                                                    42,418        $  1,870,634
Countrywide Financial Corp.                                                                              36,340           1,179,596
J.P. Morgan Chase & Co.                                                                                  39,226           1,357,220
North Fork Bancorporation, Inc.                                                                          46,800           1,298,232
PNC Financial Services Group, Inc.                                                                       16,470             847,876
SLM Corp.                                                                                                33,200           1,654,688
SunTrust Banks, Inc.                                                                                     14,730           1,061,591
U.S. Bancorp                                                                                             24,260             699,173
Washington Mutual, Inc.                                                                                  16,700             659,650
                                                                                                                       ------------
                                                                                                                       $ 10,628,660
                                                                                                                       ------------
BIOTECHNOLOGY - 1.5%
Gilead Sciences, Inc.*                                                                                   19,600        $    701,680
MedImmune, Inc.*                                                                                         21,850             520,248
Neurochem, Inc.*                                                                                          9,300             110,763
                                                                                                                       ------------
                                                                                                                       $  1,332,691
                                                                                                                       ------------
BROADCAST & CABLE TV - 3.7%
ADVO, Inc.                                                                                                4,210        $    157,664
Citadel Broadcasting Corp.*                                                                               8,440             115,881
Comcast Corp., "A"*                                                                                       6,820             230,380
EchoStar Communications Corp., "A"                                                                        5,270             154,147
Interpublic Group of Cos., Inc.*                                                                         56,300             691,364
R.H. Donnelley Corp.*                                                                                     3,540             205,639
Radio One, Inc., "D"^*                                                                                   16,290             240,278
Viacom, Inc., "B"                                                                                        12,100             421,443
Walt Disney Co.                                                                                          39,400           1,131,962
                                                                                                                       ------------
                                                                                                                       $  3,348,758
                                                                                                                       ------------
BROKERAGE & ASSET MANAGERS - 2.3%
Ameritrade Holding Corp.*                                                                                43,290        $    441,991
Franklin Resources, Inc.                                                                                  2,100             144,165
Goldman Sachs Group, Inc.                                                                                 6,070             667,639
Legg Mason, Inc.                                                                                          7,440             581,362
Mellon Financial Corp.                                                                                    6,980             199,209
                                                                                                                       ------------
                                                                                                                       $  2,034,366
                                                                                                                       ------------
BUSINESS SERVICES - 1.6%
Accenture Ltd., "A"*                                                                                     17,630        $    425,765
Fiserv, Inc.*                                                                                            12,350             491,530
Getty Images, Inc.*                                                                                       2,680             190,575
Hewitt Associates, Inc., "A"^*                                                                            5,640             150,024
SIRVA, Inc.*                                                                                             25,100             178,461
                                                                                                                       ------------
                                                                                                                       $  1,436,355
                                                                                                                       ------------
CHEMICALS - 2.1%
E.I. du Pont de Nemours & Co.                                                                            13,680        $    700,963
Monsanto Co.                                                                                             18,480           1,191,960
                                                                                                                       ------------
                                                                                                                       $  1,892,923
                                                                                                                       ------------
COMPUTER SOFTWARE - 2.6%
Business Objects S.A., ADR^*                                                                             17,670        $    475,146
Computer Associates International, Inc.                                                                      26                 705
FileNet Corp.*                                                                                            3,640              82,919
MicroStrategy, Inc., "A"*                                                                                 3,130             169,865
Oracle Corp.*                                                                                            69,400             866,112
Symantec Corp.*                                                                                          34,910             744,630
                                                                                                                       ------------
                                                                                                                       $  2,339,377
                                                                                                                       ------------
COMPUTER SOFTWARE - SYSTEMS - 2.7%
Apple Computer, Inc.*                                                                                    13,740        $    572,546
Dell, Inc.*                                                                                              48,140           1,849,539
                                                                                                                       ------------
                                                                                                                       $  2,422,085
                                                                                                                       ------------
CONSTRUCTION - 0.4%
Eagle Materials, Inc.^                                                                                    4,790        $    387,703
                                                                                                                       ------------
CONSUMER GOODS & SERVICES - 2.9%
Career Education Corp.*                                                                                   7,280        $    249,413
Gillette Co.                                                                                             18,300             923,784
Procter & Gamble Co.                                                                                     26,910           1,426,230
                                                                                                                       ------------
                                                                                                                       $  2,599,427
                                                                                                                       ------------
ELECTRICAL EQUIPMENT - 4.5%
American Standard Cos., Inc.                                                                              5,150        $    239,372
General Electric Co.                                                                                     81,920           2,954,035
Tyco International Ltd.                                                                                  23,600             797,680
                                                                                                                       ------------
                                                                                                                       $  3,991,087
                                                                                                                       ------------
ELECTRONICS - 2.7%
Analog Devices, Inc.                                                                                     20,460        $    739,424
FormFactor, Inc.*                                                                                         9,150             207,156
Integrated Circuit Systems, Inc.*                                                                        14,690             280,873
KLA-Tencor Corp.                                                                                          4,980             229,130
Marvell Technology Group Ltd.*                                                                            5,200             199,368
PMC-Sierra, Inc.*                                                                                        34,490             303,512
Silicon Laboratories, Inc.*                                                                               8,490             252,238
Xilinx, Inc.                                                                                              6,900             201,687
                                                                                                                       ------------
                                                                                                                       $  2,413,388
                                                                                                                       ------------
ENERGY - INDEPENDENT - 1.0%
Devon Energy Corp.                                                                                        7,990        $    381,522
EOG Resources, Inc.                                                                                       3,500             170,590
Noble Energy, Inc.^                                                                                       4,980             338,740
                                                                                                                       ------------
                                                                                                                       $    890,852
                                                                                                                       ------------
ENERGY - INTEGRATED - 5.9%
ConocoPhillips                                                                                            9,550        $  1,029,872
Exxon Mobil Corp.                                                                                        39,946           2,380,782
TOTAL S.A., ADR                                                                                          16,120           1,889,748
                                                                                                                       ------------
                                                                                                                       $  5,300,402
                                                                                                                       ------------
FOOD & DRUG STORES - 1.2%
CVS Corp.                                                                                                14,560        $    766,147
Kroger Co.*                                                                                              16,580             265,777
                                                                                                                       ------------
                                                                                                                       $  1,031,924
                                                                                                                       ------------
FOOD & NON-ALCOHOLIC BEVERAGES - 2.6%
General Mills, Inc.                                                                                      11,230        $    551,954
PepsiCo, Inc.                                                                                            33,107           1,755,664
                                                                                                                       ------------
                                                                                                                       $  2,307,618
                                                                                                                       ------------
FOREST & PAPER PRODUCTS - 0.6%
Abitibi-Consolidated, Inc.                                                                              113,100        $    523,653
                                                                                                                       ------------
GAMING & LODGING - 0.8%
Carnival Corp.                                                                                            7,280        $    377,177
WMS Industries, Inc.^*                                                                                   11,720             330,035
                                                                                                                       ------------
                                                                                                                       $    707,212
                                                                                                                       ------------
GENERAL MERCHANDISE - 4.2%
Kohl's Corp.*                                                                                            36,570        $  1,888,109
Target Corp.                                                                                             36,620           1,831,732
                                                                                                                       ------------
                                                                                                                       $  3,719,841
                                                                                                                       ------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.6%
CIGNA Corp.                                                                                               6,100        $    544,730
                                                                                                                       ------------
INSURANCE - 3.9%
Ace Ltd.                                                                                                 12,190        $    503,081
American International Group, Inc.                                                                       27,590           1,528,762
Conseco, Inc.*                                                                                           11,620             237,280
Genworth Financial, Inc., "A"                                                                             8,610             236,947
Hartford Financial Services Group, Inc.                                                                   5,550             380,508
MetLife, Inc.                                                                                            16,280             636,548
                                                                                                                       ------------
                                                                                                                       $  3,523,126
                                                                                                                       ------------
INTERNET - 1.8%
Ariba, Inc.^*                                                                                           103,630        $    804,169
eBay, Inc.*                                                                                               4,780             178,103
Yahoo!, Inc.*                                                                                            19,700             667,830
                                                                                                                       ------------
                                                                                                                       $  1,650,102
                                                                                                                       ------------
LEISURE & TOYS - 0.3%
Electronic Arts, Inc.*                                                                                    1,730        $     89,579
Hasbro, Inc.                                                                                              3,350              68,507
Mattel, Inc.                                                                                              3,980              84,973
                                                                                                                       ------------
                                                                                                                       $    243,059
                                                                                                                       ------------
MACHINERY & TOOLS - 0.5%
Caterpillar, Inc.                                                                                         3,060        $    279,806
Roper Industries, Inc.                                                                                    2,830             185,365
                                                                                                                       ------------
                                                                                                                       $    465,171
                                                                                                                       ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.9%
Apria Healthcare Group, Inc.*                                                                             6,940        $    222,774
LifePoint Hospitals, Inc.*                                                                               12,700             556,768
Tenet Healthcare Corp.*                                                                                  61,460             708,634
VistaCare, Inc., "A"^*                                                                                   11,110             227,422
                                                                                                                       ------------
                                                                                                                       $  1,715,598
                                                                                                                       ------------
MEDICAL EQUIPMENT - 2.4%
Aspect Medical Systems, Inc.^*                                                                            5,480        $    118,313
Boston Scientific Corp.*                                                                                 18,600             544,794
Cyberonics, Inc.^*                                                                                        8,770             387,371
Syneron Medical Ltd.*                                                                                    11,300             360,018
Zimmer Holdings, Inc.*                                                                                    9,110             708,849
                                                                                                                       ------------
                                                                                                                       $  2,119,345
                                                                                                                       ------------
METALS & MINING - 1.1%
Companhia Vale do Rio Doce, ADR                                                                          30,910        $    977,065
                                                                                                                       ------------
NATURAL GAS - DISTRIBUTION - 0.5%
AGL Resources, Inc.                                                                                      12,960        $    452,693
                                                                                                                       ------------
OIL SERVICES - 1.1%
Halliburton Co.                                                                                          10,420        $    450,665
Noble Corp.                                                                                               3,830             215,284
Pride International, Inc.*                                                                               13,170             327,143
                                                                                                                       ------------
                                                                                                                       $    993,092
                                                                                                                       ------------
PERSONAL COMPUTERS & PERIPHERALS - 2.2%
EMC Corp.*                                                                                               43,210        $    532,347
Flextronics International Ltd.*                                                                          29,600             356,384
Lexmark International, Inc., "A"*                                                                         9,010             720,530
Solectron Corp.*                                                                                        101,710             352,934
                                                                                                                       ------------
                                                                                                                       $  1,962,195
                                                                                                                       ------------
PHARMACEUTICALS - 7.0%
Abbott Laboratories                                                                                      22,510        $  1,049,416
Allergan, Inc.                                                                                            7,500             521,025
Eli Lilly & Co.                                                                                          20,330           1,059,193
Johnson & Johnson                                                                                        22,850           1,534,606
Wyeth                                                                                                    48,480           2,044,886
                                                                                                                       ------------
                                                                                                                       $  6,209,126
                                                                                                                       ------------
POLLUTION CONTROL - 0.2%
Waste Management, Inc.                                                                                    5,220        $    150,597
                                                                                                                       ------------
PRINTING & PUBLISHING - 0.1%
Lamar Advertising Co., "A"*                                                                               1,870        $     75,342
                                                                                                                       ------------
REAL ESTATE - 0.5%
Boston Properties, Inc.                                                                                   7,470        $    449,918
                                                                                                                       ------------
RESTAURANTS - 0.8%
Outback Steakhouse, Inc.                                                                                 11,200        $    512,848
Rare Hospitality International, Inc.*                                                                     5,400             166,752
                                                                                                                       ------------
                                                                                                                       $    679,600
                                                                                                                       ------------
SPECIALTY CHEMICALS - 1.3%
Lyondell Chemical Co.                                                                                    43,100        $  1,203,352
                                                                                                                       ------------
SPECIALTY STORES - 1.6%
Circuit City Stores, Inc.                                                                                39,230        $    629,641
Gap, Inc.                                                                                                 7,270             158,777
Regis Corp.                                                                                               5,330             218,157
Restoration Hardware, Inc.*                                                                              35,700             203,490
West Marine, Inc.^*                                                                                      10,370             220,466
                                                                                                                       ------------
                                                                                                                       $  1,430,531
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELESS - 0.7%
Vodafone Group PLC, ADR                                                                                  23,448        $    622,779
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELINE - 2.0%
Cisco Systems, Inc.*                                                                                     81,190        $  1,452,489
Research In Motion Ltd.*                                                                                  4,390             335,484
                                                                                                                       ------------
                                                                                                                       $  1,787,973
                                                                                                                       ------------
TELEPHONE SERVICES - 2.3%
CenturyTel, Inc.                                                                                          9,090        $    298,516
MCI, Inc.                                                                                                 8,600             214,312
Sprint Corp.                                                                                             54,110           1,231,003
Syniverse Holdings, Inc.*                                                                                23,100             318,780
                                                                                                                       ------------
                                                                                                                       $  2,062,611
                                                                                                                       ------------
TOBACCO - 1.7%
Altria Group, Inc.                                                                                       22,960        $  1,501,354
                                                                                                                       ------------
TRUCKING - 1.5%
CNF, Inc.                                                                                                14,220        $    665,354
United Parcel Service, Inc., "B"                                                                          4,870             354,244
Werner Enterprises, Inc.^                                                                                18,420             357,901
                                                                                                                       ------------
                                                                                                                       $  1,377,499
                                                                                                                       ------------
UTILITIES - ELECTRIC POWER - 3.0%
CMS Energy Corp.*                                                                                        33,250        $    433,580
Constellation Energy Group, Inc.                                                                          7,900             408,430
Exelon Corp.                                                                                              7,200             330,408
PG&E Corp.                                                                                               12,140             413,974
PPL Corp.                                                                                                 9,080             490,229
TXU Corp.                                                                                                 7,150             569,355
                                                                                                                       ------------
                                                                                                                       $  2,645,976
                                                                                                                       ------------
Total Stocks (Identified Cost, $78,756,570)                                                                            $ 87,848,752
                                                                                                                       ------------
COLLATERAL FOR SECURITIES LOANED - 4.5%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                             3,983,688        $  3,983,688
                                                                                                                       ------------

ISSUER                                                                                              PAR AMOUNT             VALUE
REPURCHASE AGREEMENT - 1.5%
Merrill Lynch, 2.8%, dated 3/31/05, due 4/01/05, total to be received $1,334,104 (secured by various U.S. Treasury and Federal
Agency obligations in a jointly traded account), at Cost                                           $  1,334,000        $  1,334,000
                                                                                                                       ------------
Total Investments (Identified Cost, $84,074,258)                                                                       $ 93,166,440
                                                                                                                       ------------
OTHER ASSETS, LESS LIABILITIES - (4.4)%                                                                                  (3,923,924)
                                                                                                                       ------------
NET ASSETS - 100.0%                                                                                                    $ 89,242,516
                                                                                                                       ------------

*   Non-income producing security.
^   All or a portion of this security is on loan.

ADR = American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - CORE EQUITY SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED)

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $84,463,308
                                                ===========
Gross unrealized appreciation                   $11,430,943
Gross unrealized depreciation                    (2,727,811)
                                                -----------
  Net unrealized appreciation (depreciation)    $ 8,703,132
                                                ===========


(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2005



                        Research International Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS    March 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Research International Series

ISSUER                                                                                                SHARES               VALUE
STOCKS - 98.5%

AIRLINES - 0.6%
easyJet Airline Co. Ltd.*                                                                               231,620        $    943,418
                                                                                                                       ------------
ALCOHOLIC BEVERAGES - 1.1%
Diageo PLC                                                                                              115,430        $  1,625,686
                                                                                                                       ------------
APPAREL MANUFACTURERS - 0.7%
Burberry Group PLC                                                                                      136,920        $  1,058,522
                                                                                                                       ------------
AUTOMOTIVE - 3.0%
Compagnie Generale des
Etablissements Michelin^                                                                                 18,650        $  1,225,959
PSA Peugeot Citroen S.A.^                                                                                16,930           1,076,017
Toyota Motor Corp.                                                                                       57,100           2,125,171
                                                                                                                       ------------
                                                                                                                       $  4,427,147
                                                                                                                       ------------
BANKS & CREDIT COMPANIES - 21.9%
Aiful Corp.^*                                                                                             8,550        $    669,931
Aiful Corp.                                                                                              17,100           1,368,574
Akbank T.A.S                                                                                            133,800             649,178
Anglo Irish Bank Corp. PLC                                                                               64,878           1,623,468
Banco Bilbao Vizcaya Argentaria S.A.^                                                                   114,620           1,866,548
BNP Paribas^                                                                                             33,640           2,383,610
Credit Agricole S.A.^                                                                                    63,597           1,729,116
DEPFA Bank PLC                                                                                           54,020             854,483
Erste Bank der Oesterreichischen Sparkassen AG                                                           32,000           1,674,105
Grupo Financiero Inbursa S.A. de C.V.                                                                   423,520             830,394
Hana Bank                                                                                                51,820           1,428,813
HSBC Holdings PLC                                                                                       116,270           1,837,267
Kookmin Bank                                                                                             28,330           1,265,156
Mitsubishi Tokyo Financial Group, Inc.^                                                                     180           1,561,494
OTP Bank Ltd., GDR                                                                                       23,680           1,629,184
Powszechna Kasa Oszczednosci Bank Polski S.A.*                                                           93,090             818,905
Royal Bank of Scotland Group PLC                                                                         96,110           3,055,552
Shinsei Bank Ltd.                                                                                       200,000           1,138,007
Takefuji Corp.^                                                                                          36,120           2,432,595
UBS AG^                                                                                                  31,995           2,701,354
UFJ Holdings, Inc.                                                                                          197           1,036,407
                                                                                                                       ------------
                                                                                                                       $ 32,554,141
                                                                                                                       ------------
BROADCAST & CABLE TV - 1.6%
Grupo Televisa S.A., ADR                                                                                 32,120        $  1,888,656
Premiere AG*                                                                                             11,260             466,443
                                                                                                                       ------------
                                                                                                                       $  2,355,099
                                                                                                                       ------------
BUSINESS SERVICES - 2.3%
Manpower, Inc.                                                                                           30,750        $  1,338,240
SOFTBANK CORP.^                                                                                          52,000           2,143,930
                                                                                                                       ------------
                                                                                                                       $  3,482,170
                                                                                                                       ------------
CHEMICALS - 0.8%
Syngenta AG                                                                                              11,852        $  1,237,463
                                                                                                                       ------------
CONSTRUCTION - 3.5%
Italcementi S.p.A.^                                                                                      35,270        $    428,484
Italcementi S.p.A. - Ordinary                                                                            21,540             362,501
Sekisui Chemical Co. Ltd.                                                                               317,000           2,303,465
Urbi Desarrollos Urbanos S.A. de C.V.*                                                                  127,820             640,845
                                                                                                                       ------------
                                                                                                                       $  5,184,866
                                                                                                                       ------------
CONSUMER GOODS & SERVICES - 1.2%
Reckitt Benckiser PLC                                                                                    54,720        $  1,737,605
                                                                                                                       ------------
ELECTRICAL EQUIPMENT - 1.9%
Schneider Electric S.A.^                                                                                 35,411        $  2,775,387
                                                                                                                       ------------
ELECTRONICS - 4.4%
Samsung Electronics Co. Ltd., GDR                                                                         6,450        $  3,188,479
Seiko Epson Corp.                                                                                        91,500           3,396,950
                                                                                                                       ------------
                                                                                                                       $  6,585,429
                                                                                                                       ------------
ENERGY - INDEPENDENT - 2.3%
CNOOC Ltd.                                                                                            3,626,000        $  1,952,624
Thai Oil PLC                                                                                            930,670           1,498,778
                                                                                                                       ------------
                                                                                                                       $  3,451,402
                                                                                                                       ------------
ENERGY - INTEGRATED - 5.2%
LUKOIL, ADR                                                                                               9,030        $  1,223,565
MOL Magyar Olaj-es Gazipari Rt., GDR                                                                      1,960             158,368
Statoil A.S.A.                                                                                          116,060           1,976,112
TOTAL S.A.^                                                                                              18,440           4,315,461
                                                                                                                       ------------
                                                                                                                       $  7,673,506
                                                                                                                       ------------
FOOD & NON-ALCOHOLIC BEVERAGES - 3.0%
China Mengniu Dairy Co. Ltd.                                                                          1,211,000        $    822,928
CoolBrands International, Inc.*                                                                          17,980             133,020
Nestle S.A.^                                                                                             13,030           3,564,529
                                                                                                                       ------------
                                                                                                                       $  4,520,477
                                                                                                                       ------------
INSURANCE - 4.3%
Aviva PLC                                                                                               195,879        $  2,348,230
AXA^                                                                                                     92,840           2,473,637
Riunione Adriatica di Sicurta S.p.A.                                                                     67,910           1,598,083
                                                                                                                       ------------
                                                                                                                       $  6,419,950
                                                                                                                       ------------
LEISURE & TOYS - 1.6%
Nintendo Co. Ltd.                                                                                        21,900        $  2,390,094
                                                                                                                       ------------
MACHINERY & TOOLS - 4.5%
Hyundai Mobis                                                                                            26,560        $  1,731,435
Mitsui Mining & Smelting Co. Ltd.^                                                                      448,000           1,984,982
Sandvik AB^                                                                                              71,920           2,990,352
                                                                                                                       ------------
                                                                                                                       $  6,706,769
                                                                                                                       ------------
MEDICAL EQUIPMENT - 0.6%
Synthes, Inc.                                                                                             7,250        $    806,061
                                                                                                                       ------------
METALS & MINING - 3.1%
Aber Diamond Corp.                                                                                       45,090        $  1,367,516
Anglo American PLC                                                                                       63,620           1,507,358
Companhia Vale do Rio Doce, ADR                                                                          55,350           1,749,614
                                                                                                                       ------------
                                                                                                                       $  4,624,488
                                                                                                                       ------------
NATURAL GAS - DISTRIBUTION - 1.0%
Tokyo Gas Co. Ltd.^                                                                                     372,000        $  1,499,035
                                                                                                                       ------------
OIL SERVICES - 0.8%
Tenaris S.A., ADR                                                                                        18,160        $  1,117,022
                                                                                                                       ------------
PHARMACEUTICALS - 7.4%
AstraZeneca PLC                                                                                          65,020        $  2,560,592
Chugai Pharmaceutical Co. Ltd.^                                                                          83,000           1,275,136
Roche Holding AG^                                                                                        26,260           2,814,238
Sanofi-Aventis^                                                                                          25,810           2,176,829
Tanabe Seiyaku Co. Ltd.                                                                                 136,000           1,354,862
Yamanouchi Pharma Ltd.^                                                                                  23,500             795,718
                                                                                                                       ------------
                                                                                                                       $ 10,977,375
                                                                                                                       ------------
PRINTING & PUBLISHING - 2.3%
Reed Elsevier PLC                                                                                       137,010        $  1,418,757
Yell Group PLC                                                                                          228,510           2,040,541
                                                                                                                       ------------
                                                                                                                       $  3,459,298
                                                                                                                       ------------
REAL ESTATE - 1.1%
Consorcio ARA S.A. de C.V.*                                                                              76,300        $    252,956
Hypo Real Estate Holding AG                                                                              31,480           1,312,214
                                                                                                                       ------------
                                                                                                                       $  1,565,170
                                                                                                                       ------------
SPECIALTY CHEMICALS - 1.9%
Asahi Glass Co. Ltd.^                                                                                   133,000        $  1,401,894
Kaneka Corp.^                                                                                           125,000           1,380,533
                                                                                                                       ------------
                                                                                                                       $  2,782,427
                                                                                                                       ------------
SPECIALTY STORES - 2.1%
Grupo Elektra S.A. de C.V.                                                                              115,510        $    925,466
Kingfisher PLC                                                                                          406,983           2,218,591
                                                                                                                       ------------
                                                                                                                       $  3,144,057
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELESS - 2.3%
Vodafone Group PLC                                                                                    1,292,800        $  3,429,152
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELINE - 1.5%
Nokia Oyj^                                                                                              113,900        $  1,766,217
ZTE Corp.                                                                                               137,400             454,515
                                                                                                                       ------------
                                                                                                                       $  2,220,732
                                                                                                                       ------------
TELEPHONE SERVICES - 6.5%
Deutsche Telekom AG^                                                                                    114,520        $  2,286,605
FastWeb S.p.A.*                                                                                          18,313             896,325
Hanaro Telecom, Inc.*                                                                                   272,930             770,009
Royal KPN N.V.^                                                                                         156,050           1,396,053
Singapore Telecommunications Ltd.                                                                       944,000           1,475,268
Telefonica S.A.                                                                                         163,860           2,855,363
                                                                                                                       ------------
                                                                                                                       $  9,679,623
                                                                                                                       ------------
TOBACCO - 1.3%
Swedish Match AB                                                                                        162,700        $  1,990,348
                                                                                                                       ------------
TRUCKING - 0.6%
TPG N.V.                                                                                                 31,070        $    884,229
                                                                                                                       ------------
UTILITIES - ELECTRIC POWER - 2.1%
Suez S.A.^                                                                                              115,790        $  3,116,646
                                                                                                                       ------------
Total Stocks (Identified Cost, $129,406,458)                                                                           $146,424,794
                                                                                                                       ------------

ISSUER                                                                                              PAR AMOUNT             VALUE
SHORT-TERM OBLIGATION - 0.5%
Societe Generale Time Deposit, 2.875%, due 4/01/05, at Amortized Cost                              $    763,000        $    763,000
                                                                                                                       ------------

ISSUER                                                                                                SHARES               VALUE
COLLATERAL FOR SECURITIES LOANED - 22.9%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                            34,149,882        $ 34,149,882
                                                                                                                       ------------
Total Investments (Identified Cost, $164,319,340)                                                                      $181,337,676
                                                                                                                       ------------
OTHER ASSETS, LESS LIABILITIES - (21.9)%                                                                                (32,630,400)
                                                                                                                       ------------
NET ASSETS - 100.0%                                                                                                    $148,707,276
                                                                                                                       ------------

*   Non-income producing security.
^   All or a portion of this security is on loan.

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2005, are as follows:

Japan                   20.3
Great Britain           17.3
France                  14.3
Switzerland              7.5
South Korea              5.6
Sweden                   3.3
Germany                  3.3
Spain                    3.2
Mexico                   3.1
Other                   22.1

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS SUN LIFE SERIES TRUST - RESEARCH INTERNATIONAL SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 03/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $164,952,702
                                                ============
Gross unrealized appreciation                     18,237,966
Gross unrealized depreciation                     (1,852,992)
                                                ------------
  Net unrealized appreciation (depreciation)    $ 16,384,974
                                                ============


(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2005



                        Strategic Growth Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS   March 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Strategic Growth Series

ISSUER                                                                                                 SHARES              VALUE
STOCKS - 99.2%

APPAREL MANUFACTURERS - 1.1%
Reebok International Ltd.                                                                                19,030        $    843,029
                                                                                                                       ------------
BANKS & CREDIT COMPANIES - 2.9%
American Express Co.                                                                                     21,280        $  1,093,154
Citigroup, Inc.                                                                                          24,820           1,115,411
Northern Trust Corp.                                                                                      1,770              76,889
                                                                                                                       ------------
                                                                                                                       $  2,285,454
                                                                                                                       ------------
BIOTECHNOLOGY - 6.4%
Amgen, Inc.*                                                                                             17,130        $    997,137
Biogen Idec, Inc.*                                                                                        8,400             289,884
Genentech, Inc.*                                                                                          8,620             487,978
Genzyme Corp.*                                                                                           20,700           1,184,868
Gilead Sciences, Inc.*                                                                                   22,490             805,142
ImClone Systems, Inc.^*                                                                                  17,600             607,200
MedImmune, Inc.*                                                                                         30,970             737,396
                                                                                                                       ------------
                                                                                                                       $  5,109,605
                                                                                                                       ------------
BROADCAST & CABLE TV - 7.7%
Comcast Corp., "Special A"*                                                                              25,060        $    837,004
Grupo Televisa S.A., ADR                                                                                  8,230             483,924
News Corp., "A"                                                                                          53,570             906,404
Time Warner, Inc.*                                                                                       42,030             737,627
Univision Communications, Inc., "A"*                                                                     24,460             677,297
Viacom, Inc., "B"                                                                                        42,633           1,484,907
Walt Disney Co.                                                                                          36,960           1,061,861
                                                                                                                       ------------
                                                                                                                       $  6,189,024
                                                                                                                       ------------
BROKERAGE & ASSET MANAGERS - 1.2%
Goldman Sachs Group, Inc.                                                                                 2,610        $    287,074
Mellon Financial Corp.                                                                                   11,950             341,053
Merrill Lynch & Co., Inc.                                                                                 6,260             354,316
                                                                                                                       ------------
                                                                                                                       $    982,443
                                                                                                                       ------------
BUSINESS SERVICES - 2.5%
Accenture Ltd., "A"*                                                                                     57,150        $  1,380,173
Fiserv, Inc.*                                                                                             8,350             332,330
Getty Images, Inc.*                                                                                       4,210             299,373
                                                                                                                       ------------
                                                                                                                       $  2,011,876
                                                                                                                       ------------
CHEMICALS - 0.8%
Monsanto Co.                                                                                             10,240        $    660,480
                                                                                                                       ------------
COMPUTER SOFTWARE - 10.6%
Amdocs Ltd.*                                                                                             22,010        $    625,084
Check Point Software Technologies Ltd.*                                                                  15,730             341,970
Citrix Systems, Inc.*                                                                                    17,180             409,228
Computer Associates International, Inc.                                                                     111               3,008
Mercury Interactive Corp.*                                                                               29,120           1,379,706
Microsoft Corp.                                                                                         114,430           2,765,773
Oracle Corp.*                                                                                           127,330           1,589,078
VERITAS Software Corp.*                                                                                  58,669           1,362,294
                                                                                                                       ------------
                                                                                                                       $  8,476,141
                                                                                                                       ------------
COMPUTER SOFTWARE - SYSTEMS - 3.8%
Dell, Inc.*                                                                                              57,540        $  2,210,687
International Business Machines Corp.                                                                     8,880             811,454
                                                                                                                       ------------
                                                                                                                       $  3,022,141
                                                                                                                       ------------
CONSUMER GOODS & SERVICES - 4.0%
Apollo Group, Inc., "A"*                                                                                  4,500        $    333,270
Avon Products, Inc.                                                                                       9,570             410,936
Career Education Corp.*                                                                                   3,140             107,576
Cintas Corp.                                                                                             20,100             830,331
Gillette Co.                                                                                              8,400             424,032
Procter & Gamble Co.                                                                                     21,040           1,115,120
                                                                                                                       ------------
                                                                                                                       $  3,221,265
                                                                                                                       ------------
ELECTRICAL EQUIPMENT - 3.5%
Cooper Industries Ltd., "A"                                                                              10,230        $    731,650
Emerson Electric Co.                                                                                      3,110             201,932
General Electric Co.                                                                                     16,070             579,484
Tyco International Ltd.                                                                                  38,570           1,303,666
                                                                                                                       ------------
                                                                                                                       $  2,816,732
                                                                                                                       ------------
ELECTRONICS - 7.1%
Amphenol Corp., "A"                                                                                       5,020        $    185,941
Analog Devices, Inc.                                                                                     26,700             964,938
Applied Materials, Inc.                                                                                  19,270             313,137
KLA-Tencor Corp.                                                                                         13,080             601,811
Linear Technology Corp.                                                                                   8,160             312,610
Marvell Technology Group Ltd.*                                                                           16,900             647,946
Maxim Integrated Products, Inc.                                                                           7,300             298,351
PMC-Sierra, Inc.*                                                                                        56,800             499,840
Samsung Electronics Co. Ltd., GDR                                                                         1,300             321,750
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                         37,900             321,392
Texas Instruments, Inc.                                                                                  18,610             474,369
Xilinx, Inc.                                                                                             26,760             782,195
                                                                                                                       ------------
                                                                                                                       $  5,724,280
                                                                                                                       ------------
FOOD & DRUG STORES - 1.1%
CVS Corp.                                                                                                17,380        $    914,536
                                                                                                                       ------------
FOOD & NON-ALCOHOLIC BEVERAGES - 3.1%
PepsiCo, Inc.                                                                                            32,510        $  1,724,005
SYSCO Corp.^                                                                                             22,240             796,192
                                                                                                                       ------------
                                                                                                                       $  2,520,197
                                                                                                                       ------------
GAMING & LODGING - 1.0%
Carnival Corp.                                                                                            9,350        $    484,423
Royal Caribbean Cruises Ltd.^                                                                             7,050             315,065
                                                                                                                       ------------
                                                                                                                       $    799,488
                                                                                                                       ------------
GENERAL MERCHANDISE - 3.1%
Kohl's Corp.*                                                                                            13,330        $    688,228
Target Corp.                                                                                             24,820           1,241,496
Wal-Mart Stores, Inc.                                                                                    11,460             574,261
                                                                                                                       ------------
                                                                                                                       $  2,503,985
                                                                                                                       ------------
INSURANCE - 0.8%
American International Group, Inc.                                                                       12,085        $    669,630
                                                                                                                       ------------
INTERNET - 2.5%
eBay, Inc.*                                                                                              19,880        $    740,729
Yahoo!, Inc.*                                                                                            38,070           1,290,573
                                                                                                                       ------------
                                                                                                                       $  2,031,302
                                                                                                                       ------------
LEISURE & TOYS - 1.5%
Activision, Inc.*                                                                                        14,493        $    214,496
Electronic Arts, Inc.*                                                                                   18,340             949,645
                                                                                                                       ------------
                                                                                                                       $  1,164,141
                                                                                                                       ------------
MACHINERY & TOOLS - 0.4%
Illinois Tool Works, Inc.                                                                                 3,450        $    308,878
                                                                                                                       ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
HCA, Inc.                                                                                                 7,720        $    413,560
                                                                                                                       ------------
MEDICAL EQUIPMENT - 4.6%
Boston Scientific Corp.*                                                                                 13,900        $    407,131
Fisher Scientific International, Inc.*                                                                    6,640             377,949
Guidant Corp.                                                                                             4,360             322,204
Medtronic, Inc.                                                                                          32,390           1,650,271
St. Jude Medical, Inc.*                                                                                  16,000             576,000
Waters Corp.*                                                                                             9,320             333,563
                                                                                                                       ------------
                                                                                                                       $  3,667,118
                                                                                                                       ------------
PERSONAL COMPUTERS & PERIPHERALS - 1.9%
EMC Corp.*                                                                                               91,090        $  1,122,229
Network Appliance, Inc.*                                                                                 14,210             393,049
                                                                                                                       ------------
                                                                                                                       $  1,515,278
                                                                                                                       ------------
PHARMACEUTICALS - 11.0%
Abbott Laboratories                                                                                      38,050        $  1,773,891
Allergan, Inc.                                                                                           13,030             905,194
Eli Lilly & Co.                                                                                          13,940             726,274
Johnson & Johnson                                                                                        43,200           2,901,312
Wyeth                                                                                                    59,835           2,523,840
                                                                                                                       ------------
                                                                                                                       $  8,830,511
                                                                                                                       ------------
PRINTING & PUBLISHING - 0.6%
Lamar Advertising Co., "A"*                                                                              11,760        $    473,810
                                                                                                                       ------------
RESTAURANTS - 1.2%
Cheesecake Factory, Inc.*                                                                                 9,835        $    348,651
Outback Steakhouse, Inc.                                                                                 13,100             599,849
                                                                                                                       ------------
                                                                                                                       $    948,500
                                                                                                                       ------------
SPECIALTY STORES - 5.0%
Abercrombie & Fitch Co., "A"                                                                              7,290        $    417,280
Bed Bath & Beyond, Inc.*                                                                                  3,300             120,582
Best Buy Co., Inc.                                                                                        4,540             245,205
Home Depot, Inc.                                                                                         17,700             676,848
Lowe's Cos., Inc.                                                                                        18,740           1,069,867
PETsMART, Inc.                                                                                            9,500             273,125
Staples, Inc.                                                                                            15,220             478,365
TJX Cos., Inc.                                                                                           27,900             687,177
                                                                                                                       ------------
                                                                                                                       $  3,968,449
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELESS - 0.7%
Vodafone Group PLC, ADR                                                                                  21,327        $    566,445
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELINE - 6.3%
Cisco Systems, Inc.*                                                                                    160,510        $  2,871,524
Comverse Technology, Inc.*                                                                               35,350             891,527
Corning, Inc.*                                                                                           36,800             409,584
QUALCOMM, Inc.                                                                                           18,700             685,355
Telefonaktiebolaget LM Ericsson, "B", ADR^                                                                8,190             230,958
                                                                                                                       ------------
                                                                                                                       $  5,088,948
                                                                                                                       ------------
TRUCKING - 2.3%
Expeditors International of
Washington, Inc.                                                                                          6,570        $    351,823
FedEx Corp.                                                                                               6,090             572,155
United Parcel Service, Inc., "B"                                                                         12,760             928,162
                                                                                                                       ------------
                                                                                                                       $  1,852,140
                                                                                                                       ------------
Total Stocks (Identified Cost, $75,048,480)                                                                            $ 79,579,386
                                                                                                                       ------------

ISSUER                                                                                              PAR AMOUNT             VALUE
SHORT-TERM OBLIGATION - 0.5%
General Electric Capital Corp., 2.84%, due 4/01/05, at Amortized Cost <                            $    396,000        $    396,000
                                                                                                                       ------------

ISSUER                                                                                                 SHARES              VALUE
COLLATERAL FOR SECURITIES LOANED - 2.1%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                             1,657,314        $  1,657,314
                                                                                                                       ------------
Total Investments (Identified Cost, $77,101,794)                                                                       $ 81,632,700
                                                                                                                       ------------
OTHER ASSETS, LESS LIABILITIES - (1.8)%                                                                                  (1,465,617)
                                                                                                                       ------------
NET ASSETS - 100.0%                                                                                                    $ 80,167,083
                                                                                                                       ------------

*   Non-income producing security.
^   All or a portion of this security is on loan.
<   The rate shown represents an annualized yield at time of purchase.

ADR = American Depository Receipt
GDR = Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - STRATEGIC GROWTH SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED)

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $78,145,914
                                                ===========
Gross unrealized appreciation                   $ 6,010,955
Gross unrealized depreciation                    (2,524,169)
                                                -----------
  Net unrealized appreciation (depreciation)    $ 3,486,786
                                                ===========


(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2005



                        Technology Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS   March 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Technology Series

ISSUER                                                                                                SHARES               VALUE
STOCKS - 97.5%

BROADCAST & CABLE TV - 1.1%
Gemstar-TV Guide International, Inc.*                                                                    53,200        $    231,420
                                                                                                                       ------------
BUSINESS SERVICES - 5.6%
Getty Images, Inc.*                                                                                       9,800        $    696,878
Hewitt Associates, Inc., "A"^*                                                                           20,800             553,280
                                                                                                                       ------------
                                                                                                                       $  1,250,158
                                                                                                                       ------------
COMPUTER SOFTWARE - 24.5%
Amdocs Ltd.*                                                                                             23,570        $    669,388
Citrix Systems, Inc.*                                                                                     9,270             220,811
FileNet Corp.*                                                                                           14,300             325,754
Informatica Corp.                                                                                        30,400             251,408
McAfee, Inc.*                                                                                            14,920             336,595
Mercury Interactive Corp.*                                                                               12,800             606,464
MicroStrategy, Inc., "A"*                                                                                 8,940             485,174
Opsware, Inc.^*                                                                                          68,200             351,912
Oracle Corp.*                                                                                            99,870           1,246,378
Symantec Corp.*                                                                                          15,480             330,188
VERITAS Software Corp.*                                                                                  27,400             636,228
                                                                                                                       ------------
                                                                                                                       $  5,460,300
                                                                                                                       ------------
COMPUTER SOFTWARE - SYSTEMS - 13.0%
CDW Corp.                                                                                                 8,350        $    473,278
Dell, Inc.*                                                                                              33,870           1,301,285
LG.Philips LCD Co. Ltd.*                                                                                  8,100             352,555
Sun Microsystems, Inc.*                                                                                 192,400             777,296
                                                                                                                       ------------
                                                                                                                       $  2,904,414
                                                                                                                       ------------
ELECTRONICS - 16.3%
Amphenol Corp., "A"                                                                                       5,880        $    217,795
Analog Devices, Inc.                                                                                     13,570             490,420
KLA-Tencor Corp.                                                                                         11,080             509,791
Marvell Technology Group Ltd.*                                                                           16,230             622,258
Samsung Electronics Co. Ltd., GDR                                                                         3,770             933,075
Silicon Laboratories, Inc.*                                                                               7,500             222,825
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                         39,900             338,352
Xilinx, Inc.                                                                                             10,100             295,223
                                                                                                                       ------------
                                                                                                                       $  3,629,739
                                                                                                                       ------------
INTERNET - 8.4%
Ariba, Inc.^*                                                                                            47,360        $    367,514
Google, Inc., "A"*                                                                                        4,300             776,193
Versata, Inc.*                                                                                                2                   2
Yahoo!, Inc.*                                                                                            21,430             726,477
                                                                                                                       ------------
                                                                                                                       $  1,870,186
                                                                                                                       ------------
LEISURE & TOYS - 3.3%
Electronic Arts, Inc.*                                                                                    9,900        $    512,622
Nintendo Co. Ltd.                                                                                         2,100             229,187
                                                                                                                       ------------
                                                                                                                       $    741,809
                                                                                                                       ------------
MACHINERY & TOOLS - 1.9%
ASM Pacific Technology Ltd.                                                                              51,000        $    220,365
Cognex Corp.                                                                                              8,500             211,480
                                                                                                                       ------------
                                                                                                                       $    431,845
                                                                                                                       ------------
PERSONAL COMPUTERS & PERIPHERALS - 10.4%
Captiva Software Corp.*                                                                                  12,900        $    139,707
EMC Corp.*                                                                                               59,390             731,685
Hon Hai Precision Industry Co. Ltd.                                                                      50,000             222,180
Hon Hai Precision Industry Co. Ltd., GDR##                                                               12,870             113,513
Lexmark International, Inc., "A"*                                                                         7,480             598,176
Network Appliance, Inc.*                                                                                 18,740             518,348
                                                                                                                       ------------
                                                                                                                       $  2,323,609
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELINE - 13.0%
Blue Coat Systems, Inc.*                                                                                 10,700        $    251,450
Cisco Systems, Inc.*                                                                                     66,150           1,183,423
Juniper Networks, Inc.*                                                                                  16,610             366,417
QUALCOMM, Inc.                                                                                           19,480             713,942
Research In Motion Ltd.*                                                                                  5,050             385,921
                                                                                                                       ------------
                                                                                                                       $  2,901,153
                                                                                                                       ------------
Total Stocks (Identified Cost, $22,044,437)                                                                            $ 21,744,633
                                                                                                                       ------------
COLLATERAL FOR SECURITIES LOANED - 5.3%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                            1,197,126         $  1,197,126
                                                                                                                       ------------

ISSUER                                                                                              PAR AMOUNT             VALUE
SHORT-TERM OBLIGATION - 1.1%
Edison Asset Securitization LLC, 2.84%, due 4/01/05, at Amortized Cost                             $    240,000        $    240,000
                                                                                                                       ------------
Total Investments ~ (Identified Cost, $23,481,563)                                                                     $ 23,181,759
                                                                                                                       ------------
OTHER ASSETS, LESS LIABILITIES - (3.9)%                                                                                    (876,771)
                                                                                                                       ------------
NET ASSETS - 100.0%                                                                                                    $ 22,304,988
                                                                                                                       ------------

*   Non-income producing security.
##  SEC Rule 144A restriction.
^   All or a portion of this security is on loan.
~ As of March 31, 2005, 1 security representing $113,513 and 0.5% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

ADR = American Depository Receipt
GDR = Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/ SUN LIFE SERIES TRUST - TECHNOLOGY SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 03/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $23,790,970
                                                ===========
Gross unrealized appreciation                   $   436,318
Gross unrealized depreciation                    (1,045,529)
                                                -----------
  Net unrealized appreciation (depreciation)    $  (609,211)
                                                ===========


(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2005



                        Strategic Value Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS   March 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Strategic Value Series

ISSUER                                                                                                SHARES               VALUE
STOCKS - 98.9%

AEROSPACE - 2.7%
Lockheed Martin Corp.                                                                                     4,950        $    302,247
                                                                                                                       ------------
AUTOMOTIVE - 1.1%
SPX Corp.                                                                                                 2,710        $    117,289
                                                                                                                       ------------
BANKS & CREDIT COMPANIES - 11.3%
Bank of America Corp.                                                                                     6,186        $    272,803
Freddie Mac                                                                                               4,005             253,112
J.P. Morgan Chase & Co.                                                                                  12,950             448,070
PNC Financial Services Group, Inc.                                                                        5,610             288,803
                                                                                                                       ------------
                                                                                                                       $  1,262,788
                                                                                                                       ------------
BIOTECHNOLOGY - 1.2%
MedImmune, Inc.*                                                                                          5,600        $    133,336
                                                                                                                       ------------
BROADCAST & CABLE TV - 8.0%
Interpublic Group of Cos., Inc.*                                                                         21,520        $    264,266
Viacom, Inc., "B"                                                                                        10,920             380,344
Walt Disney Co.                                                                                           8,670             249,089
                                                                                                                       ------------
                                                                                                                       $    893,699
                                                                                                                       ------------
BROKERAGE & ASSET MANAGERS - 4.8%
Mellon Financial Corp.                                                                                   10,655        $    304,094
Merrill Lynch & Co., Inc.                                                                                 4,085             231,211
                                                                                                                       ------------
                                                                                                                       $    535,305
                                                                                                                       ------------
COMPUTER SOFTWARE - 3.2%
Symantec Corp.*                                                                                          16,520        $    352,372
                                                                                                                       ------------
COMPUTER SOFTWARE - SYSTEMS - 1.4%
Sun Microsystems, Inc.*                                                                                  37,100        $    149,884
                                                                                                                       ------------
CONSTRUCTION - 2.1%
Masco Corp.                                                                                               6,600        $    228,822
                                                                                                                       ------------
CONSUMER GOODS & SERVICES - 2.0%
Gillette Co.                                                                                              4,450        $    224,636
                                                                                                                       ------------
CONTAINERS - 4.0%
Owens-Illinois, Inc.*                                                                                    15,670        $    393,944
Smurfit-Stone Container Corp.*                                                                            3,100              47,957
                                                                                                                       ------------
                                                                                                                       $    441,901
                                                                                                                       ------------
ELECTRICAL EQUIPMENT - 2.7%
Tyco International Ltd.                                                                                   8,790        $    297,102
                                                                                                                       ------------
ENERGY - INDEPENDENT - 2.9%
Apache Corp.                                                                                                890        $     54,495
Devon Energy Corp.                                                                                        5,690             271,698
                                                                                                                       ------------
                                                                                                                       $    326,193
                                                                                                                       ------------
FOOD & DRUG STORES - 0.3%
Rite Aid Corp.*                                                                                           9,480        $     37,541
                                                                                                                       ------------
FOOD & NON-ALCOHOLIC BEVERAGES - 1.7%
General Mills, Inc.                                                                                       3,820        $    187,753
                                                                                                                       ------------
FOREST & PAPER PRODUCTS - 2.0%
Bowater, Inc.                                                                                             5,922        $    223,082
                                                                                                                       ------------
INSURANCE - 5.9%
Allstate Corp.                                                                                            5,290        $    285,977
Conseco, Inc.*                                                                                           11,920             243,406
Hartford Financial Services Group, Inc.                                                                   1,785             122,380
                                                                                                                       ------------
                                                                                                                       $    651,763
                                                                                                                       ------------
LEISURE & TOYS - 1.4%
Mattel, Inc.                                                                                              7,520        $    160,552
                                                                                                                       ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 3.1%
Apria Healthcare Group, Inc.*                                                                             3,610        $    115,881
Tenet Healthcare Corp.*                                                                                  20,330             234,405
                                                                                                                       ------------
                                                                                                                       $    350,286
                                                                                                                       ------------
OIL SERVICES - 7.5%
BJ Services Co.                                                                                           2,410        $    125,031
Cooper Cameron Corp.*                                                                                     3,610             206,528
GlobalSantaFe Corp.                                                                                       7,185             266,132
Noble Corp.                                                                                               4,190             235,520
                                                                                                                       ------------
                                                                                                                       $    833,211
                                                                                                                       ------------
PHARMACEUTICALS - 9.5%
Abbott Laboratories                                                                                       3,480        $    162,238
Johnson & Johnson                                                                                         1,410              94,696
Merck & Co., Inc.                                                                                        12,595             407,700
Wyeth                                                                                                     9,430             397,757
                                                                                                                       ------------
                                                                                                                       $  1,062,391
                                                                                                                       ------------
SPECIALTY STORES - 3.2%
Circuit City Stores, Inc.                                                                                 1,500        $     24,075
Gap, Inc.                                                                                                 7,960             173,846
OfficeMax, Inc.                                                                                           4,850             162,475
                                                                                                                       ------------
                                                                                                                       $    360,396
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELINE - 6.7%
Nokia Corp., ADR                                                                                         22,610        $    348,872
Nortel Networks Corp.*                                                                                  147,550             402,812
                                                                                                                       ------------
                                                                                                                       $    751,684
                                                                                                                       ------------
TELEPHONE SERVICES - 9.0%
Sprint Corp.                                                                                             21,480        $    488,670
Verizon Communications, Inc.                                                                             14,615             518,833
                                                                                                                       ------------
                                                                                                                       $  1,007,503
                                                                                                                       ------------
UTILITIES - ELECTRIC POWER - 1.2%
Calpine Corp.*                                                                                           48,845        $    136,766
                                                                                                                       ------------
Total Stocks (Identified Cost, $10,241,948)                                                                            $ 11,028,502
                                                                                                                       ------------

ISSUER                                                                                              PAR AMOUNT             VALUE
SHORT-TERM OBLIGATION - 0.1%
Societe Generale Time Deposit, 2.875%, due 4/01/05, at Amortized Cost                              $      9,000        $      9,000
                                                                                                                       ------------
Total Investments (Identified Cost, $10,250,948)                                                                       $ 11,037,502
                                                                                                                       ------------
OTHER ASSETS, LESS LIABILITIES - 1.0%                                                                                       107,310
                                                                                                                       ------------
NET ASSETS - 100.0%                                                                                                    $ 11,144,812
                                                                                                                       ------------

*   Non-income producing security.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - STRATEGIC VALUE SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) - MARCH 31, 2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $10,298,808
                                                ===========
Gross unrealized appreciation                   $ 1,100,702
Gross unrealized depreciation                      (362,008)
                                                -----------
  Net unrealized appreciation (depreciation)    $   738,694
                                                ===========


(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2005



                        Mid Cap Value Series

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS   March 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
MFS/Sun Life Series Trust - Mid Cap Value Series

ISSUER                                                                                                SHARES               VALUE
STOCKS - 99.4%

APPAREL MANUFACTURERS - 2.5%
Kellwood Co.                                                                                              5,000        $    143,950
Polo Ralph Lauren Corp., "A"                                                                              6,000             232,800
Reebok International Ltd.                                                                                 4,500             199,350
                                                                                                                       ------------
                                                                                                                       $    576,100
                                                                                                                       ------------
BANKS & CREDIT COMPANIES - 11.0%
Countrywide Financial Corp.                                                                               8,000        $    259,680
First Horizon National Corp.                                                                              7,000             285,530
Mercantile Bankshares Corp.                                                                               5,400             274,644
NewAlliance Bancshares, Inc.                                                                             12,000             168,000
North Fork Bancorporation, Inc.                                                                          12,000             332,880
PNC Financial Services Group, Inc.                                                                        5,000             257,400
Signature Bank*                                                                                           2,370              62,829
Sovereign Bancorp, Inc.                                                                                  15,000             332,400
TCF Financial Corp.                                                                                      10,000             271,500
Zions Bancorporation                                                                                      5,000             345,100
                                                                                                                       ------------
                                                                                                                       $  2,589,963
                                                                                                                       ------------
BIOTECHNOLOGY - 1.7%
MedImmune, Inc.*                                                                                         10,000        $    238,100
Neurocrine Biosciences, Inc.*                                                                             4,000             152,240
                                                                                                                       ------------
                                                                                                                       $    390,340
                                                                                                                       ------------
BROADCAST & CABLE TV - 6.7%
ADVO, Inc.                                                                                                5,000        $    187,250
Citadel Broadcasting Corp.*                                                                              18,000             247,140
Dex Media, Inc.                                                                                          10,000             206,500
Interpublic Group of Cos., Inc.*                                                                         25,000             307,000
Radio One, Inc., "D"*                                                                                    25,000             368,750
Univision Communications, Inc., "A"*                                                                      9,000             249,210
                                                                                                                       ------------
                                                                                                                       $  1,565,850
                                                                                                                       ------------
BROKERAGE & ASSET MANAGERS - 4.1%
Ameritrade Holding Corp.*                                                                                40,000        $    408,400
Friedman, Billings, Ramsey Group, Inc., "A"                                                              17,000             269,790
Mellon Financial Corp.                                                                                   10,000             285,400
                                                                                                                       ------------
                                                                                                                       $    963,590
                                                                                                                       ------------
BUSINESS SERVICES - 2.5%
Ceridian Corp.*                                                                                          15,000        $    255,750
Fiserv, Inc.*                                                                                             5,000             199,000
SIRVA, Inc.*                                                                                             20,000             142,200
                                                                                                                       ------------
                                                                                                                       $    596,950
                                                                                                                       ------------
CHEMICALS - 2.2%
Nalco Holding Co.*                                                                                       12,400        $    233,492
PPG Industries, Inc.                                                                                      4,000             286,080
                                                                                                                       ------------
                                                                                                                       $    519,572
                                                                                                                       ------------
COMPUTER SOFTWARE - 4.0%
Check Point Software Technologies Ltd.*                                                                  12,000        $    260,880
Citrix Systems, Inc.*                                                                                     8,000             190,560
McAfee, Inc.*                                                                                            12,000             270,720
TIBCO Software, Inc.*                                                                                    30,000             223,500
                                                                                                                       ------------
                                                                                                                       $    945,660
                                                                                                                       ------------
COMPUTER SOFTWARE - SYSTEMS - 1.0%
Sun Microsystems, Inc.*                                                                                  60,000        $    242,400
                                                                                                                       ------------
CONSTRUCTION - 3.2%
Eagle Materials, Inc.                                                                                     3,000        $    242,820
Headwaters, Inc.*                                                                                         8,000             262,560
Pulte Homes, Inc.                                                                                         3,500             257,705
                                                                                                                       ------------
                                                                                                                       $    763,085
                                                                                                                       ------------
CONTAINERS - 5.0%
Owens-Illinois, Inc.*                                                                                    22,000        $    553,080
Smurfit-Stone Container Corp.*                                                                           40,000             618,800
                                                                                                                       ------------
                                                                                                                       $  1,171,880
                                                                                                                       ------------
ELECTRICAL EQUIPMENT - 3.0%
Hubbell, Inc., "B"                                                                                        4,000        $    204,400
MSC Industrial Direct Co., Inc., "A"                                                                      8,000             244,480
W.W. Grainger, Inc.                                                                                       4,000             249,080
                                                                                                                       ------------
                                                                                                                       $    697,960
                                                                                                                       ------------
ELECTRONICS - 1.9%
Diebold, Inc.                                                                                             5,000        $    274,250
Silicon Laboratories, Inc.*                                                                               6,000             178,260
                                                                                                                       ------------
                                                                                                                       $    452,510
                                                                                                                       ------------
ENERGY - INDEPENDENT - 6.5%
Devon Energy Corp.                                                                                        9,000        $    429,750
EOG Resources, Inc.                                                                                       6,000             292,440
Newfield Exploration Co.*                                                                                 4,000             297,040
Noble Energy, Inc.                                                                                        4,000             272,080
Range Resources Corp.                                                                                    10,000             233,600
                                                                                                                       ------------
                                                                                                                       $  1,524,910
                                                                                                                       ------------
FOOD & DRUG STORES - 1.4%
Kroger Co.*                                                                                              15,000        $    240,450
Rite Aid Corp.*                                                                                          19,800              78,408
                                                                                                                       ------------
                                                                                                                       $    318,858
                                                                                                                       ------------
FOOD & NON-ALCOHOLIC BEVERAGES - 0.7%
Dean Foods Co.*                                                                                           5,000        $    171,500
                                                                                                                       ------------
FOREST & PAPER PRODUCTS - 1.9%
Bowater, Inc.                                                                                            12,000        $    452,040
                                                                                                                       ------------
GENERAL MERCHANDISE - 1.2%
Family Dollar Stores, Inc.                                                                                9,000        $    273,240
                                                                                                                       ------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.1%
CIGNA Corp.                                                                                               3,000        $    267,900
                                                                                                                       ------------
INSURANCE - 4.5%
Conseco, Inc.*                                                                                           17,000        $    347,140
Endurance Specialty Holdings Ltd.                                                                         9,000             340,560
Genworth Financial, Inc., "A"                                                                             6,500             178,880
Safeco Corp.                                                                                              4,000             194,840
                                                                                                                       ------------
                                                                                                                       $  1,061,420
                                                                                                                       ------------
LEISURE & TOYS - 1.3%
Hasbro, Inc.                                                                                             15,000        $    306,750
                                                                                                                       ------------
MACHINERY & TOOLS - 0.6%
Roper Industries, Inc.                                                                                    2,000        $    131,000
                                                                                                                       ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.8%
Apria Healthcare Group, Inc.*                                                                             6,700        $    215,070
Healthsouth Corp.*                                                                                       35,000             187,250
Tenet Healthcare Corp.*                                                                                  22,500             259,425
                                                                                                                       ------------
                                                                                                                       $    661,745
                                                                                                                       ------------
MEDICAL EQUIPMENT - 0.9%
Inamed Corp.*                                                                                             3,000        $    209,640
                                                                                                                       ------------
METALS & MINING - 0.9%
Aber Diamond Corp.*                                                                                       7,000        $    212,300
                                                                                                                       ------------
NATURAL GAS - DISTRIBUTION - 1.4%
AGL Resources, Inc.                                                                                       5,000        $    174,650
Sempra Energy                                                                                             4,000             159,360
                                                                                                                       ------------
                                                                                                                       $    334,010
                                                                                                                       ------------
OIL SERVICES - 4.9%
Cooper Cameron Corp.*                                                                                     4,000        $    228,840
GlobalSantaFe Corp.                                                                                      12,000             444,480
Noble Corp.                                                                                               5,000             281,050
Pride International, Inc.*                                                                                8,000             198,720
                                                                                                                       ------------
                                                                                                                       $  1,153,090
                                                                                                                       ------------
PERSONAL COMPUTERS & PERIPHERALS - 0.8%
Solectron Corp.*                                                                                         51,000        $    176,970
                                                                                                                       ------------
PHARMACEUTICALS - 0.9%
Endo Pharmaceuticals Holdings, Inc.*                                                                      9,000        $    202,950
                                                                                                                       ------------
PRINTING & PUBLISHING - 3.2%
Lamar Advertising Co., "A"*                                                                               5,000        $    201,450
Media General, Inc., "A"                                                                                  6,000             371,100
Washington Post Co., "B"                                                                                    200             178,800
                                                                                                                       ------------
                                                                                                                       $    751,350
                                                                                                                       ------------
REAL ESTATE - 1.4%
Crescent Real Estate Equities Co.                                                                         9,600        $    156,864
HomeBanc Corp.                                                                                           20,000             176,800
                                                                                                                       ------------
                                                                                                                       $    333,664
                                                                                                                       ------------
RESTAURANTS - 1.2%
Outback Steakhouse, Inc.                                                                                  6,000        $    274,740
                                                                                                                       ------------
SPECIALTY CHEMICALS - 1.0%
Lyondell Chemical Co.                                                                                     8,500        $    237,320
                                                                                                                       ------------
SPECIALTY STORES - 3.4%
OfficeMax, Inc.                                                                                           9,000        $    301,500
Regis Corp.                                                                                               6,000             245,580
Sports Authority, Inc.*                                                                                   9,000             247,500
                                                                                                                       ------------
                                                                                                                       $    794,580
                                                                                                                       ------------
TELECOMMUNICATIONS - WIRELINE - 2.0%
ADC Telecommunications, Inc.*                                                                           115,000        $    228,850
Avaya, Inc.*                                                                                             20,000             233,600
                                                                                                                       ------------
                                                                                                                       $    462,450
                                                                                                                       ------------
TELEPHONE SERVICES - 3.7%
CenturyTel, Inc.                                                                                          5,000        $    164,200
IDT Corp., "B"*                                                                                          17,000             251,430
MCI, Inc.                                                                                                10,000             249,200
Syniverse Holdings, Inc.*                                                                                15,000             207,000
                                                                                                                       ------------
                                                                                                                       $    871,830
                                                                                                                       ------------
TRUCKING - 0.9%
CNF, Inc.                                                                                                 4,700        $    219,913
                                                                                                                       ------------
UTILITIES - ELECTRIC POWER - 2.0%
Calpine Corp.*                                                                                           38,700        $    108,360
CMS Energy Corp.*                                                                                        15,000             195,600
FPL Group, Inc.                                                                                           4,200             168,630
                                                                                                                       ------------
                                                                                                                       $    472,590
                                                                                                                       ------------
Total Stocks (Identified Cost, $22,176,661)                                                                            $ 23,352,620
                                                                                                                       ------------
OTHER ASSETS, LESS LIABILITIES - 0.6%                                                                                       147,058
                                                                                                                       ------------
NET ASSETS - 100.0%                                                                                                    $ 23,499,678
                                                                                                                       ------------

*   Non-income producing security.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - MID CAP VALUE SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) MARCH 31, 2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $22,210,722
                                                ===========
Gross unrealized appreciation                   $ 2,096,607
Gross unrealized depreciation                      (954,709)
                                                -----------
  Net unrealized appreciation (depreciation)    $ 1,141,898
                                                ===========


(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS/SUN LIFE SERIES TRUST
            -------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: May 24, 2005
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: May 24, 2005
      ------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 24, 2005
      ------------


* Print name and title of each signing officer under his or her signature.